                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A
                                                             File No. 2-95928
                                                             File No. 811-4547

                                                                       -----
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  X
                                                                       -----
                                                                       -----
     Pre-Effective Amendment No. ----
                                                                       -----
                                                                       -----
     Post-Effective Amendment No.   34                                   X
                                   ----                                -----
                                       AND
                                                                       -----
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          X
                                                                       -----


     Amendment No.   34
                    ----


                         VOYAGEUR MUTUAL FUNDS III, INC.
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)


           1818 Market Street, Philadelphia, Pennsylvania        19103
--------------------------------------------------------------------------------
            (Address of Principal Executive Offices)          (Zip Code)

Registrant's Telephone Number, including Area Code:             (215) 255-2923
                                                                 -------------

     George M. Chamberlain, Jr., 1818 Market Street, Philadelphia, PA 19103
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Public Offering:                               July 12, 1999

It is proposed that this filing will become effective:

                       immediately upon filing pursuant to paragraph (b)
               ----
                       on (date) pursuant to paragraph (b)
               ----
                       60 days after filing pursuant to paragraph (a)(1)
               ----
                 X     on July 12, 1999 pursuant to paragraph (a)(1)
               ----
                       75 days after filing pursuant to paragraph (a)(2)
               ----
                       on (date) pursuant to paragraph (a)(2) of Rule 485
               ----

                      Title of Securities Being Registered
                      ------------------------------------
      Tax-Efficient Equity Fund A Class, Tax-Efficient Equity Fund B Class,
         Tax-Efficient Equity Fund C Class, Tax- Efficient Equity Fund
     Institutional Class, Aggressive Growth Fund A Class, Aggressive Growth
      Fund B Class, Aggressive Growth Fund C Class, Aggressive Growth Fund Institutional Class, Growth Stock Fund A Class, Growth Stock Fund B Class,
        Growth Stock Fund C Class, Growth Stock Fund Institutional Class

                             --- C O N T E N T S ---


               This Post-Effective Amendment No. 34 to Registration File No. 2-95928 includes the following:


               1.     Facing Page

               2.     Contents Page

               3.     Cross-Reference Sheets

               4.     Part A - Prospectus

               5.     Part B - Statement of Additional Information

               6.     Part C - Other Information

               7.     Signatures

                              CROSS-REFERENCE SHEET

                                     PART A
                                     ------

                                                                                Location in Prospectuses




                                                                    Aggressive Growth
                                                                    Fund/
                                                                    Growth Stock Fund                  Aggressive Growth
                                                                    Class A                            Fund/
                                                                    Class B                            Growth Stock Fund
Item No.            Description                                     Class C                            Institutional Class
--------            -----------                                     -------                            -------------------

1                   Front and Back Cover Pages                      Same                               Same

2                   Risk/Return Summary:                            Fund profiles                      Fund profiles
                    Investments, Risks and Performance

3                   Risk/Return Summary:                            Fund profiles                      Fund profiles
                    Fee Table

4                   Investment Objectives, Principal                How we manage the                  How we manage the
                    Investment Strategies, and Related              Funds                              Funds
                    Risks

5                   Management's Discussion of                      N/A                                N/A
                    Performance

6                   Management, Organization, and                   Who manages the Funds              Who manages the Funds
                    Capital Structure

7                   Shareholder Information                         How to buy shares;                 How to buy shares;
                                                                    How to redeem shares;              How to redeem shares;
                                                                    Special services;                  Dividends, distributions
                                                                    Dividends, distributions           and taxes all under
                                                                    and taxes all under                About your account
                                                                    About your account

8                   Distribution Arrangements                       Choosing a share class;            About your account
                                                                    How to reduce sales
                                                                    charges under About
                                                                    your account


9                   Financial Highlights Information                Financial Highlights               Financial Highlights


                              CROSS-REFERENCE SHEET
                              ---------------------

                                     PART A
                                     ------
                                   (Continued)

                                                                                Location in Prospectuses

                                                                    Tax-Efficient Equity
                                                                    Fund
                                                                    Class A                            Tax-Efficient Equity
                                                                    Class B                            Fund
                                                                    Class C                            Institutional Class
                                                                    -------                            -------------------
Item No.            Description
--------            -----------

1                   Front and Back Cover Pages                      Same                               Same

2                   Risk/Return Summary:
                    Investments, Risks and Performance              Fund profile                       Fund profile

3                   Risk/Return Summary:
                    Fee Table                                       Fund profile                       Fund profile

4                   Investment Objectives, Principal                How we manage the                  How we manage the
                    Investment Strategies, and Related              Fund                               Fund
                    Risks

5                   Management's Discussion of                      N/A                                N/A
                    Performance

6                   Management, Organization, and                   Who manages the Fund               Who manages the Fund
                    Capital Structure

7                   Shareholder Information                         How to buy shares;                 How to buy shares;
                                                                    How to redeem shares;              How to redeem shares;
                                                                    Special services;                  Special services;
                                                                    Dividends, distributions           Dividends, distributions
                                                                    and taxes all under About          and taxes all under
                                                                    your account                       About your account

8                   Distribution Arrangements                       Choosing a share class;            About your account
                                                                    How to reduce sales
                                                                    charges under About
                                                                    your account

9                   Financial Highlights Information                Financial Highlights               Financial Highlights


                              CROSS-REFERENCE SHEET
                              ---------------------

                                     PART B
                                     ------

                                                                                                 Global Bond Fund, International
                                                                                                 Equity Fund, Emerging Markets
                                                                                                 Fund, Global Equity Fund
                                                                                                     Location in Statements
Item No.            Description                                                                    of Additional Information**
--------            -----------                                                                    ---------------------------

       10           Cover Page and Table of Contents                                                         Same

       11           Fund History                                                                      General Information

       12           Description of the Fund and Its Investments and Risks                     Investment Restrictions and Policies

       13           Management of the Fund                                                         Officers and Directors;
                                                                                                      Purchasing Shares

       14           Control Persons and Principal Holders of Securities                             Officers and Directors

       15           Investment Advisory and Other Services                                         Officers and Directors;
                                                                                                Purchasing Shares; Investment
                                                                                           Management Agreements and Sub-Advisory
                                                                                                         Agreement;
                                                                                                    General Information;
                                                                                                    Financial Statements

       16           Brokerage Allocation and Other Practices                                   Trading Practices and Brokerage

       17           Capital Stock and Other Securities                                               General Information

       18           Purchase, Redemption and Pricing of Shares                                Purchasing Shares; Redemption and
                                                                                                    Exchange; Determining
                                                                                             Offering Price and Net Asset Value

       19           Taxation of the Fund                                                Accounting and Tax Issues; Distributions and
                                                                                                            Taxes

       20           Underwriters                                                                      Purchasing Shares

       21           Calculation of Performance Data                                                Performance Information

       22           Financial Statements                                                            Financial Statements


                              CROSS-REFERENCE SHEET
                              ---------------------

                                     PART C
                                     ------


   Item No.    Description                                                 Location in Part C
   --------    -----------                                                 ------------------
     23        Exhibits                                                          Item 23

     24        Persons Controlled by or under Common
               Control with Registrant                                           Item 24

     25        Indemnification                                                   Item 25

     26        Business and Other Connections of the Investment Adviser          Item 26

     27        Principal Underwriters                                            Item 27

     28        Location of Accounts and Records                                  Item 28

     29        Management Services                                               Item 29

     30        Undertakings                                                      Item 30


                                    DELAWARE
                                   INVESTMENTS
                                   -----------
                              Philadelphia * London

                             AGGRESSIVE GROWTH FUND
                                GROWTH STOCK FUND




                           Class A o Class B o Class C



                                   PROSPECTUS
                                  July 00, 1999

                             GROWTH OF CAPITAL FUNDS


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of this prospectus, and any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

FUND PROFILES                                  PAGE 1
Aggressive Growth Fund
Growth Stock Fund

HOW WE MANAGE THE FUNDS                        PAGE
Our investment strategies
The securities we typically invest in
The risks of investing in the Funds

WHO MANAGES THE FUNDS                          PAGE
Investment manager and sub-adviser
Portfolio managers
Fund administration (Who's who)

ABOUT YOUR ACCOUNT                             PAGE
Investing in the Funds
      Choosing a share class
      How to reduce your sales charge
      How to buy shares
      Retirement plans
      How to redeem shares
      Account minimums
      Special services
Dividends, Distributions and Taxes


CERTAIN MANAGEMENT CONSIDERATIONS              PAGE

FINANCIAL HIGHLIGHTS                           PAGE

PROFILE: AGGRESSIVE GROWTH FUND

WHAT ARE THE FUND'S GOALS?
Aggressive Growth Fund seeks long-term capital appreciation. Although the Fund will strive to meet its goals, there is no assurance that it will.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?
We invest primarily in common stocks of companies that we believe have the potential for high earnings growth. We consider companies of any size, as long as they are larger than $300 million in market capitalization. We look for companies that are undervalued, but still have the potential for high earnings growth.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. This Fund will be affected by declines in stock prices. In addition, because Aggressive Growth Fund invests in companies of all sizes, some of the companies it chooses may involve greater risk due to their smaller size, narrow product lines and limited financial resources. For a more complete discussion of risk, please see "The risks of investing in the Fund" on page
____.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial adviser to determine whether it is an appropriate choice for you.


WHO SHOULD INVEST IN THE FUND
o   Investors with long-term financial goals.
o   Investors seeking an investment primarily in common stocks.
o Investors seeking exposure to capital appreciation opportunities across a broad range of industry sectors and company sizes.

WHO SHOULD NOT INVEST IN THE FUND
o   Investors with short-term financial goals.
o   Investors whose primary goal is current income.
o Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly over the short term.

HOW HAS AGGRESSIVE GROWTH FUND PERFORMED?

This bar chart and table can help you evaluate the risks of investing in the Fund. We show how returns for the Fund's Class A shares have varied over the past four calendar years, as well as the average annual returns of all shares for the one-year period and since inception. The Fund's past performance is not necessarily an indication of how it will perform in the future. The returns reflect voluntary expense caps in effect during the periods. The returns would be lower without the voluntary caps.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN (CLASS A)] YEAR-BY-YEAR TOTAL RETURN

-----------------------------------------------------------
1995            1996          1997          1998
-----------------------------------------------------------
0.00%           0.00%         0.00%         0.00%
-----------------------------------------------------------


The Fund's Class A shares had a 0.00% fiscal year-to-date return as of April 30, 1999. During the periods illustrated in this bar chart, Class A's highest return was 00.00% for the quarter ended _________ and its lowest return was 0.00% for the quarter ended ______________.

The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the total returns above. If this fee were included, the returns would be less than those shown. The average annual returns shown in the table on page __ do include the sales charge.

HOW HAS AGGRESSIVE GROWTH FUND PERFORMED? (CONTINUED)

               AVERAGE ANNUAL RETURNS FOR PERIODS ENDING 12/31/98

-----------------------------------------------------------------------------------------------------------------
CLASS              A                        B                        C                       S&P 500 INDEX
-----------------------------------------------------------------------------------------------------------------
                                            (IF REDEEMED)*           (IF REDEEMED)*
-----------------------------------------------------------------------------------------------------------------
                   (INCEPTION 5/16/94)      (INCEPTION 4/16/96)      (INCEPTION 5/20/94)
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
1 year             0.00%                    0.00%                    0.00%                   0.00%
-----------------------------------------------------------------------------------------------------------------
Lifetime**         0.00%                    0.00%                    0.00%                   0.00%
-----------------------------------------------------------------------------------------------------------------

The Fund's returns are compared to the performance of the S&P 500 Index. You should remember that unlike the Fund, the index is unmanaged and doesn't reflect the costs of operating a mutual fund, such as the costs of buying, selling and holding the securities.

* If redeemed at end of period shown. If shares were not redeemed, the returns for Class B would be 0.00% and 0.00%, respectively, for the one-year and lifetime periods. Returns for Class C would be 0.00% and 00.00%, respectively, for the one-year and lifetime periods.

** The S&P 500 Index return shown is for the Class A lifetime period. The Index returns for Class B and Class C lifetime periods were 0.00% and 00.00%, respectively. Maximum sales charges are included in the Fund returns above.

------------------------------------------------------------------------------------------------------------------------------------
WHAT ARE AGGRESSIVE GROWTH FUND'S FEES AND EXPENSES?               CLASS                                  A         B         C
Sales charges are fees paid directly from your                     -----------------------------------------------------------------
investments when you buy or sell shares of the Fund.               Maximum sales charge (load)
The Fund may waive or reduce sales charges; please see             imposed on purchases as a
the Statement of Additional Information for details.               percentage of offering price          5.75%     none      none
                                                                   -----------------------------------------------------------------
                                                                   Maximum contingent deferred sales
                                                                   charge (load) as a percentage of
                                                                   original purchase price or
                                                                   Redemption price, whichever
                                                                   is lower                              none(1)   5%(2)     1%(3)
                                                                   -----------------------------------------------------------------
                                                                   Maximum sales charge (load)
                                                                   imposed on reinvested dividends       none      none      none
                                                                   -----------------------------------------------------------------
                                                                   Redemption fees                       none      none      none
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES are deducted from the               CLASS                                  A         B          C
Fund's assets before it pays dividends and before its              -----------------------------------------------------------------
net asset value and total return are calculated. We                Management fees(4)                    0.00%     0.00%     0.00%
will not charge you separately for these expenses. The             -----------------------------------------------------------------
expenses shown opposite are based on amounts incurred              Distribution and service (12b-1)
during the Fund's most recent fiscal year and do not               fees                                  0.25%     1.00%     1.00%
reflect the voluntary waiver of fees by the investment             -----------------------------------------------------------------
manager as discussed below.                                        Other expenses                        0.00%     0.00%     0.00%
                                                                   -----------------------------------------------------------------
                                                                   Total operating expenses*             0.00%     0.00%     0.00%
                                                                   -----------------------------------------------------------------
*ACTUAL TOTAL OPERATING EXPENSES The investment manager            Actual total operating expenses       1.75%     2.00%     2.00%
 has agreed to waive fees and pay expenses through
 [June 30, 1999], in order to prevent total operating
 expenses (excluding any 12b-1 expenses, taxes,
 interest, brokerage fees and extraordinary expenses)
 from exceeding 1.50% of average daily net assets.(7)
 The actual total operating expenses shown opposite are
 based on amounts incurred during the Fund's most recent
 fiscal year and reflect this voluntary waiver.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
This example is intended to help you compare        CLASS 6         A              B              B              C              C
the cost of investing in the Fund to the                                                       (no                       (no
cost of investing in other mutual funds with                                                   redemption)               redemption)
similar investment objectives. We show the         ---------------------------------------------------------------------------------
cumulative amount of Fund expenses on a            1 year          $000            $000           $000          $000            $000
hypothetical investment of $10,000 with an         ---------------------------------------------------------------------------------
annual 5% return over the time shown.(5)           3 years       $0,000          $0,000         $0,000        $0,000          $0,000
This is an example only, and does not              ---------------------------------------------------------------------------------
represent future expenses, which may be            5 years       $0,000          $0,000         $0,000        $0,000          $0,000
greater or less than those shown here.            ----------------------------------------------------------------------------------
                                                   10 years      $0,000          $0,000         $0,000        $0,000          $0,000
------------------------------------------------------------------------------------------------------------------------------------

1. A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial adviser who is paid a commission, a contingent deferred sales charge will apply to certain redemptions. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the prospectus if they are available.

2. If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 5%, which declines to 4% during the second year, 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year, and 0% thereafter.

3. Class C shares redeemed within one year of purchase are subject to a 1% contingent deferred sales charge.

4. Beginning April 1, 1999, a new management fee schedule became effective. The fee table has been restated to reflect this new schedule.

5. The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show.

6. The Class B example reflects the conversion of Class B shares to Class A Shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A Shares. This example does not reflect the investment manager's voluntary expense cap.

7. The voluntary commitments of waiver and payment have varied over the life of the Fund.

PROFILE: GROWTH STOCK FUND

WHAT ARE THE FUND'S GOALS?
Growth Stock Fund seeks long-term capital appreciation. Although the Fund will strive to achieve its goal, there is no assurance that it will.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?
We invest primarily in common stocks that we believe have the potential for long-term capital appreciation. Our strategy is to identify large, well-established growth companies with a track record of consistent earnings and dividend increases.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The price of Fund shares will increase and decrease according to changes in the value of the Fund's investments. This Fund will be affected by declines in stock prices, which can be caused by a decline in the stock market or poor performance from specific companies that can result from negative earnings reports or dividend reductions.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. For a more complete discussion of risk, please turn to page
____.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial adviser to determine whether it is an appropriate choice for you.

WHO SHOULD INVEST IN THE FUND
o  Investors with long-term financial goals.
o  Investors looking for capital growth potential.
o Investors looking for a fund that can be a complement to income-producing or value-oriented investments.

WHO SHOULD NOT INVEST IN THE FUND
o  Investors with short-term financial goals.
o Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly, over the short term.
o  Investors whose primary goal is to receive current income.

HOW HAS GROWTH STOCK FUND PERFORMED?

This bar chart and table can help you evaluate the risks of investing in the Fund. We show how returns for the Fund's Class A shares have varied over the past ten calendar years, as well as the average annual returns of all shares for the one-, five- and ten-year periods. The Fund's past performance is not necessarily an indication of how it will perform in the future. The returns reflect voluntary expense caps. The returns would be lower without the voluntary caps.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN (CLASS A)] YEAR-BY-YEAR TOTAL RETURN

Growth Stock Fund A Class

------------------------------------------------------------------------------------------------------------------------------------
1989            1990         1991         1992         1993         1994         1995         1996          1997         1998
------------------------------------------------------------------------------------------------------------------------------------
0.00%           0.00%        0.00%        0.00%        0.00%        0.00%        0.00%        0.00%         0.00%        0.00%
------------------------------------------------------------------------------------------------------------------------------------

The Fund's Class A shares had a 0.00% fiscal year-to-date return as of April 30, 1999. During the periods illustrated in this bar chart, Class A's highest return was 00.00% for the quarter ended _________ and its lowest return was 0.00% for the quarter ended ______________.

The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the total returns above. If this fee were included, the returns would be less than those shown. The average annual returns in the table shown on page __ do include the sales charge.

HOW HAS GROWTH STOCK FUND PERFORMED? (CONTINUED)

               AVERAGE ANNUAL RETURNS FOR PERIODS ENDING 12/31/98

------------------------------------------------------------------------------------------------------------------------------------
CLASS              A                        B                        C                        S&P 500 INDEX
------------------------------------------------------------------------------------------------------------------------------------
                                            (IF REDEEMED)*           (IF REDEEMED)*
------------------------------------------------------------------------------------------------------------------------------------
                   (INCEPTION 8/1/85)       (INCEPTION 9/8/95)       (INCEPTION 10/21/95)
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
1 year             0.00%                    0.00%                    0.00%                    0.00%
------------------------------------------------------------------------------------------------------------------------------------
5 years            0.00%                    N/A                      N/A                      0.00%
------------------------------------------------------------------------------------------------------------------------------------
10 years or        0.00%                    0.00%                    0.00%                    0.00%
lifetime**
------------------------------------------------------------------------------------------------------------------------------------

The Fund's returns are compared to the performance of the S&P 500 Index. You should remember that unlike the Fund, the index is unmanaged and doesn't reflect the costs of operating a mutual fund, such as the costs of buying, selling and holding the securities.

* If redeemed at end of period shown. If shares were not redeemed, the returns for Class B would be 0.00% and 0.00%, respectively, for the one-year and lifetime periods. Returns for Class C would be 0.00% and 00.00%, respectively, for the one-year and lifetime periods.

** Lifetime returns are shown if the Fund or Class existed for less than ten years. The Morgan Stanley World Index return shown is for ten years. The Index returns for Class B and Class C lifetime periods were 00.00% and 00.00%, respectively. Maximum sales charges are included in the Fund returns in the table.

------------------------------------------------------------------------------------------------------------------------------------
WHAT ARE GROWTH STOCK FUND'S FEES AND EXPENSES? Sales                CLASS                                A         B         C
charges are fees paid directly from your investments                 ---------------------------------------------------------------
when you buy or sell shares of the Fund. The Fund may                Maximum sales charge (load)
waive or reduce sales charges; please see the                        imposed on purchases as a
Statement of Additional Information for details.                     percentage of offering price        5.75%     none      none
                                                                     ---------------------------------------------------------------
                                                                     Maximum contingent deferred sales
                                                                     charge (load) as a percentage of
                                                                     original purchase price or
                                                                     Redemption price, whichever is
                                                                     lower                               none(1)     5%(2)     1%(3)
                                                                                                                             -------
                                                                     Maximum sales charge (load)
                                                                     imposed on reinvested dividends     none      none      none
                                                                     ---------------------------------------------------------------
                                                                     Redemption fees                     none      none      none
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
 ANNUAL FUND OPERATING EXPENSES are deducted from the                CLASS                                A         B         C
 Fund's assets CLASS A B C before it pays dividends and              ---------------------------------------------------------------
 before its net asset value and total return are                     Management fees(4)                  0.00%     0.00%     0.00%
 calculated. We will not charge you separately for                   ---------------------------------------------------------------
 these expenses. The expenses shown opposite are based               Distribution and service (12b-1)
 on amounts incurred during the Fund's most recent                   fees                                0.25%     1.00%     1.00%
 fiscal year and do not reflect the voluntary waiver of              ---------------------------------------------------------------
 fees by the investment manager as discussed below.                  Other expenses                      0.00%     0.00%     0.00%
                                                                     ---------------------------------------------------------------
                                                                     Total operating expenses*           0.00%     0.00%     0.00%
                                                                     ---------------------------------------------------------------
*ACTUAL TOTAL OPERATING EXPENSES The investment manager              Actual total operating expenses     1.75%     2.00%     2.00%
 has agreed to waive fees and pay expenses through
 [June 30, 1999], in order to prevent total operating
 expenses (excluding any 12b-1 expenses, taxes,
 interest, brokerage fees and extraordinary expenses)
 from exceeding 1.50% of average daily net assets.(7)
 The actual total operating expenses shown opposite are
 based on amounts incurred during the Fund's most recent
 fiscal year and reflect this voluntary waiver.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
This example is intended to help you compare        CLASS 6         A              B              B              C              C
the cost of investing in the Fund to the                                                       (no                       (no
cost of investing in other mutual funds with                                                   redemption)               redemption)
similar investment objectives. We show the         ---------------------------------------------------------------------------------
cumulative amount of Fund expenses on a            1 year          $000            $000           $000          $000            $000
hypothetical investment of $10,000 with an         ---------------------------------------------------------------------------------
annual 5% return over the time shown. 5 This       3 years       $0,000          $0,000         $0,000        $0,000          $0,000
is an example only, and does not represent         ---------------------------------------------------------------------------------
future expenses, which may be greater or           5 years       $0,000          $0,000         $0,000        $0,000          $0,000
less than those shown here.                       ----------------------------------------------------------------------------------
                                                   10 years      $0,000          $0,000         $0,000        $0,000          $0,000
------------------------------------------------------------------------------------------------------------------------------------

1. A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial adviser who is paid a commission, a contingent deferred sales charge will apply to certain redemptions. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the prospectus if they are available.

2. If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 5%, which declines to 4% during the second year, 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year, and 0% thereafter.

3. Class C shares redeemed within one year of purchase are subject to a 1% contingent deferred sales charge. 4. Beginning April 1, 1999, a new management fee schedule became effective. The fee table has been restated to reflect this new schedule.

5. The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show.

6. The Class B example reflects the conversion of Class B shares to Class A Shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A Shares. This example does not reflect the investment manager's voluntary expense cap.

7. The voluntary commitments of waiver and payment have varied over the life of the Fund.

HOW WE MANAGE THE FUNDS

OUR INVESTMENT STRATEGIES
We research individual companies and analyze economic and market conditions, seeking to identify the securities or market sectors that we think are the best investments for the Funds. Following is a description of how the portfolio managers pursue each Funds' investment goal.

We take a disciplined approach to investing, combining investment strategies and risk management techniques that can help shareholders meet their goals.

AGGRESSIVE GROWTH FUND
For the Aggressive Growth Fund, we strive to identify companies that offer the potential for long-term price appreciation because they are likely to experience high earnings growth. The companies we choose for the portfolio typically exhibit one or more of the following characteristics:

o  A history of high growth in earnings-per-share
o  Projections for high future growth or acceleration in earnings-per-share
o  A price-to-earnings ratio that is low relative to other stocks
o  Discounted cash flows that are high relative to other stocks.

Once we identify stocks that have these characteristics, we further evaluate the company. We look at the capability of the management team, the strength of the company's position within its industry, whether its internal structure can support continued growth, how high the company's return on equity is, how much of the company's profits are reinvested into the company to fuel additional growth, and how stringent the company's financial and accounting policies are.

All of these give us insight into the outlook for the company, helping us to identify companies poised for high earnings growth. We believe that this high earnings growth, if it occurs, would result in price appreciation for the company's stock.

We maintain a well-diversified portfolio, typically holding a mix of different stocks, representing a wide array of industries and a mix of small companies, medium-size companies and large companies.

GROWTH STOCK FUND
The Growth Stock Fund's objective is long-term capital appreciation. Our strategy for the Fund is to invest at least 80% of the Fund's assets in common stock.

We primarily consider companies whose earnings and dividend records have received either an A+ or A rating (the two highest ratings) from Standard & Poor's, a nationally recognized statistical ratings organization. From the list of stocks that have received this rating, we typically select 20 to 30 companies for the portfolio. We evaluate the following factors:

o  potential increased demand for the company's products or services;
o  development of new or improved products or services;
o  probability of increased operating efficiency;
o  positive changes in management;
o  emphasis on research and development;
o  likelihood of mergers or acquisitions; and,
o  the company's opportunities relative to cyclical economic conditions
o  whether the stock appears temporarily undervalued.

Growth Stock Fund follows a long-term approach to investing. As long as the outlook for the company remains favorable, we generally hold stocks for long periods, striving to capture the full capital appreciation potential.

THE SECURITIES WE TYPICALLY INVEST IN

Stocks offer investors the potential for capital appreciation and may pay dividends as well.

------------------------------------------------------------------------------------------------------------------------------------
SECURITIES                                                               HOW WE USE THEM
------------------------------------------------------------------------------------------------------------------------------------
                                                 AGGRESSIVE GROWTH FUND                     GROWTH STOCK FUND
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS: Securities that           Generally, we invest 90% to 100% of      Under normal market conditions, we
represent shares of ownership in a       net assets in common stock. We may       will invest at least 80% of the
corporation. Stockholders participate    invest in companies of any size          Fund's assets in common stock.  We
in the corporation's profits and         greater than $300 million in market      typically invest at least 75% of
losses, proportionate to the number of   capitalization.                          the Fund's assets in stocks whose
shares they own.                                                                  earnings and dividend records are
                                                                                  rated A+ or A by Standard and Poor's.
------------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS: An agreement      Typically, we use repurchase agreements as a short-term investment for a Fund's cash
between a buyer and seller of            position. In order to enter into these repurchase agreements, the Fund must have collateral
securities in which the seller agrees    of at least 102% of the repurchase price.
to buy the securities back within a
specified time at the same price the
buyer paid for them, plus an amount
equal to an agreed upon interest rate.
Repurchase agreements are often viewed
as equivalent to cash.
------------------------------------------------------------------------------------------------------------------------------------
RESTRICTED SECURITIES: Privately         We may invest in privately placed securities that are eligible for resale only
placed securities whose resale is        among certain institutional buyers without registration. These are commonly
restricted under securities law.         known as Rule 144A Securities. Restricted securities that are determined to be illiquid may not exceed the Fund's 15% limit on illiquid securities, which is described below.
------------------------------------------------------------------------------------------------------------------------------------
ILLIQUID SECURITIES: Securities that     We may invest up to 15% of net assets in illiquid securities, including
cannot be readily sold, or can only be   repurchase agreements with maturities of over seven days.
sold at a price substantially lower
than the Fund has valued them.
------------------------------------------------------------------------------------------------------------------------------------

Aggressive Growth Fund may also invest in other securities including preferred stocks, convertible securities, warrants, rights, debt securities of government or corporate issuers or investment company securities. Growth Stock Fund may also invest in preferred stock, debt securities of government or corporate issuers and investment company securities. Both Funds may invest up to 10% of net assets in foreign securities; however, the managers have no present intention of doing so.

Please see the Statement of Additional Information for additional descriptions and risk information on these securities as well as those listed in the table above. You can find additional information about the investments in the Fund's portfolio in the annual or semi-annual shareholder report.

LENDING SECURITIES
Each Fund may lend up to 25% of its assets to qualified dealers and investors for their use in security transactions.

PURCHASING SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS
Each Fund may buy or sell securities on a when-issued or delayed delivery basis; that is, paying for securities before delivery or taking delivery at a later date.

BORROWING FROM BANKS
Each Fund may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions, though the Funds normally do not do so. Aggressive Growth Fund will not purchase new securities if borrowing exceeds 5% of net assets.

PORTFOLIO TURNOVER
We anticipate that Aggressive Growth Fund's annual portfolio turnover may be greater than 100%. A turnover rate of 100% would occur if the Fund sold and replaced securities valued at 100% of its net assets within one year. High turnover can result in increased transaction costs and tax liability for the Fund. We anticipate that Growth Stock Fund's annual turnover will be less than 100%.

THE RISKS OF INVESTING IN THE FUND
Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Fund you should carefully evaluate the risks. Because of the nature of the Funds, you should consider your investment to be a long-term investment that typically provides the best results when held for a number of years. The following are the chief risks you assume when investing in Aggressive Growth Fund or Growth Stock Fund. Please see the Statement of Additional Information for further discussion of these risks and the other risks not discussed here.

------------------------------------------------------------------------------------------------------------------------------------
                     RISKS                                                 HOW WE STRIVE TO MANAGE THEM
------------------------------------------------------------------------------------------------------------------------------------
                                                        AGGRESSIVE GROWTH FUND                     GROWTH STOCK FUND
------------------------------------------------------------------------------------------------------------------------------------
MARKET RISK is the risk that all or a majority    We maintain a long-term investment approach and focus on stocks we believe can
of the securities in a certain market -- like     appreciate over an extended time frame regardless of interim market fluctuations.
the stock or bond market -- will decline in       We do not try to predict overall stock market movements and though we may hold
value because of factors such as economic         securities for any amount of time, we typically do not trade for short-term
conditions, future expectations or investor       purposes.
confidence.
                                                  We may hold a substantial part of each Fund's assets in cash or cash equivalents as a temporary, defensive strategy.
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRY AND SECURITY RISK is the risk that the   We limit the amount of each Fund's assets invested in any one industry and in any
value of securities in a particular industry or   individual security. We also follow a rigorous selection process before choosing
the value of an individual stock or bond will     securities and continuously monitor them while they remain in the d portfolio.
decline because of changing expectations for
the performance of that industry or for the
individual company issuing the stock.
------------------------------------------------------------------------------------------------------------------------------------
COMPANY SIZE RISK is the risk that prices of      Aggressive Growth Fund seeks          Growth Stock Fund tends to focus on larger,
small and medium-size companies may be more       opportunities among companies         more established companies that are less
volatile than larger companies because of         of all sizes. Because its             affected by this risk.
limited financial resources or dependence on      portfolio does not concentrate
narrow product lines.                             specifically on small or
                                                  medium size companies, this
                                                  risk may be balanced by our
                                                  holdings of large companies.
------------------------------------------------------------------------------------------------------------------------------------
INTEREST RATE RISK is the risk that               We analyze each company's             Growth Stock Fund is generally not subject
securities will decrease in value if              financial situation and its           to interest rate risk because we do not
interest rates rise. The risk is generally        cash flow to determine the            typically invest in fixed income securities
associated with bonds; however, because           company's ability to finance          and the larger companies we do invest in are
small and medium-size companies often             future expansion and                  not as sensitive to interest rate changes.
borrow money to finance their operations,         operations. The potential
they may be adversely affected by                 effect that rising interest
rising interest rates.                            rates might have on a stock is
                                                  taken into consideration
                                                  before the stock is purchased.
------------------------------------------------------------------------------------------------------------------------------------
FOREIGN RISK is the risk that foreign             We typically invest only a small portion of either Fund's portfolio in foreign
securities may be adversely affected by           securities.  When we do purchase foreign securities, they are often
political instability, changes in currency        denominated in U.S. dollars.
exchange rates, foreign economic conditions or
inadequate regulatory and accounting standards.
------------------------------------------------------------------------------------------------------------------------------------
LIQUIDITY RISK is the possibility that            We limit exposure to illiquid securities.
securities cannot be readily sold, if at all,
at approximately the price that the Series
values them.
------------------------------------------------------------------------------------------------------------------------------------

WHO MANAGES THE FUNDS

INVESTMENT MANAGERS AND SUB-ADVISERS
The Funds are managed by Delaware Management Company, a series of Delaware Management Business Trust, which is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. Voyageur Asset Management LLC is Growth Stock Fund's sub-adviser. As sub-adviser, Voyageur is responsible for day-to-day management of Growth Stock Fund's assets. Delaware Management Company administers the Funds' affairs and has ultimate responsibility for all investment advisory services for the Fund. Delaware Management Company also supervises the sub-adviser's performance. For their services to the Fund, the manager and sub-adviser were paid an aggregate fee for the last fiscal year as follows reflecting the voluntary waiver of fees by the manager:

                           INVESTMENT MANAGEMENT FEES

--------------------------------------------------------------------------------
                                     AGGRESSIVE GROWTH FUND    GROWTH STOCK FUND
--------------------------------------------------------------------------------
As a percentage of average daily
net assets                                    0.00%                   0.00%
--------------------------------------------------------------------------------


PORTFOLIO MANAGERS

AGGRESSIVE GROWTH FUND

Gerald S. Frey has primary responsibility for making day-to-day investment decisions for the Aggressive Growth Fund. When making investment decisions for the Fund, Mr. Frey regularly consults with Marshall T. Bassett, John A. Heffern, Jeffrey W. Hynoski and Lori P. Wachs.

GERALD S. FREY, Vice President/Senior Portfolio Manager
Mr. Frey has 22 years' experience in the money management business and holds a BA in Economics from Bloomsburg University and attended Wilkes College and New York University. Prior to joining Delaware Investments in 1996, he was a Senior Director with Morgan Grenfell Capital Management in New York. Mr. Frey has been senior portfolio manager for the Fund since May 1, 1997.

MARSHALL T. BASSETT, Vice President
Mr. Bassett joined Delaware Investments in 1997. In his most recent position, he served as Vice President in Morgan Stanley Asset Management's Emerging Growth Group, where he analyzed small growth companies. Prior to that, he was a trust officer at Sovran Bank and Trust Company. He received his bachelor's degree and MBA from Duke University.

JOHN A. HEFFERN, Vice President
Mr. Heffern holds a bachelor's degree and an MBA from the University of North Carolina at Chapel Hill. He joined Delaware Investments in 1997. Previously, he was a Senior Vice President, Equity Research at NatWest Securities Corporation's Specialty Finance Services unit. Prior to that, he was a Principal and Senior Regional Bank Analyst at Alex. Brown & Sons.

JEFFREY W. HYNOSKI, Vice President
Mr. Hynoski joined Delaware Investments in 1998. Previously he served as a Vice President at Bessemer Trust Company in the mid and large capitalization growth group, where he specialized in the areas of science, technology, and telecommunications. Prior to that, Mr. Hynoski held positions at Lord Abbett & Co. and Cowen Asset Management. Mr. Hynoski holds a BS in Finance from the University of Delaware and an MBA with a concentration in Investments/Portfolio Management and Financial Economics from Pace University.

STEPHEN T. LAMPE, Vice President
Mr. Lampe earned a bachelor's degree and an MBA at the University of Pennsylvania's Wharton School. He joined Delaware Investments in 1995 and provides analytical services for small and mid-capitalization stocks, specializing in financial services and business services. He previously served as a manager at Price Waterhouse, specializing in financial services firms. Mr. Lampe is a Certified Public Accountant.

LORI P. WACHS, Vice President
Ms. Wachs joined Delaware Investments in 1992 from Goldman Sachs, where she was an equity analyst for two years. She is a graduate of the University of Pennsylvania's Wharton School, where she majored in Finance and Oriental Studies.

GROWTH STOCK FUND

James King has day-to-day portfolio management responsibility for Growth Stock Fund.

JAMES KING, Executive Vice President and Chief Investment Officer of Voyageur Asset Management LLC Mr. King is a member of the Voyageur Board of Directors and the firm's Chief Investment Officer for equities. As a senior portfolio manager, Mr. King also manages more than $500 million in high-quality growth stock accounts under a disciplined philosophy he has followed for more than two decades. Mr. King has been named "Top Equity Manager" in the United States by Pension and Investment Age magazine on two occasions and by A.G. Becker once. A past President of the Financial Analysts Society of Des Moines and Drake University lecturer, Mr. King has been in the investment management industry since 1966.

WHO'S WHO?

This diagram shows the various organizations involved with managing, administering, and servicing the Delaware Investments funds.

[GRAPHIC OMITTED: DIAGRAM SHOWING THE VARIOUS ORGANIZATIONS INVOLVED WITH MANAGING, ADMINISTERING, AND SERVICING THE DELAWARE INVESTMENTS FUNDS]
                               BOARD OF DIRECTORS

INVESTMENT MANAGER                     THE FUNDS                 CUSTODIAN
Delaware Management Company                             The Chase Manhattan Bank
One Commerce Square                                     4 Chase Metrotech Center
Philadelphia, PA 19103                                  Brooklyn, NY 11245

SUB-ADVISER
Voyageur Asset Management LLC
90 South Seventh Street, Suite 4300
Minneapolis, MN 55402

PORTFOLIO MANAGERS            DISTRIBUTOR                        SERVICE AGENT
(see page __ for details)     Delaware Distributors, L.P.        Delaware Service Company, Inc.
                              1818 Market Street                 1818 Market Street
                              Philadelphia, PA 19103             Philadelphia, PA 19103

                               FINANCIAL ADVISERS

                                  SHAREHOLDERS

BOARD OF DIRECTORS A mutual fund is governed by a board of directors which has oversight responsibility for the management of the fund's business affairs. Directors establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. At least 40% of the board of directors must be independent of the fund's investment manager or distributor. These independent fund directors, in particular, are advocates for shareholder interests.

INVESTMENT MANAGER An investment manager is a company responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund's prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage of the fund's average daily net assets. The manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

SUB-ADVISER A sub-adviser is a company generally responsible for the management of the fund's assets. They are selected and supervised by the investment manager.

PORTFOLIO MANAGERS Portfolio managers are employed by the investment manager or sub-adviser to make investment decisions for individual portfolios on a day-to-day basis.

CUSTODIAN Mutual funds are legally required to protect their portfolio securities and typically place them with a qualified bank custodian who segregates fund securities from other bank assets.

DISTRIBUTOR Most mutual funds continuously offer new shares to the public through distributors who are regulated as broker-dealers and are subject to National Association of Securities Dealers, Inc. (NASD) rules governing mutual fund sales practices.

SERVICE AGENT Mutual fund companies employ service agents (sometimes called transfer agents) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide customer service to shareholders.

FINANCIAL ADVISERS Financial advisers provide advice to their clients--analyzing their financial objectives and recommending appropriate funds or other investments. Financial advisers are compensated for their services, generally through sales commissions, and through 12b-1 and/or service fees deducted from the fund's assets.

SHAREHOLDERS Like shareholders of other companies, mutual fund shareholders have specific voting rights, including the right to elect directors. Material changes in the terms of a fund's management contract must be approved by a shareholder vote, and funds seeking to change fundamental investment objectives or policies must also seek shareholder approval.

ABOUT YOUR ACCOUNT

INVESTING IN THE FUNDS
You can choose from a number of share classes for each Fund. Because each share class has a different combination of sales charges, fees, and other features, you should consult your financial adviser to determine which class best suits your investment goals and time frame.

CHOOSING A SHARE CLASS:

CLASS A

o Class A shares have an up-front sales charge of up to 5.75% that you pay when you buy the shares. The offering price for Class A shares includes the front-end sales charge.

o  If you invest $50,000 or more, your front-end sales charge will be reduced

o You may qualify for other reduced sales charges, as described in "How to reduce your sales charge," and under certain circumstances the sales charge may be waived; please see the Statement of Additional Information.

o Class A shares are also subject to an annual 12b-1 fee no greater than 0.25% of average daily net assets, which is lower than the 12b-1 fee for Class B and Class C shares.

o Class A shares generally are not subject to a contingent deferred sales charge unless purchased at net asset value and redeemed within the first two years from the date of purchase.

CLASS A SALES CHARGES

------------------------------------------------------------------------------------------------------------------------------------
Amount of purchase                             Sales charge    Sales charge as % of amount invested   Dealer's commission as
                                                  as % of                                              % of offering price
                                              offering price
------------------------------------------------------------------------------------------------------------------------------------
                                                               Aggressive Growth   Growth Stock
------------------------------------------------------------------------------------------------------------------------------------
Less than $50,000                             5.75%            0.00%               0.00%             5.00%
------------------------------------------------------------------------------------------------------------------------------------
$50,000 but under $100,000                    4.75%            0.00%               0.00%             4.00%
------------------------------------------------------------------------------------------------------------------------------------
$100,000 but under $250,000                   3.75%            0.00%               0.00%             3.00%
------------------------------------------------------------------------------------------------------------------------------------
$250,000 but under $500,000                   2.50%            0.00%               0.00%             2.00%
------------------------------------------------------------------------------------------------------------------------------------
$500,000 but under $1,000,000                 2.00%            0.00%               0.00%             1.60%
------------------------------------------------------------------------------------------------------------------------------------
As shown below, there is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if your financial adviser is paid a commission on your purchase, you may have to pay a limited contingent deferred sales charge of 1% if you redeem these shares within the first year after your purchase and 0.50% if you redeem them within the second year.
------------------------------------------------------------------------------------------------------------------------------------
Amount of purchase               Sales charge as % of           Sales charge as % of amount    Dealer's commission as % of
                                 offering price                 invested                       offering price
------------------------------------------------------------------------------------------------------------------------------------
$1 million up to $5 million      none                           none                           1.00%
------------------------------------------------------------------------------------------------------------------------------------
       Next $20 million
       Up to $25 million         none                           none                           0.50%
------------------------------------------------------------------------------------------------------------------------------------
    Amount over $25 million      none                           none                           0.25%
------------------------------------------------------------------------------------------------------------------------------------

CLASS B

o Class B shares have no up-front sales charge, so the full amount of your purchase is invested in the Fund. However, you will pay a contingent deferred sales charge if you redeem your shares within six years after you buy them.

o If you redeem Class B shares during the first year after you buy them, the shares will be subject to a contingent deferred sales charge of 5%. The contingent deferred sales charge is 4% during the second year, 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year, and 0% thereafter.

o Under certain circumstances the contingent deferred sales charge may be waived; please see the Statement of Additional Information.

o For approximately eight years after you buy your Class B shares, they are subject to annual 12b-1 fees no greater than 1% of average daily net assets, of which 0.25% are service fees paid to the distributor, dealers or others for providing services and maintaining accounts.

o Because of the higher 12b-1 fees, Class B shares have higher expenses and any dividends paid on these shares are lower than dividends on Class A shares.

o Approximately eight years after you buy them, Class B shares automatically convert into Class A shares with a 12b-1 fee of no more than 0.25%. Conversion may occur as late as three months after the eighth anniversary of purchase, during which time Class B's higher 12b-1 fees apply.

o You may purchase up to $250,000 of Class B shares at any one time. The limitation on maximum purchases varies for retirement plans.

CLASS C

o Class C shares have no up-front sales charge, so the full amount of your purchase is invested in the Fund. However, you will pay a contingent deferred sales charge if you redeem your shares within 12 months after you buy them.

o Under certain circumstances the contingent deferred sales charge may be waived; please see the Statement of Additional Information.

o Class C shares are subject to an annual 12b-1 fee which may not be greater than 1% of average daily net assets, of which 0.25% are service fees paid to the distributor, dealers or others for providing services and maintaining shareholder accounts.

o Because of the higher 12b-1 fees, Class C shares have higher expenses and pay lower dividends than Class A shares.

o Unlike Class B shares, Class C shares do not automatically convert into another class.

o You may purchase any amount less than $1,000,000 of Class C shares at any one time. The limitation on maximum purchases varies for retirement plans.

Each share class of the Funds has adopted a separate 12b-1 plan that allows it to pay distribution fees for the sales and distribution of its shares. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

HOW TO REDUCE YOUR SALES CHARGE
We offer a number of ways to reduce or eliminate the sales charge on shares. Please refer to the Statement of Additional Information for detailed information and eligibility requirements. You can also get additional information from your financial adviser. You or your financial adviser must notify us at the time you purchase shares if you are eligible for any of these programs.

------------------------------------------------------------------------------------------------------------------------------------
                  PROGRAM                       HOW IT WORKS                                       SHARE CLASS
                                                                                          A            B                C
------------------------------------------------------------------------------------------------------------------------------------
  Letter of Intent                              Through a Letter of Intent you            X        Although the Letter of
                                                agree to invest a certain                          Intent and Rights of
                                                amount in Delaware Investment                      Accumulation do not apply
                                                Funds (except money market                         to the purchase of Class
                                                funds with no sales charge)                        B and C shares, you can
                                                over a 13-month period to                          combine your purchase of
                                                qualify for reduced front-end                      Class A shares with your
                                                sales charges.                                     purchase of B and C
                                                                                                   shares to fulfill your
                                                                                                   Letter of Intent or
                                                                                                   qualify for Rights of
                                                                                                   Accumulation.
------------------------------------------------------------------------------------------------------------------------------------
  Rights of accumulation                        You can combine your holdings             X
                                                or purchases of all funds in the
                                                Delaware Investments family
                                                (except money market funds with
                                                no sales charge) as well as the
                                                holdings and purchases of your
                                                spouse and children under 21 to
                                                qualify for reduced front-end
                                                sales charges.
------------------------------------------------------------------------------------------------------------------------------------
  Reinvestment of redeemed shares               Up to 12 months after you                X         Not available.
                                                redeem shares, you can reinvest
                                                the proceeds without paying a
                                                front-end sales charge.
------------------------------------------------------------------------------------------------------------------------------------
  SIMPLE IRA, SEP IRA, SARSEP, Prototype        These investment plans may               X         There is no reduction in
  Profit Sharing, Pension, 401(k), SIMPLE       qualify for reduced sales                          sales charge for Class B
  401(k), 403(b)(7), and 457 Retirement         charges by combining the                           or Class C shares for
  Plans                                         purchases of all members of the                    group purchases by
                                                group. Members of these groups                     retirement plans.
                                                may also qualify to purchase
                                                shares without a front-end sales
                                                charge and a waiver of any
                                                contingent deferred sales
                                                charges.
------------------------------------------------------------------------------------------------------------------------------------

HOW TO BUY SHARES

[GRAPHIC OMITTED: ILLUSTRATION OF A PERSON]

THROUGH YOUR FINANCIAL ADVISER
Your financial adviser can handle all the details of purchasing shares, including opening an account. Your adviser may charge a separate fee for this service.


[GRAPHIC OMITTED: ILLUSTRATION OF AN ENVELOPE]

BY MAIL
Complete an investment slip and mail it with your check, made payable to the fund and class of shares you wish to purchase, to Delaware Investments, 1818 Market Street, Philadelphia, PA 19103-3682. If you are making an initial purchase by mail, you must include a completed investment application (or an appropriate retirement plan application if you are opening a retirement account) with your check.


[GRAPHIC OMITTED: ILLUSTRATION OF A JAGGED LINE]

BY WIRE
Ask your bank to wire the amount you want to invest to First Union Bank, ABA #031201467, Bank Account number 2014 12893 4013. Include your account number and the name of the fund in which you want to invest. If you are making an initial purchase by wire, you must call us so we can assign you an account number.


[GRAPHIC OMITTED: ILLUSTRATION OF AN EXCHANGE SYMBOL]

BY EXCHANGE
You can exchange all or part of your investment in one or more funds in the Delaware Investments family for shares of other funds in the family. Please keep in mind, however, that under most circumstances you are allowed to exchange only between like classes of shares. To open an account by exchange, call the Shareholder Service Center at 800.523.1918.

[GRAPHIC OMITTED: ILLUSTRATION OF A KEYPAD]

THROUGH AUTOMATED SHAREHOLDER SERVICES
You can purchase or exchange shares through Delaphone, our automated telephone service, or through our web site, www.delawarefunds.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800.523.1918.

Once you have completed an application, you can open an account with an initial investment of $1,000--and make additional investments at any time for as little as $100. If you are buying shares in an IRA or Roth IRA, under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act; or through an Automatic Investing Plan, the minimum purchase is $250, and you can make additional investments of only $25. The minimum for an Education IRA is $500. The minimums vary for retirement plans other than IRAs, Roth IRAs or Education IRAs.

The price you pay for shares will depend on when we receive your purchase order. If we or an authorized agent receives your order before the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on a business day, you will pay that day's closing share price which is based on the Fund's net asset value. If we receive your order after the close of trading, you will pay the next business day's price. A business day is any day that the New York Stock Exchange is open for business. Currently the Exchange is closed when the following holidays are observed: New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. We reserve the right to reject any purchase order.

We determine the Funds' net asset value (NAV) per share at the close of trading of the New York Stock Exchange each business day that the Exchange is open. We calculate this value by adding the market value of all the securities and assets in the Fund's portfolio, deducting all liabilities, and dividing the resulting number by the number of shares outstanding. The result is the net asset value per share. We price securities and other assets for which market quotations are available at their market value. We price fixed-income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the board of directors. Any fixed-income securities that have a maturity of less than 60 days we price at amortized cost. We price all other securities at their fair market value using a method approved by the board of directors.

RETIREMENT PLANS
In addition to being an appropriate investment for your Individual Retirement Account (IRA), Roth IRA and Education IRA, shares in the Funds may be suitable for group retirement plans. You may establish your IRA account even if you are already a participant in an employer-sponsored retirement plan. For more information on how shares in these Funds can play an important role in your retirement planning or for details about group plans, please consult your financial adviser, or call 800.523.1918.

HOW TO REDEEM SHARES

[GRAPHIC OMITTED: ILLUSTRATION OF A PERSON]

THROUGH YOUR FINANCIAL ADVISER
Your financial adviser can handle all the details of redeeming your shares. Your adviser may charge a separate fee for this service.

[GRAPHIC OMITTED: ILLUSTRATION OF AN ENVELOPE]

BY MAIL
You can redeem your shares (sell them back to the fund) by mail by writing to:
Delaware Investments, 1818 Market Street, Philadelphia, PA 19103-3682. All owners of the account must sign the request, and for redemptions of $50,000 or more, you must include a signature guarantee for each owner. Signature guarantees are also required when redemption proceeds are going to an address other than the address of record on an account.

[GRAPHIC OMITTED: ILLUSTRATION OF A TELEPHONE]

BY TELEPHONE
You can redeem up to $50,000 of your shares by telephone. You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares, you may have the proceeds sent directly to your bank by wire. Bank information must be on file before you request a wire redemption.

[GRAPHIC OMITTED: ILLUSTRATION OF A JAGGED LINE]

BY WIRE
You can redeem $1,000 or more of your shares and have the proceeds deposited directly to your bank account the next business day after we receive your request. If you request a wire deposit, the First Union Bank fee (currently $7.50) will be deducted from your proceeds. Bank information must be on file before you request a wire redemption.

[GRAPHIC OMITTED: ILLUSTRATION OF A KEYPAD]

THROUGH AUTOMATED SHAREHOLDER SERVICES
You can redeem shares through Delaphone, our automated telephone service, or through our web site, www.delawarefunds.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800.523.1918.

If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly completed request to redeem or exchange shares before the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time), you will receive the net asset value as determined on the business day we receive your request. We will deduct any applicable contingent deferred sales charges. You may also have to pay taxes on the proceeds from your sale of shares. We will send you a check, normally the next business day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

If you are required to pay a contingent deferred sales charge when you redeem your shares, the amount subject to the fee will be based on the shares' net asset value when you purchased them or their net asset value when you redeem them, whichever is less. This arrangement assures that you will not pay a contingent deferred sales charge on any increase in the value of your shares. You also will not pay the charge on any shares acquired by reinvesting dividends or capital gains. If you exchange shares of one fund for shares of another, you do not pay a contingent deferred sales charge at the time of the exchange. If you later redeem those shares, the purchase price for purposes of the contingent deferred sales charge formula will be the price you paid for the original shares--not the exchange price. The redemption price for purposes of this formula will be the NAV of the shares you are actually redeeming.

ACCOUNT MINIMUMS
If you redeem shares and your account balance falls below the required account minimum of $1,000 ($250 for IRAs, Uniform Gift to Minors Act accounts or accounts with automatic investing plans, $500 for Education IRAs) for three or more consecutive months, you will have until the end of the current calendar quarter to raise the balance to the minimum. If your account is not at the minimum by the required time, you will be charged a $9 fee for that quarter and each quarter after that until your account reaches the minimum balance. If your account does not reach the minimum balance, the Fund may redeem your account after 60 days' written notice to you.

SPECIAL SERVICES
To help make investing with us as easy as possible, and to help you build your investments, we offer the following special services.

AUTOMATIC INVESTING PLAN
The Automatic Investing Plan allows you to make regular monthly investments directly from your checking account.

DIRECT DEPOSIT
With Direct Deposit you can make additional investments through payroll deductions, recurring government or private payments such as social security or direct transfers from your bank account.

WEALTH BUILDER OPTION
With the Wealth Builder Option you can arrange automatic monthly exchanges between your shares in one or more Delaware Investments funds. Wealth Builder exchanges are subject to the same rules as regular exchanges (see below) and require a minimum monthly exchange of $100 per fund.

DIVIDEND REINVESTMENT PLAN
Through our Dividend Reinvestment Plan, you can have your distributions reinvested in your account or the same share class in another fund in the Delaware Investments family. The shares that you purchase through the Dividend Reinvestment Plan are not subject to a front-end sales charge or to a contingent deferred sales charge. Under most circumstances, you may reinvest dividends only into like classes of shares.

EXCHANGES
You can exchange all or part of your shares for shares of the same class in another Delaware Investments fund without paying a sales charge and without paying a contingent deferred sales charge at the time of the exchange. However, if you exchange shares from a money market fund that does not have a sales charge you will pay any applicable sales charges on your new shares. When exchanging Class B and Class C shares of one fund for similar shares in other funds, your new shares will be subject to the same contingent deferred sales charge as the shares you originally purchased. The holding period for the CDSC will also remain the same, with the amount of time you held your original shares being credited toward the holding period of your new shares. You don't pay sales charges on shares that you acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the fund's prospectus and read it carefully before buying shares through an exchange.

MONEYLINE(SM) ON DEMAND SERVICE
Through our MoneyLine(SM) On Demand Service, you or your financial adviser may transfer money between your Fund account and your predesignated bank account by telephone request. This service is not available for retirement plans, except for purchases into IRAs. MoneyLine has a minimum transfer of $25 and a maximum transfer of $50,000.

MONEYLINE DIRECT DEPOSIT SERVICE
Through our MoneyLine Direct Deposit Service you can have $25 or more in dividends and distributions deposited directly to your bank account. Delaware Investments does not charge a fee for this service; however, your bank may assess one. This service is not available for retirement plans.

SYSTEMATIC WITHDRAWAL PLAN
Through our Systematic Withdrawal Plan you can arrange a regular monthly or quarterly payment from your account made to you or someone you designate. If the value of your account is $5,000 or more, you can make withdrawals of at least $25 monthly, or $75 quarterly. You may also have your withdrawals deposited directly to your bank account through our MoneyLine Direct Deposit Service.

DIVIDENDS, DISTRIBUTIONS AND TAXES
Dividends and capital gains, if any, are paid annually. We automatically reinvest all dividends and any capital gains, unless you tell us otherwise.

Tax laws are subject to change, so we urge you to consult your tax adviser about your particular tax situation and how it might be affected by current tax law. The tax status of your dividends from these Funds is the same whether you reinvest your dividends or receive them in cash. Distributions from a Fund's long-term capital gains are taxable as capital gains, while distributions from short-term capital gains and net investment income are generally taxable as ordinary income. Any capital gains may be taxable at different rates depending on the length of time the Fund held the assets. In addition, you may be subject to state and local taxes on distributions.

We will send you a statement each year by January 31 detailing the amount and nature of all dividends and capital gains that you were paid for the prior year. Distributions declared in October, November or December but paid in January are taxable as if they were paid in December.

CERTAIN MANAGEMENT CONSIDERATIONS

YEAR 2000
As with other mutual funds, financial and business organizations and individuals around the world, the Funds could be adversely affected if the computer systems used by their service providers do not properly process and calculate date-related information from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." Each Fund is taking steps to obtain satisfactory assurances that its major service providers are taking steps reasonably designed to address the Year 2000 Problem on the computer systems that the service providers use. However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the business of the Funds. The portfolio managers and investment professionals of each Fund consider Year 2000 compliance in the securities selection and investment process. However, there can be no guarantee that, even with their due diligence efforts, they will be able to predict the affect of Year 2000 on any company or the performance of its securities.

INVESTMENTS BY FUND OF FUNDS
Aggressive Growth Fund accepts investments from the series portfolios of Delaware Group Foundation Funds, a fund of funds. From time to time, the Fund may experience large investments or redemptions due to allocations or rebalancings by Foundation Funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transactions costs or portfolio turnover. The manager will monitor transactions by Foundation Funds and will attempt to minimize any adverse effects on the Fund and Foundation Funds as a result of these transactions.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance. All "per share" information reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request by calling 800.523.1918.

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                      Aggressive
                                                 Aggressive Growth A Class          Period          Growth B Class       Period
                                                    Year Ended 4/30               5/16/94(1)        Year Ended 4/30     4/16/96(1)
                                            ------------------------------------    through        ------------------    through
                                            1999    1998(2)     1997       1996     4/30/95  1999  1998(2)     1997      4/30/96
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $11.770    $13.080    $10.400    $10.000        $11.570    $13.060    $11.910

Income (loss) from investment operations
Net investment income (loss)                        (0.052)    (0.180)    (0.100)    (0.090)        (0.061)    (0.210)    (0.010)
Net realized and unrealized
      gain (loss) on investments                    11.127      0.960      3.270      0.490         10.766      0.810      1.160
                                                   -------    -------    -------    -------        -------    -------    -------
Total from investment operations                    11.075      0.780      3.170      0.400         10.705      0.600      1.150
                                                   -------    -------    -------    -------        -------    -------    -------

LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                (2.275)    (2.090)    (0.400)      none         (2.275)    (2.090)      none
Distributions from net realized
      gain on investments                             none       none     (0.090)      none           none       none       none
                                                   -------    -------    -------    -------        -------    -------    -------
Total dividends and distributions                   (2.275)    (2.090)    (0.490       none         (2.275)    (2.090)      none
                                                   -------    -------    -------    -------        -------    -------    -------

NET ASSET VALUE, END OF PERIOD                     $20.570    $11.170    $13.080    $10.400        $20.000    $11.570    $13.060
                                                   =======    =======    =======    =======        =======    =======    =======

TOTAL RETURN(3)                                     98.60%      4.34%     31.02%      4.00%         97.12%      2.84%      9.66%

Ratios and supplemental data
Net assets, end of period (000 omitted)            $31,926     $4,944     $4,334     $2,189        $16,539        $95         $0
Ratio of expenses to average net assets              1.75%      1.84%      2.01%      1.74%          2.50%      2.57%      1.86%
Ratio of expenses to average net assets              2.29%      2.65%      2.74%      2.97%          3.04%      3.37%      1.86%
      prior to expense limitation
Ratio of net investment income (loss)               (0.69%)    (1.38%)    (1.00%)    (1.21%)        (1.44%)    (1.97%)    (1.39%)
      to average net assets
Ratio of net investment income (loss)
      to average net assets                         (1.23%)    (2.19%)    (1.73%)    (2.44%)        (1.98%)    (2.77%)    (1.39%)
      prior to expense limitation
Portfolio turnover                                    356%       180%       166%        88%           356%       180%       166%
-------------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------
                                                     Aggressive
                                                   Growth C Class                  Period
                                                   Year Ended 4/30               5/20/94(1)
                                           -----------------------------------    through
                                           1999   1998(2)     1997       1996      4/30/95
-------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD              $11.470    $12.880    $10.330    $10.000

Income (loss) from investment operations
Net investment income (loss)                       (0.071)    (0.230)    (0.210)    (0.160)
Net realized and unrealized
      gain (loss) on investments                   10.676      0.910      3.250      0.490
                                                  -------    -------    -------    -------
Total from investment operations                   10.605      0.680      3.040      0.330
                                                  -------    -------    -------    -------

Less dividends and distributions
Dividends from net investment income               (2.275)    (2.090)    (0.400)      none
Distributions from net realized
      gain on investments                            none       none     (0.090)      none

Total dividends and distributions                  (2.275)    (2.090)    (0.490)      none
                                                  -------    -------    -------    -------

Net asset value, end of period                    $19.800    $11.470    $12.880    $10.330
                                                  =======    =======    =======    =======

Total return(3)                                    96.99%      3.58%     29.96%      3.30%

Ratios and supplemental data
Net assets, end of period (000 omitted)            $5,892       $222       $150       $128
Ratio of expenses to average net assets             2.50%      2.62%      2.77%      2.40%
Ratio of expenses to average net assets
      prior to expense limitation                   3.04%      3.43%      3.50%      3.50%
Ratio of net investment income (loss)
      to average net assets                        (1.44%)    (2.02%)    (1.73%)    (1.80%)
Ratio of net investment income (loss)
      to average net assets
      prior to expense limitation                  (1.98%)    (2.83%)    (2.46%)    (2.90%)
Portfolio turnover                                   356%       180%       166%        88%
-------------------------------------------------------------------------------------------

(1) Date of initial public offering; ratios have been annualized and total return has not been annualized.
(2) Commencing May 1, 1997, Delaware Management Company replaced Voyageur Fund Managers, Inc., as the Fund's investment manager.
(3) Does not include maximum sales charge of 4.75% nor the 1% limited contingent deferred sales charge that would apply in the event of certain redemptions within 12 months of purchase of A Class. Does not include contingent deferred sales charge which varies from 1-4% depending upon the holding period for B Class shares.

------------------------------------------------------------------------------------------------------------------------------------
                                                              Growth Stock A Class                 Growth Stock B Class    Period
                                                                Year Ended 4/30                       Year Ended 4/30     9/8/95(1)
                                         ---------------------------------------------------- -------------------------    through
                                         1999  1998(2)    1997      1996      1995     1994   1999   1998(2)     1997     4/30/96
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD          $25.340   $23.660   $19.910   $17.510   $17.810       $24.930     $23.390    $21.640

Income (loss) from investment operations
Net investment income (loss)                    0.029     0.160     0.080     0.150     0.070        (0.165)       none      0.060
Net realized and unrealized
      gain (loss) on investments                8.591     3.360     4.820     2.770   (0.160)         8.425       3.300      2.960
                                              -------   -------   -------   -------   -------       -------     -------    -------
Total from investment operations                8.620     3.520     4.900     2.920   (0.090)         8.260       3.300      3.020
                                              -------   -------   -------   -------   -------       -------     -------    -------

LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income           (0.113)   (0.080)   (0.110)   (0.130)   (0.060)         none        none     (0.230)
Distributions from net realized
      gain on investments                      (2.017)   (1.760)   (1.040)   (0.390)   (0.150)       (1.990)     (1.760)    (1.040)
                                              -------   -------   -------   -------   -------       -------     -------    -------
Total dividends and distributions              (2.130)   (1.840)   (1.150)   (0.520)   (0.210)       (1.990)     (1.760)    (1.270)
                                              -------   -------   -------   -------   -------       -------     -------    -------

NET ASSET VALUE, END OF PERIOD                $31.830   $25.340   $23.660   $19.910   $17.510       $31.200     $24.930    $23.390
                                              =======   =======   =======   =======   =======       =======     =======    =======

TOTAL RETURN(3)                                35.27%    15.27%    25.00%    17.04%   (0.52%)        34.29%      14.50%     14.37%

Ratios and supplemental data
Net assets, end of period (000 omitted)       $41,196   $34,255   $28,956   $23,651   $28,518        $1,903      $1,182       $454
Ratio of expenses to average net assets         1.75%     1.72%     1.78%     1.90%     1.90%         2.50%       2.47%      2.41%
Ratio of expenses to average net assets
      prior to expense limitation               1.82%     1.72%     1.87%     1.99%     2.13%         2.57%       2.47%      2.50%
Ratio of net investment income (loss)
      to average net assets                     0.07%     0.68%     0.36%     0.75%     0.40%        (0.67%)     (0.01%)    (0.62%)
Ratio of net investment income (loss)
      to average net assets
      prior to expense limitation                  --     0.68%     0.27%     0.66%     0.17%        (0.74%)     (0.01%)    (0.71%)
Portfolio turnover                                 9%       29%       37%       22%       34%            9%         29%        37%
------------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
                                              Growth Stock C Class         Period
                                                 Year Ended 4/30         10/31/95(1)
                                             -------------------------     through
                                             1999   1998(2)     1997        4/30/96
-----------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $24.930     $23.430     $22.610

Income (loss) from investment operations
Net investment income (loss)                        (0.192)       0.070       0.110
Net realized and unrealized
      gain (loss) on investments                     8.442       3.220       2.000
                                                   -------     -------     -------
Total from investment operations                     8.250       3.290       2.110
                                                   -------     -------     -------

LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                  none     (0.030)      (0.250)
Distributions from net realized
      gain on investments                           (1.990)     (1.760)     (1.040)
                                                   -------     -------     -------
Total dividends and distributions                   (1.990)     (1.790)     (1.290)
                                                   -------     -------     -------

NET ASSET VALUE, END OF PERIOD                     $31.190     $24.930     $23.430
                                                   =======     =======     =======

TOTAL RETURN(3)                                     34.25%      14.42%       9.72%

Ratios and supplemental data
Net assets, end of period (000 omitted)             $1,112        $712        $104
Ratio of expenses to average net assets              2.50%       2.47%       2.35%
Ratio of expenses to average net assets
      prior to expense limitation                    2.57%       2.47%       2.43%
Ratio of net investment income (loss)
      to average net assets                         (0.67%)      0.14%      (0.65%)
Ratio of net investment income (loss)
      to average net assets
      prior to expense limitation                   (0.74%)      0.14%      (0.73%)
Portfolio turnover                                      9%         29%         37%
-----------------------------------------------------------------------------------

(1) Date of initial public offering; ratios have been annualized and total return has not been annualized.
(2) Commencing May 1, 1997, Delaware Management Company replaced Voyageur Fund Managers, Inc., as the Fund's investment manager.
(3) Does not include maximum sales charge of 4.75% nor the 1% limited contingent deferred sales charge that would apply in the event of certain redemptions within 12 months of purchase of A Class. Does not include contingent deferred sales charge which varies from 1-4% depending upon the holding period for B Class shares.

HOW TO READ THE FINANCIAL HIGHLIGHTS

NET INVESTMENT INCOME
Net investment income includes dividend and interest income earned from the Fund's securities; it is after expenses have been deducted.

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
A realized gain on investments occurs when we sell an investment at a profit, while a realized loss on investments occurs when we sell an investment at a loss. When an investment increases or decreases in value but we do not sell it, we record an unrealized gain or loss. The amount of realized gain per share that we pay to shareholders is listed under "Less dividends and distributions-Distributions from net realized gain on investments."

NET ASSET VALUE (NAV)
This is the value of a mutual fund share, calculated by dividing the net assets by the number of shares outstanding.

TOTAL RETURN
This represents the rate that an investor would have earned or lost on an investment in the Fund. In calculating this figure for the financial highlights table, we include applicable fee waivers, exclude front-end and contingent deferred sales charges, and assume the shareholder has reinvested all dividends and realized gains.

NET ASSETS
Net assets represent the total value of all the assets in the Fund's portfolio, less any liabilities, that are attributable to that class of the Fund.

RATIO OF EXPENSES TO AVERAGE NET ASSETS
The expense ratio is the percentage of net assets that a fund pays annually for operating expenses and management fees. These expenses include accounting and administration expenses, services for shareholders, and similar expenses.

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS
We determine this ratio by dividing net investment income by average net assets.

PORTFOLIO TURNOVER RATE
This figure tells you the amount of trading activity in a fund's portfolio. For example, a fund with a 50% turnover has bought and sold half of the value of its total investment portfolio during the stated period.

[BEGIN GLOSSARY  RUNS ALONG THE BOTTOM OF THE PAGES ]

HOW TO USE THIS GLOSSARY

AMORTIZED COST
Amortized cost is a method used to value a fixed income security that starts with the face value of the security and then adds or subtracts from that value depending on whether the purchase price was greater or less than the value of the security at maturity. The amount greater or less than the par value is divided equally over the time remaining until maturity.

AVERAGE MATURITY
An average of when the individual bonds and other debt securities held in a portfolio will mature.

BOND
A debt security, like an IOU, issued by a company, municipality or government agency. In return for lending money to the issuer, a bond buyer generally receives fixed periodic interest payments and repayment of the loan amount on a specified maturity date. A bond's price changes prior to maturity and is inversely related to current interest rates. When interest rates rise, bond prices fall, and when interest rates fall, bond prices rise.

BOND RATINGS
Independent evaluations of creditworthiness, ranging from Aaa/AAA (highest quality) to D (lowest quality). Bonds rated Baa/BBB or better are considered investment grade. Bonds rated Ba/BB or lower are commonly known as junk bonds. See also Nationally recognized statistical rating organization. See also NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATION.

CAPITAL
The amount of money you invest.

CAPITAL APPRECIATION
An increase in the value of an investment.

CAPITAL GAINS DISTRIBUTIONS
Payments to mutual fund shareholders of profits (realized gains) from the sale of a fund's portfolio securities. Usually paid once a year; may be either short-term gains or long-term gains.

COMMISSION
The fee an investor pays to a financial adviser for investment advice and help in buying or selling mutual funds, stocks, bonds or other securities.

COMPOUNDING
Earnings on an investment's previous earnings.

CONSUMER PRICE INDEX (CPI)
Measurement of U.S. inflation; represents the price of a basket of commonly purchased goods.

CONTINGENT DEFERRED SALES CHARGE (CDSC)
Fee charged by some mutual funds when shares are redeemed (sold back to the fund) within a set number of years; an alternative method for investors to compensate a financial adviser for advice and service, rather than an up-front commission.

CORPORATE BOND
A debt security issued by a corporation. See bond.

DEPRECIATION
A decline in an investment's value.

DIVERSIFICATION
The process of spreading investments among a number of different securities, asset classes or investment styles to reduce the risks of investing.

DIVIDEND DISTRIBUTION
Payments to mutual fund shareholders of dividends passed along from the fund's portfolio of securities.

DURATION
A measurement of a fixed-income investment's price volatility. The larger the number, the greater the likely price change for a given change in interest rates.

EXPENSE RATIO
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices, staff, equipment and expenses related to maintaining the fund's portfolio of securities and distributing its shares. They are paid from the fund's assets before any earnings are distributed to shareholders.

FINANCIAL ADVISER
Financial professional (e.g., broker, banker, accountant, planner or insurance agent) who analyzes clients' finances and prepares personalized programs to meet objectives.

FIXED-INCOME SECURITIES
With fixed-income securities, the money you originally invested is paid back at a pre-specified maturity date. These securities, which include government, corporate or municipal bonds, as well as money market securities, typically pay a fixed rate of return (often referred to as interest). See BONDS.

INFLATION
The increase in the cost of goods and services over time. U.S. inflation is frequently measured by changes in the Consumer Price Index (CPI).

INVESTMENT GOAL
The objective, such as long-term capital growth or high current income, that a mutual fund pursues.

MANAGEMENT FEE
The amount paid by a mutual fund to the investment adviser for management services, expressed as an annual percentage of the fund's average daily net assets.

MARKET CAPITALIZATION
The value of a corporation determined by multiplying the current market price of a share of common stock by the number of shares held by shareholders. A corporation with one million shares outstanding and the market price per share of $10 has a market capitalization of $10 million.

MATURITY
The length of time until a bond issuer must repay the underlying loan principal to bondholders.

NATIONAL ASSOCIATION OF SECURITIES DEALERS (NASD)
A self-regulating organization, consisting of brokerage firms (including distributors of mutual funds), that is responsible for overseeing the actions of its members.

NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATION  (NRSRO)
A company that assesses the credit quality of bonds, commercial paper, preferred and common stocks and municipal short-term issues, rating the probability that the issuer of the debt will meet the scheduled interest payments and repay the principal. Ratings are published by such companies as Moody's Investors Service (Moody's), Standard & Poor's Corporation (S&P), Duff & Phelps, Inc. (Duff), and Fitch Investor Services, Inc. (Fitch).

NET ASSET VALUE (NAV)
The daily dollar value of one mutual fund share. Equal to a fund's net assets divided by the number of shares outstanding.

PREFERRED STOCK
Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stocks also often pays dividends at a fixed rate and is sometimes convertible into common stock.

PRICE/EARNINGS RATIO
A measure of a stock's value calculated by dividing the current market price of a share of stock by its annual earnings per share. A stock selling for $100 per share with annual earnings per share of $5 has a P/E of 20.

PRINCIPAL
Amount of money you invest (also called capital). Also refers to a bond's original face value, due to be repaid at maturity.

PROSPECTUS
The official offering document that describes a mutual fund, containing information required by the SEC, such as investment objectives, policies, services and fees.

REDEEM
To cash in your shares by selling them back to the mutual fund.

RISK
Generally defined as variability of value; also credit risk, inflation risk, currency and interest rate risk. Different investments involve different types and degrees of risk.

S&P 500 INDEX
The Standard & Poor's 500 Composite Stock Index; an unmanaged index of 500 widely held common stocks that is often used to represent performance of the U.S. stock market.

SALES CHARGE
Charge on the purchase or redemption of fund shares sold through financial advisers. May vary with the amount invested. Typically used to compensate advisers for advice and service provided.

SEC (SECURITIES AND EXCHANGE COMMISSION)
Federal agency established by Congress to administer the laws governing the securities industry, including mutual fund companies.

SHARE CLASSES
Different classifications of shares; mutual fund share classes offer a variety of sales charge choices.

SIGNATURE GUARANTEE
Certification by a bank, brokerage firm or other financial institution that a customer's signature is valid; signature guarantees can be provided by members of the STAMP program.

STANDARD DEVIATION
A measure of an investment's volatility; for mutual funds, measures how much a fund's total return has typically varied from its historical average.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The document serving as "Part B" of a fund's prospectus that provides more detailed information about the fund's organization, investments, policies and risks.

STOCK
An investment that represents a share of ownership (equity) in a corporation. Stocks are often referred to as "equities."

TOTAL RETURN
An investment performance measurement, expressed as a percentage, based on the combined earnings from dividends, capital gains and change in price over a given period.

UNIFORM GIFT TO MINORS ACT AND UNIFORM TRANSFERS TO MINORS ACT
Federal and state laws that provide a simple way to transfer property to a minor with special tax advantages.

VOLATILITY
The tendency of an investment to go up or down in value by different magnitudes. Investments that generally go up or down in value in relatively small amounts are considered "low volatility" investments, whereas those investments that generally go up or down in value in relatively large amounts are considered "high volatility" investments.

[END GLOSSARY]

[BACK COVER]

ADDITIONAL INFORMATION ABOUT THE FUNDS

Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' shareholder reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the report period. You can find more detailed information about the Funds in the current Statement of Additional Information, which we have filed electronically with the Securities and Exchange Commission (SEC) and which is legally a part of this prospectus. If you want a free copy of the Statement of Additional Information, the annual or semi-annual report, or if you have any questions about investing in these funds, you can write to us at 1818 Market Street, Philadelphia, PA 19103-3682, or call toll-free 800.523.1918. You may also obtain additional information about each of the Funds from your financial adviser.

You can find reports and other information about each Fund on the SEC web site (http://www.sec.gov), or you can get copies of this information, after payment of a duplicating fee, by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-6009. Information about the Funds, including their Statement of Additional Information, can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can get information on the public reference room by calling the SEC at 1.800.SEC.0330.

WEB SITE
www.delawarefunds.com


E-MAIL
service@delinvest.com


SHAREHOLDER SERVICE CENTER

800.523.1918

Call the Shareholder Service Center Monday to Friday, 8 a.m. to 8 p.m. Eastern time:

o  For fund information; literature; price, yield and performance figures.

o For information on existing regular investment accounts and retirement plan accounts including wire investments; wire redemptions; telephone redemptions and telephone exchanges.

DELAPHONE SERVICE

800.362.FUND (800.362.3863)

oFor convenient access to account information or current performance information on all Delaware Investments Funds seven days a week, 24 hours a day, use this Touch-Tone(R) service.

Investment Company Act file number: 811-4547

Aggressive - Growth Stock INSTITUTIONAL Prospectus (a) filing

                                    DELAWARE
                                   INVESTMENTS
                                   -----------
                              Philadelphia * London

                             AGGRESSIVE GROWTH FUND
                                GROWTH STOCK FUND

                               Institutional Class



                                   PROSPECTUS
                                  July 00, 1999


                             GROWTH OF CAPITAL FUNDS

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of this prospectus, and any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

FUND PROFILES                                  PAGE 1
Aggressive Growth Fund
Growth Stock Fund

HOW WE MANAGE THE FUNDS                        PAGE
Our investment strategies
The securities we typically invest in
The risks of investing in the Funds

WHO MANAGES THE FUNDS                          PAGE
Investment manager and sub-adviser
Portfolio managers
Fund administration (Who's who)

ABOUT YOUR ACCOUNT                             PAGE
Investing in the Funds
      How to buy shares
      How to redeem shares
      Account minimum
      Exchanges
Dividends, distributions and taxes

CERTAIN MANAGEMENT CONSIDERATIONS              PAGE

FINANCIAL HIGHLIGHTS                           PAGE

PROFILE: AGGRESSIVE GROWTH FUND

WHAT ARE THE FUND'S GOALS?
Aggressive Growth Fund seeks long-term capital appreciation. Although the Fund will strive to meet its goals, there is no assurance that it will.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?
We invest primarily in common stocks of companies that we believe have the potential for high earnings growth. We consider companies of any size, as long as they are larger than $300 million in market capitalization. We look for companies that are undervalued, but still have the potential for high earnings growth.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. This Fund will be affected by declines in stock prices. In addition, because Aggressive Growth Fund invests in companies of all sizes, some of the companies it chooses may involve greater risk due to their smaller size, narrow product lines and limited financial resources. For a more complete discussion of risk, please see "The risks of investing in the Fund" on page
____.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial adviser to determine whether it is an appropriate choice for you.

WHO SHOULD INVEST IN THE FUND
o    Investors with long-term financial goals.
o    Investors seeking an investment primarily in common stocks.
o Investors seeking exposure to capital appreciation opportunities across a broad range of industry sectors and company sizes.

WHO SHOULD NOT INVEST IN THE FUND
o    Investors with short-term financial goals.
o    Investors whose primary goal is current income.
o Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly over the short term.

HOW HAS AGGRESSIVE GROWTH FUND PERFORMED?

This bar chart and table can help you evaluate the risks of investing in the Fund. We show how returns for the Fund's Institutional Class shares have varied over the past four calendar years, as well as the average annual returns of these shares for the one-year period and since inception. Aggressive Growth Fund's Institutional Class commenced operations on August 29, 1997. Return information for the Class for the periods prior to the time the Class commenced operations is calculated by taking the performance of Aggressive Growth Fund A Class and eliminating all sales charges that apply to Class A shares. However, for those periods, Class A 12b-1 payments were not eliminated, and performance would have been affected if this adjustment had been made. The Fund's past performance is not necessarily an indication of how it will perform in the future. The returns reflect voluntary expense caps in effect during the periods. The returns would be lower without the voluntary caps.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN (INSTITUTIONAL CLASS)]
YEAR-BY-YEAR TOTAL RETURN
Aggressive Growth Fund Institutional Class

--------------------------------------------------------------------------------
1995                1996               1997               1998
--------------------------------------------------------------------------------
0.00%               0.00%              0.00%              0.00%
--------------------------------------------------------------------------------

The Fund's Institutional Class shares had a 0.00% fiscal year-to-date return as of April 30, 1999. During the periods illustrated in this bar chart, Institutional Class' highest return was 00.00% for the quarter ended _________ and its lowest return was 0.00% for the quarter ended ______________.

HOW HAS AGGRESSIVE GROWTH FUND PERFORMED? (CONTINUED)

                             AVERAGE ANNUAL RETURNS FOR PERIODS ENDING 12/31/98
--------------------------------------------------------------------------------
                  AGGRESSIVE GROWTH FUND      S&P 500 INDEX
                  INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
1 year            0.00%                       0.00%
--------------------------------------------------------------------------------
Since
5/16/94           0.00%                       0.00%
--------------------------------------------------------------------------------

The Fund's returns are compared to the performance of the S&P 500 Index. You should remember that unlike the Fund, the index is unmanaged and doesn't reflect the costs of operating a mutual fund, such as the costs of buying, selling and holding the securities.

----------------------------------------------------------------------------------------------------------------------
WHAT ARE AGGRESSIVE GROWTH FUND'S FEES AND EXPENSES?   Maximum sales charge (load) imposed on purchases          none
You do not pay sales charges directly from your        as a percentage of offering price
investments when you buy or sell shares of the         ---------------------------------------------------------------
Institutional Class.                                   Maximum contingent deferred sales charge (load)           none
                                                       as a percentage of original purchase price or
                                                       redemption price, whichever is lower
                                                       ---------------------------------------------------------------
                                                       Maximum sales charge (load) imposed on reinvested         none
                                                       dividends
                                                       ---------------------------------------------------------------
                                                       Redemption fees                                           none
                                                       ---------------------------------------------------------------
                                                       Exchange Fees(1)                                          none
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
Annual fund operating expenses are deducted from the   Management fees(2)                                   0.00%
Fund's assets before it pays dividends and before its  ---------------------------------------------------------------
net asset value and total return are calculated. We    Distribution and service (12b-1) fees                none
will not charge you separately for these expenses.     ---------------------------------------------------------------
The expenses shown opposite are based on amounts       Other expenses                                       0.00%
incurred during the Fund's most recent fiscal year     ---------------------------------------------------------------
and do not reflect the voluntary waiver of fees by     Total operating expenses*                            0.00%
the investment manager as discussed below.             ---------------------------------------------------------------


*ACTUAL TOTAL OPERATING EXPENSES The investment        Actual total operating expenses                      1.50%
 manager has agreed to waive fees and pay expenses
 through [June 30, 1999], in order to prevent total
 operating expenses (excluding, taxes, interest,
 brokerage fees and extraordinary expenses) from
 exceeding 1.50% of average daily net assets.(4)
 The actual total operating expenses shown opposite
 are based on amounts incurred during the Fund's
 most recent fiscal year and reflect this voluntary
 waiver.
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
This example is intended to help you compare the cost of investing in the Fund to the cost     1 year        $000
of investing in other mutual funds with similar investment objectives.  We show the            -----------------------
cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5%   3 years       $000
return over the time shown.  (3)This is an example only, and does not represent future         -----------------------
expenses, which may be greater or less than those shown here.                                  5 years       $000
                                                                                               -----------------------
                                                                                               10 years      $0,000
----------------------------------------------------------------------------------------------------------------------

1. Exchanges are subject to the requirements of each fund in the Delaware Investments family. A front-end sales charge may apply if you exchange your shares into a fund that

2. Beginning April 1, 1999, a new management fee schedule became effective. The fee table has been restated to reflect this new schedule.

3. The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show. This example does not reflect the voluntary expense cap.

4. The voluntary commitments of waiver and payment have varied over the life of the Fund.

PROFILE: GROWTH STOCK FUND

WHAT ARE THE FUND'S GOALS?
Growth Stock Fund seeks long-term capital appreciation. Although the Fund will strive to achieve its goal, there is no assurance that it will.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?
We invest primarily in common stocks that we believe have the potential for long-term capital appreciation. Our strategy is to identify large, well-established growth companies with a track record of consistent earnings and dividend increases.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The price of Fund shares will increase and decrease according to changes in the value of the Fund's investments. This Fund will be affected by declines in stock prices, which can be caused by a decline in the stock market or poor performance from specific companies that can result from negative earnings reports or dividend reductions.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. For a more complete discussion of risk, please turn to page
____.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial adviser to determine whether it is an appropriate choice for you.

WHO SHOULD INVEST IN THE FUND
o    Investors with long-term financial goals.
o    Investors looking for capital growth potential.
o Investors looking for a fund that can be a complement to income-producing or value-oriented investments.

WHO SHOULD NOT INVEST IN THE FUND
o    Investors with short-term financial goals.
o Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly, over the short term.
o    Investors whose primary goal is to receive current income.

HOW HAS GROWTH STOCK FUND PERFORMED?

This bar chart and table can help you evaluate the risks of investing in the Fund. We show how returns for the Fund's Institutional Class shares have varied over the past ten calendar years, as well as the average annual returns of these shares for the one-, five- and ten-year periods. Growth Stock Fund's Institutional Class commenced operations on August 29, 1997. Return information for the Class for the periods prior to the time the Class commenced operations is calculated by taking the performance of Growth Stock Fund A Class and eliminating all sales charges that apply to Class A shares. However, for those periods, Class A 12b-1 payments were not eliminated, and performance would have been affected if this adjustment had been made. The Fund's past performance is not necessarily an indication of how it will perform in the future. The returns reflect voluntary expense caps in effect during the periods. The returns would be lower without the voluntary caps.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN (Institutional)] YEAR-BY-YEAR TOTAL RETURN

Growth Stock Institutional Class

--------------------------------------------------------------------------------------------------------------------------------
1989            1990         1991         1992         1993         1994         1995         1996          1997         1998
--------------------------------------------------------------------------------------------------------------------------------
0.00%           0.00%        0.00%        0.00%        0.00%        0.00%        0.00%        0.00%         0.00%        0.00%
--------------------------------------------------------------------------------------------------------------------------------

The Fund's Institutional Class shares had a 0.00% fiscal year-to-date return as of April 30, 1999. During the periods illustrated in this bar chart, Institutional Class' highest return was 00.00% for the quarter ended _________ and its lowest return was 0.00% for the quarter ended ______________.


HOW HAS GROWTH STOCK FUND PERFORMED? (CONTINUED)

                              AVERAGE ANNUAL RETURNS FOR PERIODS ENDING 12/31/98
--------------------------------------------------------------------------------
                     GROWTH STOCK FUND         S&P 500 INDEX
                     INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
1 year               0.00%                     0.00%
--------------------------------------------------------------------------------
5 years              0.00%                     0.00%
--------------------------------------------------------------------------------
10 years             0.00%                     0.00%
--------------------------------------------------------------------------------

The Fund's returns are compared to the performance of the S&P 500 Index. You should remember that unlike the Fund, the index is unmanaged and doesn't reflect the costs of operating a mutual fund, such as the costs of buying, selling and holding the securities.

----------------------------------------------------------------------------------------------------------------------
WHAT ARE AGGRESSIVE GROWTH FUND'S FEES AND EXPENSES?   Maximum sales charge (load) imposed on purchases          none
You do not pay sales charges directly from your        as a percentage of offering price
investments when you buy or sell shares of the         ---------------------------------------------------------------
Institutional Class.                                   Maximum contingent deferred sales charge (load)           none
                                                       as a percentage of original purchase price or
                                                       redemption price, whichever is lower
                                                       ---------------------------------------------------------------
                                                       Maximum sales charge (load) imposed on reinvested         none
                                                       dividends
                                                       ---------------------------------------------------------------
                                                       Redemption fees                                           none
                                                       ---------------------------------------------------------------
                                                       Exchange Fees(1)                                          none
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
Annual fund operating expenses are deducted from the   Management fees(2)                                      0.00%
Fund's assets before it pays dividends and before its  ---------------------------------------------------------------
net asset value and total return are calculated. We    Distribution and service (12b-1) fees                   none
will not charge you separately for these expenses.     ---------------------------------------------------------------
The expenses shown opposite are based on amounts       Other expenses                                          0.00%
incurred during the Fund's most recent fiscal year     ---------------------------------------------------------------
and do not reflect the voluntary waiver of fees by     Total operating expenses                                0.00%
the investment manager as discussed below.             ---------------------------------------------------------------


ACTUAL TOTAL OPERATING EXPENSES The investment         Actual total operating expenses                         1.50%
manager has agreed to waive fees and pay expenses
through [June 30, 1999], in order to prevent total
operating expenses (excluding, taxes, interest,
brokerage fees and extraordinary expenses) from
exceeding 1.50% of average daily net assets.(4)
The actual total operating expenses shown opposite
are based on amounts incurred during the Fund's
most recent fiscal year and reflect this voluntary
waiver.
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
This example is intended to help you compare the cost of investing in the Fund to the cost     1 year        $000
of investing in other mutual funds with similar investment objectives.  We show the            -----------------------
cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5%   3 years       $000
return over the time shown. (3)This is an example only, and does not represent future          -----------------------
expenses, which may be greater or less than those shown here.                                  5 years       $000
                                                                                               -----------------------
                                                                                               10 years      $0,000
----------------------------------------------------------------------------------------------------------------------

1. Exchanges are subject to the requirements of each fund in the Delaware Investments family. A front-end sales charge may apply if you exchange your shares into a fund that

2. Beginning April 1, 1999, a new management fee schedule became effective. The fee table has been restated to reflect this new schedule.

3. The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show. This example does not reflect the voluntary expense cap.

4. The manager's voluntary commitments of waiver and payment have varied over the life of the Fund.

HOW WE MANAGE THE FUNDS

OUR INVESTMENT STRATEGIES
We research individual companies and analyze economic and market conditions, seeking to identify the securities or market sectors that we think are the best investments for the Funds. Following is a description of how the portfolio managers pursue each Funds' investment goal.

We take a disciplined approach to investing, combining investment strategies and risk management techniques that can help shareholders meet their goals.

AGGRESSIVE GROWTH FUND
For the Aggressive Growth Fund, we strive to identify companies that offer the potential for long-term price appreciation because they are likely to experience high earnings growth. The companies we choose for the portfolio typically exhibit one or more of the following characteristics:

o   A history of high growth in earnings-per-share
o   Projections for high future growth or acceleration in earnings-per-share
o   A price-to-earnings ratio that is low relative to other stocks
o   Discounted cash flows that are high relative to other stocks.

Once we identify stocks that have these characteristics, we further evaluate the company. We look at the capability of the management team, the strength of the company's position within its industry, whether its internal structure can support continued growth, how high the company's return on equity is, how much of the company's profits are reinvested into the company to fuel additional growth, and how stringent the company's financial and accounting policies are.

All of these give us insight into the outlook for the company, helping us to identify companies poised for high earnings growth. We believe that this high earnings growth, if it occurs, would result in price appreciation for the company's stock.

We maintain a well-diversified portfolio, typically holding a mix of different stocks, representing a wide array of industries and a mix of small companies, medium-size companies and large companies.

GROWTH STOCK FUND
The Growth Stock Fund's objective is long-term capital appreciation. Our strategy for the Fund is to invest at least 80% of the Fund's assets in common stock.

We primarily consider companies whose earnings and dividend records have received either an A+ or A rating (the two highest ratings) from Standard & Poor's, a nationally recognized statistical ratings organization. From the list of stocks that have received this rating, we typically select 20 to 30 companies for the portfolio. We evaluate the following factors:

o   potential increased demand for the company's products or services;
o   development of new or improved products or services;
o   probability of increased operating efficiency;
o   positive changes in management;
o   emphasis on research and development;
o   likelihood of mergers or acquisitions; and,
o   the company's opportunities relative to cyclical economic conditions
o   whether the stock appears temporarily undervalued.

Growth Stock Fund follows a long-term approach to investing. As long as the outlook for the company remains favorable, we generally hold stocks for long periods, striving to capture the full capital appreciation potential.

THE SECURITIES WE TYPICALLY INVEST IN
Stocks offer investors the potential for capital appreciation and may pay dividends as well.

------------------------------------------------------------------------------------------------------------------------
SECURITIES                                                               HOW WE USE THEM
------------------------------------------------------------------------------------------------------------------------
                                                 AGGRESSIVE GROWTH FUND                     GROWTH STOCK FUND
------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS: Securities that           Generally, we invest 90% to 100% of      Under normal market conditions, we
represent shares of ownership in a       net assets in common stock. We may       will invest at least 80% of the
corporation. Stockholders participate    invest in companies of any size          Fund's assets in common stock.  We
in the corporation's profits and         greater than $300 million in market      typically invest at least 75% of
losses, proportionate to the number of   capitalization.                          the Fund's assets in stocks whose
shares they own.                                                                  earnings and dividend records are
                                                                                  rated A+ or A by Standard and
                                                                                  Poor's.
------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS: An agreement     Typically, we use repurchase agreements as a short-term investment for a
between a buyer and seller of           Fund's cash position. In order to enter into these repurchase agreements, the
securities in which the seller agrees   Fund must have collateral of at least 102% of the repurchase price.
to buy the securities back within a
specified time at the same price the
buyer paid for them, plus an amount
equal to an agreed upon interest rate.
Repurchase agreements are often viewed
as equivalent to cash.
------------------------------------------------------------------------------------------------------------------------
RESTRICTED SECURITIES: Privately         We may invest in privately placed securities that are eligible for resale only
placed securities whose resale is        among certain institutional buyers without registration. These are commonly
restricted under securities law.         known as Rule 144A Securities. Restricted securities that are determined to be illiquid may not exceed the Fund's 15% limit on illiquid securities, which is described below.
------------------------------------------------------------------------------------------------------------------------
ILLIQUID SECURITIES: Securities that     We may invest up to 15% of net assets in illiquid securities, including
cannot be readily sold, or can only be   repurchase agreements with maturities of over seven days.
sold at a price substantially lower
than the Fund has valued them.
------------------------------------------------------------------------------------------------------------------------

Aggressive Growth Fund may also invest in other securities including preferred stocks, convertible securities, warrants, rights, debt securities of government or corporate issuers or investment company securities. Growth Stock Fund may also invest in preferred stock, debt securities of government or corporate issuers and investment company securities. Both Funds may invest up to 10% of net assets in foreign securities; however, the managers have no present intention of doing so.

Please see the Statement of Additional Information for additional descriptions and risk information on these securities as well as those listed in the table above. You can find additional information about the investments in the Fund's portfolio in the annual or semi-annual shareholder report.

LENDING SECURITIES
Each Fund may lend up to 25% of its assets to qualified dealers and investors for their use in security transactions.

PURCHASING SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS
Each Fund may buy or sell securities on a when-issued or delayed delivery basis; that is, paying for securities before delivery or taking delivery at a later date.

BORROWING FROM BANKS
Each Fund may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions, though the Funds normally do not do so. Aggressive Growth Fund will not purchase new securities if borrowing exceeds 5% of net assets

PORTFOLIO TURNOVER
We anticipate that Aggressive Growth Fund's annual portfolio turnover may be greater than 100%. A turnover rate of 100% would occur if the Fund sold and replaced securities valued at 100% of its net assets within one year. High turnover can result in increased transaction costs and tax liability for the Fund. We anticipate that Growth Stock Fund's annual turnover will be less than 100%.

THE RISKS OF INVESTING IN THE FUND
Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Fund you should carefully evaluate the risks. Because of the nature of the Funds, you should consider your investment to be a long-term investment that typically provides the best results when held for a number of years. The following are the chief risks you assume when investing in Aggressive Growth Fund or Growth Stock Fund. Please see the Statement of Additional Information for further discussion of these risks and the other risks not discussed here.

---------------------------------------------------------------------------------------------------------------------------------
                     RISKS                                                 HOW WE STRIVE TO MANAGE THEM

---------------------------------------------------------------------------------------------------------------------------------
                                                        AGGRESSIVE GROWTH FUND                     GROWTH STOCK FUND
---------------------------------------------------------------------------------------------------------------------------------
MARKET RISK is the risk that all or a             We maintain a long-term investment approach and focus on stocks we believe can
majority of the securities in a certain           appreciate over an extended time frame regardless of interim market
market -- like the stock or bond market --        fluctuations. We do not try to predict overall stock market movements and
will decline in value because of factors          though we may hold securities for any amount of time, we typically do not
such as economic conditions, future               trade for short-term purposes.
expectations or investor confidence.

                                                  We may hold a substantial part of each Fund's assets in cash or cash equivalents as a temporary, defensive strategy.
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRY AND SECURITY RISK is the risk that the   We limit the amount of each Fund's assets invested in any one industry and in
value of securities in a particular industry or   any individual security. We also follow a rigorous selection process before
the value of an individual stock or bond will     choosing securities and continuously monitor them while they remain in the
decline because of changing expectations for      portfolio.
the performance of that industry or for the
individual company issuing the stock.
---------------------------------------------------------------------------------------------------------------------------------
COMPANY SIZE RISK is the risk that prices of      Aggressive Growth Fund seeks          Growth Stock Fund tends to focus on
small and medium-size companies may be more       opportunities among companies of      larger, more established companies that
volatile than larger companies because of         all sizes. Because its portfolio      are less affected by this risk.
limited financial resources or dependence on      does not concentrate specifically
narrow product lines.                             on small or medium size
                                                  companies, this risk may be
                                                  balanced by our holdings of large
                                                  companies.
---------------------------------------------------------------------------------------------------------------------------------
INTEREST RATE RISK is the risk that securities    We analyze each company's             Growth Stock Fund is generally not subject
will decrease in value if interest rates rise.    financial situation and its cash      to interest rate risk because we do not
The risk is generally associated with bonds;      flow to determine the company's       typically invest in fixed income
however, because small and medium-size            ability to finance future             securities and the larger companies we do
companies often borrow money to finance their     expansion and operations. The         invest in are not as sensitive to interest
operations, they may be adversely affected by     potential effect that rising          rate changes.
rising interest rates.                            interest rates might have on a
                                                  stock is taken into consideration
                                                  before the stock is purchased.
---------------------------------------------------------------------------------------------------------------------------------
FOREIGN RISK is the risk that foreign             We typically invest only a small portion of either Fund's portfolio in foreign
securities may be adversely affected by           securities.  When we do purchase foreign securities, they are often
political instability, changes in currency        denominated in U.S. dollars.
exchange rates, foreign economic conditions or
inadequate regulatory and accounting standards.
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                     RISKS                                                 HOW WE STRIVE TO MANAGE THEM

---------------------------------------------------------------------------------------------------------------------------------
                                                        AGGRESSIVE GROWTH FUND                     GROWTH STOCK FUND
---------------------------------------------------------------------------------------------------------------------------------
LIQUIDITY RISK is the possibility that             We limit exposure to illiquid securities.
securities cannot be readily sold, if at all,
at approximately the price that the Series
values them.
---------------------------------------------------------------------------------------------------------------------------------

WHO MANAGES THE FUNDS

INVESTMENT MANAGERS AND SUB-ADVISERS
The Funds are managed by Delaware Management Company, a series of Delaware Management Business Trust, which is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. Voyageur Asset Management LLC is Growth Stock Fund's sub-adviser. As sub-adviser, Voyageur is responsible for day-to-day management of Growth Stock Fund's assets. Delaware Management Company administers the Funds' affairs and has ultimate responsibility for all investment advisory services for the Fund. Delaware Management Company also supervises the sub-adviser's performance. For their services to the Fund, the manager and sub-adviser were paid an aggregate fee for the last fiscal year as follows reflecting the voluntary waiver of fees by the manager:

                                          INVESTMENT MANAGEMENT FEES

--------------------------------------------------------------------------------
                                    AGGRESSIVE GROWTH FUND    GROWTH STOCK FUND
--------------------------------------------------------------------------------

As a percentage of average daily
net assets                                 0.00%                   0.00%
--------------------------------------------------------------------------------


PORTFOLIO MANAGERS

AGGRESSIVE GROWTH FUND

Gerald S. Frey has primary responsibility for making day-to-day investment decisions for the Aggressive Growth Fund. When making investment decisions for the Fund, Mr. Frey regularly consults with Marshall T. Bassett, John A. Heffern, Jeffrey W. Hynoski and Lori P. Wachs.

GERALD S. FREY, Vice President/Senior Portfolio Manager
Mr. Frey has 22 years' experience in the money management business and holds a BA in Economics from Bloomsburg University and attended Wilkes College and New York University. Prior to joining Delaware Investments in 1996, he was a Senior Director with Morgan Grenfell Capital Management in New York. Mr. Frey has been senior portfolio manager for the Fund since May 1, 1997.

MARSHALL T. BASSETT, Vice President
Mr. Bassett joined Delaware Investments in 1997. In his most recent position, he served as Vice President in Morgan Stanley Asset Management's Emerging Growth Group, where he analyzed small growth companies. Prior to that, he was a trust officer at Sovran Bank and Trust Company. He received his bachelor's degree and MBA from Duke University.

JOHN A. HEFFERN, Vice President
Mr. Heffern holds a bachelor's degree and an MBA from the University of North Carolina at Chapel Hill. He joined Delaware Investments in 1997. Previously, he was a Senior Vice President, Equity Research at NatWest Securities Corporation's Specialty Finance Services unit. Prior to that, he was a Principal and Senior Regional Bank Analyst at Alex. Brown & Sons.

JEFFREY W. HYNOSKI, Vice President
Mr. Hynoski joined Delaware Investments in 1998. Previously he served as a Vice President at Bessemer Trust Company in the mid and large capitalization growth group, where he specialized in the areas of science, technology, and telecommunications. Prior to that, Mr. Hynoski held positions at Lord Abbett & Co. and Cowen Asset Management. Mr. Hynoski holds a BS in Finance from the University of Delaware and an MBA with a concentration in Investments/Portfolio Management and Financial Economics from Pace University.

STEPHEN T. LAMPE, Vice President
Mr. Lampe earned a bachelor's degree and an MBA at the University of Pennsylvania's Wharton School. He joined Delaware Investments in 1995 and provides analytical services for small and mid-capitalization stocks, specializing in financial services and business services. He previously served as a manager at Price Waterhouse, specializing in financial services firms. Mr. Lampe is a Certified Public Accountant.

LORI P. WACHS, Vice President
Ms. Wachs joined Delaware Investments in 1992 from Goldman Sachs, where she was an equity analyst for two years. She is a graduate of the University of Pennsylvania's Wharton School, where she majored in Finance and Oriental Studies.

GROWTH STOCK FUND

James King has day-to-day portfolio management responsibility for Growth Stock Fund.

JAMES KING, Executive Vice President and Chief Investment Officer of Voyageur Asset Management LLC Mr. King is a member of the Voyageur Board of Directors and the firm's Chief Investment Officer for equities. As a senior portfolio manager, Mr. King also manages more than $500 million in high-quality growth stock accounts under a disciplined philosophy he has followed for more than two decades. Mr. King has been named "Top Equity Manager" in the United States by Pension and Investment Age magazine on two occasions and by A.G. Becker once. A past President of the Financial Analysts Society of Des Moines and Drake University lecturer, Mr. King has been in the investment management industry since 1966.

WHO'S WHO?

This diagram shows the various organizations involved with managing, administering, and servicing the Delaware Investments funds.

[GRAPHIC OMITTED: DIAGRAM SHOWING THE VARIOUS ORGANIZATIONS INVOLVED WITH MANAGING, ADMINISTERING, AND SERVICING THE DELAWARE INVESTMENTS FUNDS]

                               BOARD OF DIRECTORS

INVESTMENT MANAGER                                            THE FUNDS                 CUSTODIAN
Delaware Management Company                                                             The Chase Manhattan Bank
One Commerce Square                                                                     4 Chase Metrotech Center
Philadelphia, PA 19103                                                                  Brooklyn, NY 11245

SUB-ADVISER
Voyageur Asset Management LLC
90 South Seventh Street, Suite 4400
Minneapolis, MN 55402

PORTFOLIO MANAGERS                  DISTRIBUTOR SERVICES                        DISTRIBUTOR
(see page -- for details)           Delaware Service Company, Inc.              Delaware Distributors, L.P.
                                    1818 Market Street                          1818 Market Street
                                    Philadelphia, PA 19103                      Philadelphia, PA 19103


                                  SHAREHOLDERS

BOARD OF DIRECTORS A mutual fund is governed by a board of directors which has oversight responsibility for the management of the fund's business affairs. Directors establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. At least 40% of the board of directors must be independent of the fund's investment manager or distributor. These independent fund directors, in particular, are advocates for shareholder interests.

INVESTMENT MANAGER An investment manager is a company responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund's prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage of the fund's average daily net assets. The manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

SUB-ADVISER A sub-adviser is a company generally responsible for the management of the fund's assets. They are selected and supervised by the investment manager.

PORTFOLIO MANAGERS Portfolio managers are employed by the investment manager or sub-adviser to make investment decisions for individual portfolios on a day-to-day basis.

CUSTODIAN Mutual funds are legally required to protect their portfolio securities and typically place them with a qualified bank custodian who segregates fund securities from other bank assets.

DISTRIBUTOR Most mutual funds continuously offer new shares to the public through distributors who are regulated as broker-dealers and are subject to National Association of Securities Dealers, Inc. (NASD) rules governing mutual fund sales practices.

SERVICE AGENT Mutual fund companies employ service agents (sometimes called transfer agents) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide customer service to shareholders.

SHAREHOLDERS Like shareholders of other companies, mutual fund shareholders have specific voting rights, including the right to elect directors. Material changes in the terms of a fund's management contract must be approved by a shareholder vote, and funds seeking to change fundamental investment objectives or policies must also seek shareholder approval.

ABOUT YOUR ACCOUNT

INVESTING IN THE FUNDS

o   Institutional Class shares are available for purchase only by the following:

o retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts from such plans

o tax-exempt employee benefit plans of the manager or its affiliates and securities dealer firms with a selling agreement with the distributor

o institutional advisory accounts of the manager, or its affiliates and those having client relationships with Delaware Investment Advisers, an affiliate of the manager, or its affiliates and their corporate sponsors, as well as subsidiaries and related employee benefit plans and rollover individual retirement accounts from such institutional advisory accounts

o a bank, trust company and similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing shares of the Class, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee

o registered investment advisers investing on behalf of clients that consist solely of institutions and high net-worth individuals having at least $1,000,000 entrusted to the adviser for investment purposes, but only if the adviser is not affiliated or associated with a broker or dealer and derives compensation for its services exclusively from its clients for such advisory services

HOW TO BUY SHARES


[GRAPHIC OMITTED: ILLUSTRATION OF AN ENVELOPE]

BY MAIL
Complete an investment slip and mail it with your check, made payable to the fund and class of shares you wish to purchase, to Delaware Investments, 1818 Market Street, Philadelphia, PA 19103-3682. If you are making an initial purchase by mail, you must include a completed investment application (or an appropriate retirement plan application if you are opening a retirement account) with your check.



[GRAPHIC OMITTED: ILLUSTRATION OF A JAGGED LINE]

BY WIRE
Ask your bank to wire the amount you want to invest to First Union Bank, ABA #031201467, Bank Account number 2014128934013. Include your account number and the name of the fund in which you want to invest. If you are making an initial purchase by wire, you must call us at 800-510-4015 so we can assign you an account number.



[GRAPHIC OMITTED: ILLUSTRATION OF AN EXCHANGE SYMBOL]

BY EXCHANGE
You can exchange all or part of your investment in one or more funds in the Delaware Investments family for shares of other funds in the family. Please keep in mind, however, that you may not exchange your shares for Class B or Class C shares. To open an account by exchange, call your Client Services Representative at 800-510-4015.



[GRAPHIC OMITTED: ILLUSTRATION OF A PERSON]

THROUGH YOUR FINANCIAL ADVISER
Your financial adviser can handle all the details of purchasing shares, including opening an account. Your adviser may charge a separate fee for this service.

HOW TO BUY SHARES (CONTINUED)

The price you pay for shares will depend on when we receive your purchase order. If we or an authorized agent receives your order before the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on a business day, you will pay that day's closing share price which is based on the Fund's net asset value. If we receive your order after the close of trading, you will pay the next business day's price. A business day is any day that the New York Stock Exchange is open for business. Currently, the Exchange is closed when the following holidays are observed: New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. We reserve the right to reject any purchase order.

We determine the Funds' net asset value (NAV) per share at the close of trading of the New York Stock Exchange each business day that the Exchange is open. We calculate this value by adding the market value of all the securities and assets in the Fund's portfolio, deducting all liabilities, and dividing the resulting number by the number of shares outstanding. The result is the net asset value per share. We price securities and other assets for which market quotations are available at their market value. We price fixed-income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the board of directors. Any fixed-income securities that have a maturity of less than 60 days we price at amortized cost. We price all other securities at their fair market value using a method approved by the board of directors.

HOW TO REDEEM SHARES


[GRAPHIC OMITTED: ILLUSTRATION OF AN ENVELOPE]

BY MAIL
You can redeem your shares (sell them back to the fund) by mail by writing to:
Delaware Investments, 1818 Market Street, Philadelphia, PA 19103-3682. All owners of the account must sign the request, and for redemptions of $50,000 or more, you must include a signature guarantee for each owner. You can also fax your written request to 215-255-8864. Signature guarantees are also required when redemption proceeds are going to an address other than the address of record on an account.



[GRAPHIC OMITTED: ILLUSTRATION OF A TELEPHONE]

BY TELEPHONE
You can redeem up to $50,000 of your shares by telephone. You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares, you may have the proceeds sent directly to your bank by wire. Bank information must be on file before you request a wire redemption.



[GRAPHIC OMITTED: ILLUSTRATION OF A JAGGED LINE]

BY WIRE
You can redeem $1,000 or more of your shares and have the proceeds deposited directly to your bank account the next business day after we receive your request. Bank information must be on file before you request a wire redemption.



[GRAPHIC OMITTED: ILLUSTRATION OF A PERSON]

THROUGH YOUR FINANCIAL ADVISER
Your financial adviser can handle all the details of redeeming your shares. Your adviser may charge a separate fee for this service.

If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly completed request to redeem or exchange shares before the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time), you will receive the net asset value as determined on the business day we receive your request. We will send you a check, normally the next business day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

ACCOUNT MINIMUM
If you redeem shares and your account balance falls below $250, the Fund may redeem your account after 60 days' written notice to you.

EXCHANGES
You can exchange all or part of your shares for shares of the same class in another Delaware Investments fund. If you exchange shares to a fund that has a sales charge you will pay any applicable sales charges on your new shares. You don't pay sales charges on shares that are acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the fund's prospectus and read it carefully before buying shares through an exchange. You may not exchange your shares for Class B and Class C shares of the funds in the Delaware Investments family.


DIVIDENDS, DISTRIBUTIONS AND TAXES
Dividends and capital gains, if any, are paid annually. We automatically reinvest all dividends and any capital gains.

Tax laws are subject to change, so we urge you to consult your tax adviser about your particular tax situation and how it might be affected by current tax law. The tax status of your dividends from these Funds is the same whether you reinvest your dividends or receive them in cash. Distributions from a Fund's long-term capital gains are taxable as capital gains, while distributions from short-term capital gains and net investment income are generally taxable as ordinary income. Any capital gains may be taxable at different rates depending on the length of time the Fund held the assets. In addition, you may be subject to state and local taxes on distributions.

We will send you a statement each year by January 31 detailing the amount and nature of all dividends and capital gains that you were paid for the prior year. Distributions declared in October, November or December but paid in January are taxable as if they were paid in December.

CERTAIN MANAGEMENT CONSIDERATIONS

YEAR 2000
As with other mutual funds, financial and business organizations and individuals around the world, the Funds could be adversely affected if the computer systems used by their service providers do not properly process and calculate date-related information from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." Each Fund is taking steps to obtain satisfactory assurances that its major service providers are taking steps reasonably designed to address the Year 2000 Problem on the computer systems that the service providers use. However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the business of the Funds. The portfolio managers and investment professionals of each Fund consider Year 2000 compliance in the securities selection and investment process. However, there can be no guarantee that, even with their due diligence efforts, they will be able to predict the affect of Year 2000 on any company or the performance of its securities.

INVESTMENTS BY FUND OF FUNDS
Aggressive Growth Fund accepts investments from the series portfolios of Delaware Group Foundation Funds, a fund of funds. From time to time, the Fund may experience large investments or redemptions due to allocations or rebalancings by Foundation Funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transactions costs or portfolio turnover. The manager will monitor transactions by Foundation Funds and will attempt to minimize any adverse effects on the Fund and Foundation Funds as a result of these transactions.

FINANCIAL HIGHLIGHTS
The financial highlights table is intended to help you understand the Fund's financial performance. All "per share" information reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request by calling 800o523o1918.

---------------------------------------------------------------------------------------------------------------------------------
                                                                                             Institutional Class
                                                                                               Year Ended 4/30
---------------------------------------------------------------------------------------------------------------------------------
AGGRESSIVE GROWTH FUND                                                       1999        1998        1997        1996        1995
---------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD

INCOME FROM INVESTMENT OPERATIONS
Net investment income
Net realized and unrealized gain on investments
Total from investment operations

LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income
Distributions from net realized gain on investments
Total dividends and distributions

NET ASSET VALUE, END OF PERIOD

TOTAL RETURN

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
        prior to expense limitation
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
        prior to expense limitation
Portfolio turnover
---------------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Fund's financial performance. All "per share" information reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request by calling 800o523o1918.



---------------------------------------------------------------------------------------------------------------------------------
                                                                                             Institutional Class
                                                                                               Year Ended 4/30
---------------------------------------------------------------------------------------------------------------------------------
GROWTH STOCK FUND                                                            1999        1998        1997        1996        1995
---------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD

INCOME FROM INVESTMENT OPERATIONS
Net investment income
Net realized and unrealized gain on investments
Total from investment operations

LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income
Distributions from net realized gain on investments
Total dividends and distributions

NET ASSET VALUE, END OF PERIOD

TOTAL RETURN

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
        prior to expense limitation
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
        prior to expense limitation
Portfolio turnover
---------------------------------------------------------------------------------------------------------------------------------

(1) Per share information for the years ended November 30, 1996, 1997 and 1998 was based on the average shares outstanding method.
(2) Total return reflects expense limitations in effect for the Fund.

HOW TO READ THE FINANCIAL HIGHLIGHTS

NET INVESTMENT INCOME
Net investment income includes dividend and interest income earned from the Fund's securities; it is after expenses have been deducted.

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

A realized gain on investments occurs when we sell an investment at a profit, while a realized loss on investments occurs when we sell an investment at a loss. When an investment increases or decreases in value but we do not sell it, we record an unrealized gain or loss. The amount of realized gain per share that we pay to shareholders is listed under "Less dividends and distributions-Distributions from net realized gain on investments."

NET ASSET VALUE (NAV)
This is the value of a mutual fund share, calculated by dividing the net assets by the number of shares outstanding.

TOTAL RETURN
This represents the rate that an investor would have earned or lost on an investment in the Fund. In calculating this figure for the financial highlights table, we include fee waivers, exclude front-end and contingent deferred sales charges, and assume the shareholder has reinvested all dividends and realized gains.

NET ASSETS
Net assets represent the total value of all the assets in the Fund's portfolio, less any liabilities, that are attributable to that class of the Fund.

RATIO OF EXPENSES TO AVERAGE NET ASSETS
The expense ratio is the percentage of net assets that a fund pays annually for operating expenses and management fees. These expenses include accounting and administration expenses, services for shareholders, and similar expenses.

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS
We determine this ratio by dividing net investment income by average net assets.

PORTFOLIO TURNOVER RATE
This figure tells you the amount of trading activity in a fund's portfolio. For example, a fund with a 50% turnover has bought and sold half of the value of its total investment portfolio during the stated period.

[BEGIN GLOSSARY RUNS ALONG THE BOTTOM OF THE PAGES]

GLOSSARY

AMORTIZED COST
Amortized cost is a method used to value a fixed income security that starts with the face value of the security and then adds or subtracts from that value depending on whether the purchase price was greater or less than the value of the security at maturity. The amount greater or less than the par value is divided equally over the time remaining until maturity.

AVERAGE MATURITY
An average of when the individual bonds and other debt securities held in a portfolio will mature.

BOND
A debt security, like an IOU, issued by a company, municipality or government agency. In return for lending money to the issuer, a bond buyer generally receives fixed periodic interest payments and repayment of the loan amount on a specified maturity date. A bond's price changes prior to maturity and is inversely related to current interest rates. When interest rates rise, bond prices fall, and when interest rates fall, bond prices rise. See also Nationally recognized statistical rating organization.

BOND RATINGS
Independent evaluations of creditworthiness, ranging from Aaa/AAA (highest quality) to D (lowest quality). Bonds rated Baa/BBB or better are considered investment grade. Bonds rated Ba/BB or lower are commonly known as junk bonds. See also Nationally recognized statistical rating organization. See also Nationally recognized statistical rating organization.

CAPITAL
The amount of money you invest.

CAPITAL APPRECIATION
An increase in the value of an investment.

CAPITAL GAINS DISTRIBUTIONS
Payments to mutual fund shareholders of profits (realized gains) from the sale of a fund's portfolio securities. Usually paid once a year; may be either short-term gains or long-term gains.

COMPOUNDING
Earnings on an investment's previous earnings.

CONSUMER PRICE INDEX (CPI)
Measurement of U.S. inflation; represents the price of a basket of commonly purchased goods.

CORPORATE BOND
A debt security issued by a corporation. See bond.

COST BASIS
The original purchase price of an investment, used in determining capital gains and losses.

DEPRECIATION
A decline in an investment's value.

DIVERSIFICATION
The process of spreading investments among a number of different securities, asset classes or investment styles to reduce the risks of investing.

DIVIDEND DISTRIBUTION
Payments to mutual fund shareholders of dividends passed along from the fund's portfolio of securities.

DIVIDEND DISTRIBUTION
Payments to mutual fund shareholders of dividends passed along from the fund's portfolio of securities.

DURATION
A measurement of a fixed-income investment's price volatility. The larger the number, the greater the likely price change for a given change in interest rates.

EXPENSE RATIO
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices, staff, equipment and expenses related to maintaining the fund's portfolio of securities and distributing its shares. They are paid from the fund's assets before any earnings are distributed to shareholders.

FINANCIAL ADVISER
Financial professional (e.g., broker, banker, accountant, planner or insurance agent) who analyzes clients' finances and prepares personalized programs to meet objectives.

FIXED-INCOME SECURITIES
With fixed-income securities, the money you originally invested is paid back at a pre-specified maturity date. These securities, which include government, corporate or municipal bonds, as well as money market securities, typically pay a fixed rate of return (often referred to as interest). See Bonds.

INFLATION
The increase in the cost of goods and services over time. U.S. inflation is frequently measured by changes in the Consumer Price Index (CPI).

INVESTMENT GOAL
The objective, such as long-term capital growth or high current income, that a mutual fund pursues.

MANAGEMENT FEE
The amount paid by a mutual fund to the investment adviser for management services, expressed as an annual percentage of the fund' s average daily net assets.

MARKET CAPITALIZATION
The value of a corporation determined by multiplying the current market price of a share of common stock by the number of shares held by shareholders. A corporation with one million shares outstanding and the market price per share of $10 has a market capitalization of $10 million.

MATURITY
The length of time until a bond issuer must repay the underlying loan principal to bondholders.

NATIONAL ASSOCIATION OF SECURITIES DEALERS (NASD)
A self-regulating organization, consisting of brokerage firms (including distributors of mutual funds), that is responsible for overseeing the actions of its members.

NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATION (NRSRO)
A company that assesses the credit quality of bonds, commercial paper, preferred and common stocks and municipal short-term issues, rating the probability that the issuer of the debt will meet the scheduled interest payments and repay the principal. Ratings are published by such companies as Moody's Investors Service (Moody's), Standard & Poor's Corporation (S&P), Duff & Phelps, Inc. (Duff), and Fitch Investor Services, Inc. (Fitch).

NET ASSET VALUE (NAV)
The daily dollar value of one mutual fund share. Equal to a fund's net assets divided by the number of shares outstanding.

PREFERRED STOCK
Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stocks also often pays dividends at a fixed rate and is sometimes convertible into common stock.

PRICE/EARNINGS RATIO
A measure of a stock's value calculated by dividing the current market price of a share of stock by its annual earnings per share. A stock selling for $100 per share with annual earnings per share of $5 has a P/E of 20.

PRINCIPAL
Amount of money you invest (also called capital). Also refers to a bond's original face value, due to be repaid at maturity.

PROSPECTUS
The official offering document that describes a mutual fund, containing information required by the SEC, such as investment objectives, policies, services and fees.

REDEEM
To cash in your shares by selling them back to the mutual fund.

RISK
Generally defined as variability of value; also credit risk, inflation risk, currency and interest rate risk. Different investments involve different types and degrees of risk.

S&P 500 INDEX
The Standard & Poor's 500 Composite Stock Index; an unmanaged index of 500 widely held common stocks that is often used to represent performance of the U.S. stock market.

SALES CHARGE
Charge on the purchase or redemption of fund shares sold through financial advisers. May vary with the amount invested. Typically used to compensate advisers for advice and service provided.

SEC (SECURITIES AND EXCHANGE COMMISSION)
Federal agency established by Congress to administer the laws governing the securities industry, including mutual fund companies.

SHARE CLASSES
Different classifications of shares; mutual fund share classes offer a variety of sales charge choices.

SIGNATURE GUARANTEE
Certification by a bank, brokerage firm or other financial institution that a customer's signature is valid; signature guarantees can be provided by members of the STAMP program.

STANDARD DEVIATION
A measure of an investment's volatility; for mutual funds, measures how much a fund's total return has typically varied from its historical average.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The document serving as "Part B" of a fund's prospectus that provides more detailed information about the fund's organization, investments, policies and risks.

STOCK
An investment that represents a share of ownership (equity) in a corporation. Stocks are often referred to as "equities."

TOTAL RETURN
An investment performance measurement, expressed as a percentage, based on the combined earnings from dividends, capital gains and change in price over a given period.

VOLATILITY
The tendency of an investment to go up or down in value by different magnitudes. Investments that generally go up or down in value in relatively small amounts are considered "low volatility" investments, whereas those investments that generally go up or down in value in relatively large amounts are considered "high volatility" investments.

[end glossary]

[BACK COVER]

Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' shareholder reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the report period. You can find more detailed information about the Funds in the current Statement of Additional Information, which we have filed electronically with the Securities and Exchange Commission (SEC) and which is legally a part of this prospectus. If you want a free copy of the Statement of Additional Information, the annual or semi-annual report, or if you have any questions about investing in these funds, you can write to us at 1818 Market Street, Philadelphia, PA 19103-3682, or call toll-free 800o523o1918. You may also obtain additional information about each of the Funds from your financial adviser.

You can find reports and other information about each Fund on the SEC web site (http://www.sec.gov), or you can get copies of this information, after payment of a duplicating fee, by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-6009. Information about the Funds, including their Statement of Additional Information, can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can get information on the public reference room by calling the SEC at 1o800oSECo0330.

WEB SITE
www.delawarefunds.com
---------------------

E-MAIL
service@delinvest.com


CLIENT SERVICES REPRESENTATIVE

800-510-4015

DELAPHONE SERVICE

800-362-FUND (800-362-3863)

For convenient access to account information or current performance information on all Delaware Investments Funds seven days a week, 24 hours a day, use this Touch-Tone service.

Investment Company Act file number: 811-4547



                                    DELAWARE
                                   INVESTMENTS
                                   -----------
                              Philadelphia * London

                                    DELAWARE
                                   INVESTMENTS
                                   -----------
                              Philadelphia * London

                            TAX-EFFICIENT EQUITY FUND




                           Class A o Class B o Class C



                                   PROSPECTUS
                                  July 00, 1999

                             GROWTH OF CAPITAL FUND


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of this prospectus, and any representation to the contrary is a criminal offense.

Table of contents

FUND PROFILES                                               PAGE 1
Tax-Efficient Equity Fund

HOW WE MANAGE THE FUND                                      PAGE
Our investment strategies
The securities we typically invest in
The risks of investing in the Fund

WHO MANAGES THE FUND                                        PAGE
Investment manager
Portfolio managers
Fund administration (Who's who)

ABOUT YOUR ACCOUNT                                          PAGE
Investing in the Fund
      Choosing a share class
      How to reduce your sales charge
      How to buy shares
      Retirement plans
      How to redeem shares
      Account minimums
      Special services
Dividends, Distributions and Taxes


CERTAIN MANAGEMENT CONSIDERATIONS                           PAGE

FINANCIAL HIGHLIGHTS                                        PAGE

PROFILE: TAX-EFFICIENT EQUITY FUND

WHAT ARE THE FUND'S GOALS?
Tax-Efficient Equity Fund seeks high total return on an after-tax basis for taxable investors. Although the Fund will strive to achieve its goal, there is no assurance that it will.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?
We invest primarily in common stocks. We strive to manage the portfolio so that we minimize dividend income and defer the realization of accrued capital gains. Our goal with this strategy is to minimize distributions that would be taxable for shareholders.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The price of Fund shares will increase and decrease according to changes in the value of the Fund's investments. This Fund will be particularly affected by changes in stock prices, which tend to fluctuate more than bond prices. Stock prices may be negatively affected by declines in the stock market or poor performance in specific industries or companies. For a more complete discussion of risk, please turn to page ___.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

WHO SHOULD INVEST IN THE FUND
o    Investors in high tax brackets.
o Investors with long-term financial goals such as retirement or education financing.
o    Investors seeking an investment primarily in common stocks.

WHO SHOULD NOT INVEST IN THE FUND
o    Investors with short-term financial goals.
o Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly over the short term.
o Investors whose assets are tax-exempt or tax-deferred, including assets in an IRA or a qualified retirement plan.


You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial adviser to determine whether it is an appropriate choice for you.

HOW HAS TAX-EFFICIENT EQUITY FUND PERFORMED?

This bar chart and table can help you evaluate the risks of investing in the Fund. We show how returns for the Fund's Class A shares have varied over the past calendar year, as well as the average annual returns of all shares for the one-year period and since inception. The Fund's past performance is not necessarily an indication of how it will perform in the future. The returns reflect voluntary expense caps in effect during the periods. The returns would be lower without the voluntary caps.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN (CLASS A)] YEAR-BY-YEAR TOTAL RETURN

-------
1998
-------
0.00%
-------


The Fund's Class A shares had a 0.00% fiscal year-to-date return as of April 30, 1999. During the periods illustrated in this bar chart, Class A's highest return was 00.00% for the quarter ended _________ and its lowest return was 0.00% for the quarter ended ______________.

The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the total returns above. If this fee were included, the returns would be less than those shown. The average annual returns shown in the table on page __ do include the sales charge.

HOW HAS TAX-EFFICIENT EQUITY FUND PERFORMED? (CONTINUED)

                             AVERAGE ANNUAL RETURNS FOR PERIODS ENDING 12/31/98

-------------------------------------------------------------------------------------------------------------
CLASS              A                        B                        C                       S&P 500 INDEX
-------------------------------------------------------------------------------------------------------------
                                            (IF REDEEMED)*           (IF REDEEMED)*
-------------------------------------------------------------------------------------------------------------
                   (INCEPTION 6/27/97)      (INCEPTION 6/27/97)      (INCEPTION 6/27/97)
-------------------------------------------------------------------------------------------------------------
1 year             0.00%                    0.00%                    0.00%                   0.00%
-------------------------------------------------------------------------------------------------------------
Lifetime           0.00%                    0.00%                    0.00%                   0.00%
-------------------------------------------------------------------------------------------------------------

The Fund's returns are compared to the performance of the S&P 500 Index. You should remember that unlike the Fund, the index is unmanaged and doesn't reflect the costs of operating a mutual fund, such as the costs of buying, selling and holding the securities.

* If redeemed at end of period shown. If shares were not redeemed, the returns for Class B would be 0.00% and 0.00%, respectively, for the one-year and lifetime periods. Returns for Class C would be 0.00% and 00.00%, respectively, for the one-year and lifetime periods.

-----------------------------------------------------------------------------------------------------------------------------------
WHAT ARE TAX-EFFICIENT EQUITY FUND'S FEES AND EXPENSES?                 CLASS                                A        B        C
Sales charges are fees paid directly from your investments when you     -----------------------------------------------------------
buy or sell shares of the Fund. The Fund may waive or reduce sales      Maximum sales charge (load)
charges; please see the Statement of Additional Information for         imposed on purchases as a
details.                                                                percentage of offering price        5.75%     none     none
                                                                        -----------------------------------------------------------
                                                                        Maximum contingent deferred sales
                                                                        charge (load) as a percentage of
                                                                        original purchase price or
                                                                        Redemption price, whichever is      none(1)   5%(2)   1%(3)
                                                                        lower
                                                                        -----------------------------------------------------------
                                                                        Maximum sales charge (load)
                                                                        imposed on reinvested dividends
                                                                                                            none      none     none
                                                                        -----------------------------------------------------------
                                                                        Redemption fees                     none      none     none
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES are deducted from the Fund's assets      CLASS                                A         B       C
before it pays dividends and before its net asset value and total       -----------------------------------------------------------
return are calculated.  We will not charge you separately for these     Management fees(4)                  0.00%     0.00%   0.00%
expenses.  The expenses shown opposite are based on amounts incurred    -----------------------------------------------------------
during the Fund's most recent fiscal year and do not reflect the        Distribution and service (12b-1)    0.30%(7)  1.00%   1.00%
voluntary waiver of fees by the investment manager and distributor as   fees
discussed below.                                                        -----------------------------------------------------------
                                                                        Other expenses                      0.00%     0.00%   0.00%
                                                                        -----------------------------------------------------------
                                                                        Total operating expenses*           0.00%     0.00%   0.00%
                                                                        -----------------------------------------------------------
*ACTUAL TOTAL OPERATING EXPENSES The investment manager has agreed      Actual total operating expenses     1.25%     2.20%   2.20%
 to waive fees and pay expenses through [June 30, 1999], in order to prevent total operating expenses (excluding any 12b-1 expenses, taxes, interest, brokerage fees and extraordinary expenses) from exceeding 1.20% of average daily net assets.(8) The actual total operating expenses shown opposite are based on amounts incurred during the Fund's most recent fiscal year and reflect these voluntary waivers.
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
This example is intended to help you         CLASS(6)       A                B             B              C           C
compare the cost of investing in the                                                      (no                         (no
Fund to the cost of investing in other                                                    redemption)                 redemption)
mutual funds with similar investment         --------------------------------------------------------------------------------------
objectives. We show the cumulative           1 year              $000            $000           $000          $000        $000
amount of Fund expenses on a                 --------------------------------------------------------------------------------------
hypothetical investment of $10,000           3 years           $0,000          $0,000         $0,000        $0,000      $0,000
with an annual 5% return over the time       --------------------------------------------------------------------------------------
shown. (5)This is an example only, and       5 years           $0,000          $0,000         $0,000        $0,000      $0,000
does not represent future expenses,          --------------------------------------------------------------------------------------
which may be greater or less than            10 years          $0,000          $0,000         $0,000        $0,000      $0,000
those shown here.

-----------------------------------------------------------------------------------------------------------------------------------

1. A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial adviser who is paid a commission, a contingent deferred sales charge will apply to certain redemptions. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the prospectus if they are available.

2. If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 5%, which declines to 4% during the second year, 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year, and 0% thereafter.
3. Class C shares redeemed within one year of purchase are subject to a 1% contingent deferred sales charge.
4. Beginning April 1, 1999, a new management fee schedule became effective. The fee table has been restated to reflect this new schedule.
5. The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show.
6. The Class B example reflects the conversion of Class B shares to Class A Shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A Shares. This example does not reflect the investment manager's voluntary expense cap.
7. The distributor has elected voluntarily to waive its right to receive 12b-1 Plan fees from Class A shares so that 12b-1 Plan expenses for the Class do not exceed 0.25% for the period from February 1, 1998 through [ ].
8. The manager's voluntary commitments of waiver and payment have varied over the life of the Fund.

HOW WE MANAGE THE FUND

OUR INVESTMENT STRATEGIES
We research individual companies and analyze economic and market conditions, seeking to identify the securities or market sectors that we think are the best investments for Tax-Efficient Equity Fund. Following are descriptions of how the portfolio manager pursues the Fund's investment goals.

We take a disciplined approach to investing, combining investment strategies and risk management techniques that can help shareholders meet their goals.

TAX-EFFICIENT EQUITY FUND
Tax-Efficient Equity Fund invests the majority of its assets in common stocks. This Fund uses a tax-efficient management strategy, with a goal of providing a high after-tax total return for investors with assets that are subject to current taxes.

We invest primarily in common stocks that we believe have the potential for price appreciation over time. Generally, at least 65% of the Fund's assets will be in common stocks. At least 90% of the Fund's assets will be in a mix of common stocks, securities that are convertible into common stocks or in instruments whose returns depend on common stock prices.

STOCK SELECTION STRATEGY
In selecting stocks for Tax-Efficient Equity Fund, we consider factors such as:
o whether the stock appears over- or under-valued based on its price/earnings ratio compared to other stocks in the market;
o how stable the company's earnings growth has been in the past;
o the company's potential for strong positive cash flow;
o the potential for positive fundamental changes in the company's business; and,
o whether there is appreciation potential that results from the company being misunderstood or under-researched by Wall Street analysts.

TAX MANAGEMENT STRATEGY
Most mutual funds buy and sell securities throughout the year and consequently accumulate realized capital gains. Typically, these gains are distributed to shareholders at the end of the year. If your mutual fund account is not tax-exempt or tax-deferred, you have to pay current taxes on those gains. As a result of taxable distributions, the after-tax return on your taxable investments may be substantially lower than your pre-tax return.

We employ investment strategies that aim to minimize taxable distributions for shareholders. Though some realization of capital gains will probably be inevitable, our goal is to minimize gains or postpone them as long as possible. Shareholders could be subject to taxes if they have a capital gain when they sell shares of the Fund; however, by minimizing taxable distributions, we give shareholders more control of when they will incur taxes. Our strategies include:

o Focusing on common stock with low or no dividend yields so as to minimize distributions of dividend income;
o Keeping portfolio turnover low to avoid realizing capital gains;
o Harvesting tax losses, that is, selling stocks with unrealized losses in order to cancel out realized gains from other stocks;
o Selling shares that qualify for long-term capital gains treatment first if we must sell a stock that has appreciated;
o Selling shares that have the highest cost basis first so as to minimize realized gains if we must sell a stock that has appreciated;
o Using a defensive options strategy to protect the gains on a particular stock from an anticipated decline in the stock market or the individual stock without actually selling that stock. (For more information on this strategy, please see "The securities we invest in" on page x.)

THE SECURITIES WE TYPICALLY INVEST IN
Stocks offer investors the potential for capital appreciation, and may pay dividends as well.

 ----------------------------------------------------- -----------------------------------------------------------------------
        SECURITIES                                                               HOW WE USE THEM
 ----------------------------------------------------- -----------------------------------------------------------------------
                                                                             TAX-EFFICIENT EQUITY FUND

 ----------------------------------------------------- -----------------------------------------------------------------------
 COMMON STOCKS: Securities that represent shares of      Under normal market conditions we will invest at least 65% of
 ownership in a corporation. Stockholders                total assets in common stocks.
 participate in the corporation's profits and
 losses, proportionate to the number of shares they
 own.
 ----------------------------------------------------- -----------------------------------------------------------------------
 CONVERTIBLE SECURITIES: Usually preferred stocks or     We select convertible securities on the basis of the common stock
 corporate bonds that can be exchanged for a set         into which they can be converted, not on the basis of the debt
 number of shares of common stock at a predetermined     ratings of the convertible securities.
 price.
 ----------------------------------------------------- -----------------------------------------------------------------------
 OPTIONS AND FUTURES: Options represent a right to       If we have stocks that have unrealized gains because of past
 buy or sell a security at an agreed upon price at a     appreciation, we would want to protect those gains when we anticipate
 future date. The purchaser of an option may or may      adverse conditions. The traditional strategy for doing this would be
 not choose to go through with the transaction.          to sell the stock and lock in the gains, but that could result in taxable distributions to shareholders, something we strive to avoid.
 Futures contracts are agreements for the purchase       Instead, we might use options or futures to neutralize the effect of
 or sale of securities at a specified price, on a        any price declines, without selling the security.  For example, we
 specified date.  Unlike an option, a futures            might buy a put option giving us the right to sell the stock at a
 contract must be executed unless it is sold before      specific price on a specific date in the future.  If prices then
 the settlement date.                                    fell, our decline would be offset by the gain on the put option. This gain, would be taxable, but presumably, would be less than the gain
 Certain options and futures may be considered to be     if we had sold the stock.  On the other hand, if prices rose, we
 derivative securities.                                  would lose the amount paid for the put option, but we would still own the stock, we could benefit from the appreciation and we would have deferred the realization of the gains and the resulting tax liability for shareholders.

                                                         Use of these strategies can increase the operating costs of the Fund and can lead to loss of principal.

 ----------------------------------------------------- -----------------------------------------------------------------------
 REPURCHASE AGREEMENTS: An agreement between a buyer     Typically, we use repurchase agreements as a short-term investment
 and seller of securities in which the seller agrees     for the Fund's cash position. In order to enter into these repurchase
 to buy the securities back within a specified time      agreements, the Fund must have collateral of at least 102% of the
 at the same price the buyer paid for them, plus an      repurchase price. The Fund may not have more than 15% of its total
 amount equal to an agreed upon interest rate.           assets in repurchase agreements with maturities of over seven days.)
 Repurchase agreements are often viewed as equivalent
 to cash.
 ----------------------------------------------------- -----------------------------------------------------------------------
 FOREIGN SECURITIES AND AMERICAN DEPOSITARY RECEIPTS     We may invest up to 10% of the Fund's total assets directly or
 (ADRS): Securities issued by a foreign entity or        indirectly in securities of foreign issuers.
 certificates issued by a U.S. bank that represent a
 stated number of shares of a foreign corporation
 that the bank holds in its vault. An ADR entitles
 the holder to all dividends and capital gains earned
 by the underlying foreign shares. An ADR is bought
 and sold the same as U.S. securities.
------------------------------------------------------ -----------------------------------------------------------------------

                                       9


 ----------------------------------------------------- -----------------------------------------------------------------------
        SECURITIES                                                               HOW WE USE THEM
 ----------------------------------------------------- -----------------------------------------------------------------------
                                                                             TAX-EFFICIENT EQUITY FUND

 ----------------------------------------------------- -----------------------------------------------------------------------
RESTRICTED SECURITIES: Privately placed securities     We may invest without limitation in privately placed securities that
whose resale is restricted under securities law.       are eligible for resale only among certain institutional buyers without registration. These are commonly known as "Rule 144A
                                                       Securities."
------------------------------------------------------ -----------------------------------------------------------------------
ILLIQUID SECURITIES: Securities that do not have a     We may invest up to 15% of total assets in illiquid securities.
ready market, and cannot be easily sold, if at all,
at approximately the price that the Fund has valued
them.
------------------------------------------------------ -----------------------------------------------------------------------

Tax-Efficient Equity Fund may also invest in other securities including indexed securities, swap agreements and investment company securities. Please see the Statement of Additional Information for descriptions of these securities as well as those listed in the table above.

LENDING SECURITIES
Tax-Efficient Equity Fund may lend up to 25% of its assets to qualified brokers, dealers and investors for their use in security transactions

PURCHASING SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS
Tax-Efficient Equity Fund may buy or sell securities on a when-issued or delayed delivery basis; that is, paying for securities before delivery or taking delivery at a later date.

BORROWING FROM BANKS
The Fund may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions.

PORTFOLIO TURNOVER
We anticipate that the Fund's annual portfolio turnover will be less than 100%. A turnover rate of 100% would occur if the Fund sold and replaced securities valued at 100% of its net assets within one year.

THE RISKS OF INVESTING IN THE FUND
Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Fund you should carefully evaluate the risks. An investment in the Fund typically provides the best results when held for a number of years. The following are the chief risks you assume when investing in Tax-Efficient Equity Fund. Please see the Statement of Additional Information for further discussion of these risks and the other risks not discussed here.

---------------------------------------------------------------------------------------------------------------------------------
                        RISKS                                             HOW WE STRIVE TO MANAGE THEM
---------------------------------------------------------------------------------------------------------------------------------
                                                                            TAX-EFFICIENT EQUITY FUND

---------------------------------------------------------------------------------------------------------------------------------
MARKET RISK is the risk that all or a majority of the       We maintain a long-term investment approach and focus on stocks
securities in a certain market--like the stock or bond      we believe can appreciate over an extended time frame regardless
market--will decline in value because of factors such       of interim market fluctuations. We do not try to predict overall
as economic conditions, future expectations or              stock market movements and do not trade for short-term purposes.
investor confidence.
                                                            We may hold a substantial part of the Fund's assets in cash or cash equivalents as a temporary defensive strategy.
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRY AND SECURITY RISK is the risk that the value       We limit the amount of the Fund's assets invested in any one
of securities in a particular industry or the value         industry and in any individual security. We also follow a
of an individual stock or bond will decline because         rigorous selection process before choosing securities for the
of changing expectations for the performance of that        portfolio.
industry or for the individual company issuing the
stock or bond.
---------------------------------------------------------------------------------------------------------------------------------
FOREIGN RISK is the risk that foreign securities may        We typically invest only a small portion of the Fund's portfolio
be adversely affected by political instability,             in foreign securities. When we do purchase foreign securities,
changes in currency exchange rates, foreign economic        they are often denominated in U.S. dollars. We also tend to
conditions or inadequate regulatory and accounting          avoid markets where we believe accounting principles or the
standards.                                                  regulatory structure are underdeveloped.
---------------------------------------------------------------------------------------------------------------------------------
LIQUIDITY RISK is the possibility that securities           We limit exposure to illiquid securities.
cannot be readily sold, if at all, at approximately the
price that the Fund values them.
---------------------------------------------------------------------------------------------------------------------------------

WHO MANAGES THE FUND

INVESTMENT MANAGER
The Fund is managed by Delaware Management Company, a series of Delaware Management Business Trust which is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. Delaware Management Company makes investment decisions for the Fund, manages the Fund's business affairs and provides daily administrative services. For these services, the manager was 0.00% of average daily net assets for the last fiscal year, reflecting voluntary waivers by the manager.

PORTFOLIO MANAGER
Frank X. Morris has primary responsibility for making day-to-day investment decisions for the Fund. In making investment decisions for the Fund, Mr. Morris regularly consults with Andrea Giles and Christopher Driver.

FRANK X. MORRIS, Vice President/Senior Portfolio Manager
Mr. Morris holds a bachelor's degree in finance from Providence College in Rhode Island and an MBA from Widener University in Pennsylvania. Mr. Morris has been managing institutional equity portfolios at Delaware Investments since 1997. He has 16 years of investment management experience. He came to Delaware Investments from PNC Asset Management where he served as a securities analyst from 1983 to 1991 and portfolio manager from 1991 to 1994. He was subsequently named Director of Equity Research at PNC. He is a past president of the Philadelphia Society of Financial Analysts. Mr. Morris has been a member of the Fund's management team since March 1999.

ANDREA GILES, Research Analyst
Ms. Giles holds a BSAD from the Massachusetts Institute of Technology and an MBA in Finance from Columbia University. Prior to joining Delaware Investments in 1996, she was an account officer in the Leveraged Capital Group with Citibank.

CHRISTOPHER DRIVER, Research Analyst
Mr. Driver holds a BS in Finance from the University of Delaware. Prior to joining Delaware Investments in 1998, he was a Research Analyst in the Equity Value group at Blackrock, Inc. Prior to Blackrock, he was a partner at Cashman Farrell & Associates. Mr. Driver is a CFA charterholder.

WHO'S WHO?

This diagram shows the various organizations involved with managing, administering, and servicing the Delaware Investments funds.

[GRAPHIC OMITTED: DIAGRAM SHOWING THE VARIOUS ORGANIZATIONS INVOLVED WITH MANAGING, ADMINISTERING, AND SERVICING THE DELAWARE INVESTMENTS FUNDS]

                                                          BOARD OF DIRECTORS

INVESTMENT MANAGER                                            THE FUND          CUSTODIAN
Delaware Management Company                                                     The Chase Manhattan Bank
One Commerce Square                                                             4 Chase Metrotech Center
Philadelphia, PA 19103                                                          Brooklyn, NY 11245



PORTFOLIO MANAGERS                  DISTRIBUTOR                          SERVICE AGENT
(see page __ for details)           Delaware Distributors, L.P.          Delaware Service Company, Inc.
                                    1818 Market Street                   1818 Market Street
                                    Philadelphia, PA 19103               Philadelphia, PA 19103

                                                         FINANCIAL ADVISERS

                                                             SHAREHOLDERS

BOARD OF DIRECTORS A mutual fund is governed by a board of directors which has oversight responsibility for the management of the fund's business affairs. Directors establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. At least 40% of the board of directors must be independent of the fund's investment manager or distributor. These independent fund directors, in particular, are advocates for shareholder interests.

INVESTMENT MANAGER An investment manager is a company responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund's prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage of the fund's average daily net assets. The manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

PORTFOLIO MANAGERS Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

CUSTODIAN Mutual funds are legally required to protect their portfolio securities and typically place them with a qualified bank custodian who segregates fund securities from other bank assets.

DISTRIBUTOR Most mutual funds continuously offer new shares to the public through distributors who are regulated as broker-dealers and are subject to National Association of Securities Dealers, Inc. (NASD) rules governing mutual fund sales practices.

SERVICE AGENT Mutual fund companies employ service agents (sometimes called transfer agents) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide customer service to shareholders.

FINANCIAL ADVISERS Financial advisers provide advice to their clients--analyzing their financial objectives and recommending appropriate funds or other investments. Financial advisers are compensated for their services, generally through sales commissions, and through 12b-1 and/or service fees deducted from the fund's assets.

SHAREHOLDERS Like shareholders of other companies, mutual fund shareholders have specific voting rights, including the right to elect directors. Material changes in the terms of a fund's management contract must be approved by a shareholder vote, and funds seeking to change fundamental investment objectives or policies must also seek shareholder approval.

ABOUT YOUR ACCOUNT

INVESTING IN THE FUND
You can choose from a number of share classes for the Fund. Because each share class has a different combination of sales charges, fees, and other features, you should consult your financial adviser to determine which class best suits your investment goals and time frame.

CHOOSING A SHARE CLASS:

CLASS A
o Class A shares have an up-front sales charge of up to 5.75% that you pay when you buy the shares. The offering price for Class A shares includes the front-end sales charge.

o    If you invest $50,000 or more, your front-end sales charge will be reduced

o You may qualify for other reduced sales charges, as described in "How to reduce your sales charge," and under certain circumstances the sales charge may be waived; please see the Statement of Additional Information.

o Class A shares are also subject to an annual 12b-1 fee no greater than 0.30% (currently no more than 0.25%) of average daily net assets, which is lower than the 12b-1 fee for Class B and Class C shares.

o Class A shares generally are not subject to a contingent deferred sales charge unless purchased at net asset value and redeemed within the first two years from the date of purchase.

CLASS A SALES CHARGES


---------------------------------------------------------------------------------------------------------------------------
Amount of purchase                        Sales charge as % of   Sales charge as % of amount    Dealer's commission as % of
                                             offering price                invested                    offering price
---------------------------------------------------------------------------------------------------------------------------
Less than $50,000                         5.75%                  0.00%                         5.00%
---------------------------------------------------------------------------------------------------------------------------
$50,000 but under $100,000                4.75%                  0.00%                         4.00%
---------------------------------------------------------------------------------------------------------------------------
$100,000 but under $250,000               3.75%                  0.00%                         3.00%
---------------------------------------------------------------------------------------------------------------------------
$250,000 but under $500,000               2.50%                  0.00%                         2.00%
---------------------------------------------------------------------------------------------------------------------------
$500,000 but under $1,000,000             2.00%                  0.00%                         1.60%
---------------------------------------------------------------------------------------------------------------------------



As shown below, there is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if your financial adviser is paid a commission on your purchase, you may have to pay a limited contingent deferred sales charge of 1% if you redeem these shares within the first year after your purchase and 0.50% if you redeem them within the second year.

---------------------------------------------------------------------------------------------------------------------------
Amount of purchase                        Sales charge as % of   Sales charge as % of amount   Dealer's commission as % of
                                          offering price         invested                      offering price
---------------------------------------------------------------------------------------------------------------------------
$1 million up to $5 million               none                   none                          1.00%
---------------------------------------------------------------------------------------------------------------------------
            Next $20 million
           Up to $25 million              none                   none                          0.50%
---------------------------------------------------------------------------------------------------------------------------
        Amount over $25 million           none                   none                          0.25%
---------------------------------------------------------------------------------------------------------------------------

CLASS B
o Class B shares have no up-front sales charge, so the full amount of your purchase is invested in the Fund. However, you will pay a contingent deferred sales charge if you redeem your shares within six years after you buy them.

o If you redeem Class B shares during the first year after you buy them, the shares will be subject to a contingent deferred sales charge of 5%. The contingent deferred sales charge is 4% during the second year, 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year, and 0% thereafter.

o Under certain circumstances the contingent deferred sales charge may be waived; please see the Statement of Additional Information.

o For approximately eight years after you buy your Class B shares, they are subject to annual 12b-1 fees no greater than 1% of average daily net assets, of which 0.25% are service fees paid to the distributor, dealers or others for providing services and maintaining accounts.

o Because of the higher 12b-1 fees, Class B shares have higher expenses and any dividends paid on these shares are lower than dividends on Class A shares.

o Approximately eight years after you buy them, Class B shares automatically convert into Class A shares with a 12b-1 fee of no more than 0.30% (currently no more than 0.25%). Conversion may occur as late as three months after the eighth anniversary of purchase, during which time Class B's higher 12b-1 fees apply.

o You may purchase up to $250,000 of Class B shares at any one time. The limitation on maximum purchases varies for retirement plans.

CLASS C
o Class C shares have no up-front sales charge, so the full amount of your purchase is invested in the Fund. However, you will pay a contingent deferred sales charge if you redeem your shares within 12 months after you buy them.

o Under certain circumstances the contingent deferred sales charge may be waived; please see the Statement of Additional Information.

o Class C shares are subject to an annual 12b-1 fee which may not be greater than 1% of average daily net assets, of which 0.25% are service fees paid to the distributor, dealers or others for providing services and maintaining shareholder accounts.

o Because of the higher 12b-1 fees, Class C shares have higher expenses and pay lower dividends than Class A shares.

o Unlike Class B shares, Class C shares do not automatically convert into another class.

o You may purchase any amount less than $1,000,000 of Class C shares at any one time. The limitation on maximum purchases varies for retirement plans.

Each share class of the Fund has adopted a separate 12b-1 plan that allows it to pay distribution fees for the sales and distribution of its shares. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

HOW TO REDUCE YOUR SALES CHARGE
We offer a number of ways to reduce or eliminate the sales charge on shares. Please refer to the Statement of Additional Information for detailed information and eligibility requirements. You can also get additional information from your financial adviser. You or your financial adviser must notify us at the time you purchase shares if you are eligible for any of these programs.


----------------------------------------------------------------------------------------------------------------------------
                  PROGRAM                     HOW IT WORKS                                         SHARE CLASS
                                                                                         A             B                C
---------------------------------------------------------------------------------------------------------------------------
  Letter of Intent                              Through a Letter of Intent you           X        Although the Letter of
                                                agree to invest a certain                         Intent and Rights of
                                                amount in Delaware Investment                     Accumulation do not apply
                                                Funds (except money market                        to the purchase of Class
                                                funds with no sales charge)                       B and C shares, you can
                                                over a 13-month period to                         combine your purchase of
                                                qualify for reduced front-end                     Class A shares with your
                                                sales charges.                                    purchase of B and C
                                                                                                  shares to fulfill your
                                                                                                  Letter of Intent or
                                                                                                  qualify for Rights of
                                                                                                  Accumulation.
---------------------------------------------------------------------------------------------------------------------------
  Rights of accumulation                        You can combine your holdings            X
                                                or purchases of all funds in the
                                                Delaware Investments family
                                                (except money market funds with
                                                no sales charge) as well as the
                                                holdings and purchases of your
                                                spouse and children under 21 to
                                                qualify for reduced front-end
                                                sales charges.
---------------------------------------------------------------------------------------------------------------------------
  Reinvestment of redeemed shares               Up to 12 months after you                X        Not available.
                                                redeem shares, you can reinvest
                                                the proceeds without paying a
                                                front-end sales charge.
---------------------------------------------------------------------------------------------------------------------------
  SIMPLE IRA, SEP IRA, SARSEP, Prototype        These investment plans may               X        There is no reduction in
  Profit Sharing, Pension, 401(k), SIMPLE       qualify for reduced sales                         sales charge for Class B
  401(k), 403(b)(7), and 457 Retirement         charges by combining the                          and Class C shares for
  Plans                                         purchases of all members of the                   group purchases by
                                                group. Members of these groups                    retirement plans.
                                                may also qualify to purchase
                                                shares without a front-end sales
                                                charge and a waiver of any
                                                contingent deferred sales
                                                charges.
---------------------------------------------------------------------------------------------------------------------------

HOW TO BUY SHARES

[GRAPHIC OMITTED: ILLUSTRATION OF A PERSON]

THROUGH YOUR FINANCIAL ADVISER
Your financial adviser can handle all the details of purchasing shares, including opening an account. Your adviser may charge a separate fee for this service.


[GRAPHIC OMITTED: ILLUSTRATION OF AN ENVELOPE]

BY MAIL
Complete an investment slip and mail it with your check, made payable to the fund and class of shares you wish to purchase, to Delaware Investments, 1818 Market Street, Philadelphia, PA 19103-3682. If you are making an initial purchase by mail, you must include a completed investment application (or an appropriate retirement plan application if you are opening a retirement account) with your check.


[GRAPHIC OMITTED: ILLUSTRATION OF A JAGGED LINE]

BY WIRE
Ask your bank to wire the amount you want to invest to First Union Bank, ABA #031201467, Bank Account number 2014 12893 4013. Include your account number and the name of the fund in which you want to invest. If you are making an initial purchase by wire, you must call us so we can assign you an account number.


[GRAPHIC OMITTED: ILLUSTRATION OF AN EXCHANGE SYMBOL]

BY EXCHANGE
You can exchange all or part of your investment in one or more funds in the Delaware Investments family for shares of other funds in the family. Please keep in mind, however, that under most circumstances you are allowed to exchange only between like classes of shares. To open an account by exchange, call the Shareholder Service Center at 800.523.1918.

[GRAPHIC OMITTED: ILLUSTRATION OF A KEYPAD]

THROUGH AUTOMATED SHAREHOLDER SERVICES
You can purchase or exchange shares through Delaphone, our automated telephone service, or through our web site, www.delawarefunds.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800.523.1918.

HOW TO BUY SHARES (continued)

Once you have completed an application, you can open an account with an initial investment of $1,000--and make additional investments at any time for as little as $100. If you are buying shares in an IRA or Roth IRA, under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act; or through an Automatic Investing Plan, the minimum purchase is $250, and you can make additional investments of only $25. The minimum for an Education IRA is $500. The minimums vary for retirement plans other than IRAs, Roth IRAs or Education IRAs.

The price you pay for shares will depend on when we receive your purchase order. If we or an authorized agent receives your order before the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on a business day, you will pay that day's closing share price which is based on the Fund's net asset value. If we receive your order after the close of trading, you will pay the next business day's price. A business day is any day that the New York Stock Exchange is open for business. Currently the Exchange is closed when the following holidays are observed: New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. We reserve the right to reject any purchase order.

We determine the Fund's net asset value (NAV) per share at the close of trading of the New York Stock Exchange each business day that the Exchange is open. We calculate this value by adding the market value of all the securities and assets in the Fund's portfolio, deducting all liabilities, and dividing the resulting number by the number of shares outstanding. The result is the net asset value per share. We price securities and other assets for which market quotations are available at their market value. We price fixed-income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the board of directors. Any fixed-income securities that have a maturity of less than 60 days we price at amortized cost. We price all other securities at their fair market value using a method approved by the board of directors.

RETIREMENT PLANS
In addition to being an appropriate investment for your Individual Retirement Account (IRA), Roth IRA and Education IRA, shares in the Fund may be suitable for group retirement plans. You may establish your IRA account even if you are already a participant in an employer-sponsored retirement plan. For more information on how shares in these Fund can play an important role in your retirement planning or for details about group plans, please consult your financial adviser, or call 800.523.1918.

HOW TO REDEEM SHARES

[GRAPHIC OMITTED: ILLUSTRATION OF A PERSON]

THROUGH YOUR FINANCIAL ADVISER
Your financial adviser can handle all the details of redeeming your shares. Your adviser may charge a separate fee for this service.

[GRAPHIC OMITTED: ILLUSTRATION OF AN ENVELOPE]

BY MAIL
You can redeem your shares (sell them back to the fund) by mail by writing to:
Delaware Investments, 1818 Market Street, Philadelphia, PA 19103-3682. All owners of the account must sign the request, and for redemptions of $50,000 or more, you must include a signature guarantee for each owner. Signature guarantees are also required when redemption proceeds are going to an address other than the address of record on an account.

[GRAPHIC OMITTED: ILLUSTRATION OF A TELEPHONE]

BY TELEPHONE
You can redeem up to $50,000 of your shares by telephone. You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares, you may have the proceeds sent directly to your bank by wire. Bank information must be on file before you request a wire redemption.

[GRAPHIC OMITTED: ILLUSTRATION OF A JAGGED LINE]

BY WIRE
You can redeem $1,000 or more of your shares and have the proceeds deposited directly to your bank account the next business day after we receive your request. If you request a wire deposit, the First Union Bank fee (currently $7.50) will be deducted from your proceeds. Bank information must be on file before you request a wire redemption.

[GRAPHIC OMITTED: ILLUSTRATION OF A KEYPAD]

THROUGH AUTOMATED SHAREHOLDER SERVICES
You can redeem shares through Delaphone, our automated telephone service, or through our web site, www.delawarefunds.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800.523.1918.

HOW TO REDEEM SHARES (continued)

If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly completed request to redeem or exchange shares before the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time), you will receive the net asset value as determined on the business day we receive your request. We will deduct any applicable contingent deferred sales charges. You may also have to pay taxes on the proceeds from your sale of shares. We will send you a check, normally the next business day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

If you are required to pay a contingent deferred sales charge when you redeem your shares, the amount subject to the fee will be based on the shares' net asset value when you purchased them or their net asset value when you redeem them, whichever is less. This arrangement assures that you will not pay a contingent deferred sales charge on any increase in the value of your shares. You also will not pay the charge on any shares acquired by reinvesting dividends or capital gains. If you exchange shares of one fund for shares of another, you do not pay a contingent deferred sales charge at the time of the exchange. If you later redeem those shares, the purchase price for purposes of the contingent deferred sales charge formula will be the price you paid for the original shares--not the exchange price. The redemption price for purposes of this formula will be the NAV of the shares you are actually redeeming.

ACCOUNT MINIMUMS
If you redeem shares and your account balance falls below the required account minimum of $1,000 ($250 for IRAs, Uniform Gift to Minors Act accounts or accounts with automatic investing plans, $500 for Education IRAs) for three or more consecutive months, you will have until the end of the current calendar quarter to raise the balance to the minimum. If your account is not at the minimum by the required time, you will be charged a $9 fee for that quarter and each quarter after that until your account reaches the minimum balance. If your account does not reach the minimum balance, the Fund may redeem your account after 60 days' written notice to you.

SPECIAL SERVICES
To help make investing with us as easy as possible, and to help you build your investments, we offer the following special services.

AUTOMATIC INVESTING PLAN
The Automatic Investing Plan allows you to make regular monthly investments directly from your checking account.

DIRECT DEPOSIT
With Direct Deposit you can make additional investments through payroll deductions, recurring government or private payments such as social security or direct transfers from your bank account.

WEALTH BUILDER OPTION
With the Wealth Builder Option you can arrange automatic monthly exchanges between your shares in one or more Delaware Investments funds. Wealth Builder exchanges are subject to the same rules as regular exchanges (see below) and require a minimum monthly exchange of $100 per fund.

DIVIDEND REINVESTMENT PLAN
Through our Dividend Reinvestment Plan, you can have your distributions reinvested in your account or the same share class in another fund in the Delaware Investments family. The shares that you purchase through the Dividend Reinvestment Plan are not subject to a front-end sales charge or to a contingent deferred sales charge. Under most circumstances, you may reinvest dividends only into like classes of shares.

EXCHANGES
You can exchange all or part of your shares for shares of the same class in another Delaware Investments fund without paying a sales charge and without paying a contingent deferred sales charge at the time of the exchange. However, if you exchange shares from a money market fund that does not have a sales charge you will pay any applicable sales charges on your new shares. When exchanging Class B and Class C shares of one fund for similar shares in other funds, your new shares will be subject to the same contingent deferred sales charge as the shares you originally purchased. The holding period for the CDSC will also remain the same, with the amount of time you held your original shares being credited toward the holding period of your new shares. You don't pay sales charges on shares that you acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the fund's prospectus and read it carefully before buying shares through an exchange.

MONEYLINE(SM) ON DEMAND SERVICE
Through our MoneyLine(SM) On Demand Service, you or your financial adviser may transfer money between your Fund account and your predesignated bank account by telephone request. This service is not available for retirement plans, except for purchases into IRAs. MoneyLine has a minimum transfer of $25 and a maximum transfer of $50,000.

MONEYLINE DIRECT DEPOSIT SERVICE
Through our MoneyLine Direct Deposit Service you can have $25 or more in dividends and distributions deposited directly to your bank account. Delaware Investments does not charge a fee for this service; however, your bank may assess one. This service is not available for retirement plans.

SYSTEMATIC WITHDRAWAL PLAN
Through our Systematic Withdrawal Plan you can arrange a regular monthly or quarterly payment from your account made to you or someone you designate. If the value of your account is $5,000 or more, you can make withdrawals of at least $25 monthly, or $75 quarterly. You may also have your withdrawals deposited directly to your bank account through our MoneyLine Direct Deposit Service.

DIVIDENDS, DISTRIBUTIONS AND TAXES
Dividends and capital gains, if any, are paid annually. We automatically reinvest all dividends and any capital gains, unless you tell us otherwise.

Tax laws are subject to change, so we urge you to consult your tax adviser about your particular tax situation and how it might be affected by current tax law. The tax status of your dividends from the Fund is the same whether you reinvest your dividends or receive them in cash. Distributions from the Fund's long-term capital gains are taxable as capital gains, while distributions from short-term capital gains and net investment income are generally taxable as ordinary income. Any capital gains may be taxable at different rates depending on the length of time the Fund held the assets. In addition, you may be subject to state and local taxes on distributions.

We will send you a statement each year by January 31 detailing the amount and nature of all dividends and capital gains that you were paid for the prior year. Distributions declared in October, November or December but paid in January are taxable as if they were paid in December.

CERTAIN MANAGEMENT CONSIDERATIONS

YEAR 2000
As with other mutual funds, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by their service providers do not properly process and calculate date-related information from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Fund is taking steps to obtain satisfactory assurances that its major service providers are taking steps reasonably designed to address the Year 2000 Problem on the computer systems that the service providers use. However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the business of the Fund. The portfolio managers and investment professionals of the Fund consider Year 2000 compliance in the securities selection and investment process. However, there can be no guarantee that, even with their due diligence efforts, they will be able to predict the affect of Year 2000 on any company or the performance of its securities.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance. All "per share" information reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request by calling 800.523.1918.



                                                                           Tax-Efficient         Tax-Efficient
                                                Tax-Efficient Equity           Equity                Equity
                                                    Fund A Class            Fund B Class          Fund C Class
                                                               6/27/97               6/27/97               6/27/97
                                                               through               through               through
                                                       1999    4/30/98       1999    4/30/98       1998    4/30/98
                                                       ----    -------       ----    -------       ----    -------
  NET ASSET VALUE, BEGINNING OF PERIOD

  Income (loss) from investment
  operations
  Net investment income (loss)
  Net realized and unrealized
        gain (loss) on investments
  Total from investment operations

  LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income
  Distributions from net realized
        gain on investments
  Total dividends and distributions

  NET ASSET VALUE, END OF PERIOD

  TOTAL RETURN(3)

  Ratios and supplemental data
  Net assets, end of period (000 omitted)
  Ratio of expenses to average net assets
  Ratio of expenses to average net assets
        prior to expense limitation
  Ratio of net investment income (loss)
        to average net assets
  Ratio of net investment income (loss)
        to average net assets
        prior to expense limitation
  Portfolio turnover


HOW TO READ THE FINANCIAL HIGHLIGHTS

NET INVESTMENT INCOME
Net investment income includes dividend and interest income earned from the Fund's securities; it is after expenses have been deducted.

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
A realized gain on investments occurs when we sell an investment at a profit, while a realized loss on investments occurs when we sell an investment at a loss. When an investment increases or decreases in value but we do not sell it, we record an unrealized gain or loss. The amount of realized gain per share that we pay to shareholders is listed under "Less dividends and distributions-Distributions from net realized gain on investments."

NET ASSET VALUE (NAV)
This is the value of a mutual fund share, calculated by dividing the net assets by the number of shares outstanding.

TOTAL RETURN
This represents the rate that an investor would have earned or lost on an investment in the Fund. In calculating this figure for the financial highlights table, we include applicable fee waivers, exclude front-end and contingent deferred sales charges, and assume the shareholder has reinvested all dividends and realized gains.

NET ASSETS
Net assets represent the total value of all the assets in the Fund's portfolio, less any liabilities, that are attributable to that class of the Fund.

RATIO OF EXPENSES TO AVERAGE NET ASSETS
The expense ratio is the percentage of net assets that a fund pays annually for operating expenses and management fees. These expenses include accounting and administration expenses, services for shareholders, and similar expenses.

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS
We determine this ratio by dividing net investment income by average net assets.

PORTFOLIO TURNOVER RATE
This figure tells you the amount of trading activity in a fund's portfolio. For example, a fund with a 50% turnover has bought and sold half of the value of its total investment portfolio during the stated period.

[BEGIN GLOSSARY  RUNS ALONG THE BOTTOM OF THE PAGES ]

HOW TO USE THIS GLOSSARY

AMORTIZED COST
Amortized cost is a method used to value a fixed income security that starts with the face value of the security and then adds or subtracts from that value depending on whether the purchase price was greater or less than the value of the security at maturity. The amount greater or less than the par value is divided equally over the time remaining until maturity.

AVERAGE MATURITY
An average of when the individual bonds and other debt securities held in a portfolio will mature.

BOND
A debt security, like an IOU, issued by a company, municipality or government agency. In return for lending money to the issuer, a bond buyer generally receives fixed periodic interest payments and repayment of the loan amount on a specified maturity date. A bond's price changes prior to maturity and is inversely related to current interest rates. When interest rates rise, bond prices fall, and when interest rates fall, bond prices rise.

BOND RATINGS
Independent evaluations of creditworthiness, ranging from Aaa/AAA (highest quality) to D (lowest quality). Bonds rated Baa/BBB or better are considered investment grade. Bonds rated Ba/BB or lower are commonly known as junk bonds. See also Nationally recognized statistical rating organization. See also NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATION.

CAPITAL
The amount of money you invest.

CAPITAL APPRECIATION
An increase in the value of an investment.

CAPITAL GAINS DISTRIBUTIONS
Payments to mutual fund shareholders of profits (realized gains) from the sale of a fund's portfolio securities. Usually paid once a year; may be either short-term gains or long-term gains.

COMMISSION
The fee an investor pays to a financial adviser for investment advice and help in buying or selling mutual funds, stocks, bonds or other securities.

COMPOUNDING
Earnings on an investment's previous earnings.

CONSUMER PRICE INDEX (CPI)
Measurement of U.S. inflation; represents the price of a basket of commonly purchased goods.

CONTINGENT DEFERRED SALES CHARGE (CDSC)
Fee charged by some mutual funds when shares are redeemed (sold back to the fund) within a set number of years; an alternative method for investors to compensate a financial adviser for advice and service, rather than an up-front commission.

CORPORATE BOND
A debt security issued by a corporation. See "bond."

DEPRECIATION
A decline in an investment's value.

DIVERSIFICATION
The process of spreading investments among a number of different securities, asset classes or investment styles to reduce the risks of investing.

DIVIDEND DISTRIBUTION
Payments to mutual fund shareholders of dividends passed along from the fund's portfolio of securities.

DURATION
A measurement of a fixed-income investment's price volatility. The larger the number, the greater the likely price change for a given change in interest rates.

EXPENSE RATIO
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices, staff, equipment and expenses related to maintaining the fund's portfolio of securities and distributing its shares. They are paid from the fund's assets before any earnings are distributed to shareholders.

FINANCIAL ADVISER
Financial professional (e.g., broker, banker, accountant, planner or insurance agent) who analyzes clients' finances and prepares personalized programs to meet objectives.

FIXED-INCOME SECURITIES
With fixed-income securities, the money you originally invested is paid back at a pre-specified maturity date. These securities, which include government, corporate or municipal bonds, as well as money market securities, typically pay a fixed rate of return (often referred to as interest). See BONDS.

INFLATION
The increase in the cost of goods and services over time. U.S. inflation is frequently measured by changes in the Consumer Price Index (CPI).

INVESTMENT GOAL
The objective, such as long-term capital growth or high current income, that a mutual fund pursues.

MANAGEMENT FEE
The amount paid by a mutual fund to the investment adviser for management services, expressed as an annual percentage of the fund's average daily net assets.

MARKET CAPITALIZATION
The value of a corporation determined by multiplying the current market price of a share of common stock by the number of shares held by shareholders. A corporation with one million shares outstanding and the market price per share of $10 has a market capitalization of $10 million.

MATURITY
The length of time until a bond issuer must repay the underlying loan principal to bondholders.

NATIONAL ASSOCIATION OF SECURITIES DEALERS (NASD)
A self-regulating organization, consisting of brokerage firms (including distributors of mutual funds), that is responsible for overseeing the actions of its members.

NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATION  (NRSRO)
A company that assesses the credit quality of bonds, commercial paper, preferred and common stocks and municipal short-term issues, rating the probability that the issuer of the debt will meet the scheduled interest payments and repay the principal. Ratings are published by such companies as Moody's Investors Service

(Moody's), Standard & Poor's Corporation (S&P), Duff & Phelps, Inc. (Duff), and Fitch Investor Services, Inc. (Fitch).

NET ASSET VALUE (NAV)
The daily dollar value of one mutual fund share. Equal to a fund's net assets divided by the number of shares outstanding.

PREFERRED STOCK
Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stocks also often pays dividends at a fixed rate and is sometimes convertible into common stock.

PRICE/EARNINGS RATIO
A measure of a stock's value calculated by dividing the current market price of a share of stock by its annual earnings per share. A stock selling for $100 per share with annual earnings per share of $5 has a P/E of 20.

PRINCIPAL
Amount of money you invest (also called capital). Also refers to a bond's original face value, due to be repaid at maturity.

PROSPECTUS
The official offering document that describes a mutual fund, containing information required by the SEC, such as investment objectives, policies, services and fees.

REDEEM
To cash in your shares by selling them back to the mutual fund.

RISK
Generally defined as variability of value; also credit risk, inflation risk, currency and interest rate risk. Different investments involve different types and degrees of risk.

S&P 500 INDEX
The Standard & Poor's 500 Composite Stock Index; an unmanaged index of 500 widely held common stocks that is often used to represent performance of the U.S. stock market.

SALES CHARGE
Charge on the purchase or redemption of fund shares sold through financial advisers. May vary with the amount invested. Typically used to compensate advisers for advice and service provided.

SEC (SECURITIES AND EXCHANGE COMMISSION)
Federal agency established by Congress to administer the laws governing the securities industry, including mutual fund companies.

SHARE CLASSES
Different classifications of shares; mutual fund share classes offer a variety of sales charge choices.

SIGNATURE GUARANTEE
Certification by a bank, brokerage firm or other financial institution that a customer's signature is valid; signature guarantees can be provided by members of the STAMP program.

STANDARD DEVIATION
A measure of an investment's volatility; for mutual funds, measures how much a fund's total return has typically varied from its historical average.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The document serving as "Part B" of a fund's prospectus that provides more detailed information about the fund's organization, investments, policies and risks.

STOCK
An investment that represents a share of ownership (equity) in a corporation. Stocks are often referred to as "equities."

TOTAL RETURN
An investment performance measurement, expressed as a percentage, based on the combined earnings from dividends, capital gains and change in price over a given period.

UNIFORM GIFT TO MINORS ACT AND UNIFORM TRANSFERS TO MINORS ACT
Federal and state laws that provide a simple way to transfer property to a minor with special tax advantages.

VOLATILITY
The tendency of an investment to go up or down in value by different magnitudes. Investments that generally go up or down in value in relatively small amounts are considered "low volatility" investments, whereas those investments that generally go up or down in value in relatively large amounts are considered "high volatility" investments.

[END GLOSSARY]

[BACK COVER]

ADDITIONAL INFORMATION ABOUT THE FUND

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's shareholder reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the report period. You can find more detailed information about the Fund in the current Statement of Additional Information, which we have filed electronically with the Securities and Exchange Commission (SEC) and which is legally a part of this prospectus. If you want a free copy of the Statement of Additional Information, the annual or semi-annual report, or if you have any questions about investing in these funds, you can write to us at 1818 Market Street, Philadelphia, PA 19103-3682, or call toll-free 800.523.1918. You may also obtain additional information about the Fund from your financial adviser.

You can find reports and other information about the Fund on the SEC web site (http://www.sec.gov), or you can get copies of this information, after payment of a duplicating fee, by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-6009. Information about the Fund, including their Statement of Additional Information, can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can get information on the public reference room by calling the SEC at 1.800.SEC.0330.

WEB SITE
www.delawarefunds.com
---------------------


E-MAIL
service@delinvest.com


SHAREHOLDER SERVICE CENTER

800.523.1918

Call the Shareholder Service Center Monday to Friday, 8 a.m. to 8 p.m. Eastern time:

o    For fund information; literature; price, yield and performance figures.

o For information on existing regular investment accounts and retirement plan accounts including wire investments; wire redemptions; telephone redemptions and telephone exchanges.

DELAPHONE SERVICE

800.362.FUND (800.362.3863)

o For convenient access to account information or current performance information on all Delaware Investments Funds seven days a week, 24 hours a day, use this Touch-Tone(R) service.

Investment Company Act file number: 811-4547

                                    DELAWARE
                                   INVESTMENTS
                                   -----------
                              Philadelphia * London

                              TAX-EFFICIENT EQUITY

                               Institutional Class


                                   PROSPECTUS
                                  July 00, 1999


                             GROWTH OF CAPITAL FUND

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of this prospectus, and any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

FUND PROFILE                                   PAGE 1
Tax-Efficient Equity Fund

HOW WE MANAGE THE FUND                         PAGE
Our investment strategies
The securities we typically invest in
The risks of investing in the Fund

WHO MANAGES THE FUND                           PAGE
Investment manager
Portfolio manager
Fund administration (Who's who)

ABOUT YOUR ACCOUNT                             PAGE
Investing in the Fund
      How to buy shares
      How to redeem shares
      Account minimum
      Exchanges
Dividends, distributions and taxes

CERTAIN MANAGEMENT CONSIDERATIONS              PAGE

FINANCIAL HIGHLIGHTS                           PAGE

PROFILE: TAX-EFFICIENT EQUITY FUND

WHAT ARE THE FUND'S GOALS?
Tax-Efficient Equity Fund seeks high total return on an after-tax basis for taxable investors. Although the Fund will strive to achieve its goal, there is no assurance that it will.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?
We invest primarily in common stocks. We strive to manage the portfolio so that we minimize dividend income and defer the realization of accrued capital gains. Our goal with this strategy is to minimize distributions that would be taxable for shareholders.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The price of Fund shares will increase and decrease according to changes in the value of the Fund's investments. This Fund will be particularly affected by changes in stock prices, which tend to fluctuate more than bond prices. Stock prices may be negatively affected by declines in the stock market or poor performance in specific industries or companies. For a more complete discussion of risk, please turn to page ___.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial adviser to determine whether it is an appropriate choice for you.


WHO SHOULD INVEST IN THE FUND
o Investors in high tax brackets.
o Investors with long-term financial goals such as retirement or education financing.
o Investors seeking an investment primarily in common stocks.

WHO SHOULD NOT INVEST IN THE FUND
o Investors with short-term financial goals.
o Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly over the short term.
o Investors whose assets are tax-exempt or tax-deferred, including assets in an IRA or a qualified retirement plan.

HOW HAS TAX-EFFICIENT EQUITY PERFORMED?

This bar chart and table can help you evaluate the risks of investing in the Fund. . We show how returns for the Fund's Class A shares have varied over the past calendar year, as well as the average annual returns of all shares for the one-year period and since inception. Tax-Efficient Equity Fund's Institutional Class commenced operations on _________. Return information for the Class for the periods prior to the time the Class commenced operations is calculated by taking the performance of Tax-Efficient Equity Fund A Class and eliminating all sales charges that apply to Class A shares. However, for those periods, Class A 12b-1 payments were not eliminated, and performance would have been affected if this adjustment had been made. The Fund's past performance is not necessarily an indication of how it will perform in the future. The returns reflect voluntary expense caps in effect during the periods. The returns would be lower without the voluntary caps.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN (INSTITUTIONAL CLASS)]
YEAR-BY-YEAR TOTAL RETURN
Tax-Efficient Equity Fund Institutional Class

----------------
1998
----------------
0.00%
----------------

The Fund's Institutional Class shares had a 0.00% fiscal year-to-date return as of April 30, 1999. During the periods illustrated in this bar chart, Institutional Class' highest return was 00.00% for the quarter ended _________ and its lowest return was 0.00% for the quarter ended ______________.

HOW HAS TAX-EFFICIENT EQUITY FUND PERFORMED? (CONTINUED)

               AVERAGE ANNUAL RETURNS FOR PERIODS ENDING 12/31/98
------------------------------------------------------------------------
                  TAX-EFFICIENT EQUITY FUND   S&P 500 INDEX
                  INSTITUTIONAL CLASS
------------------------------------------------------------------------

------------------------------------------------------------------------
1year             0.00%                       0.00%
------------------------------------------------------------------------
Since
/  /              0.00%                       0.00%
------------------------------------------------------------------------

The Fund's returns are compared to the performance of the S&P 500 Index. You should remember that unlike the Fund, the index is unmanaged and doesn't reflect the costs of operating a mutual fund, such as the costs of buying, selling and holding the securities.

------------------------------------------------------------------------------------------------------------------------
WHAT ARE TAX-EFFICIENT EQUITY FUND'S FEES AND          Maximum sales charge (load) imposed on purchases          none
EXPENSES? You do not pay SALES CHARGES directly from   as a percentage of offering price
your investments when you buy or sell shares of the    -----------------------------------------------------------------
Institutional Class.                                   Maximum contingent deferred sales charge (load) as        none
                                                       a percentage of original purchase price or redemption
                                                       price, whichever is lower
                                                       -----------------------------------------------------------------
                                                       Maximum sales charge (load) imposed on reinvested         none
                                                       dividends
                                                       Redemption fees                                           none
------------------------------------------------------------------------------------------------------------------------
                                                       Exchange Fees(1)                                          none
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
Annual fund operating expenses are deducted from the    Management fees(2)                                       0.00%
Fund's assets before it pays dividends and before its  -----------------------------------------------------------------
net asset value and total return are calculated. We    Distribution and service (12b-1) fees                      none
will not charge you separately for these expenses.     -----------------------------------------------------------------
The expenses shown opposite are based on amounts       Other expenses                                            0.00%
incurred during the Fund's most recent fiscal year     -----------------------------------------------------------------
and do not reflect the voluntary waiver of fees by     Total operating expenses*                                 0.00%
the investment manager as discussed below.             -----------------------------------------------------------------

*ACTUAL TOTAL OPERATING EXPENSES The investment        Actual total operating expenses                           1.20%
 manager has agreed to waive fees and pay
 expenses through [June 30, 1999], in order to
 prevent total operating expenses (excluding, taxes,
 interest, brokerage fees and extraordinary
 expenses) from exceeding 1.20% of average daily
 net assets.(4) The actual total operating expenses
 shown opposite are based on amounts incurred during
 the Fund's most recent fiscal year and reflect this
 voluntary waiver.
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
This example is intended to help you compare the cost of investing in the Fund to the cost         1 year        $000
of investing in other mutual funds with similar investment objectives.  We show the               ----------------------
cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5%       3 years       $000
return over the time shown.  (3)This is an example only, and does not represent future            ----------------------
expenses, which may be greater or less than those shown here.                                      5 years       $000
                                                                                                  ----------------------
                                                                                                  10 years       $0,000

------------------------------------------------------------------------------------------------------------------------

1. Exchanges are subject to the requirements of each fund in the Delaware Investments family. A front-end sales charge may apply if you exchange your shares into a fund that

2. Beginning April 1, 1999, a new management fee schedule became effective. The fee table has been restated to reflect this new schedule.

3. The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show. This example does not reflect the voluntary expense cap.

4. The manager's voluntary commitments of waiver and payment have varied over the life of the Fund.

HOW WE MANAGE THE FUND

OUR INVESTMENT STRATEGIES
We research individual companies and analyze economic and market conditions, seeking to identify the securities or market sectors that we think are the best investments for Tax-Efficient Equity Fund. Following are descriptions of how the portfolio manager pursues the Fund's investment goals.

We take a disciplined approach to investing, combining investment strategies and risk management techniques that can help shareholders meet their goals.

TAX-EFFICIENT EQUITY FUND
Tax-Efficient Equity Fund invests the majority of its assets in common stocks. This Fund uses a tax-efficient management strategy, with a goal of providing a high after-tax total return for investors with assets that are subject to current taxes.

We invest primarily in common stocks that we believe have the potential for price appreciation over time. Generally, at least 65% of the Fund's assets will be in common stocks. At least 90% of the Fund's assets will be in a mix of common stocks, securities that are convertible into common stocks or in instruments whose returns depend on common stock prices.

STOCK SELECTION STRATEGY
In selecting stocks for Tax-Efficient Equity Fund, we consider factors such as:
o whether the stock appears over- or under-valued based on its price/earnings ratio compared to other stocks in the market;
o how stable the company's earnings growth has been in the past;
o the company's potential for strong positive cash flow; o the potential for positive fundamental changes in the company's business; and,
o whether there is appreciation potential that results from the company being misunderstood or under-researched by Wall Street analysts.

TAX MANAGEMENT STRATEGY
Most mutual funds buy and sell securities throughout the year and consequently accumulate realized capital gains. Typically, these gains are distributed to shareholders at the end of the year. If your mutual fund account is not tax-exempt or tax-deferred, you have to pay current taxes on those gains. As a result of taxable distributions, the after-tax return on your taxable investments may be substantially lower than your pre-tax return.

We employ investment strategies that aim to minimize taxable distributions for shareholders. Though some realization of capital gains will probably be inevitable, our goal is to minimize gains or postpone them as long as possible. Shareholders could be subject to taxes if they have a capital gain when they sell shares of the Fund; however, by minimizing taxable distributions, we give shareholders more control of when they will incur taxes. Our strategies include:

o Focusing on common stock with low or no dividend yields so as to minimize distributions of dividend income;
o Keeping portfolio turnover low to avoid realizing capital gains;
o Harvesting tax losses, that is, selling stocks with unrealized losses in order to cancel out realized gains from other stocks;
o Selling shares that qualify for long-term capital gains treatment first if we must sell a stock that has appreciated;
o Selling shares that have the highest cost basis first so as to minimize realized gains if we must sell a stock that has appreciated;
o Using a defensive options strategy to protect the gains on a particular stock from an anticipated decline in the stock market or the individual stock without actually selling that stock. (For more information on this strategy, please see "The securities we invest in" on page x.)

THE SECURITIES WE TYPICALLY INVEST IN
Stocks offer investors the potential for capital appreciation, and may pay dividends as well.

------------------------------------------------------------------------------------------------------------------------------------
       SECURITIES                                                               HOW WE USE THEM
------------------------------------------------------------------------------------------------------------------------------------
                                                                            TAX-EFFICIENT EQUITY FUND
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS: Securities that represent shares of       Under normal market conditions we will invest at least 65% of
ownership in a corporation. Stockholders                 total assets in common stocks.
participate in the corporation's profits and
losses, proportionate to the number of shares they
own.
------------------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE SECURITIES: Usually preferred stocks or      We select convertible securities on the basis of the common stock
corporate bonds that can be exchanged for a set          into which they can be converted, not on the basis of the debt
number of shares of common stock at a predetermined      ratings of the convertible securities.
price.

------------------------------------------------------------------------------------------------------------------------------------
OPTIONS AND FUTURES: Options represent a right to        If we have stocks that have unrealized gains because of past
buy or sell a security at an agreed upon price at a      appreciation, we would want to protect those gains when we anticipate
future date. The purchaser of an option may or may       adverse conditions. The traditional strategy for doing this would be
choose to go through with the transaction.               to sell the stock and lock in the gains, but that could result in taxable distributions to shareholders, something we strive to avoid.
Futures contracts are agreements for the purchase        Instead, we might use options or futures to neutralize the effect of
or sale of securities at a specified price, on a         any price declines, without selling the security. For example, we
specified date.  Unlike an option, a futures             might buy a put option giving us the right to sell the stock at a
contract must be executed unless it is sold before       specific price on a specific date in the future. If prices then
the settlement date.                                     fell, our decline would be offset by the gain on the put option. This gain, would be taxable, but presumably, would be less than the gain
Certain options and futures may be considered to be      if we had sold the stock. On the other hand, if prices rose, we
derivative securities.                                   would lose the amount paid for the put option, but we would still own the stock, we could benefit from the appreciation and we would have deferred the realization of the gains and the resulting tax liability for shareholders.

                                                         Use of these strategies can increase the operating costs of the Fund and can lead to loss of principal.

------------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS: An agreement between a buyer      Typically, we use repurchase agreements as a short-term investment
and seller of securities in which the seller agrees      for the Fund's cash position. In order to enter into these repurchase
to buy the securities back within a specified time       agreements, the Fund must have collateral of at least 102% of the
at the same price the buyer paid for them, plus an       repurchase price. The Fund may not have more than 15% of its total
amount equal to an agreed upon interest rate.            assets in repurchase agreements with maturities of over seven days.)
Repurchase agreements are often viewed as equivalent
to cash.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
       SECURITIES                                                               HOW WE USE THEM
------------------------------------------------------------------------------------------------------------------------------------
                                                                            TAX-EFFICIENT EQUITY FUND
------------------------------------------------------------------------------------------------------------------------------------
FOREIGN SECURITIES AND AMERICAN DEPOSITARY RECEIPTS      We may invest up to 10% of the Fund's total assets directly or
(ADRS): Securities issued by a foreign entity or         indirectly in securities of foreign issuers.
certificates issued by a U.S. bank that represent a
stated number of shares of a foreign corporation
that the bank holds in its vault. An ADR entitles
the holder to all dividends and capital gains earned
by the underlying foreign shares. An ADR is bought
and sold the same as U.S. securities.
------------------------------------------------------------------------------------------------------------------------------------
RESTRICTED SECURITIES: Privately placed securities       We may invest without limitation in privately placed securities that
whose resale is restricted under securities law.         are eligible for resale only among certain institutional buyers without registration. These are commonly known as "Rule 144A
                                                         Securities."
------------------------------------------------------------------------------------------------------------------------------------
ILLIQUID SECURITIES: Securities that do not have a       We may invest up to 15% of total assets in illiquid securities.
ready market, and cannot be easily sold, if at all,
at approximately the price that the Fund has valued
them.
------------------------------------------------------------------------------------------------------------------------------------

Tax-Efficient Equity Fund may also invest in other securities including indexed securities, swap agreements and investment company securities. Please see the Statement of Additional Information for descriptions of these securities as well as those listed in the table above.

LENDING SECURITIES
Tax-Efficient Equity Fund may lend up to 25% of its assets to qualified brokers, dealers and investors for their use in security transactions.

PURCHASING SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS
Tax-Efficient Equity Fund may buy or sell securities on a when-issued or delayed delivery basis; that is, paying for securities before delivery or taking delivery at a later date.

BORROWING FROM BANKS
The Fund may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions.

PORTFOLIO TURNOVER
We anticipate that the Fund's annual portfolio turnover will be less than 100%. A turnover rate of 100% would occur if the Fund sold and replaced securities valued at 100% of its net assets within one year.

THE RISKS OF INVESTING IN THE FUND
Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Fund you should carefully evaluate the risks. An investment in the Fund typically provides the best results when held for a number of years. The following are the chief risks you assume when investing in Tax-Efficient Equity Fund. Please see the Statement of Additional Information for further discussion of these risks and the other risks not discussed here.

------------------------------------------------------------------------------------------------------------------------------------
                        RISKS                                             HOW WE STRIVE TO MANAGE THEM
------------------------------------------------------------------------------------------------------------------------------------
                                                                            TAX-EFFICIENT EQUITY FUND


------------------------------------------------------------------------------------------------------------------------------------
MARKET RISK is the risk that all or a majority of the    We maintain a long-term investment approach and focus on stocks
securities in a certain market--like the stock or bond   we believe can appreciate over an extended time frame regardless
market--will decline in value because of factors such    of interim market fluctuations. We do not try to predict overall
as economic conditions, future expectations or stock     market movements and do not trade for short-term purposes.
investor confidence.
                                                         We may hold a substantial part of the Fund's assets in cash or cash equivalents as a temporary defensive strategy.
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRY AND SECURITY RISK is the risk that the value    We limit the amount of the Fund's assets invested in any one
of securities in a particular industry or the value      industry and in any individual security. We also follow a
of an individual stock or bond will decline because      rigorous selection process before choosing securities for the
of changing expectations for the performance of that     portfolio.
industry or for the individual company issuing the
stock or bond.
------------------------------------------------------------------------------------------------------------------------------------
FOREIGN RISK is the risk that foreign securities may     We typically invest only a small portion of the Fund's portfolio
be adversely affected by political instability,          in foreign securities. When we do purchase foreign securities,
changes in currency exchange rates, foreign economic     they are often denominated in U.S. dollars. We also tend to
conditions or inadequate regulatory and accounting       avoid markets where we believe accounting principles or the
standards.                                               regulatory structure are underdeveloped.
------------------------------------------------------------------------------------------------------------------------------------
LIQUIDITY RISK is the possibility that securities        We limit exposure to illiquid securities.
cannot be readily sold, if at all, at
approximately the price that the Fund
values them.
------------------------------------------------------------------------------------------------------------------------------------

WHO MANAGES THE FUND

INVESTMENT MANAGER
The Fund is managed by Delaware Management Company, a series of Delaware Management Business Trust which is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. Delaware Management Company makes investment decisions for the Fund, manages the Fund's business affairs and provides daily administrative services. For these services, the manager was 0.00% of average daily net assets for the last fiscal year, reflecting voluntary waivers by the manager.

PORTFOLIO MANAGER
Frank X. Morris has primary responsibility for making day-to-day investment decisions for the Fund. In making investment decisions for the Fund, Mr. Morris regularly consults with Andrea Giles and Christopher Driver.

FRANK X. MORRIS, Vice President/Senior Portfolio Manager
Mr. Morris holds a bachelor's degree in finance from Providence College in Rhode Island and an MBA from Widener University in Pennsylvania. Mr. Morris has been managing institutional equity portfolios at Delaware Investments since 1997. He has 16 years of investment management experience. He came to Delaware Investments from PNC Asset Management where he served as a securities analyst from 1983 to 1991 and portfolio manager from 1991 to 1994. He was subsequently named Director of Equity Research at PNC. He is a past president of the Philadelphia Society of Financial Analysts. Mr. Morris has been a member of the Fund's management team since March 1999.

ANDREA GILES, Research Analyst
Ms. Giles holds a BSAD from the Massachusetts Institute of Technology and an MBA in Finance from Columbia University. Prior to joining Delaware Investments in 1996, she was an account officer in the Leveraged Capital Group with Citibank.

CHRISTOPHER DRIVER, Research Analyst
Mr. Driver holds a BS in Finance from the University of Delaware. Prior to joining Delaware Investments in 1998, he was a Research Analyst in the Equity Value group at Blackrock, Inc. Prior to Blackrock, he was a partner at Cashman Farrell & Associates. Mr. Driver is a CFA charterholder.

Who's who?

This diagram shows the various organizations involved with managing, administering, and servicing the Delaware Investments funds.

[GRAPHIC OMITTED: DIAGRAM SHOWING THE VARIOUS ORGANIZATIONS INVOLVED WITH MANAGING, ADMINISTERING, AND SERVICING THE DELAWARE INVESTMENTS FUNDS]

                                                        BOARD OF DIRECTORS

INVESTMENT MANAGER                                           THE FUNDS                  CUSTODIAN
Delaware Management Company                                                             The Chase Manhattan Bank
One Commerce Square                                                                     4 Chase Metrotech Center
Philadelphia, PA 19103                                                                  Brooklyn, NY 11245



PORTFOLIO MANAGER                   DISTRIBUTOR SERVICES                        DISTRIBUTOR
(see page -- for details)           Delaware Service Company, Inc.              Delaware Distributors, L.P.
                                    1818 Market Street                          1818 Market Street
                                    Philadelphia, PA 19103                      Philadelphia, PA 19103


                                                           SHAREHOLDERS

BOARD OF DIRECTORS A mutual fund is governed by a board of directors which has oversight responsibility for the management of the fund's business affairs. Directors establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. At least 40% of the board of directors must be independent of the fund's investment manager or distributor. These independent fund directors, in particular, are advocates for shareholder interests.

INVESTMENT MANAGER An investment manager is a company responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund's prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage of the fund's average daily net assets. The manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

PORTFOLIO MANAGERS Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

CUSTODIAN Mutual funds are legally required to protect their portfolio securities and typically place them with a qualified bank custodian who segregates fund securities from other bank assets.

DISTRIBUTOR Most mutual funds continuously offer new shares to the public through distributors who are regulated as broker-dealers and are subject to National Association of Securities Dealers, Inc. (NASD) rules governing mutual fund sales practices.

SERVICE AGENT Mutual fund companies employ service agents (sometimes called transfer agents) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide customer service to shareholders.

SHAREHOLDERS Like shareholders of other companies, mutual fund shareholders have specific voting rights, including the right to elect directors. Material changes in the terms of a fund's management contract must be approved by a shareholder vote, and funds seeking to change fundamental investment objectives or policies must also seek shareholder approval.

ABOUT YOUR ACCOUNT
---------------------

INVESTING IN THE FUND

o Institutional Class shares are available for purchase only by the following:

o retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts from such plans

o tax-exempt employee benefit plans of the manager or its affiliates and securities dealer firms with a selling agreement with the distributor

o institutional advisory accounts of the manager, or its affiliates and those having client relationships with Delaware Investment Advisers, an affiliate of the manager, or its affiliates and their corporate sponsors, as well as subsidiaries and related employee benefit plans and rollover individual retirement accounts from such institutional advisory accounts

o a bank, trust company and similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing shares of the Class, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee

o registered investment advisers investing on behalf of clients that consist solely of institutions and high net-worth individuals having at least $1,000,000 entrusted to the adviser for investment purposes, but only if the adviser is not affiliated or associated with a broker or dealer and derives compensation for its services exclusively from its clients for such advisory services

HOW TO BUY SHARES

[GRAPHIC OMITTED: ILLUSTRATION OF AN ENVELOPE]

BY MAIL
Complete an investment slip and mail it with your check, made payable to the fund and class of shares you wish to purchase, to Delaware Investments, 1818 Market Street, Philadelphia, PA 19103-3682. If you are making an initial purchase by mail, you must include a completed investment application (or an appropriate retirement plan application if you are opening a retirement account) with your check.

[GRAPHIC OMITTED: ILLUSTRATION OF A JAGGED LINE]

BY WIRE
Ask your bank to wire the amount you want to invest to First Union Bank, ABA #031201467, Bank Account number 2014128934013. Include your account number and the name of the fund in which you want to invest. If you are making an initial purchase by wire, you must call us at 800-510-4015 so we can assign you an account number.

[GRAPHIC OMITTED: ILLUSTRATION OF AN EXCHANGE SYMBOL]

BY EXCHANGE
You can exchange all or part of your investment in one or more funds in the Delaware Investments family for shares of other funds in the family. Please keep in mind, however, that you may not exchange your shares for Class B or Class C shares. To open an account by exchange, call your Client Services Representative at 800-510-4015.

[GRAPHIC OMITTED: ILLUSTRATION OF A PERSON]

THROUGH YOUR FINANCIAL ADVISER
Your financial adviser can handle all the details of purchasing shares, including opening an account. Your adviser may charge a separate fee for this service.

The price you pay for shares will depend on when we receive your purchase order. If we or an authorized agent receives your order before the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on a business day, you will pay that day's closing share price which is based on the Fund's net asset value. If we receive your order after the close of trading, you will pay the next business day's price. A business day is any day that the New York Stock Exchange is open for business. Currently, the Exchange is closed when the following holidays are observed: New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. We reserve the right to reject any purchase order.

We determine the Funds' net asset value (NAV) per share at the close of trading of the New York Stock Exchange each business day that the Exchange is open. We calculate this value by adding the market value of all the securities and assets in the Fund's portfolio, deducting all liabilities, and dividing the resulting number by the number of shares outstanding. The result is the net asset value per share. We price securities and other assets for which market quotations are available at their market value. We price fixed-income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the board of directors. Any fixed-income securities that have a maturity of less than 60 days we price at amortized cost. We price all other securities at their fair market value using a method approved by the board of directors.

HOW TO REDEEM SHARES

[GRAPHIC OMITTED: ILLUSTRATION OF AN ENVELOPE]

BY MAIL
You can redeem your shares (sell them back to the fund) by mail by writing to:
Delaware Investments, 1818 Market Street, Philadelphia, PA 19103-3682. All owners of the account must sign the request, and for redemptions of $50,000 or more, you must include a signature guarantee for each owner. You can also fax your written request to 215-255-8864. Signature guarantees are also required when redemption proceeds are going to an address other than the address of record on an account.

[GRAPHIC OMITTED: ILLUSTRATION OF A TELEPHONE]

BY TELEPHONE
You can redeem up to $50,000 of your shares by telephone. You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares, you may have the proceeds sent directly to your bank by wire. Bank information must be on file before you request a wire redemption.

[GRAPHIC OMITTED: ILLUSTRATION OF A JAGGED LINE]

BY WIRE
You can redeem $1,000 or more of your shares and have the proceeds deposited directly to your bank account the next business day after we receive your request. Bank information must be on file before you request a wire redemption.

[GRAPHIC OMITTED: ILLUSTRATION OF A PERSON]

THROUGH YOUR FINANCIAL ADVISER
Your financial adviser can handle all the details of redeeming your shares. Your adviser may charge a separate fee for this service.

If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly completed request to redeem or exchange shares before the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time), you will receive the net asset value as determined on the business day we receive your request. We will send you a check, normally the next business day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

ACCOUNT MINIMUM
If you redeem shares and your account balance falls below $250, the Fund may redeem your account after 60 days' written notice to you.

EXCHANGES
You can exchange all or part of your shares for shares of the same class in another Delaware Investments fund. If you exchange shares to a fund that has a sales charge you will pay any applicable sales charges on your new shares. You don't pay sales charges on shares that are acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the fund's prospectus and read it carefully before buying shares through an exchange. You may not exchange your shares for Class B and Class C shares of the funds in the Delaware Investments family.


DIVIDENDS, DISTRIBUTIONS AND TAXES
Dividends and capital gains, if any, are paid annually. We automatically reinvest all dividends and any capital gains.

Tax laws are subject to change, so we urge you to consult your tax adviser about your particular tax situation and how it might be affected by current tax law. The tax status of your dividends from these Funds is the same whether you reinvest your dividends or receive them in cash. Distributions from a Fund's long-term capital gains are taxable as capital gains, while distributions from short-term capital gains and net investment income are generally taxable as ordinary income. Any capital gains may be taxable at different rates depending on the length of time the Fund held the assets. In addition, you may be subject to state and local taxes on distributions.

We will send you a statement each year by January 31 detailing the amount and nature of all dividends and capital gains that you were paid for the prior year. Distributions declared in October, November or December but paid in January are taxable as if they were paid in December.

CERTAIN MANAGEMENT CONSIDERATIONS

YEAR 2000
As with other mutual funds, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by their service providers do not properly process and calculate date-related information from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Fund is taking steps to obtain satisfactory assurances that its major service providers are taking steps reasonably designed to address the Year 2000 Problem on the computer systems that the service providers use. However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the business of the Fund. The portfolio managers and investment professionals of the Fund consider Year 2000 compliance in the securities selection and investment process. However, there can be no guarantee that, even with their due diligence efforts, they will be able to predict the affect of Year 2000 on any company or the performance of its securities.

FINANCIAL HIGHLIGHTS
The financial highlights table is intended to help you understand the Fund's financial performance. All "per share" information reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request by calling 800.523.1918.

----------------------------------------------------------------------------------------
                                                                    Institutional Class
                                                                     Year Ended 4/30
                                                                   ---------------------
TAX-EFFICIENT EQUITY FUND                                           1999            1998
----------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD

INCOME FROM INVESTMENT OPERATIONS
Net investment income
Net realized and unrealized gain on investments
Total from investment operations

LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income
Distributions from net realized gain on investments
Total dividends and distributions

NET ASSET VALUE, END OF PERIOD

TOTAL RETURN

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
     prior to expense limitation
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
     prior to expense limitation
Portfolio turnover
----------------------------------------------------------------------------------------

HOW TO READ THE FINANCIAL HIGHLIGHTS

NET INVESTMENT INCOME
Net investment income includes dividend and interest income earned from the Fund's securities; it is after expenses have been deducted.

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

A realized gain on investments occurs when we sell an investment at a profit, while a realized loss on investments occurs when we sell an investment at a loss. When an investment increases or decreases in value but we do not sell it, we record an unrealized gain or loss. The amount of realized gain per share that we pay to shareholders is listed under "Less dividends and distributions-Distributions from net realized gain on investments."

NET ASSET VALUE (NAV)
This is the value of a mutual fund share, calculated by dividing the net assets by the number of shares outstanding.

TOTAL RETURN
This represents the rate that an investor would have earned or lost on an investment in the Fund. In calculating this figure for the financial highlights table, we include fee waivers, exclude front-end and contingent deferred sales charges, and assume the shareholder has reinvested all dividends and realized gains.

NET ASSETS
Net assets represent the total value of all the assets in the Fund's portfolio, less any liabilities, that are attributable to that class of the Fund.

RATIO OF EXPENSES TO AVERAGE NET ASSETS
The expense ratio is the percentage of net assets that a fund pays annually for operating expenses and management fees. These expenses include accounting and administration expenses, services for shareholders, and similar expenses.

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS
We determine this ratio by dividing net investment income by average net assets.

PORTFOLIO TURNOVER RATE
This figure tells you the amount of trading activity in a fund's portfolio. For example, a fund with a 50% turnover has bought and sold half of the value of its total investment portfolio during the stated period.

[BEGIN GLOSSARY RUNS ALONG THE BOTTOM OF THE PAGES]

GLOSSARY

AMORTIZED COST
Amortized cost is a method used to value a fixed income security that starts with the face value of the security and then adds or subtracts from that value depending on whether the purchase price was greater or less than the value of the security at maturity. The amount greater or less than the par value is divided equally over the time remaining until maturity.

AVERAGE MATURITY
An average of when the individual bonds and other debt securities held in a portfolio will mature.

BOND
A debt security, like an IOU, issued by a company, municipality or government agency. In return for lending money to the issuer, a bond buyer generally receives fixed periodic interest payments and repayment of the loan amount on a specified maturity date. A bond's price changes prior to maturity and is inversely related to current interest rates. When interest rates rise, bond prices fall, and when interest rates fall, bond prices rise. See also Nationally recognized statistical rating organization.

BOND RATINGS
Independent evaluations of creditworthiness, ranging from Aaa/AAA (highest quality) to D (lowest quality). Bonds rated Baa/BBB or better are considered investment grade. Bonds rated Ba/BB or lower are commonly known as junk bonds. See also Nationally recognized statistical rating organization. See also Nationally recognized statistical rating organization.

CAPITAL
The amount of money you invest.

CAPITAL APPRECIATION
An increase in the value of an investment.

CAPITAL GAINS DISTRIBUTIONS
Payments to mutual fund shareholders of profits (realized gains) from the sale of a fund's portfolio securities. Usually paid once a year; may be either short-term gains or long-term gains.

COMPOUNDING
Earnings on an investment's previous earnings.

CONSUMER PRICE INDEX (CPI)
Measurement of U.S. inflation; represents the price of a basket of commonly purchased goods.

CORPORATE BOND
A debt security issued by a corporation. See bond.

COST BASIS
The original purchase price of an investment, used in determining capital gains and losses.

DEPRECIATION
A decline in an investment's value.

DIVERSIFICATION
The process of spreading investments among a number of different securities, asset classes or investment styles to reduce the risks of investing.

DIVIDEND DISTRIBUTION
Payments to mutual fund shareholders of dividends passed along from the fund's portfolio of securities.

DIVIDEND DISTRIBUTION
Payments to mutual fund shareholders of dividends passed along from the fund's portfolio of securities.

DURATION
A measurement of a fixed-income investment's price volatility. The larger the number, the greater the likely price change for a given change in interest rates.

EXPENSE RATIO
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices, staff, equipment and expenses related to maintaining the fund's portfolio of securities and distributing its shares. They are paid from the fund's assets before any earnings are distributed to shareholders.

FINANCIAL ADVISER
Financial professional (e.g., broker, banker, accountant, planner or insurance agent) who analyzes clients' finances and prepares personalized programs to meet objectives.

FIXED-INCOME SECURITIES
With fixed-income securities, the money you originally invested is paid back at a pre-specified maturity date. These securities, which include government, corporate or municipal bonds, as well as money market securities, typically pay a fixed rate of return (often referred to as interest). See Bonds.

INFLATION
The increase in the cost of goods and services over time. U.S. inflation is frequently measured by changes in the Consumer Price Index (CPI).

INVESTMENT GOAL
The objective, such as long-term capital growth or high current income, that a mutual fund pursues.

MANAGEMENT FEE
The amount paid by a mutual fund to the investment adviser for management services, expressed as an annual percentage of the fund' s average daily net assets.

MARKET CAPITALIZATION
The value of a corporation determined by multiplying the current market price of a share of common stock by the number of shares held by shareholders. A corporation with one million shares outstanding and the market price per share of $10 has a market capitalization of $10 million.

MATURITY
The length of time until a bond issuer must repay the underlying loan principal to bondholders.

NATIONAL ASSOCIATION OF SECURITIES DEALERS (NASD)
A self-regulating organization, consisting of brokerage firms (including distributors of mutual funds), that is responsible for overseeing the actions of its members.

NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATION (NRSRO)
A company that assesses the credit quality of bonds, commercial paper, preferred and common stocks and municipal short-term issues, rating the probability that the issuer of the debt will meet the scheduled interest payments and repay the principal. Ratings are published by such companies as Moody's Investors Service (Moody's), Standard & Poor's Corporation (S&P), Duff & Phelps, Inc. (Duff), and Fitch Investor Services, Inc. (Fitch).

NET ASSET VALUE (NAV)
The daily dollar value of one mutual fund share. Equal to a fund's net assets divided by the number of shares outstanding.

PREFERRED STOCK
Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stocks also often pays dividends at a fixed rate and is sometimes convertible into common stock.

PRICE/EARNINGS RATIO
A measure of a stock's value calculated by dividing the current market price of a share of stock by its annual earnings per share. A stock selling for $100 per share with annual earnings per share of $5 has a P/E of 20.

PRINCIPAL
Amount of money you invest (also called capital). Also refers to a bond's original face value, due to be repaid at maturity.

PROSPECTUS
The official offering document that describes a mutual fund, containing information required by the SEC, such as investment objectives, policies, services and fees.

REDEEM
To cash in your shares by selling them back to the mutual fund.

RISK
Generally defined as variability of value; also credit risk, inflation risk, currency and interest rate risk. Different investments involve different types and degrees of risk.

S&P 500 INDEX
The Standard & Poor's 500 Composite Stock Index; an unmanaged index of 500 widely held common stocks that is often used to represent performance of the U.S. stock market.

SALES CHARGE
Charge on the purchase or redemption of fund shares sold through financial advisers. May vary with the amount invested. Typically used to compensate advisers for advice and service provided.

SEC (SECURITIES AND EXCHANGE COMMISSION)
Federal agency established by Congress to administer the laws governing the securities industry, including mutual fund companies.

SHARE CLASSES
Different classifications of shares; mutual fund share classes offer a variety of sales charge choices.

SIGNATURE GUARANTEE
Certification by a bank, brokerage firm or other financial institution that a customer's signature is valid; signature guarantees can be provided by members of the STAMP program.

STANDARD DEVIATION
A measure of an investment's volatility; for mutual funds, measures how much a fund's total return has typically varied from its historical average.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The document serving as "Part B" of a fund's prospectus that provides more detailed information about the fund's organization, investments, policies and risks.

STOCK
An investment that represents a share of ownership (equity) in a corporation. Stocks are often referred to as "equities."

TOTAL RETURN
An investment performance measurement, expressed as a percentage, based on the combined earnings from dividends, capital gains and change in price over a given period.

VOLATILITY
The tendency of an investment to go up or down in value by different magnitudes. Investments that generally go up or down in value in relatively small amounts are considered "low volatility" investments, whereas those investments that generally go up or down in value in relatively large amounts are considered "high volatility" investments.

[end glossary]

[BACK COVER]

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's shareholder reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the report period. You can find more detailed information about the Fund in the current Statement of Additional Information, which we have filed electronically with the Securities and Exchange Commission (SEC) and which is legally a part of this prospectus. If you want a free copy of the Statement of Additional Information, the annual or semi-annual report, or if you have any questions about investing in these funds, you can write to us at 1818 Market Street, Philadelphia, PA 19103-3682, or call toll-free 800.523.1918. You may also obtain additional information about the Fund from your financial adviser.

You can find reports and other information about the Fund on the SEC web site (http://www.sec.gov), or you can get copies of this information, after payment of a duplicating fee, by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-6009. Information about the Fund, including its Statement of Additional Information, can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can get information on the public reference room by calling the SEC at 1.800.SEC.0330.

WEB SITE
www.delawarefunds.com
---------------------

E-MAIL
service@delinvest.com


CLIENT SERVICES REPRESENTATIVE

800-510-4015

DELAPHONE SERVICE

800-362-FUND (800-362-3863)

For convenient access to account information or current performance information on all Delaware Investments Funds seven days a week, 24 hours a day, use this Touch-Tone service.

Investment Company Act file number: 811-4547



                                    DELAWARE
                                   INVESTMENTS
                                   -----------
                              Philadelphia * London

                       STATEMENT OF ADDITIONAL INFORMATION
                                  JULY 00, 1999

                         VOYAGEUR MUTUAL FUNDS III, INC.
                             AGGRESSIVE GROWTH FUND
                                GROWTH STOCK FUND
                            TAX-EFFICIENT EQUITY FUND

                               1818 MARKET STREET
                             PHILADELPHIA, PA 19103

                FOR MORE INFORMATION ABOUT INSTITUTIONAL CLASSES:
                                  800-510-4015

       FOR PROSPECTUS, PERFORMANCE AND INFORMATION ON EXISTING ACCOUNTS OF
               CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES:
                            NATIONWIDE 800-523-1918

                                DEALER SERVICES:
                  (BROKER/DEALERS ONLY) NATIONWIDE 800-362-7500

VOYAGEUR MUTUAL FUNDS III, INC. ("MUTUAL FUNDS III, INC.") IS A
PROFESSIONALLY-MANAGED MUTUAL FUND OF THE SERIES TYPE WHICH CURRENTLY OFFERS THREE SERIES OF SHARES: AGGRESSIVE GROWTH FUND, GROWTH STOCK FUND AND TAX-EFFICIENT EQUITY FUND (INDIVIDUALLY, A "FUND" AND COLLECTIVELY, THE "FUNDS").

         EACH FUND OFFERS CLASS A SHARES, CLASS B SHARES, CLASS C SHARES (CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES TOGETHER REFERRED TO AS THE "FUND CLASSES"), AND INSTITUTIONAL CLASS SHARES ("INSTITUTIONAL CLASSES"). ALL REFERENCES TO "SHARES" IN THIS PART B REFER TO ALL CLASSES OF SHARES OF MUTUAL III, INC., EXCEPT WHERE NOTED.

         THIS STATEMENT OF ADDITIONAL INFORMATION ("PART B" OF THE REGISTRATION STATEMENT) SUPPLEMENTS THE INFORMATION CONTAINED IN THE CURRENT PROSPECTUSES FOR THE FUND CLASSES DATED JULY 00, 1999 AND THE CURRENT PROSPECTUS FOR THE INSTITUTIONAL CLASSES DATED JULY 00, 1999, AS THEY MAY BE AMENDED FROM TIME TO TIME. PART B SHOULD BE READ IN CONJUNCTION WITH THE RESPECTIVE CLASS' PROSPECTUS. PART B IS NOT ITSELF A PROSPECTUS BUT IS, IN ITS ENTIRETY, INCORPORATED BY REFERENCE INTO EACH CLASS' PROSPECTUS. A PROSPECTUS RELATING TO THE FUND CLASSES AND A PROSPECTUS RELATING TO THE INSTITUTIONAL CLASSES MAY BE OBTAINED BY WRITING OR CALLING YOUR INVESTMENT DEALER OR BY CONTACTING EACH FUND'S NATIONAL DISTRIBUTOR, DELAWARE DISTRIBUTORS, L.P. (THE "DISTRIBUTOR"), AT THE ABOVE ADDRESS OR BY CALLING THE ABOVE PHONE NUMBERS. THE FUNDS' FINANCIAL STATEMENTS, THE NOTES RELATING THERETO, THE FINANCIAL HIGHLIGHTS AND THE REPORT OF INDEPENDENT AUDITORS ARE INCORPORATED BY REFERENCE FROM THE ANNUAL REPORT INTO THIS PART B. THE ANNUAL REPORT WILL ACCOMPANY ANY REQUEST FOR PART B. THE ANNUAL REPORT CAN BE OBTAINED, WITHOUT CHARGE, BY CALLING 800-523-1918.

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TABLE OF CONTENTS
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COVER PAGE
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INVESTMENT RESTRICTIONS AND POLICIES
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ACCOUNTING AND TAX ISSUES
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PERFORMANCE INFORMATION
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TRADING PRACTICES AND BROKERAGE
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PURCHASING SHARES
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INVESTMENT PLANS
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DETERMINING OFFERING PRICE AND NET ASSET VALUE
--------------------------------------------------------------------------------
REDEMPTION AND REPURCHASE
--------------------------------------------------------------------------------
DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------
INVESTMENT MANAGEMENT AGREEMENTS AND SUB-ADVISORY AGREEMENT
--------------------------------------------------------------------------------
OFFICERS AND DIRECTORS
--------------------------------------------------------------------------------
EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------
GENERAL INFORMATION
--------------------------------------------------------------------------------
APPENDIX A -- RATINGS
--------------------------------------------------------------------------------
APPENDIX B -- STOCK INDEX FUTURES CONTRACTS AND RELATED OPTIONS
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

INVESTMENT RESTRICTIONS AND POLICIES

INVESTMENT RESTRICTIONS

       MUTUAL FUNDS III, INC. HAS ADOPTED THE FOLLOWING RESTRICTIONS FOR EACH FUND WHICH CANNOT BE CHANGED WITHOUT APPROVAL BY THE HOLDERS OF A "MAJORITY" OF THE RESPECTIVE FUND'S OUTSTANDING SHARES, WHICH IS A VOTE BY THE HOLDERS OF THE LESSER OF A) 67% OR MORE OF THE VOTING SECURITIES PRESENT IN PERSON OR BY PROXY AT A MEETING, IF THE HOLDERS OF MORE THAN 50% OF THE OUTSTANDING VOTING SECURITIES ARE PRESENT OR REPRESENTED BY PROXY; OR B) MORE THAN 50% OF THE OUTSTANDING VOTING SECURITIES. THE PERCENTAGE LIMITATIONS CONTAINED IN THE RESTRICTIONS AND POLICIES SET FORTH HEREIN APPLY AT THE TIME OF PURCHASE OF SECURITIES.

EACH FUND SHALL NOT:

       1. MAKE INVESTMENTS THAT WILL RESULT IN THE CONCENTRATION (AS THAT TERM MAY BE DEFINED IN THE 1940 ACT, ANY RULE OR OTHER THEREUNDER, OR U.S. SECURITIES AND EXCHANGE COMMISSION ("SEC") STAFF INTERPRETATION THEREOF) OF ITS INVESTMENTS IN THE SECURITIES OF ISSUERS PRIMARILY ENGAGED IN THE SAME INDUSTRY, PROVIDED THAT THIS RESTRICTION DOES NOT LIMIT THE FUND FROM INVESTING IN OBLIGATIONS ISSUED OR GUARANTEED BY THE U.S. GOVERNMENT, ITS AGENCIES OR INSTRUMENTALITIES, OR IN CERTIFICATES OF DEPOSIT.

       2. BORROW MONEY OR ISSUE SENIOR SECURITIES, EXCEPT AS THE 1940 ACT, ANY RULE OR ORDER THEREUNDER, OR SEC STAFF INTERPRETATION THEREOF, MAY PERMIT.

         3. UNDERWRITE THE SECURITIES OF OTHER ISSUERS, EXCEPT THAT THE FUND MAY ENGAGE IN TRANSACTIONS INVOLVING THE ACQUISITION, DISPOSITION OR RESALE OF ITS PORTFOLIO SECURITIES, UNDER CIRCUMSTANCES WHERE IT MAY BE CONSIDERED TO BE AN UNDERWRITER UNDER THE SECURITIES ACT OF 1933.

         4. PURCHASE OR SELL REAL ESTATE, UNLESS ACQUIRED AS A RESULT OF OWNERSHIP OF SECURITIES OR OTHER INSTRUMENTS AND PROVIDED THAT THIS RESTRICTION DOES NOT PREVENT THE FUND FROM INVESTING IN ISSUERS WHICH INVEST, DEAL OR OTHERWISE ENGAGE IN TRANSACTIONS IN REAL ESTATE OR INTERESTS THEREIN, OR INVESTING IN SECURITIES THAT ARE SECURED BY REAL ESTATE OR INTERESTS THEREIN.

         5. PURCHASE OR SELL PHYSICAL COMMODITIES, UNLESS ACQUIRED AS A RESULT OF OWNERSHIP OF SECURITIES OR OTHER INSTRUMENTS AND PROVIDED THAT THIS RESTRICTION DOES NOT PREVENT THE FUND FROM ENGAGING IN TRANSACTIONS INVOLVING FUTURES CONTRACTS AND OPTIONS THEREON OR INVESTING IN SECURITIES THAT ARE SECURED BY PHYSICAL COMMODITIES.

         6. MAKE LOANS, PROVIDED THAT THIS RESTRICTION DOES NOT PREVENT THE FUND FROM PURCHASING DEBT OBLIGATIONS, ENTERING INTO REPURCHASE AGREEMENTS, LOANING ITS ASSETS TO BROKER/DEALERS OR INSTITUTIONAL INVESTORS AND INVESTING IN LOANS, INCLUDING ASSIGNMENTS AND PARTICIPATION INTERESTS.

         In addition to the fundamental policies and investment restrictions described above, and the various general investment policies described in the prospectus, each Fund will be subject to the following investment restrictions, which are considered non-fundamental and may be changed by the Board of Directors without shareholder approval.

         1. The Fund is permitted to invest in other investment companies, including open-end, closed-end or unregistered investment companies, either within the percentage limits set forth in the 1940 Act, any rule or order thereunder, or SEC staff interpretatation thereof, or without regard to percentage limits in connection with a merger, reorganization, consolidation or other similar transaction. However, the Fund may not operate as a "fund of funds" which invests primarily in the shares of other investment companies as permitted by Section 12(d)(1)(F)or(G) of the 1940 Act, if its own shares are utilized as investments by such a "fund of funds."

         2. The Fund may not invest more than 15% of its net assets in securities which it cannot sell or dispose of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment.

         EACH FUND IS ALSO SUBJECT TO THE FOLLOWING INVESTMENT RESTRICTIONS, WHICH ARE CONSIDERED NON-FUNDAMENTAL AND MAY BE CHANGED BY THE BOARD OF DIRECTORS WITHOUT SHAREHOLDER APPROVAL.

Aggressive Growth Fund:

         1. The Fund will not borrow money, except that the Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests and cash payments of dividends and distributions that might otherwise require the untimely disposition of securities, in an amount not to exceed 20% of the value of the Fund's total assets (including the amount borrowed) valued at market less liabilities (not including the amount borrowed) at the time the borrowing is made. Whenever borrowings exceed 5% of the value of the total assets of the Fund, the Fund will not make any additional investments.

         2. The Fund will not lend money to other persons, except through purchasing debt obligations, lending portfolio securities and entering into repurchase agreements.

         3. The Fund will invest no more than 25% of the value of its total assets in securities of issuers in any one industry. For purposes of this restriction, the term industry will be deemed to include the government of any country other than the United States, but not the U.S. government.

         4. The Fund will not purchase or sell real estate or real estate limited partnership interests, except that the Fund may purchase and sell securities of companies that deal in real estate or interests in real estate.

         5. The Fund will not purchase or sell commodities or commodity contracts, except futures contracts and related options and other similar contracts.

         6. The Fund will not act as an underwriter of securities, except that the Fund may acquire securities under circumstances in which, if the securities were sold, the Fund might be deemed to be an underwriter for purposes of the Securities Act of 1933, as amended.

         7. The Fund will not invest in oil, gas or other mineral leases or exploration or development programs.

         8. The Fund will not purchase any investment company security, other than a security acquired pursuant to a plan of reorganization or an offer of exchange, if as a result of the purchase (a) the Fund would own more than 3% of the total outstanding voting securities of any investment company, (b) more than 5% of the value of the Fund's total assets would be invested in securities of any one investment company or (c) more than 10% or the Fund's total assets would be invested in securities issued by investment companies.

         9. The Fund will not participate on a joint or joint-and-several basis in any securities trading account.

         10. The Fund will not make investments for the purpose of exercising control or management.

         11. The Fund will not purchase any security, if as a result of the purchase, the Fund would then have more than 5% of its total assets invested in securities of companies (including predecessors) that have been in continuous operation for fewer than three years.

         12. The Fund will not purchase or retain securities of any issuer if, to the knowledge of the Fund, any of Mutual Funds III, Inc.'s Directors or officers or any officer or director of the investment manager or sub-adviser individually owns more than 0.5% of the outstanding securities of the company and together they own beneficially more than 5% of the securities.

         13. The Fund will not invest in warrants (other than warrants acquired by the Fund as part of a unit or attached to securities at the time of purchase) if, as a result, the investments (valued at the lower of cost or market) would exceed 5% of the value of the Fund's net assets of which not more than 2% of the Fund's net assets may be invested in warrants not listed on a recognized foreign or domestic stock exchange.

         14. The Fund will not purchase securities on margin, except that the Fund may obtain any short-term credits necessary for the clearance of purchases and sales of securities. For purposes of this restriction, the deposit or payment of initial or variation margin in connection with futures contracts or options on futures contracts will not be deemed to be a purchase of securities on margin.

         15. The Fund will not make short sales of securities or maintain a short position, unless at all times when a short position is open, the Fund owns an equal amount of the securities or securities convertible into or exchangeable for, without payment of any further consideration, securities of the same issue as, and equal in amount to, the securities sold short.

         In addition, subject to Aggressive Growth Fund's investment policies and restrictions as set forth in the Prospectus and in this Part B, as a nonfundamental policy, the Fund may not invest more than 15% of its assets, collectively, in illiquid investments and securities of foreign issuers which are not listed on a recognized domestic or foreign securities exchange.

Growth Stock Fund:

         1. Invest more than 5% of the value of its total assets in the securities of any one issuer (other than securities of the U.S. Government or its agencies or instrumentalities).

         2. Purchase more than 10% of any class of securities of any one issuer (taking all preferred stock issues of an issuer as a single class and all debt issues of an issuer as a single class) or acquire more than 10% of the outstanding voting securities of an issuer.

         3. Concentrate its investments in any particular industry; however, it may invest up to 25% of the value of its total assets in the securities of issuers conducting their principal business activities in any one industry.

         4. Invest more than 5% of the value of its total assets in the securities of any issuers which, with their predecessors, have a record of less than three years' continuous operation. (Securities of such issuers will not be deemed to fall within this limitation if they are guaranteed by an entity in continuous operation for more than three years.)

         5. Issue any senior securities (as defined in the 1940 Act), except to the extent that using options and futures contracts may be deemed to constitute issuing a senior security.

         6. Borrow money, except from banks for temporary or emergency purposes in an amount not exceeding 5% of the value of the Fund's total assets.

         7. Mortgage, pledge or hypothecate its assets except in an amount not exceeding 10% of the value of its total assets, to secure temporary or emergency borrowing. For purposes of this policy, collateral arrangements for margin deposits on futures contracts or with respect to the writing of options are not deemed to be a pledge of assets.

         8. Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws.

         9. Purchase or sell real estate or real estate mortgage loans, except the Fund may purchase or sell securities issued by companies owning real estate or interests therein.

         10. Purchase or sell oil, gas or other mineral leases, rights or royalty contracts, except the Fund may purchase or sell securities of companies investing in the foregoing.

         11. Purchase or sell commodities or commodities futures contracts, except that it may enter into financial futures contracts and engage in related options transactions.

         12. Purchase or retain the securities of any issuer, if, to the Fund's knowledge, those officers or directors of Mutual Funds III, Inc. or its affiliates or of its investment adviser or sub-adviser who individually own beneficially more than 0.5% of the outstanding securities of such issuer, together own beneficially more than 5% of such outstanding securities.

         13. Make loans to other persons, except to the extent that repurchase agreements are deemed to be loans under the 1940 Act, and except that it may purchase debt securities as described in the Prospectus under "Investment Objectives and Policies." The purchase of a portion of an issue of bonds, debentures or other debt securities distributed to the public or to financial institutions will not be considered the making of a loan.

         14. Purchase securities on margin, except that it may obtain such short-term credits as may be necessary for the clearance of purchases or sales of securities and except that it may make margin deposits in connection with futures contracts.

         15. Participate on a joint or a joint and several basis in any securities trading account.

         16. Write, purchase or sell puts, calls or combinations thereof, except that it may (a) purchase or write put and call options on stock indexes listed on national securities exchanges, (b) write and purchase put and call options with respect to the securities in which it may invest and (c) engage in financial futures contracts and related options transactions.

         17. Make short sales except where, by virtue of ownership of other securities, it has the right to obtain without payment of further consideration, securities equivalent in kind and amount to those sold.

         18. Invest for the purpose of exercising control or management.

         19. Invest more than 5% of the value of its total assets in the securities of any single investment company or more than 10% of the value of its total assets in the securities of two or more investment companies except as part of a merger, consolidation or acquisition of assets.

         20. Invest more than 15% of its net assets in illiquid investments.

Tax-Efficient Equity Fund:

         1. The Fund will not borrow money, except that the Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests and cash payments of dividends and distributions that might otherwise require the untimely disposition of securities, in an amount not to exceed 20% of the value of the Fund's total assets (including the amount borrowed) valued at market less liabilities (not including the amount borrowed) at the time the borrowing is made. Whenever borrowings exceed 5% of the value of the total assets of the Fund, the Fund will not make any additional investments.

         2. The Fund will not issue any senior securities, as defined in the 1940 Act, other than as set forth in investment restriction #1 above and except to the extent that using options and futures contracts or purchasing or selling securities on a when-issued or delayed delivery basis may be deemed to constitute issuing a senior security.

         3. The Fund will not lend money to other persons, except through purchasing debt obligations, lending portfolio securities and entering into repurchase agreements.

         4. The Fund will invest no more than 25% of the value of its total assets in securities of issuers in any one industry. For purposes of this restriction, the term industry will be deemed to include the government of any country other than the United States, but not the U.S. government.

         5. The Fund will not purchase or sell real estate or real estate limited partnership interests, except that the Fund may purchase and sell securities of companies that deal in real estate or interests in real estate.

         6. The Fund will not purchase or sell commodities or commodity contracts, except futures contracts and related options and other similar contracts.

         7. The Fund will not act as an underwriter of securities, except that the Fund may acquire securities under circumstances in which, if the securities were sold, the Fund might be deemed to be an underwriter for purposes of the Securities Act of 1933, as amended.

         Each Fund may make commitments more restrictive than the restrictions listed above so as to permit the sale of the Fund's shares in certain states. Should a Fund determine that a commitment is no longer in the best interests of the Fund and its shareholders, the Fund will revoke the commitment by terminating the sale of the Fund's shares in the state involved.

         For purposes of a Fund's concentration policy, each Fund intends to comply with the SEC staff position that securities issued or guaranteed as to principal and interest by any single foreign government are considered to be securities of issuers in the same industry.

         Any investment restriction which involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the applicable percentage occurs immediately after an acquisition of securities or utilization of assets and such excess results therefrom.

DIVERSIFICATION
         Each Fund intends to operate as a "diversified" management investment company, as defined in the 1940 Act, which means that at least 75% of its total assets must be represented by cash and cash items (including receivables), U.S. government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than 5% of the value of total assets of such Fund and to not more than 10% of the outstanding voting securities of such issuer.

         Supplemental information is set out below concerning certain of the securities and other instruments in which the Funds may invest, the investment techniques and strategies that the Funds may utilize and certain risks involved with those investments, techniques and strategies.

GOVERNMENT SECURITIES
         Securities issued or guaranteed by the U.S. government or its agencies or instrumentalities ("Government Securities") in which the Funds may invest include debt obligations of varying maturities issued by the U.S. Treasury or issued or guaranteed by an agency or instrumentality of the U.S. government, including the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks, Federal National Mortgage Association, Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board, Student Loan Marketing Association and Resolution Trust Corporation. Direct obligations of the United States Treasury include a variety of securities that differ in their interest rates, maturities and dates of issuance. Because the U.S. government is not obligated by law to provide support to an instrumentality that it sponsors, each Fund invests in obligations issued by an instrumentality of the U.S. government only if Delaware Management Company, Inc. (the "Manager") or Voyageur Asset Management LLC (the "Sub-Adviser" in the case of Growth Stock
Fund) determines that the instrumentality?s credit risk does not make its securities unsuitable for investment by a Fund.

REPURCHASE AGREEMENTS
         The Funds may invest in repurchase agreements. Repurchase agreements are instruments under which securities are purchased from a bank or securities dealer with an agreement by the seller to repurchase the securities. Under a repurchase agreement, the purchaser acquires ownership of the security but the seller agrees, at the time of sale, to repurchase it at a mutually agreed-upon time and price. The Funds will take custody of the collateral under repurchase agreements. Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred. The resale price is in excess of the purchase price and reflects an agreed-upon market rate unrelated to the coupon rate or maturity of the purchase security. Such transactions afford an opportunity for the Funds to invest temporarily available cash. The Funds' risk is limited to the seller's ability to buy the security back at the agreed-upon sum at the agreed-upon time, since the repurchase agreement is secured by the underlying obligation. Should such an issuer default, the investment managers believe that, barring extraordinary circumstances, the Funds will be entitled to sell the underlying securities or otherwise receive adequate protection for its interest in such securities, although there could be a delay in recovery. The Funds consider the creditworthiness of the bank or dealer from whom it purchases repurchase agreements. The Funds will monitor such transactions to assure that the value of the underlying securities subject to repurchase agreements is at least equal to the repurchase price. The underlying securities will be limited to those described above.

         The funds in the Delaware Investments family have obtained an exemption from the joint-transaction prohibitions of Section 17(d) of the Investment Company Act of 1940 to allow the such Group funds jointly to invest cash balances. Each Fund of the Mutual Funds III, Inc. may invest cash balances in a joint repurchase agreement in accordance with the terms of the Order and subject generally to the conditions described above.

RESTRICTED AND ILLIQUID SECURITIES
         Most of the privately placed securities acquired by a Fund will be eligible for resale by the Fund without registration pursuant to Rule 144A ("Rule 144A Securities") under the Securities Act of 1933. While maintaining oversight, the Board of Directors has delegated to the Manager or Sub-Adviser the day-to-day function of determining whether individual Rule 144A Securities are liquid for purposes of a Fund's 10% limitation on investments in illiquid securities. The Board has instructed the Manager or Sub-Adviser to consider the following factors in determining the liquidity of a Rule 144A Security: (i) the frequency of trades and trading volume for the security; (ii) whether at least three dealers are willing to purchase or sell the security and the number of potential purchasers; (iii) whether at least two dealers are making a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer).

         Investing in Rule 144A Securities could have the effect of increasing the level of a Fund's illiquidity to the extent that qualified institutional buyers become, for a period of time, uninterested in purchasing these securities. If the Manager determines that a Rule 144A Security which was previously determined to be liquid is no longer liquid and, as a result, a Fund's holdings of illiquid securities exceed the Fund's 10% limit on investment in such securities, the Manager will determine what action shall be taken to ensure that the Fund continues to adhere to such limitation.

INVESTMENT TECHNIQUES AND STRATEGIES

         Each Fund may purchase put and call options and engage in the writing of covered call options and secured put options, and employ a variety of other investment techniques. Specifically, each Fund may engage in the purchase and sale of stock index future contracts, interest rate futures contracts, and options on such futures, all as described more fully below. Such investment policies and techniques may involve a greater degree of risk than those inherent in more conservative investment approaches.

         The Funds will engage in such transactions only to hedge existing positions. They will not engage in such transactions for the purposes of speculation or leverage.

         The Funds will not engage in such options or futures transactions unless they receive any necessary regulatory approvals permitting them to engage in such transactions.

         Options on Securities. To hedge against adverse market shifts, a Fund may purchase put and call options on securities held in its portfolio. In addition, a Fund may seek to increase its income in an amount designed to meet operating expenses or may hedge a portion of its portfolio investments through writing (that is, selling) "covered" put and call options. A put option provides its purchaser with the right to compel the writer of the option to purchase from the option holder an underlying security at a specified price at any time during or at the end of the option period. In contrast, a call option gives the purchaser the right to buy the underlying security covered by the option from the writer of the option at the stated exercise price. A covered call option contemplates that, for so long as the Fund is obligated as the writer of the option, it will own (1) the underlying securities subject to the option or (2) securities convertible into, or exchangeable without the payment of any consideration for, the securities subject to the option. The value of the underlying securities on which covered call options will be written at any one time by a Fund will not exceed 25% of the Fund's total assets. A Fund will be considered "covered" with respect to a put option it writes if, so long as it is obligated as the writer of a put option, it deposits and maintains with its custodian cash, U.S. government securities or other liquid high-grade debt obligations having a value equal to or greater than the exercise price of the option.

         Each Fund may purchase options on securities that are listed on securities exchanges or, with respect to Aggressive Growth Fund, that are traded over-the-counter. As the holder of a put option, a Fund has the right to sell the securities underlying the option and as the holder of a call option, a Fund has the right to purchase the securities underlying the option, in each case at the option's exercise price at any time prior to, or on, the option's expiration date. A Fund may choose to exercise the options it holds, permit them to expire or terminate them prior to their expiration by entering into closing sale transactions. In entering into a closing sale transaction, a Fund would sell an option of the same series as the one it has purchased.

         A Fund receives a premium when it writes call options, which increases the Fund's return on the underlying security in the event the option expires unexercised or is closed out at a profit. By writing a call, a Fund limits its opportunity to profit from an increase in the market value of the underlying security above the exercise price of the option for as long as the Fund's obligation as writer of the option continues. A Fund receives a premium when it writes put options, which increases such Fund's return on the underlying security in the event the option expires unexercised or is closed out at a profit. By writing a put, a Fund limits its opportunity to profit from an increase in the market value of the underlying security above the exercise price of the option for as long as the Fund's obligation as writer of the option continues. Thus, in some periods, a Fund will receive less total return and in other periods greater total return from its hedged positions than it would have received from its underlying securities if unhedged.

         In purchasing a put option, a Fund seeks to benefit from a decline in the market price of the underlying security, whereas in purchasing a call option, a Fund seeks to benefit from an increase in the market price of the underlying security. If an option purchased is not sold or exercised when it has remaining value, or if the market price of the underlying security remains equal to or greater than the exercise price, in the case of a put, or remains equal to or below the exercise price, in the case of a call, during the life of the option, the Fund will lose its investment in the option. For the purchase of an option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price, in the case of a put, and must increase sufficiently above the exercise price, in the case of a call, to cover the premium and transaction costs. Because option premiums paid by the Fund are small in relation to the market value of the investments underlying the options, buying options can result in large amounts of leverage. The leverage offered by trading in options could cause the Fund's net asset value to be subject to more frequent and wider fluctuations than would be the case if the Fund did not invest in options.

         Over-the-Counter ("OTC") Options. Aggressive Growth Fund may purchase OTC options. OTC options differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and there is a risk of non-performance by the dealer. However, the premium is paid in advance by the dealer. OTC options are available for a greater variety of securities and foreign currencies, and in a wider range of expiration dates and exercise prices than exchange-traded options. Since there is no exchange, pricing is normally done by reference to information from a market maker, which information is carefully monitored or caused to be monitored by the Manager and verified in appropriate cases.

         A writer or purchaser of a put or call option can terminate it voluntarily only by entering into a closing transaction. In the case of OTC options, there can be no assurance that a continuous liquid secondary market will exist for any particular option at any specific time. Consequently, the Fund may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it. Similarly, when the Fund writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer to which it originally wrote the option. If a covered call option writer cannot effect a closing transaction, it cannot sell the underlying security or foreign currency until the option expires or the option is exercised. Therefore, the writer of a covered OTC call option may not be able to sell an underlying security even though it might otherwise be advantageous to do so. Likewise, the writer of a covered OTC put option may be unable to sell the securities pledged to secure the put for other investment purposes while it is obligated as a put writer. Similarly, a purchaser of an OTC put or call option might also find it difficult to terminate its position on a timely basis in the absence of a secondary market.

         A Fund may purchase and write over-the-counter ("OTC") put and call options in negotiated transactions. The staff of the Securities and Exchange Commission has previously taken the position that the value of purchased OTC options and the assets used as "cover" for written OTC options are illiquid securities and, as such, are to be included in the calculation of a Fund's 15% limitation on illiquid securities. However, the staff has eased its position somewhat in certain limited circumstances. A Fund will attempt to enter into contracts with certain dealers with which it writes OTC options. Each such contract will provide that the Fund has the absolute right to repurchase the options it writes at any time at a repurchase price which represents the fair market value, as determined in good faith through negotiation between the parties, but which in no event will exceed a price determined pursuant to a formula contained in the contract. Although the specific details of such formula may vary among contracts, the formula will generally be based upon a multiple of the premium received by the Fund for writing the option, plus the amount, if any, of the option's intrinsic value. The formula will also include a factor to account for the difference between the price of the security and the strike price of the option. If such a contract is entered into, the Fund will count as illiquid only the initial formula price minus the option's intrinsic value.

         A Fund will enter into such contracts only with primary U.S. government securities dealers recognized by the Federal Reserve Bank of New York. Moreover, such primary dealers will be subject to the same standards as are imposed upon dealers with which the Fund enters into repurchase agreements.

         Securities Index Options. In seeking to hedge all or a portion of its investment, a Fund may purchase and write put and call options on securities indexes listed on securities exchanges, which indexes include securities held in the Fund's portfolio.

         A securities index measures the movement of a certain group of stocks or debt securities by assigning relative values to the securities included in the index. Options on securities indexes are generally similar to options on specific securities. Unlike options on specific securities, however, options on securities indexes do not involve the delivery of an underlying security; the option in the case of an option on a stock index represents the holder's right to obtain from the writer in cash a fixed multiple of the amount by which the exercise price exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying stock index on the exercise date.

         When a Fund writes an option on a securities index, it will establish a segregated account with its custodian, or a designated sub-custodian, in which the Fund will deposit cash, U.S. government securities or other liquid high grade debt obligations in an amount equal to the market value of the option, and will maintain the account while the option is open.

         Securities index options are subject to position and exercise limits and other regulations imposed by the exchange on which they are traded. If a Fund writes a securities index option, it may terminate its obligation by effecting a closing purchase transaction, which is accomplished by purchasing an option of the same series as the option previously written. The ability of a Fund to engage in closing purchase transactions with respect to securities index options depends on the existence of a liquid secondary market. Although a Fund generally purchases or writes securities index options only if a liquid secondary market for the options purchased or sold appears to exist, no such secondary market may exist, or the market may cease to exist at some future date, for some options. No assurance can be given that a closing purchase transaction can be effected when the Fund desires to engage in such a transaction.

         Risks Relating to Purchase and Sale of Options on Stock Indexes. Purchase and sale of options on stock indexes by a Fund are subject to certain risks that are not present with options on securities. Because the effectiveness of purchasing or writing stock index options as a hedging technique depends upon the extent to which price movements in the Fund's portfolio correlate with price movements in the level of the index rather than the price of a particular stock, whether the Fund will realize a gain or loss on the purchase or writing of an option on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indexes, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use by a Fund of options on indexes will be subject to the ability of the Manager or the Sub-Adviser, as the case may be, to correctly predict movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks. In the event a Fund's adviser is unsuccessful in predicting the movements of an index, such Fund could be in a worse position than had no hedge been attempted.

         Index prices may be distorted if trading of certain stocks included in the index is interrupted. Trading in index options also may be interrupted in certain circumstances, such as if trading were halted in a substantial number of stocks included in the index. If this occurred, a Fund would not be able to close out options which it had purchased or written and, if restrictions on exercise were imposed, might be unable to exercise an option it holds, which could result in substantial losses to such Fund. However, it will be each Fund's policy to purchase or write options only on indexes which include a sufficient number of stocks so that the likelihood of a trading halt in the index is minimized.

         Short Sales Against the Box. Each Fund may sell securities "short against the box." Whereas a short sale is the sale of a security the Fund does not own, a short sale is "against the box" if at all times during which the short position is open, the Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short. Short sales against the box are typically used by sophisticated investors to defer recognition of capital gains or losses.

         Futures Contracts and Options on Futures Contracts. Each Fund may purchase and sell stock index futures contracts. The purpose of the acquisition or sale of a futures contract by a Fund is to hedge against fluctuations in the value of its portfolio without actually buying or selling securities. The futures contracts in which a Fund may invest have been developed by and are traded on national commodity exchanges. Stock index futures contracts may be based upon broad-based stock indexes such as the S&P 500 or upon narrow-based stock indexes. A buyer entering into a stock index futures contract will, on a specified future date, pay or receive a final cash payment equal to the difference between the actual value of the stock index on the last day of the contract and the value of the stock index established by the contract. The Fund may assume both "long" and "short" positions with respect to futures contracts. A long position involves entering into a futures contract to buy a commodity, whereas a short position involves entering into a futures contract to sell a commodity.

         The purpose of trading futures contracts is to protect a Fund from fluctuations in value of its investment securities without necessarily buying or selling the securities. Because the value of a Fund's investment securities will exceed the value of the futures contracts sold by a Fund, an increase in the value of the futures contracts could only mitigate, but not totally offset, the decline in the value of the Fund's assets. No consideration is paid or received by a Fund upon trading a futures contract. Upon trading a futures contract, a Fund will be required to deposit in a segregated account with its custodian, or designated sub-custodian, an amount of cash, short-term Government Securities or other U.S. dollar-denominated, high-grade, short-term money market instruments equal to approximately 1% to 10% of the contract amount (this amount is subject to change by the exchange on which the contract is traded and brokers may charge a higher amount). This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract that is returned to the Fund upon termination of the futures contract, assuming that all contractual obligations have been satisfied; the broker will have access to amounts in the margin account if the Fund fails to meet its contractual obligations. Subsequent payments, known as "variation margin," to and from the broker, will be made daily as the price of the currency or securities underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." At any time prior to the expiration of a futures contract, a Fund may elect to close a position by taking an opposite position, which will operate to terminate the Fund's existing position in the contract.

         Each short position in a futures or options contract entered into by a Fund is secured by the Fund's ownership of underlying securities. The Funds do not use leverage when they enter into long futures or options contracts; each Fund places in a segregated account with its custodian, or designated sub-custodian, with respect to each of its long positions, cash or money market instruments having a value equal to the underlying commodity value of the contract.

         The Funds may trade stock index futures contracts to the extent permitted under rules and interpretations adopted by the Commodity Futures Trading Commission (the "CFTC"). U.S. futures contracts have been designed by exchanges that have been designated as "contract markets" by the CFTC, and must be executed through a futures commission merchant, or brokerage firm, that is a member of the relevant contract market. Futures contracts trade on a number of contract markets, and, through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.

         The Funds intend to comply with CFTC regulations and avoid "commodity pool operator" status. These regulations require that a Fund use futures and options positions (a) for "bona fide hedging purposes" (as defined in the regulations) or (b) for other purposes so long as aggregate initial margins and premiums required in connection with non-hedging positions do not exceed 5% of the liquidation value of the Fund's portfolio. The Funds currently do not intend to engage in transactions in futures contracts or options thereon for speculation, but will engage in such transactions only for bona fide hedging purposes.

         Risks of Transactions in Futures Contracts and Options on Futures Contracts. Holding Risks in Futures Contracts Transactions. There are several risks in using stock index futures contracts as hedging devices. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than making additional variation margin payments, investors may close the contracts through offsetting transactions which could distort the normal relationship between the index or security and the futures market. Second, the margin requirements in the futures market are lower than margin requirements in the securities market, and as a result the futures market may attract more speculators than does the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. Because of possible price distortion in the futures market and because of imperfect correlation between movements in stock indexes or securities and movements in the prices of futures contracts, even a correct forecast of general market trends may not result in a successful hedging transaction over a very short period.

         Another risk arises because of imperfect correlation between movements in the value of the futures contracts and movements in the value of securities subject to the hedge. With respect to stock index futures contracts, the risk of imperfect correlation increases as the composition of a Fund's portfolio diverges from the securities included in the applicable stock index. It is possible that a Fund might sell stock index futures contracts to hedge its portfolio against a decline in the market, only to have the market advance and the value of securities held in the Fund's portfolio decline. If this occurred, the Fund would lose money on the contracts and also experience a decline in the value of its portfolio securities. While this could occur, the Manager and the Sub-Adviser believe that over time the value of a Fund's portfolio will tend to move in the same direction as the market indexes and will attempt to reduce this risk, to the extent possible, by entering into futures contracts on indexes whose movements they believe will have a significant correlation with movements in the value of the Fund's portfolio securities sought to be hedged.

         Successful use of futures contracts by a Fund is subject to the ability of the Manager or the Sub-Adviser, as the case may be, to predict correctly movements in the direction of interest rates or the market. If a Fund has hedged against the possibility of a decline in the value of the stocks held in its portfolio or an increase in interest rates adversely affecting the value of fixed-income securities held in its portfolio and stock prices increase or interest rates decrease instead, the Fund would lose part or all of the benefit of the increased value of its security which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices which reflect the rising market or decline in interest rates. A Fund may have to sell securities at a time when it may be disadvantageous to do so.

         Liquidity of Futures Contracts. A Fund may elect to close some or all of its contracts prior to expiration. The purpose of making such a move would be to reduce or eliminate the hedge position held by the Fund. A Fund may close its positions by taking opposite positions. Final determinations of variation margin are then made, additional cash as required is paid by or to the Fund, and the Fund realizes a loss or a gain.

         Positions in futures contracts may be closed only on an exchange or board of trade providing a secondary market for such futures contracts. Although the Funds intend to enter into futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular contract at any particular time.

         In addition, most domestic futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such event, it will not be possible to close a futures position and, in the event of adverse price movements, a Fund would be required to make daily cash payments of variation margin. In such circumstances, an increase in the value of the portion of the portfolio being hedged, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities being hedged will, in fact, correlate with the price movements in the futures contract and thus provide an offset to losses on a futures contract.

         Risks and Special Considerations of Options on Futures Contracts. The use of options on interest rate and stock index futures contracts also involves additional risk. Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transactions costs). The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of a Fund's portfolio assets. By writing a call option, a Fund becomes obligated to sell a futures contract, which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium, but the Fund becomes obligated to purchase a futures contract, which may have a value lower than the exercise price. Thus, the loss incurred by a Fund in writing options on futures contracts may exceed the amount of the premium received.

         The effective use of options strategies is dependent, among other things, on a Fund's ability to terminate options positions at a time when the Manager or the Sub-Adviser deems it desirable to do so. Although a Fund will enter into an option position only if the Manager, or the Sub-Adviser, as the case may be, believes that a liquid secondary market exists for such option, there is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. The Funds' transactions involving options on futures contracts will be conducted only on recognized exchanges.

         A Fund's purchase or sale of put or call options on futures contracts will be based upon predictions as to anticipated interest rates or market trends by the Manager or the Sub-Adviser, as the case may be, which could prove to be inaccurate. Even if the expectations of the Manager or Sub-Adviser are correct, there may be an imperfect correlation between the change in the value of the options and of the Fund's portfolio securities.

         Investments in futures contracts and related options by their nature tend to be more short-term than other equity investments made by the Funds. Each Fund's ability to make such investments, therefore, may result in an increase in such Fund's portfolio activity and thereby may result in the payment of additional transaction costs.

         The Internal Revenue Code of 1986, as amended (the "Code"), forbids each Fund from earning more than 30% of its gross income from the sale or other disposition of certain investments, including futures contracts and options thereon, which are owned for less than three months. The likelihood of violating this 30% test is increased by the amount of investing a Fund does in futures contracts and related options. Additionally, the Code requires each Fund to diversify its investment holdings. The Internal Revenue Service position regarding the treatment of futures contracts and related options for diversification purposes is not clear, and the extent to which a Fund may engage in these transactions may be limited by this requirement. The Code also provides that, with respect to certain futures contracts and options held by a Fund at the end of its taxable year, unrealized gain or loss on such contracts may have to be recognized for tax purposes under a special system within the Code. The actual gain or loss recognized by the Fund in an eventual disposition of such contract, however, will be adjusted by the amount of the gain or loss recognized earlier under the Code's system. See Accounting and Tax Issues and Distributions and Taxes. For more information on stock index futures contracts and related options, see Appendix B.

CREDIT QUALITY
         Any bond in which Aggressive Growth Fund and Growth Stock Fund invest will be rated investment grade. As has been the industry practice, this determination of credit quality is made at the time a Fund acquires the bond. However, because it is possible that subsequent downgrades could occur, if a bond held by a Fund is later downgraded, the Manager or the Sub-Adviser, as the case may be, under the supervision of the Board of Directors, will consider whether it is in the best interest of the Fund's shareholders to hold or to dispose of the bond. Among the criteria that may be considered by the Manager or the Sub-Adviser, as the case may be, and the Board are the probability that the bonds will be able to make scheduled interest and principal payments in the future, the extent to which any devaluation of the bond has already been reflected in the Fund's net asset value, and the total percentage, if any, of bonds currently rated below investment grade held by the Fund. In no event, however, will a Fund invest more than 5% of its net assets in bonds rated lower than investment grade.

         Non-investment grade securities have moderate to poor protection of principal and interest payments and have speculative characteristics. They involve greater risk of default or price declines due to changes in the issuer's creditworthiness than investment-grade debt securities. Because the market for lower-rated securities may be thinner and less active than for higher-rated securities, there may be market price volatility for these securities and limited liquidity in the resale market. Market prices for these securities may decline significantly in periods of general economic difficulty or rising interest rates.

CONCENTRATION
         IN APPLYING A FUND'S POLICY ON CONCENTRATION: (I) UTILITY COMPANIES WILL BE DIVIDED ACCORDING TO THEIR SERVICES, FOR EXAMPLE, GAS, GAS TRANSMISSION, ELECTRIC AND TELEPHONE WILL EACH BE CONSIDERED A SEPARATE INDUSTRY; (II) FINANCIAL SERVICE COMPANIES WILL BE CLASSIFIED ACCORDING TO THE END USERS OF THEIR SERVICES, FOR EXAMPLE, AUTOMOBILE FINANCE, BANK FINANCE AND DIVERSIFIED FINANCE WILL EACH BE CONSIDERED A SEPARATE INDUSTRY; AND (III) ASSET BACKED SECURITIES WILL BE CLASSIFIED ACCORDING TO THE UNDERLYING ASSETS SECURING SUCH SECURITIES.

ACCOUNTING AND TAX ISSUES

         When a Fund writes a call option, an amount equal to the premium received by it is included in the section of the Fund's assets and liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently "marked to market" to reflect the current market value of the option written. The current market value of a written option is the last sale price on the principal Exchange on which such option is traded or, in the absence of a sale, the mean between the last bid and asked prices. If an option which a Fund has written expires on its stipulated expiration date, the Fund reports a realized gain. If a Fund enters into a closing purchase transaction with respect to an option which the Fund has written, the Fund realizes a gain (or loss if the cost of the closing transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. Any such gain or loss is a short-term capital gain or loss for federal income tax purposes. If a call option which a Fund has written is exercised, the Fund realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received.

OTHER TAX REQUIREMENTS

         EACH FUND HAS qualified, and INTENDS to continue to qualify, as A regulated investment companies under Subchapter M of the Code. As such, a Fund will not be subject to federal income tax, or to any excise tax, to the extent its earnings are distributed as provided in the Code and it satisfies other requirements relating to the sources of its income and diversification of its assets.

         In order to qualify as a regulated investment company for federal income tax purposes, each Fund must meet certain specific requirements, including:

         (i) A Fund must maintain a diversified portfolio of securities, wherein no security (other than U.S. government securities and securities of other regulated investment companies) can exceed 25% of that Fund's total assets, and, with respect to 50% of that Fund's total assets, no investment (other than cash and cash items, U.S. government securities and securities of other regulated investment companies) can exceed 5% of that Fund's total assets;

         (ii) A Fund must derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or disposition of stock and securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies;

         (iii) A Fund must distribute to its shareholders at least 90% of its investment company taxable income and net tax-exempt income for each of its fiscal years, and

         (iv) A Fund must realize less than 30% of its gross income for each fiscal year from gains from the sale of securities and certain other assets that have been held by the Fund for less than three months ("short-short income"). The Taxpayer Relief Act of 1997 (the "1997 Act") repealed the 30% short-short income test for tax years of regulated investment companies beginning after August 5, 1997; however, this rule may have continuing effect in some states for purposes of classifying the Fund as a regulated investment company.

         The Code requires a Fund to distribute at least 98% of its taxable ordinary income earned during the calendar year and 98% of its capital gain net income earned during the 12 month period ending October 31 (in addition to amounts from the prior year that were neither distributed nor taxed to such
Fund) to shareholders by

December 31 of each year in order to avoid federal excise taxes. The Funds intend as a matter of policy to declare and pay sufficient dividends in December or January (which are treated by shareholders as received in December) but does not guarantee and can give no assurances that its distributions will be sufficient to eliminate all such taxes.

         The straddle rules of Section 1092 may apply. Generally, the straddle provisions require the deferral of losses to the extent of unrecognized gains related to the offsetting positions in the straddle. Excess losses, if any, can be recognized in the year of loss. Deferred losses will be carried forward and recognized in the year that unrealized losses exceed unrealized gains or when the offsetting position is sold.

         The 1997 Act has also added new provisions for dealing with transactions that are generally called "Constructive Sale Transactions." Under these rules, the Fund must recognize gain (but not loss) on any constructive sale of an appreciated financial position in stock, a partnership interest or certain debt instruments. The Fund will generally be treated as making a constructive sale when it: 1) enters into a short sale on the same or substantially identical property; 2) enters into an offsetting notional principal contract; or 3) enters into a futures or forward contract to deliver the same or substantially identical property. Other transactions (including certain financial instruments called collars) will be treated as constructive sales as provided in Treasury regulations to be published. There are also certain exceptions that apply for transactions that are closed before the end of the 30th day after the close of the taxable year.

         INVESTMENT IN FOREIGN CURRENCIES AND FOREIGN SECURITIES--The Funds are authorized to invest certain limited amounts in foreign securities. Such investments, if made, will have the following additional tax consequences to each Fund:

         Under the Code, gains or losses attributable to fluctuations in foreign currency exchange rates which occur between the time a Fund accrues income (including dividends), or accrues expenses which are denominated in a foreign currency, and the time a Fund actually collects such income or pays such expenses generally are treated as ordinary income or loss. Similarly, on the disposition of debt securities denominated in a foreign currency and on the disposition of certain options, futures, forward contracts, gain or loss attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of its disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of a Fund's net investment company taxable income, which, in turn, will affect the amount of income to be distributed to you by a Fund.

         If a Fund's Section 988 losses exceed a Fund's other investment company taxable income during a taxable year, a Fund generally will not be able to make ordinary dividend distributions to you for that year, or distributions made before the losses were realized will be recharacterized as return of capital distributions for federal income tax purposes, rather than as an ordinary dividend or capital gain distribution. If a distribution is treated as a return of capital, your tax basis in your Fund shares will be reduced by a like amount (to the extent of such basis), and any excess of the distribution over your tax basis in your Fund shares will be treated as capital gain to you.

         The 1997 Act generally requires that foreign income be translated into U.S. dollars at the average exchange rate for the tax year in which the transactions are conducted. Certain exceptions apply to taxes paid more than two years after the taxable year to which they relate. This new law may require a Fund to track and record adjustments to foreign taxes paid on foreign securities in which it invests. Under a Fund's current reporting procedure, foreign security transactions are recorded generally at the time of each transaction using the foreign currency spot rate available for the date of each transaction. Under the new law, a Fund will be required to record at fiscal year end (and at calendar year end for excise tax purposes) an adjustment that reflects the difference between the spot rates recorded for each transaction and the year-end average exchange rate for all of a Fund's foreign securities transactions. There is a possibility that the mutual fund industry will be given relief from this new provision, in which case no year-end adjustments will be required.

         The Funds may be subject to foreign withholding taxes on income from certain of its foreign securities. If more than 50% of the total assets of a Fund at the end of its fiscal year are invested in securities of foreign corporations, a Fund may elect to pass-through to you your pro rata share of foreign taxes paid by a Fund. If this election is made, you will be: (i) required to include in your gross income your pro rata share of foreign source income (including any foreign taxes paid by a Fund); and (ii) entitled to either deduct your share of such foreign taxes in computing your taxable income or to claim a credit for such taxes against your U.S. income tax, subject to certain limitations under the Code. You will be informed by a Fund at the end of each calendar year regarding the availability of any such foreign tax credits and the amount of foreign source income (including any foreign taxes paid by a Fund). If a Fund elects to pass-through to you the foreign income taxes that it has paid, you will be informed at the end of the calendar year of the amount of foreign taxes paid and foreign source income that must be included on your federal income tax return. If a Fund invests 50% or less of its total assets in securities of foreign corporations, it will not be entitled to pass-through to you your pro-rata shares of foreign taxes paid by a Fund. In this case, these taxes will be taken as a deduction by a Fund, and the income reported to you will be the net amount after these deductions. The 1997 Act also simplifies the procedures by which investors in funds that invest in foreign securities can claim tax credits on their individual income tax returns for the foreign taxes paid by a Fund. These provisions will allow investors who pay foreign taxes of $300 or less on a single return or $600 or less on a joint return during any year (all of which must be reported on IRS Form 1099-DIV from a Fund to the investor) to claim a tax credit against their U.S. federal income tax for the amount of foreign taxes paid by a Fund. This process will allow you, if you qualify, to bypass the burdensome and detailed reporting requirements on the foreign tax credit schedule (Form 1116) and report your foreign taxes paid directly on page 2 of Form 1040. You should note that this simplified procedure will not be available until calendar year 1998.

         INVESTMENT IN PASSIVE FOREIGN INVESTMENT COMPANY SECURITIES--The Funds may invest in shares of foreign corporations which may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. If a Fund receives an "excess distribution" with respect to PFIC stock, the Fund itself may be subject to U.S. federal income tax on a portion of the distribution, whether or not the corresponding income is distributed by a Fund to you. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which a Fund held the PFIC shares. A Fund itself will be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years, and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. In this case, you would not be permitted to claim a credit on your own tax return for the tax paid by a Fund. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain distribution might have been classified as capital gain. This may have the effect of increasing Fund distributions to you that are treated as ordinary dividends rather than long-term capital gain dividends.

         A Fund may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, a Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions are received from the PFIC during such period. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, the 1997 Act provides for another election that would involve marking-to-market the Fund's PFIC shares at the end of each taxable year (and on certain other dates as prescribed in the Code), with the result that unrealized gains would be treated as though they were realized. The Fund would also be allowed an ordinary deduction for the excess, if any, of the adjusted basis of its investment in the PFIC stock over its fair market value at the end of the taxable year. This deduction would be limited to the amount of any net mark-to-market gains previously included with respect to that particular PFIC security. If a Fund were to make this second PFIC election, tax at the Fund level under the PFIC rules would generally be eliminated.

         The application of the PFIC rules may affect, among other things, the amount of tax payable by a Fund (if any), the amounts distributable to you by a Fund, the time at which these distributions must be made, and whether these distributions will be classified as ordinary income or capital gain distributions to you.

         You should be aware that it is not always possible at the time shares of a foreign corporation are acquired to ascertain that the foreign corporation is a PFIC, and that there is always a possibility that a foreign corporation will become a PFIC after a Fund acquires shares in that corporation. While a Fund will generally seek to avoid investing in PFIC shares to avoid the tax consequences detailed above, there are no guarantees that it will do so and it reserves the right to make such investments as a matter of its fundamental investment policy.

         Most foreign exchange gains are classified as ordinary income which will be taxable to you as such when distributed. Similarly, you should be aware that any foreign exchange losses realized by a Fund, including any losses realized on the sale of foreign debt securities, are generally treated as ordinary losses for federal income tax purposes. This treatment could increase or reduce a Fund's income available for distribution to you, and may cause some or all of a Fund's previously distributed income to be classified as a return of capital.

PERFORMANCE INFORMATION

         From time to time, each Fund may state each of its Classes' total return in advertisements and other types of literature. Any statement of total return performance data for a Class will be accompanied by information on the average annual compounded rate of return for that Class over, as relevant, the most recent one-, five- and ten-year (or life-of-fund, if applicable) periods. Each Fund may also advertise aggregate and average total return information for its Classes over additional periods of time.

         In presenting performance information for Class A Shares, the Limited CDSC applicable to only certain redemptions of those shares will not be deducted from any computation of total return. See the Prospectuses for the Fund Classes for a description of the Limited CDSC and the limited instances in which it applies. All references to a CDSC in this Performance Information section will apply to Class B Shares or Class C Shares of the Funds.

         Total return performance for each Class will be computed by adding all reinvested income and realized securities profits distributions plus the change in net asset value during a specific period and dividing by the offering price at the beginning of the period. It will not reflect any income taxes payable by shareholders on the reinvested distributions included in the calculation. Because securities prices fluctuate, past performance should not be considered as a representation of the results which may be realized from an investment in either Fund in the future.

         The average annual total rate of return for each Class is based on a hypothetical $1,000 investment that includes capital appreciation and depreciation during the stated periods. The following formula will be used for the actual computations:
                                                              n
                                                      P(1 + T) = ERV

         Where:             P  =   a hypothetical initial purchase order of
                                   $1,000 from which, in the case of only Class
                                   A Shares, the maximum front-end sales charge is deducted;

                            T  =   average annual total return;

                            n  =   number of years; and

                          ERV = redeemable value of the hypothetical $1,000 purchase at the end of the period after the deduction of the applicable CDSC, if any, with respect to Class B Shares and Class C Shares.

         Aggregate or cumulative total return is calculated in a similar manner, except that the results are not annualized. Each calculation assumes the maximum front-end sales charge, if any, is deducted from the initial $1,000 investment at the time it is made with respect to Class A Shares and that all distributions are reinvested at net asset value, and, with respect to Class B Shares and Class C Shares, reflects the deduction of the CDSC that would be applicable upon complete redemption of such shares. In addition, each Fund may present total return information that does not reflect the deduction of the maximum front-end sales charge or any applicable CDSC.

         The performance of EACH CLASS, as shown below, is the average annual total return quotations through April 30, 1999, computed as described above.

         The average annual total return for Class A Shares at offer reflects the maximum front-end sales charge of 5.75% paid on the purchase of shares. The average annual total return for Class A Shares at net asset value (NAV) does not reflect the payment of any front-end sales charge. Pursuant to applicable regulation, total return shown for the Institutional Classes for the periods prior to the commencement of operations of such Classes is calculated by taking the performance of the respective Class A Shares and adjusting it to reflect the elimination of all sales charges. However, for those periods, no adjustment has been made to eliminate the impact of 12b-1 payments by Class A Shares, and performance for the Institutional Classes would have been affected had such an adjustment been made.

          The average annual total return for Class B Shares and Class C Shares including deferred sales charge reflects the deduction of the applicable CDSC that would be paid if the shares were redeemed at April 30, 1999. The average annual total return for Class B Shares and Class C Shares excluding deferred sales charge assumes the shares were not redeemed at April 30, 1999 and therefore does not reflect the deduction of a CDSC.

         Securities prices fluctuated during the periods covered and past results should not be considered as representative of future performance.

Average Annual Total Return (1)
------------------------------------------------------------------------------------------------------------------------
                               1 YEAR ENDED       3 YEARS ENDED      5 YEARS ENDED      10 YEARS ENDED     LIFE OF FUND
                               4/30/99            4/30/99            4/30/99            4/30/99
------------------------------------------------------------------------------------------------------------------------
AGGRESSIVE GROWTH FUND
------------------------------------------------------------------------------------------------------------------------
CLASS A
(AT OFFER) (2)
(INCEPTION 5/16/94)
------------------------------------------------------------------------------------------------------------------------
CLASS A
(AT NAV)
(INCEPTION 5/16/94)
------------------------------------------------------------------------------------------------------------------------
CLASS B
(INCLUDING CDSC) (3)
(INCEPTION 4/16/96)
------------------------------------------------------------------------------------------------------------------------
CLASS B
(EXCLUDING CDSC)
(INCEPTION 4/16/96)
------------------------------------------------------------------------------------------------------------------------
CLASS C
(INCLUDING CDSC)
(INCEPTION 5/20/94)
------------------------------------------------------------------------------------------------------------------------
CLASS C
(EXCLUDING CDSC)
(INCEPTION 5/20/94)
------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
(INCEPTION 8/29/97)
------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------
                               1 YEAR ENDED       3 YEARS ENDED      5 YEARS ENDED      10 YEARS ENDED     LIFE OF FUND
                               4/30/99            4/30/99            4/30/99            4/30/99
------------------------------------------------------------------------------------------------------------------------
GROWTH STOCK FUND
------------------------------------------------------------------------------------------------------------------------
CLASS A
(AT OFFER) (2)
(INCEPTION 8/1/85)
------------------------------------------------------------------------------------------------------------------------
CLASS A
(AT NAV)
(INCEPTION 8/1/85)
------------------------------------------------------------------------------------------------------------------------
CLASS B
(INCLUDING CDSC) (3)
(INCEPTION 9/8/95)
------------------------------------------------------------------------------------------------------------------------
CLASS B
(EXCLUDING CDSC)
(INCEPTION 9/8/95)
------------------------------------------------------------------------------------------------------------------------
CLASS C
(INCLUDING CDSC)
(INCEPTION 10/21/95)
------------------------------------------------------------------------------------------------------------------------
CLASS C
(EXCLUDING CDSC)
(INCEPTION 10/21/95)
------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
(INCEPTION 8/29/97)
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
TAX-EFFICIENT EQUITY FUND
------------------------------------------------------------------------------------------------------------------------
CLASS A
(AT OFFER) (2)(4)
(INCEPTION 8/1/85)
------------------------------------------------------------------------------------------------------------------------
CLASS A (4)
(AT NAV)
(INCEPTION 8/1/85)
------------------------------------------------------------------------------------------------------------------------
CLASS B
(INCLUDING CDSC) (3)
(INCEPTION 9/8/95)
------------------------------------------------------------------------------------------------------------------------
CLASS B
(EXCLUDING CDSC)
(INCEPTION 9/8/95)
------------------------------------------------------------------------------------------------------------------------
CLASS C
(INCLUDING CDSC)
(INCEPTION 10/21/95)
------------------------------------------------------------------------------------------------------------------------
CLASS C
(EXCLUDING CDSC)
(INCEPTION 10/21/95)
------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
(INCEPTION 8/29/97)
------------------------------------------------------------------------------------------------------------------------

(1) REFLECTS THE VOLUNTARY WAIVERS IN EFFECT DURING THE PERIODS.
(2) EFFECTIVE NOVEMBER 2, 1998, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%.
    THE ABOVE PERFORMANCE NUMBERS ARE CALCULATED USING 5.75% AS THE APPLICABLE SALES CHARGE FOR ALL TIME PERIODS.
(3) EFFECTIVE NOVEMBER 2, 1998, THE CDSC SCHEDULE FOR CLASS B SHARES INCREASED AS FOLLOWS: (I) 5% IF SHARES ARE REDEEMED WITHIN ONE YEAR OF PURCHASE (II) 4% IF SHARES ARE REDEEMED WITH TWO YEARS OF PURCHASE; (III) 3% IF SHARES ARE REDEEMED DURING THE THIRD OR FOURTH YEAR FOLLOWING PURCHASE; (IV) 2% IF SHARES ARE REDEEMED DURING THE FIFTH YEAR FOLLOWING PURCHASE; (V) 1% IF SHARES ARE REDEEMED DURING THE SIXTH YEAR FOLLOWING PURCHASE; AND (V) 0% THEREAFTER. THE ABOVE FIGURES HAVE BEEN CALCULATED USING THIS NEW SCHEDULE.
(4) FOR THE PERIOD BEGINNING FEBRUARY 1, 1998 THROUGH [ ], THE DISTRIBUTOR HAS ELECTED VOLUNTARILY TO WAIVE 0.05% OF THE 0.30% 12B-1 PLAN EXPENSES OTHERWISE PAYABLE BY THE FUND WITH RESPECT TO CLASS A SHARES. SUCH WAIVER WILL HAVE FAVORABLE IMPACT ON THE PERFORMANCE OF CLASS A SHARES.

         From time to time, each Fund may also quote its Classes' actual total return performance, dividend results and other performance information in advertising and other types of literature. This information may be compared to that of other mutual funds with similar investment objectives and to stock, bond and other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance of a Fund (or Fund Class) maybe compared to data prepared by Lipper Analytical Services, Inc., Morningstar, Inc. or to the S&P 500 Index or the Dow Jones Industrial Average.

         Lipper Analytical Services, Inc. maintains statistical performance databases, as reported by a diverse universe of independently-managed mutual funds. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare a Fund's performance to another fund in appropriate categories over specific time periods also may be quoted in advertising and other types of literature. The S&P 500 Stock Index and the Dow Jones Industrial Average are industry-accepted unmanaged indices of stocks which are representative of and used to measure broad stock market performance. The total return performance reported for these indices will reflect the reinvestment of all distributions on a quarterly basis and market price fluctuations. The indices do not take into account any sales charge or other fees. A direct investment in an unmanaged index is not possible. In seeking a particular investment objective, a Fund's portfolio may include common stocks considered by the Manager to be more aggressive than those tracked by these indices.

         The performance of multiple indices compiled and maintained by statistical research firms, such as Salomon Brothers and Lehman Brothers, may be combined to create a blended performance result for comparative purposes. Generally, the indices selected will be representative of the types of securities in which the Funds may invest and the assumptions that were used in calculating the blended performance will be described.

        Ibbotson Associates of Chicago, Illinois ("Ibbotson") provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the Consumer Price Index), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices. The Funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the Funds. The Funds may also compare performance to that of other compilations or indices that may be developed and made available in the future.

         The Funds may include discussions or illustrations of the potential investment goals of a prospective investor (including materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting, questionnaires designed to help create a personal financial profile, worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return and action plans offering investment alternatives), investment management techniques, policies or investment suitability of a Fund (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer, automatic account rebalancing, the advantages and disadvantages of investing in tax-deferred and taxable investments), economic and political conditions, the relationship between sectors of the economy and the economy as a whole, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury bills. From time to time advertisements, sales literature, communications to shareholders or other materials may summarize the substance of information contained in shareholder reports (including the investment composition of a Fund), as well as the views as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to a Fund. In addition, selected indices may be used to illustrate historic performance of selected asset classes. The Funds may also include in advertisements, sales literature, communications to shareholders or other materials, charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, stocks, bonds, treasury bills and shares of a Fund. In addition, advertisements, sales literature, communications to shareholders or other materials may include a discussion of certain attributes or benefits to be derived by an investment in a Fund and/or other mutual funds, shareholder profiles and hypothetical investor scenarios, timely information on financial management, tax and retirement planning (such as information on Roth IRAs and Education IRAs) and investment alternative to certificates of deposit and other financial instruments. Such sales literature, communications to shareholders or other materials may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein.

         Materials may refer to the CUSIP numbers of the Funds and may illustrate how to find the listings of the Funds in newspapers and periodicals. Materials may also include discussions of other Funds, products, and services.

         The Funds may quote various measures of volatility and benchmark correlation in advertising. In addition, the Funds may compare these measures to those of other funds. Measures of volatility seek to compare the historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. Measures of volatility and correlation may be calculated using averages of historical data. A Fund may advertise its current interest rate sensitivity, duration, weighted average maturity or similar maturity characteristics. Advertisements and sales materials relating to a Fund may include information regarding the background and experience of its portfolio managers.

         The following tables are examples, for purposes of illustration only, of cumulative total return performance for Class A Shares, Class B Shares, Class C Shares and Institutional Classes of each Fund through April 30, 1999. Pursuant to applicable regulation, total return shown for the Institutional Classes of the Funds for the periods prior to the commencement of operations of such Classes is calculated by taking the performance of the respective Class A Shares and adjusting it to reflect the elimination of all sales charges. However, for those periods, no adjustment has been made to eliminate the impact of 12b-1 payments by the Class A Shares, and performance for the Institutional Classes would have been affected had such an adjustment been made. For these purposes, the calculations assume the reinvestment of any realized securities profits distributions and income dividends paid during the indicated periods, but does not reflect any income taxes payable by shareholders on the reinvested distributions. The performance of Class A Shares reflects the maximum front-end sales charge paid on the purchases of shares but may also be shown without reflecting the impact of any front-end sales charge. The performance of Class B Shares and Class C Shares is calculated both with the applicable CDSC included and excluded. Past performance is no guarantee of future results. Performance shown for short periods of time may not be representative of longer term results.


Cumulative Total Return (1)
------------------------------------------------------------------------------------------------------------------------------------
                               3 MONTHS    6 MONTHS     9 MONTHS      1 YEAR       3 YEARS     5 YEARS      10 YEARS   LIFE OF FUND
                               ENDED       ENDED        ENDED         ENDED        ENDED       ENDED        ENDED
                               4/30/99     4/30/99      4/30/99       4/30/99      4/30/99     4/30/99      4/30/99
------------------------------------------------------------------------------------------------------------------------------------
AGGRESSIVE GROWTH FUND
------------------------------------------------------------------------------------------------------------------------------------
CLASS A
(AT OFFER) (2)
(INCEPTION 5/16/94)
------------------------------------------------------------------------------------------------------------------------------------
CLASS A
(AT NAV)
(INCEPTION 5/16/94)
------------------------------------------------------------------------------------------------------------------------------------
CLASS B
(INCLUDING CDSC) (3)
(INCEPTION 4/16/96)
------------------------------------------------------------------------------------------------------------------------------------
CLASS B
(EXCLUDING CDSC)
(INCEPTION 4/16/96)
------------------------------------------------------------------------------------------------------------------------------------
CLASS C
(INCLUDING CDSC)
(INCEPTION 5/20/94)
------------------------------------------------------------------------------------------------------------------------------------
CLASS C
(EXCLUDING CDSC)
(INCEPTION 5/20/94)
------------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
(INCEPTION 8/29/97)
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
GROWTH STOCK FUND
------------------------------------------------------------------------------------------------------------------------------------
CLASS A
(AT OFFER) (2)
(INCEPTION 8/1/85)
------------------------------------------------------------------------------------------------------------------------------------
CLASS A
(AT NAV)
(INCEPTION 8/1/85)
------------------------------------------------------------------------------------------------------------------------------------
CLASS B
(INCLUDING CDSC) (3)
(INCEPTION 9/8/95)
------------------------------------------------------------------------------------------------------------------------------------
CLASS B
(EXCLUDING CDSC)
(INCEPTION 9/8/95)
------------------------------------------------------------------------------------------------------------------------------------
CLASS C
(INCLUDING CDSC)
(INCEPTION 10/21/95)
------------------------------------------------------------------------------------------------------------------------------------
CLASS C
(EXCLUDING CDSC)
(INCEPTION 10/21/95)
------------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
(INCEPTION 8/29/97)
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
TAX-EFFICIENT EQUITY FUND
------------------------------------------------------------------------------------------------------------------------------------
CLASS A
(AT OFFER) (2) (4)
(INCEPTION 8/1/85)
------------------------------------------------------------------------------------------------------------------------------------
CLASS A
(AT NAV) (4)
(INCEPTION 8/1/85)
------------------------------------------------------------------------------------------------------------------------------------
CLASS B
(INCLUDING CDSC) (3)
(INCEPTION 9/8/95)
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                               3 MONTHS    6 MONTHS     9 MONTHS      1 YEAR       3 YEARS     5 YEARS      10 YEARS   LIFE OF FUND
                               ENDED       ENDED        ENDED         ENDED        ENDED       ENDED        ENDED
                               4/30/99     4/30/99      4/30/99       4/30/99      4/30/99     4/30/99      4/30/99
------------------------------------------------------------------------------------------------------------------------------------
CLASS B
(EXCLUDING CDSC)
(INCEPTION 9/8/95)
------------------------------------------------------------------------------------------------------------------------------------
CLASS C
(INCLUDING CDSC)
(INCEPTION 10/21/95)
------------------------------------------------------------------------------------------------------------------------------------
CLASS C
(EXCLUDING CDSC)
(INCEPTION 10/21/95)
------------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
(INCEPTION 8/29/97)
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

(1) REFLECTS THE VOLUNTARY WAIVERS IN EFFECT DURING THE PERIODS.
(3) EFFECTIVE NOVEMBER 2, 1998, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%.
    THE ABOVE PERFORMANCE NUMBERS ARE CALCULATED USING 5.75% AS THE APPLICABLE SALES CHARGE FOR ALL TIME PERIODS.
(3) EFFECTIVE NOVEMBER 2, 1998, THE CDSC SCHEDULE FOR CLASS B SHARES INCREASED AS FOLLOWS: (I) 5% IF SHARES ARE REDEEMED WITHIN ONE YEAR OF PURCHASE (II) 4% IF SHARES ARE REDEEMED WITH TWO YEARS OF PURCHASE; (III) 3% IF SHARES ARE REDEEMED DURING THE THIRD OR FOURTH YEAR FOLLOWING PURCHASE; (IV) 2% IF SHARES ARE REDEEMED DURING THE FIFTH YEAR FOLLOWING PURCHASE; (V) 1% IF SHARES ARE REDEEMED DURING THE SIXTH YEAR FOLLOWING PURCHASE; AND (V) 0% THEREAFTER. THE ABOVE FIGURES HAVE BEEN CALCULATED USING THIS NEW SCHEDULE.
(4) For the period beginning February 1, 1998 through [ ], the Distributor has elected voluntarily to waive 0.05% of the 0.30% 12b-1 plan expenses otherwise payable by the Fund with respect to Class A Shares. Such waiver will have favorable impact on the performance of Class A Shares.

          Because every investor's goals and risk threshold are different, the Distributor, as distributor for the Funds and other mutual funds in the Delaware Investments family, will provide general information about investment alternatives and scenarios that will allow investors to assess their personal goals. This information will include general material about investing as well as materials reinforcing various industry-accepted principles of prudent and responsible personal financial planning. One typical way of addressing these issues is to compare an individual's goals and the length of time the individual has to attain these goals to his or her risk threshold. In addition, the Distributor will provide information that discusses the overriding investment philosophy of the Manager or Sub-Adviser and how that philosophy impacts, investment disciplines employed in seeking the objectives of the Funds and other funds in the Delaware Investments family. The Distributor may also from time to time cite general or specific information about the institutional clients of the Manager or Sub-Adviser, including the number of such clients serviced such persons.

THE POWER OF COMPOUNDING

          When you opt to reinvest your current income for additional Fund shares, your investment is given yet another opportunity to grow. It's called the Power of Compounding. Each Fund may include illustrations showing the power of compounding in advertisements and other types of literature.

TRADING PRACTICES AND BROKERAGE

          Mutual Funds III, Inc. selects brokers or dealers to execute transactions on behalf of a Fund for the purchase or sale of portfolio securities on the basis of its judgment of their professional capability to provide the service. The primary consideration is to have brokers or dealers execute transactions at best price and execution. Best price and execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. Some trades are made on a net basis where a Fund either buys securities directly from the dealer or sells them to the dealer. In these instances, there is no direct commission charged but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission. When a commission is paid, the Fund involved pays reasonably competitive brokerage commission rates based upon the professional knowledge of its trading department as to rates paid and charged for similar transactions throughout the securities industry. In some instances, the Fund pays a minimal share transaction cost when the transaction presents no difficulty.

          During the past three fiscal years, the aggregate dollar amounts of brokerage commissions paid by each Fund were as follows:

              ------------------------------------------------------------
                                       4/30/99     4/30/98       4/30/97
              ------------------------------------------------------------
              AGGRESSIVE GROWTH FUND               $97,366       $6,768
              ------------------------------------------------------------
              GROWTH STOCK FUND                    14,280        22,332
              ------------------------------------------------------------
              TAX-EFFICIENT EQUITY                 23,745        N/A
              FUND(1)
              ------------------------------------------------------------

(1) Date of initial public offering of Tax-Efficient Equity Fund was June 27, 1998.

         The Manager may allocate out of all commission business generated by all of the funds and accounts under its management, brokerage business to brokers or dealers who provide brokerage and research services. These services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software and hardware used in security analyses; and providing portfolio performance evaluation and technical market analyses. Such services are used by the Manager in connection with its investment decision-making process with respect to one or more funds and accounts managed by it, and may not be used, or used exclusively, with respect to the fund or account generating the brokerage.

         During the fiscal year ended April 30, 1999, portfolio transactions of the following Funds, in the amounts listed below, resulting in brokerage commissions in the amounts listed below, were directed to brokers for brokerage and research services provided:

         ----------------------------------------------------------------------
                                        PORTFOLIO         BROKERAGE COMMISSIONS
                                   TRANSACTIONS AMOUNTS          AMOUNTS
         ----------------------------------------------------------------------
         AGGRESSIVE GROWTH FUND
         ----------------------------------------------------------------------
         GROWTH STOCK FUND
         ----------------------------------------------------------------------
         TAX-EFFICIENT EQUITY FUND
         ----------------------------------------------------------------------

         As provided in the 1934 Act and each Fund's Investment Management Agreement, higher commissions are permitted to be paid to broker/dealers who provide brokerage and research services than to broker/dealers who do not provide such services if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker/dealers who provide such brokerage and research services, the Funds believe that the commissions paid to such broker/dealers are not, in general, higher than commissions that would be paid to broker/dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In some instances, services may be provided to the Manager which constitute in some part brokerage and research services used by the Manager in connection with its investment decision-making process and constitute in some part services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In such cases, the Manager will make a good faith allocation of brokerage and research services and will pay out of its own resources for services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In addition, so long as no fund is disadvantaged, portfolio transactions which generate commissions or their equivalent are allocated to broker/dealers who provide daily portfolio pricing services to a Fund and to other funds in the Delaware Investments family. Subject to best price and execution, commissions allocated to brokers providing such pricing services may or may not be generated by the funds receiving the pricing service.

         The Manager may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. When a combined order is executed in a series of transactions at different prices, each account participating in the order may be allocated an average price obtained from the executing broker. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or fund may obtain, it is the opinion of the Manager and Mutual Funds III, Inc.'s Board of Directors that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

         Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. (the "NASD"), and subject to seeking best price and execution, the Funds may place orders with broker/dealers that have agreed to defray certain expenses of the funds in the Delaware Investments family such as custodian fees, and may, at the request of the Distributor, give consideration to sales of such funds' shares as a factor in the selection of brokers and dealers to execute Fund portfolio transactions.

PORTFOLIO TURNOVER
         Portfolio trading will be undertaken principally to accomplish a Fund's objective in relation to anticipated movements in the general level of interest rates. The Funds are free to dispose of portfolio securities at any time, subject to complying with the Code and the 1940 Act, when changes in circumstances or conditions make such a move desirable in light of the investment objective. The Funds will not attempt to achieve or be limited to a predetermined rate of portfolio turnover, such a turnover always being incidental to transactions undertaken with a view to achieving a Fund's investment objective. However, it is generally anticipated that a Fund's portfolio turnover rate will be less than 100%.

         The degree of portfolio activity may affect brokerage costs of a Fund and taxes payable by a Fund's shareholders to the extent of any net realized capital gains. Each Fund's portfolio turnover rate is not expected to exceed 100%; however, under certain market conditions a Fund may experience a rate of portfolio turnover which could exceed 100%. Each Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular fiscal year by the monthly average of the value of the portfolio securities owned by such Fund during the particular fiscal year, exclusive of securities whose maturities at the time of acquisition are one year or less. A turnover rate of 100% would occur, for example, if all the investments in a Fund's portfolio at the beginning of the year were replaced by the end of the year. A higher portfolio turnover rate is often a normal by-product of an enthusiastic market.

         During the past two fiscal years, portfolio turnover rates were AS
FOLLOWS:

                -----------------------------------------------------
                                              1999      1998
                -----------------------------------------------------
                AGGRESSIVE GROWTH FUND                  356%
                -----------------------------------------------------
                GROWTH STOCK FUND                       9%
                -----------------------------------------------------
                TAX-EFFICIENT EQUITY FUND*              14%**
                -----------------------------------------------------

*DATE OF INITIAL PUBLIC OFFERING WAS JUNE 27, 1997.
**ANNUALIZED.

         Each Fund may hold securities for any period of time. A Fund's portfolio turnover will be increased if the Fund writes a large number of call options which are subsequently exercised. The portfolio turnover rate also may be affected by cash requirements from redemptions and repurchases of Fund shares. Total brokerage costs generally increase with higher portfolio turnover rates.

PURCHASING SHARES

         The Distributor serves as the national distributor for each Fund's classes of shares - Class A Shares, Class B Shares, Class C Shares and the Institutional Class, and has agreed to use its best efforts to sell shares of each Fund. See the Prospectuses for additional information on how to invest. Shares of the Funds are offered on a continuous basis, and may be purchased through authorized investment dealers or directly by contacting Mutual Funds III, Inc. or the Distributor.

         The minimum initial investment generally is $1,000 for Class A Shares, Class B Shares and Class C Shares. Subsequent purchases of such classes generally must be at least $100. The initial and subsequent minimum investments for Class A Shares will be waived for purchases by officers, directors and employees of any fund in the Delaware Investments family, the Manager or any of the its affiliates if the purchases are made pursuant to a payroll deduction program. Shares purchased pursuant to the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act and shares purchased in connection with an Automatic Investing Plan are subject to a minimum initial purchase of $250 and a minimum subsequent purchase of $25. Accounts opened under the Asset Planner service are subject to a minimum initial investment of $2,000 per Asset Planner Strategy selected. There are no minimum purchase requirements for the Funds' Institutional Classes, but certain eligibility requirements must be satisfied.

         Each purchase of Class B Shares is subject to a maximum purchase limitation of $250,000. For Class C Shares, each purchase must be in an amount that is less than $1,000,000. See Investment Plans for purchase limitations applicable to retirement plans. Mutual Funds III, Inc. will reject any purchase order for more than $250,000 of Class B Shares and $1,000,000 or more of Class C Shares. An investor may exceed these limitations by making cumulative purchases over a period of time. An investor should keep in mind, however, that reduced front-end sales charges apply to investments of $100,000 or more in Class A Shares, and that Class A Shares are subject to lower annual 12b-1 Plan expenses than Class B Shares and Class C Shares and generally are not subject to a CDSC.

          Selling dealers are responsible for transmitting orders promptly. Mutual Funds III, Inc. reserves the right to reject any order for the purchase of shares of a Fund if in the opinion of management such rejection is in such Fund's best interests. IF A PURCHASE IS CANCELED BECAUSE YOUR CHECK IS RETURNED UNPAID, YOU ARE RESPONSIBLE FOR ANY LOSS INCURRED. A FUND CAN REDEEM SHARES FROM YOUR ACCOUNT(S) TO REIMBURSE ITSELF FOR ANY LOSS, AND YOU MAY BE RESTRICTED FROM MAKING FUTURE PURCHASES IN ANY OF THE FUNDS IN THE DELAWARE INVESTMENTS FAMILY. EACH FUND RESERVES THE RIGHT TO REJECT PURCHASE ORDERS PAID BY THIRD-PARTY CHECKS OR CHECKS THAT ARE NOT DRAWN ON A DOMESTIC BRANCH OF A UNITED STATES FINANCIAL INSTITUTION. IF A CHECK DRAWN ON A FOREIGN FINANCIAL INSTITUTION IS ACCEPTED, YOU MAY BE SUBJECT TO ADDITIONAL BANK CHARGES FOR CLEARANCE AND CURRENCY CONVERSION.

          EACH FUND ALSO RESERVES THE RIGHT, FOLLOWING SHAREHOLDER NOTIFICATION, TO CHARGE A SERVICE FEE ON NON-RETIREMENT ACCOUNTS THAT, AS A RESULT OF REDEMPTION, HAVE REMAINED BELOW THE MINIMUM STATED ACCOUNT BALANCE FOR A PERIOD OF THREE OR MORE CONSECUTIVE MONTHS. HOLDERS OF SUCH ACCOUNTS MAY BE NOTIFIED OF THEIR INSUFFICIENT ACCOUNT BALANCE AND ADVISED THAT THEY HAVE UNTIL THE END OF THE CURRENT CALENDAR QUARTER TO RAISE THEIR BALANCE TO THE STATED MINIMUM. IF THE ACCOUNT HAS NOT REACHED THE MINIMUM BALANCE REQUIREMENT BY THAT TIME, THE FUND WILL CHARGE A $9 FEE FOR THAT QUARTER AND EACH SUBSEQUENT CALENDAR QUARTER UNTIL THE ACCOUNT IS BROUGHT UP TO THE MINIMUM BALANCE. THE SERVICE FEE WILL BE DEDUCTED FROM THE ACCOUNT DURING THE FIRST WEEK OF EACH CALENDAR QUARTER FOR THE PREVIOUS QUARTER, AND WILL BE USED TO HELP DEFRAY THE COST OF MAINTAINING LOW-BALANCE ACCOUNTS. NO FEES WILL BE CHARGED WITHOUT PROPER NOTICE, AND NO CDSC WILL APPLY TO SUCH ASSESSMENTS.

          EACH FUND ALSO RESERVES THE RIGHT, UPON 60 DAYS' WRITTEN NOTICE, TO INVOLUNTARILY REDEEM ACCOUNTS THAT REMAIN UNDER THE MINIMUM INITIAL PURCHASE AMOUNT AS A RESULT OF REDEMPTIONS. AN INVESTOR MAKING THE MINIMUM INITIAL INVESTMENT MAY BE SUBJECT TO INVOLUNTARY REDEMPTION WITHOUT THE IMPOSITION OF A CDSC OR LIMITED CDSC IF HE OR SHE REDEEMS ANY PORTION OF HIS OR HER ACCOUNT.

         The NASD has adopted Conduct Rules, as amended, relating to investment company sales charges. Mutual Funds III, Inc. and the Distributor intend to operate in compliance with these rules.

         Class A Shares are purchased at the offering price which reflects a maximum front-end sales charge of 5.75%; however, lower front-end sales charges apply for larger purchases. Class A Shares are also subject to annual 12b-1 Plan expenses for the life of the investment. The Distributor has voluntarily elected to waive the payment of 0.05% of the 12b-1 Plan expenses by the Tax-Efficient Equity Fund A Class from February 1, 1998 through [ ]. As a result, the 12b-1 Plan expenses payable by Tax-Efficient Equity Fund A Class during the waiver period will be 0.25%.

          Class B Shares are purchased at net asset value and are subject to a CDSC of: (i) 5% if shares are redeemed within ONE YEAR OF PURCHASE; (II) 4% IF SHARES ARE REDEEMED WITHIN two years of purchase; (iii) 3% if shares are redeemed during the third or fourth year following purchase; (iv) 2% if shares are redeemed during the fifth year following purchase; and (v) 1% if shares are redeemed during the sixth year following purchase. Class B Shares are also subject to annual 12b-1 Plan expenses which are higher than those to which Class A Shares are subject and are assessed against Class B Shares for approximately eight years after purchase. See Automatic Conversion of Class B Shares, below.

         Class C Shares are purchased at net asset value and are subject to a CDSC of 1% if shares are redeemed within 12 months following purchase. Class C Shares are also subject to annual 12b-1 Plan expenses for the life of the investment which are equal to those to which Class B Shares are subject.

         Institutional Class shares are purchased at the net asset value per share without the imposition of a front-end or contingent deferred sales charge or 12b-1 Plan expenses. See Determining Offering Price and Net Asset Value and Plans Under Rule 12b-1 for the Fund Classes in this Part B.

         Class A Shares, Class B Shares, Class C Shares and Institutional Class shares represent a proportionate interest in a Fund's assets and will receive a proportionate interest in that Fund's income, before application, as to Class A, Class B and Class C Shares, of any expenses under that Fund's 12b-1 Plans.

         Certificates representing shares purchased are not ordinarily issued in Class A Shares, unless a shareholder submits a specific request. Certificates are not issued in the case of Class B Shares or Class C Shares or in the case of any retirement plan account including self-directed IRAs. However, purchases not involving the issuance of certificates are confirmed to the investor and credited to the shareholder's account on the books maintained by Delaware Service Company, Inc. (the "Transfer Agent"). The investor will have the same rights of ownership with respect to such shares as if certificates had been issued. An investor that is permitted to obtain a certificate may receive a certificate representing full share denominations purchased by sending a letter signed by each owner of the account to the Transfer Agent requesting the certificate. No charge is assessed by Mutual Funds III, Inc. for any certificate issued. A shareholder may be subject to fees for replacement of a lost or stolen certificate under certain conditions, including the cost of obtaining a bond covering the lost or stolen certificate. Please contact the Funds for further information. Investors who hold certificates representing any of their shares may only redeem those shares by written request. The investor's certificate(s) must accompany such request.

ALTERNATIVE PURCHASE ARRANGEMENTS

          The alternative purchase arrangements of Class A SHARES, Class B SHARES and Class C Shares permit investors to choose the method of purchasing shares that is most suitable for their needs given the amount of their purchase, the length of time they expect to hold their shares and other relevant circumstances. Investors should determine whether, given their particular circumstances, it is more advantageous to purchase Class A Shares and incur a front-end sales charge and annual 12b-1 Plan expenses of up to a maximum of 0.25% OF THE AVERAGE DAILY NET ASSETS OF CLASS A SHARES OF Aggressive Growth Fund and Growth Stock Fund and 0.30% of the average daily net assets of Class A Shares OF TAX-EFFICIENT EQUITY FUND, or to purchase either Class B or Class C Shares and have the entire initial purchase amount invested in the Fund with the investment thereafter subject to a CDSC and annual 12b-1 Plan expenses. CLASS B SHARES ARE SUBJECT TO A CDSC IF THE SHARES ARE REDEEMED WITHIN SIX YEARS OF PURCHASE, AND CLASS C SHARES ARE SUBJECT TO A CDSC IF THE SHARES ARE REDEEMED WITHIN 12 MONTHS OF PURCHASE. CLASS B AND CLASS C SHARES ARE EACH SUBJECT TO ANNUAL 12B-1 PLAN EXPENSES OF UP TO A MAXIMUM OF 1% (0.25% OF WHICH ARE SERVICE FEES TO BE PAID TO THE DISTRIBUTOR, DEALERS OR OTHERS FOR PROVIDING PERSONAL SERVICE AND/OR MAINTAINING SHAREHOLDER ACCOUNTS) OF AVERAGE DAILY NET ASSETS OF THE RESPECTIVE CLASS. CLASS B SHARES WILL AUTOMATICALLY CONVERT TO CLASS A SHARES AT THE END OF APPROXIMATELY EIGHT YEARS AFTER PURCHASE AND, THEREAFTER, BE SUBJECT TO CLASS A SHARES' ANNUAL 12B-1 PLAN EXPENSES. UNLIKE CLASS B SHARES, CLASS C SHARES DO NOT CONVERT TO ANOTHER CLASS.

          THE HIGHER 12B-1 PLAN EXPENSES ON CLASS B SHARES AND CLASS C SHARES WILL BE OFFSET TO THE EXTENT A RETURN IS REALIZED ON THE ADDITIONAL MONEY INITIALLY INVESTED UPON THE PURCHASE OF SUCH SHARES. HOWEVER, THERE CAN BE NO ASSURANCE AS TO THE RETURN, IF ANY, THAT WILL BE REALIZED ON SUCH ADDITIONAL MONEY. IN ADDITION, THE EFFECT OF ANY RETURN EARNED ON SUCH ADDITIONAL MONEY WILL DIMINISH OVER TIME. IN COMPARING CLASS B SHARES TO CLASS C SHARES, INVESTORS SHOULD ALSO CONSIDER THE DURATION OF THE ANNUAL 12B-1 PLAN EXPENSES TO WHICH EACH OF THE CLASSES IS SUBJECT AND THE DESIRABILITY OF AN AUTOMATIC CONVERSION FEATURE, WHICH IS AVAILABLE ONLY FOR CLASS B SHARES.

          FOR THE DISTRIBUTION AND RELATED SERVICES PROVIDED TO, AND THE EXPENSES BORNE ON BEHALF OF, THE FUNDS, THE DISTRIBUTOR AND OTHERS WILL BE PAID, IN THE CASE OF CLASS A SHARES, FROM THE PROCEEDS OF THE FRONT-END SALES CHARGE AND 12B-1 PLAN FEES AND, IN THE CASE OF CLASS B SHARES AND CLASS C SHARES, FROM THE PROCEEDS OF THE 12B-1 PLAN FEES AND, IF APPLICABLE, THE CDSC INCURRED UPON REDEMPTION. FINANCIAL ADVISERS MAY RECEIVE DIFFERENT COMPENSATION FOR SELLING CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES. INVESTORS SHOULD UNDERSTAND THAT THE PURPOSE AND FUNCTION OF THE RESPECTIVE 12B-1 PLANS AND THE CDSCS APPLICABLE TO CLASS B SHARES AND CLASS C SHARES ARE THE SAME AS THOSE OF THE 12B-1 PLAN AND THE FRONT-END SALES CHARGE APPLICABLE TO CLASS A SHARES IN THAT SUCH FEES AND CHARGES ARE USED TO FINANCE THE DISTRIBUTION OF THE RESPECTIVE CLASSES. SEE PLANS UNDER RULE 12B-1 FOR THE FUND CLASSES.

          DIVIDENDS, IF ANY, PAID ON CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES WILL BE CALCULATED IN THE SAME MANNER, AT THE SAME TIME AND ON THE SAME DAY AND WILL BE IN THE SAME AMOUNT, EXCEPT THAT THE ADDITIONAL AMOUNT OF 12B-1 PLAN EXPENSES RELATING TO CLASS B SHARES AND CLASS C SHARES WILL BE BORNE EXCLUSIVELY BY SUCH SHARES. SEE DETERMINING OFFERING PRICE AND NET ASSET VALUE.

CLASS A SHARES
          Purchases of $50,000 or more of Class A Shares at the offering price carry reduced front-end sales charges AS SHOWN IN THE TABLE IN THE FUND CLASSES' PROSPECTUS, and may include a series of purchases over a 13-month period under a Letter of Intention signed by the purchaser. See SPECIAL PURCHASE FEATURES - CLASS A SHARES, BELOW FOR MORE INFORMATION ON WAYS IN WHICH INVESTORS CAN AVAIL THEMSELVES OF reduced front-end sales charges and other purchase features.

          FROM TIME TO TIME, UPON WRITTEN NOTICE TO ALL OF ITS DEALERS, THE DISTRIBUTOR MAY HOLD SPECIAL PROMOTIONS FOR SPECIFIED PERIODS DURING WHICH THE DISTRIBUTOR MAY REALLOW TO DEALERS UP TO THE FULL AMOUNT OF THE FRONT-END SALES. IN ADDITION, CERTAIN dealers who enter into an agreement to provide extra training and information on Delaware Investments products and services and who increase sales of Delaware Investments FUNDS may receive an additional commission of up to 0.15% of the offering price in connection with sales of Class A Shares. Such dealers must meet certain requirements in terms of organization and distribution capabilities and their ability to increase sales. The Distributor should be contacted for further information on these requirements as well as the basis and circumstances upon which the additional commission will be paid. Participating dealers may be deemed to have additional responsibilities under the securities laws. DEALERS WHO RECEIVE 90% OR MORE OF THE SALES CHARGE MAY BE DEEMED TO BE UNDERWRITERS UNDER THE 1933 ACT.

DEALER'S COMMISSION
          As described IN THE PROSPECTUS, for initial purchases of Class A Shares of $1,000,000 or more, a dealer's commission may be paid by the Distributor to financial advisers through whom such purchases are effected.

         FOR ACCOUNTS WITH ASSETS OVER $1 MILLION, THE DEALER COMMISSION RESETS ANNUALLY TO THE HIGHEST INCREMENTAL COMMISSION RATE ON THE ANNIVERSARY OF THE FIRST PURCHASE. IN DETERMINING A FINANCIAL ADVISER'S ELIGIBILITY FOR THE DEALER'S COMMISSION, PURCHASES OF CLASS A SHARES OF OTHER DELAWARE INVESTMENTS FUNDS AS TO WHICH A LIMITED CDSC APPLIES (SEE CONTINGENT DEFERRED SALES CHARGE FOR CERTAIN REDEMPTIONS OF CLASS A SHARES PURCHASED AT NET ASSET VALUE UNDER REDEMPTION AND EXCHANGE) MAY BE AGGREGATED WITH THOSE OF THE CLASS A SHARES OF A FUND. FINANCIAL ADVISERS ALSO MAY BE ELIGIBLE FOR A DEALER'S COMMISSION IN CONNECTION WITH CERTAIN PURCHASES MADE UNDER A LETTER OF INTENTION OR PURSUANT TO AN INVESTOR'S RIGHT OF ACCUMULATION. FINANCIAL ADVISERS SHOULD CONTACT THE DISTRIBUTOR CONCERNING THE APPLICABILITY AND CALCULATION OF THE DEALER'S COMMISSION IN THE CASE OF COMBINED PURCHASES.

         AN EXCHANGE FROM OTHER DELAWARE INVESTMENTS FUNDS WILL NOT QUALIFY FOR PAYMENT OF THE DEALER'S COMMISSION, UNLESS A DEALER'S COMMISSION OR SIMILAR PAYMENT HAS NOT BEEN PREVIOUSLY PAID ON THE ASSETS BEING EXCHANGED. THE SCHEDULE AND PROGRAM FOR PAYMENT OF THE DEALER'S COMMISSION ARE SUBJECT TO CHANGE OR TERMINATION AT ANY TIME BY THE DISTRIBUTOR AT ITS DISCRETION.

CONTINGENT DEFERRED SALES CHARGE - CLASS B SHARES AND CLASS C SHARES
         Class B Shares and Class C Shares are purchased without a front-end sales charge. Class B Shares redeemed within six years of purchase may be subject to a CDSC at the rates set forth above, and Class C Shares redeemed within 12 months of purchase may be subject to a CDSC of 1%. CDSCs are charged as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the net asset value at the time of purchase of the shares being redeemed or the net asset value of those shares at the time of redemption. No CDSC will be imposed on increases in net asset value above the initial purchase price, nor will a CDSC be assessed on redemptions of shares acquired through reinvestment of dividends or capital gains distributions. FOR PURPOSES OF THIS FORMULA, THE "NET ASSET VALUE AT THE TIME OF PURCHASE" WILL BE THE NET ASSET VALUE AT PURCHASE OF CLASS B SHARES OR CLASS C SHARES OF A FUND, EVEN IF THOSE SHARES ARE LATER EXCHANGED FOR SHARES OF ANOTHER DELAWARE INVESTMENTS FUND. IN THE EVENT OF AN EXCHANGE OF THE SHARES, THE "NET ASSET VALUE OF SUCH SHARES AT THE TIME OF REDEMPTION" WILL BE THE NET ASSET VALUE OF THE SHARES THAT WERE ACQUIRED IN THE EXCHANGE. See Waiver of Contingent Deferred Sales Charge--Class B SHARES and Class C Shares under Redemption and Exchange for the Fund Classes for a list of the instances in which the CDSC is waived.

         During the seventh year after purchase and, thereafter, until converted automatically into Class A Shares, Class B Shares will still be subject to the annual 12b-1 Plan expenses of up to 1% of average daily net assets of those shares. At the end of approximately eight years after purchase, the investor's Class B Shares will be automatically converted into Class A Shares of the same Fund. See Automatic Conversion of Class B Shares BELOW. Such conversion will constitute a tax-free exchange for federal income tax purposes. INVESTORS ARE REMINDED THAT THE CLASS A SHARES INTO WHICH CLASS B SHARES WILL CONVERT ARE SUBJECT TO CLASS A SHARES' ONGOING ANNUAL 12B-1 PLAN EXPENSES.

         IN DETERMINING WHETHER A CDSC APPLIES TO A REDEMPTION OF CLASS B SHARES, IT WILL BE ASSUMED THAT SHARES HELD FOR MORE THAN SIX YEARS ARE REDEEMED FIRST, FOLLOWED BY SHARES ACQUIRED THROUGH THE REINVESTMENT OF DIVIDENDS OR DISTRIBUTIONS, AND FINALLY BY SHARES HELD LONGEST DURING THE SIX-YEAR PERIOD. WITH RESPECT TO CLASS C SHARES, IT WILL BE ASSUMED THAT SHARES HELD FOR MORE THAN 12 MONTHS ARE REDEEMED FIRST FOLLOWED BY SHARES ACQUIRED THROUGH THE REINVESTMENT OF DIVIDENDS OR DISTRIBUTIONS, AND FINALLY BY SHARES HELD FOR 12 MONTHS OR LESS.

         ALL INVESTMENTS MADE DURING A CALENDAR MONTH, REGARDLESS OF WHAT DAY OF THE MONTH THE INVESTMENT OCCURRED, WILL AGE ONE MONTH ON THE LAST DAY OF THAT MONTH AND EACH SUBSEQUENT MONTH.

DEFERRED SALES CHARGE ALTERNATIVE - CLASS B SHARES
         CLASS B SHARES MAY BE PURCHASED AT NET ASSET VALUE WITHOUT A FRONT-END SALES CHARGE AND, AS A RESULT, THE FULL AMOUNT OF THE INVESTOR'S PURCHASE PAYMENT WILL BE INVESTED IN FUND SHARES. THE DISTRIBUTOR CURRENTLY COMPENSATES DEALERS OR BROKERS FOR SELLING CLASS B SHARES AT THE TIME OF PURCHASE FROM ITS OWN ASSETS IN AN AMOUNT EQUAL TO NO MORE THAN 5% OF THE DOLLAR AMOUNT PURCHASED. IN ADDITION, FROM TIME TO TIME, UPON WRITTEN NOTICE TO ALL OF ITS DEALERS, THE DISTRIBUTOR MAY HOLD SPECIAL PROMOTIONS FOR SPECIFIED PERIODS DURING WHICH THE DISTRIBUTOR MAY PAY ADDITIONAL COMPENSATION TO DEALERS OR BROKERS FOR SELLING CLASS B SHARES AT THE TIME OF PURCHASE. AS DISCUSSED BELOW, HOWEVER, CLASS B SHARES ARE SUBJECT TO ANNUAL 12B-1 PLAN EXPENSES AND, IF REDEEMED WITHIN SIX YEARS OF PURCHASE, A CDSC.

         PROCEEDS FROM THE CDSC AND THE ANNUAL 12B-1 PLAN FEES ARE PAID TO THE DISTRIBUTOR AND OTHERS FOR PROVIDING DISTRIBUTION AND RELATED SERVICES, AND BEARING RELATED EXPENSES, IN CONNECTION WITH THE SALE OF CLASS B SHARES. THESE PAYMENTS SUPPORT THE COMPENSATION PAID TO DEALERS OR BROKERS FOR SELLING CLASS B SHARES. PAYMENTS TO THE DISTRIBUTOR AND OTHERS UNDER THE CLASS B 12B-1 PLAN MAY BE IN AN AMOUNT EQUAL TO NO MORE THAN 1% ANNUALLY. THE COMBINATION OF THE CDSC AND THE PROCEEDS OF THE 12B-1 PLAN FEES MAKES IT POSSIBLE FOR A FUND TO SELL CLASS B SHARES WITHOUT DEDUCTING A FRONT-END SALES CHARGE AT THE TIME OF PURCHASE.

         HOLDERS OF CLASS B SHARES WHO EXERCISE THE EXCHANGE PRIVILEGE DESCRIBED BELOW WILL CONTINUE TO BE SUBJECT TO THE CDSC SCHEDULE FOR CLASS B SHARES DESCRIBED IN THIS PART B, EVEN AFTER THE EXCHANGE. SUCH CDSC SCHEDULE MAY BE HIGHER THAN THE CDSC SCHEDULE FOR CLASS B SHARES ACQUIRED AS A RESULT OF THE EXCHANGE. SEE REDEMPTION AND EXCHANGE.

AUTOMATIC CONVERSION OF CLASS B SHARES
         CLASS B SHARES, OTHER THAN SHARES ACQUIRED THROUGH REINVESTMENT OF DIVIDENDS, HELD FOR EIGHT YEARS AFTER PURCHASE ARE ELIGIBLE FOR AUTOMATIC CONVERSION INTO CLASS A SHARES. CONVERSIONS OF CLASS B SHARES INTO CLASS A SHARES WILL OCCUR ONLY FOUR TIMES IN ANY CALENDAR YEAR, ON THE LAST BUSINESS DAY OF THE SECOND FULL WEEK OF MARCH, JUNE, SEPTEMBER AND DECEMBER (EACH, A "CONVERSION DATE"). IF THE EIGHTH ANNIVERSARY AFTER A PURCHASE OF CLASS B SHARES FALLS ON A CONVERSION DATE, AN INVESTOR'S CLASS B SHARES WILL BE CONVERTED ON THAT DATE. IF THE EIGHTH ANNIVERSARY OCCURS BETWEEN CONVERSION DATES, AN INVESTOR'S CLASS B SHARES WILL BE CONVERTED ON THE NEXT CONVERSION DATE AFTER SUCH ANNIVERSARY. CONSEQUENTLY, IF A SHAREHOLDER'S EIGHTH ANNIVERSARY FALLS ON THE DAY AFTER A CONVERSION DATE, THAT SHAREHOLDER WILL HAVE TO HOLD CLASS B SHARES FOR AS LONG AS THREE ADDITIONAL MONTHS AFTER THE EIGHTH ANNIVERSARY OF PURCHASE BEFORE THE SHARES WILL AUTOMATICALLY CONVERT INTO CLASS A SHARES.

         CLASS B SHARES OF A FUND ACQUIRED THROUGH A REINVESTMENT OF DIVIDENDS WILL CONVERT TO THE CORRESPONDING CLASS A SHARES OF THAT FUND (OR, IN THE CASE OF DELAWARE GROUP CASH RESERVE, INC., THE DELAWARE CASH RESERVE CONSULTANT CLASS) PRO-RATA WITH CLASS B SHARES OF THAT FUND NOT ACQUIRED THROUGH DIVIDEND REINVESTMENT.

         ALL SUCH AUTOMATIC CONVERSIONS OF CLASS B SHARES WILL CONSTITUTE TAX-FREE EXCHANGES FOR FEDERAL INCOME TAX PURPOSES.

LEVEL SALES CHARGE ALTERNATIVE - CLASS C SHARES
         CLASS C SHARES MAY BE PURCHASED AT NET ASSET VALUE WITHOUT A FRONT-END SALES CHARGE AND, AS A RESULT, THE FULL AMOUNT OF THE INVESTOR'S PURCHASE PAYMENT WILL BE INVESTED IN FUND SHARES. THE DISTRIBUTOR CURRENTLY COMPENSATES DEALERS OR BROKERS FOR SELLING CLASS C SHARES AT THE TIME OF PURCHASE FROM ITS OWN ASSETS IN AN AMOUNT EQUAL TO NO MORE THAN 1% OF THE DOLLAR AMOUNT PURCHASED. AS DISCUSSED BELOW, CLASS C SHARES ARE SUBJECT TO ANNUAL 12B-1 PLAN EXPENSES AND, IF REDEEMED WITHIN 12 MONTHS OF PURCHASE, A CDSC.

         PROCEEDS FROM THE CDSC AND THE ANNUAL 12B-1 PLAN FEES ARE PAID TO THE DISTRIBUTOR AND OTHERS FOR PROVIDING DISTRIBUTION AND RELATED SERVICES, AND BEARING RELATED EXPENSES, IN CONNECTION WITH THE SALE OF CLASS C SHARES. THESE PAYMENTS SUPPORT THE COMPENSATION PAID TO DEALERS OR BROKERS FOR SELLING CLASS C SHARES. PAYMENTS TO THE DISTRIBUTOR AND OTHERS UNDER THE CLASS C 12B-1 PLAN MAY BE IN AN AMOUNT EQUAL TO NO MORE THAN 1% ANNUALLY.

         HOLDERS OF CLASS C SHARES WHO EXERCISE THE EXCHANGE PRIVILEGE DESCRIBED BELOW WILL CONTINUE TO BE SUBJECT TO THE CDSC SCHEDULE FOR CLASS C SHARES AS DESCRIBED IN THIS PART B. SEE REDEMPTION AND EXCHANGE.

PLANS UNDER RULE 12B-1 FOR THE FUND CLASSES
         Pursuant to Rule 12b-1 under the 1940 Act, Mutual Funds III, Inc. has adopted a separate plan for each of the Class A Shares, Class B Shares and Class C Shares of each Fund (the "Plans"). Each Plan permits the relevant Fund to pay for certain distribution, promotional and related expenses involved in the marketing of only the class of shares to which the Plan applies. The Plans do not apply to Institutional Classes of shares. Such shares are not included in calculating the Plans' fees, and the Plans are not used to assist in the distribution and marketing of shares of Institutional Classes. Shareholders of Institutional Classes may not vote on matters affecting the Plans.

         The Plans permit a Fund, pursuant to its Distribution Agreement, to pay out of the assets of Class A Shares, Class B Shares and Class C Shares monthly fees to the Distributor for its services and expenses in distributing and promoting sales of shares of such classes. These expenses include, among other things, preparing and distributing advertisements, sales literature and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, and paying distribution and maintenance fees to securities brokers and dealers who enter into agreements with the Distributor. The Plan expenses relating to Class B and Class C Shares are also used to pay the Distributor for advancing the commission costs to dealers with respect to the initial sale of such shares.

         In addition, each Fund may make payments out of the assets of Class A, Class B and Class C Shares directly to other unaffiliated parties, such as banks, who either aid in the distribution of shares of, or provide services to, such classes.

         The maximum aggregate fee payable by a Fund under its Plans, and a Fund's Distribution Agreements, is on an annual basis, up to 0.25% of Aggressive Growth and Growth Stock Fund's Class A Shares' average daily net assets for the year and 0.30% of Tax-Efficient Equity Fund's Class A Shares' average daily net assets for the year, and up to 1% (0.25% of which are service fees to be paid to the Distributor, dealers and others for providing personal service and/or maintaining shareholder accounts) of each of the Class B Shares' and Class C Shares' average daily net assets for the year. Mutual Funds III, Inc.'s Board of Directors may reduce these amounts at any time.

         All of the distribution expenses incurred by the Distributor and others, such as broker/dealers, in excess of the amount paid on behalf of Class A, Class B and Class C Shares would be borne by such persons without any reimbursement from such Fund Classes. Subject to seeking best price and execution, a Fund may, from time to time, buy or sell portfolio securities from or to firms which receive payments under the Plans.

         From time to time, the Distributor may pay additional amounts from its own resources to dealers for aid in distribution or for aid in providing administrative services to shareholders.

         The Plans and the Distribution Agreements, as amended, have all been approved by the Board of Directors of Mutual Funds III, Inc., including a majority of the directors who are not "interested persons" (as defined in the 1940 Act) of Mutual Funds III, Inc. and who have no direct or indirect financial interest in the Plans, by vote cast in person at a meeting duly called for the purpose of voting on the Plans and such Agreements. Continuation of the Plans and the Distribution Agreements, as amended, must be approved annually by the Board of Directors in the same manner as specified above.

         Each year, the directors must determine whether continuation of the Plans is in the best interest of shareholders of, respectively, Class A Shares, Class B Shares and Class C Shares of the respective Funds and that there is a reasonable likelihood of the Plan relating to a Fund Class providing a benefit to that Class. The Plans and the Distribution Agreements, as amended, may be terminated with respect to a Class at any time without penalty by a majority of those directors who are not "interested persons" or by a majority vote of the outstanding voting securities of the relevant Fund Class. Any amendment materially increasing the percentage payable under the Plans must likewise be approved by a majority vote of the outstanding voting securities of the relevant Fund Class, as well as by a majority vote of those directors who are not "interested persons." With respect to each Class A Shares' Plan, any material increase in the maximum percentage payable thereunder must also be approved by a majority of the outstanding voting securities Class B Shares of the same Fund. Also, any other material amendment to the Plans must be approved by a majority vote of the directors including a majority of the noninterested directors of Mutual Funds III, Inc. having no interest in the Plans. In addition, in order for the Plans to remain effective, the selection and nomination of directors who are not "interested persons" of Mutual Funds III, Inc. must be effected by the directors who themselves are not "interested persons" and who have no direct or indirect financial interest in the Plans. Persons authorized to make payments under the Plans must provide written reports at least quarterly to the Board of Directors for their review.

         For the fiscal year ended April 30, 1999, 12b-1 PLAN payments from Class A Shares, Class B Shares and Class C Shares of EACH FUND WERE AS FOLLOWS:


--------------------------------------------------------------------------------------------------------------------
                        AGGRESSIVE GROWTH FUND             GROWTH STOCK FUND          TAX-EFFICIENT EQUITY FUND
--------------------------------------------------------------------------------------------------------------------
                    CLASS A    CLASS B   CLASS C    CLASS A    CLASS B    CLASS C   CLASS A   CLASS B     CLASS C
--------------------------------------------------------------------------------------------------------------------
ADVERTISING
--------------------------------------------------------------------------------------------------------------------
Annual/Semi-Annual
Reports
--------------------------------------------------------------------------------------------------------------------
Broker Trails
--------------------------------------------------------------------------------------------------------------------
Broker Sales Charges
--------------------------------------------------------------------------------------------------------------------
Dealer Service
Expenses
--------------------------------------------------------------------------------------------------------------------
Interest on Broker
Sales Charges
--------------------------------------------------------------------------------------------------------------------
Commissions to
Wholesalers
--------------------------------------------------------------------------------------------------------------------
Promotional-Broker
Meetings
--------------------------------------------------------------------------------------------------------------------
PROMOTIONAL-OTHER
--------------------------------------------------------------------------------------------------------------------
TELEPHONE
--------------------------------------------------------------------------------------------------------------------
PROSPECTUS PRINTING
--------------------------------------------------------------------------------------------------------------------
WHOLESALER EXPENSES
--------------------------------------------------------------------------------------------------------------------
OTHER
--------------------------------------------------------------------------------------------------------------------
TOTAL
--------------------------------------------------------------------------------------------------------------------


OTHER PAYMENTS TO DEALERS -- CLASS A, CLASS B AND CLASS C SHARES

        From time to time, at the discretion of the Distributor, all registered broker/dealers whose aggregate sales of Fund Classes exceed certain limits as set by the Distributor, may receive from the Distributor an additional payment of up to 0.25% of the dollar amount of such sales. The Distributor may also provide additional promotional incentives or payments to dealers that sell shares of the Delaware Investments family OF FUNDS. In some instances, these incentives or payments may be offered only to certain dealers who maintain, have sold or may sell certain amounts of shares.

        The Distributor may also pay a portion of the expense of preapproved dealer advertisements promoting the sale of Delaware Investments FUND SHARES.

SPECIAL PURCHASE FEATURES--CLASS A SHARES

BUYING CLASS A SHARES AT NET ASSET VALUE
        Class A Shares OF THE FUND may be purchased AT NET ASSET value under the DELAWARE INVESTMENTS Dividend Reinvestment Plan and, under certain circumstances, the Exchange Privilege and the 12-Month Reinvestment Privilege.

        PURCHASES OF CLASS A SHARES MAY BE MADE AT NET ASSET VALUE BY CURRENT and former officers, directors and employees (AND MEMBERS OF THEIR FAMILIES) OF THE MANAGER, ANY AFFILIATE, ANY OF THE FUNDS in the Delaware Investments family, CERTAIN OF THEIR AGENTS and registered representatives and employees of AUTHORIZED INVESTMENT DEALERS AND BY EMPLOYEE BENEFIT PLANS FOR SUCH ENTITIES. INDIVIDUAL PURCHASES, INCLUDING THOSE IN RETIREMENT ACCOUNTS, MUST BE FOR ACCOUNTS IN THE NAME OF THE INDIVIDUAL OR A QUALIFYING FAMILY MEMBER. Class A Shares may also be purchased at net asset value by current and former officers, directors and employees (and members of their families) of the Dougherty Financial Group LLC.

        Purchases of Class A Shares may also be made by clients of registered representatives of an authorized investment dealer at net asset value within 12 months after the registered representative changes employment, if the purchase is funded by proceeds from an investment where a front-end sales charge, contingent deferred sales charge or other sales charge has been assessed. Purchases of Class A Shares may also be made at net asset value by bank employees who provide services in connection with agreements between the bank and unaffiliated brokers or dealers concerning sales of shares of funds in the Delaware Investments family. Officers, directors and key employees of institutional clients of the Manager or any of its affiliates may purchase Class A Shares at net asset value. Moreover, purchases may be effected at net asset value for the benefit of the clients of brokers, dealers and registered investment advisers affiliated with a broker or dealer, if such broker, dealer or investment adviser has entered into an agreement with the Distributor providing specifically for the purchase of Class A Shares in connection with special investment products, such as wrap accounts or similar fee based programs. INVESTORS MAY BE CHARGED A FEE WHEN EFFECTING TRANSACTIONS IN CLASS A SHARES THROUGH A BROKER OR AGENT THAT OFFERS THESE SPECIAL INVESTMENT PRODUCTS.

        Purchases of Class A Shares OF EACH FUND at net asset value may also be made by the following: financial institutions investing for the account of their trust customers if they are not eligible to purchase shares of the INSTITUTIONAL CLASS OF A FUND; any group retirement plan (excluding defined benefit pension plans), or such plans of the same employer, for which plan participant records are maintained on the RETIREMENT FINANCIAL SERVICES, INC. (FORMERLY KNOWN AS Delaware Investment & Retirement Services, INC.) proprietary record keeping system that (i) has in excess of $500,000 of plan assets invested in Class A Shares of FUNDS IN THE DELAWARE Investments FAMILY and any stable value ACCOUNT AVAILABLE TO INVESTMENT ADVISORY CLIENTS OF THE MANAGER OR ITS AFFILIATES; or
(ii) is sponsored by an employer that has at any point after May 1, 1997 had more than 100 employees while such plan has held Class A Shares of a fund in the Delaware Investments family and such employer has properly represented to, AND received written confirmation back from, RETIREMENT FINANCIAL SERVICES, INC. IN WRITING THAT IT HAS THE REQUISITE NUMBER OF EMPLOYEES. SEE GROUP INVESTMENT PLANS FOR INFORMATION REGARDING THE APPLICABILITY OF THE LIMITED CDSC.

        INVESTORS IN DELAWARE INVESTMENTS UNIT INVESTMENT TRUSTS MAY REINVEST MONTHLY DIVIDEND CHECKS AND/OR REPAYMENT OF INVESTED CAPITAL INTO CLASS A SHARES OF ANY OF THE FUNDS IN THE DELAWARE INVESTMENTS FAMILY AT NET ASSET VALUE.

        Investments in Class A Shares made by plan level and/or participant retirement accounts that are for the purpose of repaying a loan taken from such accounts will be made at net asset value. Loan repayments made to a FUND account in connection with loans originated from accounts previously maintained by another investment firm will also be invested at net asset value.

         MUTUAL FUNDS III, INC. MUST BE NOTIFIED IN ADVANCE THAT THE TRADE QUALIFIES FOR PURCHASE AT NET ASSET VALUE.

ALLIED PLANS
        CLASS A SHARES ARE AVAILABLE FOR PURCHASE BY PARTICIPANTS IN CERTAIN 401(K) DEFINED CONTRIBUTION PLANS ("ALLIED PLANS") WHICH ARE MADE AVAILABLE UNDER A JOINT VENTURE AGREEMENT BETWEEN THE DISTRIBUTOR AND ANOTHER INSTITUTION THROUGH WHICH MUTUAL FUNDS ARE MARKETED AND WHICH ALLOW INVESTMENTS IN CLASS A SHARES OF DESIGNATED DELAWARE INVESTMENTS FUNDS ("ELIGIBLE DELAWARE INVESTMENTS FUND SHARES"), AS WELL AS SHARES OF DESIGNATED CLASSES OF NON-DELAWARE INVESTMENTS FUNDS ("ELIGIBLE NON-DELAWARE INVESTMENTS FUND SHARES"). CLASS B SHARES AND CLASS C SHARES ARE NOT ELIGIBLE FOR PURCHASE BY ALLIED PLANS.

        WITH RESPECT TO PURCHASES MADE IN CONNECTION WITH AN ALLIED PLAN, THE VALUE OF ELIGIBLE DELAWARE INVESTMENTS AND ELIGIBLE NON-DELAWARE INVESTMENTS FUND SHARES HELD BY THE ALLIED PLAN MAY BE COMBINED WITH THE DOLLAR AMOUNT OF NEW PURCHASES BY THAT ALLIED PLAN TO OBTAIN A REDUCED FRONT-END SALES CHARGE ON ADDITIONAL PURCHASES OF ELIGIBLE DELAWARE INVESTMENTS FUND SHARES. SEE COMBINED PURCHASES PRIVILEGE, BELOW.

        PARTICIPANTS IN ALLIED PLANS MAY EXCHANGE ALL OR PART OF THEIR ELIGIBLE DELAWARE INVESTMENTS FUND SHARES FOR OTHER ELIGIBLE DELAWARE INVESTMENTS FUND SHARES OR FOR ELIGIBLE NON-DELAWARE INVESTMENTS FUND SHARES AT NET ASSET VALUE WITHOUT PAYMENT OF A FRONT-END SALES CHARGE. HOWEVER, EXCHANGES OF ELIGIBLE FUND SHARES, BOTH DELAWARE INVESTMENTS AND NON-DELAWARE INVESTMENTS, WHICH WERE NOT SUBJECT TO A FRONT END SALES CHARGE, WILL BE SUBJECT TO THE APPLICABLE SALES CHARGE IF EXCHANGED FOR ELIGIBLE DELAWARE INVESTMENTS FUND SHARES TO WHICH A SALES CHARGE APPLIES. NO SALES CHARGE WILL APPLY IF THE ELIGIBLE FUND SHARES WERE PREVIOUSLY ACQUIRED THROUGH THE EXCHANGE OF ELIGIBLE SHARES ON WHICH A SALES CHARGE WAS ALREADY PAID OR THROUGH THE REINVESTMENT OF DIVIDENDS. SEE INVESTING BY EXCHANGE.

        A DEALER'S COMMISSION MAY BE PAYABLE ON PURCHASES OF ELIGIBLE DELAWARE INVESTMENTS FUND SHARES UNDER AN ALLIED PLAN. IN DETERMINING A FINANCIAL ADVISER'S ELIGIBILITY FOR A DEALER'S COMMISSION ON NET ASSET VALUE PURCHASES OF ELIGIBLE DELAWARE INVESTMENTS FUND SHARES IN CONNECTION WITH ALLIED PLANS, ALL PARTICIPANT HOLDINGS IN THE ALLIED PLAN WILL BE AGGREGATED. SEE CLASS A SHARES, ABOVE.

        THE LIMITED CDSC IS APPLICABLE TO REDEMPTIONS OF NET ASSET VALUE PURCHASES FROM AN ALLIED PLAN ON WHICH A DEALER'S COMMISSION HAS BEEN PAID. WAIVERS OF THE LIMITED CDSC, AS DESCRIBED UNDER WAIVER OF LIMITED CONTINGENT DEFERRED SALES CHARGE CLASS A SHARES UNDER REDEMPTION AND EXCHANGE, APPLY TO REDEMPTIONS BY PARTICIPANTS IN ALLIED PLANS EXCEPT IN THE CASE OF EXCHANGES BETWEEN ELIGIBLE DELAWARE INVESTMENTS AND NON-DELAWARE INVESTMENTS FUND SHARES. WHEN ELIGIBLE DELAWARE INVESTMENTS FUND SHARES ARE EXCHANGED INTO ELIGIBLE NON-DELAWARE INVESTMENTS FUND SHARES, THE LIMITED CDSC WILL BE IMPOSED AT THE TIME OF THE EXCHANGE, UNLESS THE JOINT VENTURE AGREEMENT SPECIFIES THAT THE AMOUNT OF THE LIMITED CDSC WILL BE PAID BY THE FINANCIAL ADVISER OR SELLING DEALER. SEE CONTINGENT DEFERRED SALES CHARGE FOR CERTAIN REDEMPTIONS OF CLASS A SHARES PURCHASED AT NET ASSET VALUE UNDER REDEMPTION AND EXCHANGE.

LETTER OF INTENTION

         The reduced front-end sales charges described above with respect to Class A Shares are also applicable to the aggregate amount of purchases made within a 13-month period pursuant to a written Letter of Intention provided by the Distributor and signed by the purchaser, and not legally binding on the signer or Mutual Funds III, Inc., which provides for the holding in escrow by the Transfer Agent of 5% of the total amount of Class A Shares intended to be purchased until such purchase is completed within the 13-month period. A Letter of Intention may be dated to include shares purchased up to 90 days prior to the date the Letter is signed. The 13-month period begins on the date of the earliest purchase. If the intended investment is not completed, except as noted below, the purchaser will be asked to pay an amount equal to the difference between the front-end sales charge on Class A Shares purchased at the reduced rate and the front-end sales charge otherwise applicable to the total shares purchased. If such payment is not made within 20 days following the expiration of the 13-month period, the Transfer Agent will surrender an appropriate number of the escrowed shares for redemption in order to realize the difference. Such purchasers may include the value (at offering price at the level designated in their Letter of Intention) of all their shares of the Funds and of any class of any of the other mutual funds in the Delaware Investments family (except shares of any fund in the Delaware Investments family which do not carry a front-end sales charge, CDSC or Limited CDSC, other than shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with the ownership of variable insurance products, unless they were acquired through an exchange from a fund in the Delaware Investments family which carried a front-end sales charge, CDSC or Limited CDSC) previously purchased and still held as of the date of their Letter of Intention toward the completion of such Letter.

         Employers offering a Delaware Investments retirement plan may also complete a Letter of Intention to obtain a reduced front-end sales charge on investments of Class A Shares made by the plan. The aggregate investment level of the Letter of Intention will be determined and accepted by the Transfer Agent at the point of plan establishment. The level and any reduction in front-end sales charge will be based on actual plan participation and the projected investments in Delaware Investments funds that are offered with a front-end sales charge, CDSC or Limited CDSC for a 13-month period. The Transfer Agent reserves the right to adjust the signed Letter of Intention based on this acceptance criteria. The 13-month period will begin on the date this Letter of Intention is accepted by the Transfer Agent. If actual investments exceed the anticipated level and equal an amount that would qualify the plan for further discounts, any front-end sales charges will be automatically adjusted. In the event this Letter of Intention is not fulfilled within the 13-month period, the plan level will be adjusted (without completing another Letter of Intention) and the employer will be billed for the difference in front-end sales charges due, based on the plan's assets under management at that time. Employers may also include the value (at offering price at the level designated in their Letter of Intention) of all their shares intended for purchase that are offered with a front-end sales charge, CDSC or Limited CDSC of any class. Class B Shares and Class C Shares of a Fund and other funds in the Delaware Investments family which offer corresponding classes of shares may also be aggregated for this purpose.

COMBINED PURCHASES PRIVILEGE
         In determining the availability of the reduced front-end sales charge previously set forth with respect to Class A Shares, purchasers may combine the total amount of any combination of Class A Shares, Class B Shares and/or Class C Shares of the Funds, as well as shares of any other class of any of the other funds in the Delaware Investments family (except shares of any Delaware Investments fund which do not carry a front-end sales charge, CDSC or Limited CDSC, other than shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with the ownership of variable insurance products, unless they were acquired through an exchange from a Delaware Investments fund which carried a front-end sales charge, CDSC or Limited CDSC). In addition, assets held in any stable value product available through Delaware Investments may be combined with other Delaware Investments fund holdings.

         The privilege also extends to all purchases made at one time by an individual; or an individual, his or her spouse and their children under 21; or a trustee or other fiduciary of trust estates or fiduciary accounts for the benefit of such family members (including certain employee benefit programs).

RIGHT OF ACCUMULATION
         In determining the availability of the reduced front-end sales charge with respect to Class A Shares, purchasers may also combine any subsequent purchases of Class A Shares, Class B Shares and Class C Shares of a Fund, as well as shares of any other class of any of the other funds in the Delaware Investments funds which offer such classes (except shares of any fund in the Delaware Investments family which do not carry a front-end sales charge, CDSC or Limited CDSC, other than shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with the ownership of variable insurance products, unless they were acquired through an exchange from a Delaware Investments fund which carried a front-end sales charge, CDSC or Limited CDSC). If, for example, any such purchaser has previously purchased and still holds Class A Shares and/or shares of any other of the classes described in the previous sentence with a value of $40,000 and subsequently purchases $10,000 at offering price of additional shares of Class A Shares, the charge applicable to the $10,000 purchase would currently be 4.75%. For the purpose of this calculation, the shares presently held shall be valued at the public offering price that would have been in effect were the shares purchased simultaneously with the current purchase. Investors should refer to the table of sales charges for Class A Shares to determine the applicability of the Right of Accumulation to their particular circumstances.

12-MONTH REINVESTMENT PRIVILEGE
         Holders of Class A Shares of a Fund (and of the Institutional Classes holding shares which were acquired through an exchange from one of the other mutual funds in the Delaware Investments family offered with a front-end sales charge) who redeem such shares have one year from the date of redemption to reinvest all or part of their redemption proceeds in Class A Shares of that Fund or in Class A Shares of any of the other funds in the Delaware Investments family, subject to applicable eligibility and minimum purchase requirements, in states where shares of such other funds may be sold, at net asset value without the payment of a front-end sales charge. This privilege does not extend to Class A Shares where the redemption of the shares triggered the payment of a Limited CDSC. Persons investing redemption proceeds from direct investments in mutual funds in the Delaware Investments family offered without a front-end sales charge will be required to pay the applicable sales charge when purchasing Class A Shares. The reinvestment privilege does not extend to a redemption of either Class B Shares or Class C Shares.

         Any such reinvestment cannot exceed the redemption proceeds (plus any amount necessary to purchase a full share). The reinvestment will be made at the net asset value next determined after receipt of remittance. A redemption and reinvestment could have income tax consequences. It is recommended that a tax adviser be consulted with respect to such transactions. Any reinvestment directed to a fund in which the investor does not then have an account will be treated like all other initial purchases of a fund's shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the fund, including charges and expenses.

         Investors should consult their financial advisers or the Transfer Agent, which also serves as the Funds' shareholder servicing agent, about the applicability of the Limited CDSC (see Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange) in connection with the features described above.

GROUP INVESTMENT PLANS

         Group Investment Plans that are not eligible to purchase shares of the Institutional Classes may also benefit from the reduced front-end sales charges for investments in Class A Shares, based on total plan assets. If a company has more than one plan investing in the Delaware Investments family of funds, then the total amount invested in all plans would be used in determining the applicable front-end sales charge reduction upon each purchase, both initial and subsequent, upon notification to the Fund in which the investment is being made at the time of each such purchase. Employees participating in such Group Investment Plans may also combine the investments made in their plan account when determining the applicable front-end sales charge on purchases to non-retirement investment accounts of Delaware Investments if they so notify the Fund in connection with each purchase. For other retirement plans and special services, see Retirement Plans for the Fund Classes under Investment Plans.

        THE LIMITED CDSC IS APPLICABLE TO ANY REDEMPTIONS OF NET ASSET VALUE PURCHASES MADE ON BEHALF OF ANY GROUP RETIREMENT PLAN ON WHICH A DEALER'S COMMISSION HAS BEEN PAID ONLY IF SUCH REDEMPTION IS MADE PURSUANT TO A WITHDRAWAL OF THE ENTIRE PLAN FROM A FUND IN THE DELAWARE INVESTMENTS FAMILY. SEE CONTINGENT DEFERRED SALES CHARGE FOR CERTAIN REDEMPTIONS OF CLASS A SHARES PURCHASED AT NET ASSET VALUE UNDER REDEMPTION AND EXCHANGE.

THE INSTITUTIONAL CLASSES
         The Institutional Class of each Fund is available for purchase only by:
(a) retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts from such plans; (b) tax-exempt employee benefit plans of the Manager, the Sub-Adviser or their affiliates and securities dealer firms with a selling agreement with the Distributor; (c) institutional advisory accounts of the Manager, the Sub-Adviser or their affiliates and those having client relationships with Delaware Investment Advisers, a division of the Manager, or its affiliates and their corporate sponsors, as well as subsidiaries and related employee benefit plans and rollover individual retirement accounts from such institutional advisory accounts; (d) a bank, trust company and similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing shares of the Class, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 fee; and (e) registered investment advisers investing on behalf of clients that consist solely of institutions and high net-worth individuals having at least $1,000,000 entrusted to the adviser for investment purposes, but only if the adviser is not affiliated or associated with a broker or dealer and derives compensation for its services exclusively from its clients for such advisory services.

         Shares of the Institutional Classes are available for purchase at net asset value, without the imposition of a front-end or contingent deferred sales charge and are not subject to Rule 12b-1 expenses.

INVESTMENT PLANS

REINVESTMENT PLAN/OPEN ACCOUNT
         Unless otherwise designated by shareholders in writing, dividends from net investment income and distributions from realized securities profits, if any, will be automatically reinvested in additional shares of the respective Fund Class in which an investor has an account (based on the net asset value in effect on the reinvestment date) and will be credited to the shareholder's account on that date. All dividends and distributions of the Institutional Classes are reinvested in the accounts of the holders of such shares (based on the net asset value in effect on the reinvestment date). A confirmation of each distribution from realized securities profits, if any, will be mailed to shareholders in the first quarter of the fiscal year.

         Under the Reinvestment Plan/Open Account, shareholders may purchase and add full and fractional shares to their plan accounts at any time either through their investment dealers or by sending a check or money order to the specific Fund and Class in which shares are being purchased. Such purchases, which must meet the minimum subsequent purchase requirements set forth in the Prospectuses and this Part B, are made, for Class A Shares at the public offering price, and for Class B Shares, Class C Shares and Institutional Class shares at the net asset value, at the end of the day of receipt. A reinvestment plan may be terminated at any time. This plan does not assure a profit nor protect against depreciation in a declining market.

REINVESTMENT OF DIVIDENDS IN OTHER FUNDS IN THE DELAWARE INVESTMENTS FAMILY
         Subject to applicable eligibility and minimum initial purchase requirements and the limitations set forth below, holders of Class A, Class B and Class C Shares may automatically reinvest dividends and/or distributions in any of the mutual funds in the Delaware Investments family, including the Funds, in states where their shares may be sold. Such investments will be at net asset value at the close of business on the reinvestment date without any front-end sales charge or service fee. The shareholder must notify the Transfer Agent in writing and must have established an account in the fund into which the dividends and/or distributions are to be invested. Any reinvestment directed to a fund in which the investor does not then have an account will be treated like all other initial purchases of a fund's shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the fund, including charges and expenses.

         Subject to the following limitations, dividends and/or distributions from other funds in the Delaware Investments family may be invested in shares of the Funds, provided an account has been established. Dividends from Class A Shares may not be directed to Class B Shares or Class C Shares. Dividends from Class B Shares may only be directed to other Class B Shares and dividends from Class C Shares may only be directed to other Class C Shares.

        CAPITAL GAINS AND/OR DIVIDEND DISTRIBUTIONS FOR participants in the following RETIREMENT PLANS ARE AUTOMATICALLY REINVESTED INTO THE SAME DELAWARE INVESTMENTS FUND IN WHICH THEIR INVESTMENTS ARE HELD: SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

INVESTING BY ELECTRONIC FUND TRANSFER
         Direct Deposit Purchase Plan -- Investors may arrange for a Fund to accept for investment in Class A, Class B or Class C Shares, through an agent bank, preauthorized government or private recurring payments. This method of investment assures the timely credit to the shareholder's account of payments such as social security, veterans' pension or compensation benefits, federal salaries, Railroad Retirement benefits, private payroll checks, dividends, and disability or pension fund benefits. It also eliminates lost, stolen and delayed checks.

         Automatic Investing Plan -- Shareholders of Class A, Class B and Class C Shares may make automatic investments by authorizing, in advance, monthly payments directly from their checking account for deposit into their Fund account. This type of investment will be handled in either of the following ways. (1) If the shareholder's bank is a member of the National Automated Clearing House Association ("NACHA"), the amount of the investment will be electronically deducted from his or her account by Electronic Fund Transfer ("EFT"). The shareholder's checking account will reflect a debit each month at a specified date although no check is required to initiate the transaction. (2) If the shareholder's bank is not a member of NACHA, deductions will be made by preauthorized checks, known as Depository Transfer Checks. Should the shareholder's bank become a member of NACHA in the future, his or her investments would be handled electronically through EFT.

         This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

                                      * * *

         Initial investments under the Direct Deposit Purchase Plan and the Automatic Investing Plan must be for $250 or more and subsequent investments under such Plans must be for $25 or more. An investor wishing to take advantage of either service must complete an authorization form. Either service can be discontinued by the shareholder at any time without penalty by giving written notice.

         Payments to a Fund from the federal government or its agencies on behalf of a shareholder may be credited to the shareholder's account after such payments should have been terminated by reason of death or otherwise. Any such payments are subject to reclamation by the federal government or its agencies. Similarly, under certain circumstances, investments from private sources may be subject to reclamation by the transmitting bank. In the event of a reclamation, a Fund may liquidate sufficient shares from a shareholder's account to reimburse the government or the private source. In the event there are insufficient shares in the shareholder's account, the shareholder is expected to reimburse the Fund.

DIRECT DEPOSIT PURCHASES BY MAIL
         Shareholders may authorize a third party, such as a bank or employer, to make investments directly to their Fund accounts. A Fund will accept these investments, such as bank-by-phone, annuity payments and payroll allotments, by mail directly from the third party. Investors should contact their employers or financial institutions who in turn should contact Mutual Funds III, Inc. for proper instructions.

MONEYLINE (SM) ON DEMAND
        YOU OR YOUR INVESTMENT DEALER MAY REQUEST PURCHASES OF FUND CLASS SHARES BY PHONE USING MONEYLINE (SM) ON DEMAND. WHEN YOU AUTHORIZE A FUND TO ACCEPT SUCH REQUESTS FROM YOU OR YOUR INVESTMENT DEALER, FUNDS WILL BE WITHDRAWN FROM (FOR SHARE PURCHASES) YOUR PREDESIGNATED BANK ACCOUNT. YOUR REQUEST WILL BE PROCESSED THE SAME DAY IF YOU CALL PRIOR TO 4 P.M., EASTERN TIME. THERE IS A $25 MINIMUM AND $50,000 MAXIMUM LIMIT FOR MONEYLINE (SM) ON DEMAND TRANSACTIONS.

        IT MAY TAKE UP TO FOUR BUSINESS DAYS FOR THE TRANSACTIONS TO BE COMPLETED. YOU CAN INITIATE THIS SERVICE BY COMPLETING AN ACCOUNT SERVICES FORM. IF YOUR NAME AND ADDRESS ARE NOT IDENTICAL TO THE NAME AND ADDRESS ON YOUR FUND ACCOUNT, YOU MUST HAVE YOUR SIGNATURE GUARANTEED. THE FUNDS DO NOT CHARGE A FEE FOR THIS SERVICE; HOWEVER, YOUR BANK MAY CHARGE A FEE.

WEALTH BUILDER OPTION
         Shareholders can use the Wealth Builder Option to invest in the Fund Classes through regular liquidations of shares in their accounts in other mutual funds in the Delaware Investments family. Shareholders of the Fund Classes may elect to invest in one or more of the other mutual funds in the Delaware Investments family through the Wealth Builder Option. See Wealth Builder Option and Redemption and Exchange in the Prospectuses for the Fund Classes.

         Under this automatic exchange program, shareholders can authorize regular monthly investments (minimum of $100 per fund) to be liquidated from their account and invested automatically into other mutual funds in the Delaware Investments family, subject to the conditions and limitations set forth in the Fund Classes' Prospectuses. The investment will be made on the 20th day of each month (or, if the fund selected is not open that day, the next business day) at the public offering price or net asset value, as applicable, of the fund selected on the date of investment. No investment will be made for any month if the value of the shareholder's account is less than the amount specified for investment.

         Periodic investment through the Wealth Builder Option does not insure profits or protect against losses in a declining market. The price of the fund into which investments are made could fluctuate. Since this program involves continuous investment regardless of such fluctuating value, investors selecting this option should consider their financial ability to continue to participate in the program through periods of low fund share prices. This program involves automatic exchanges between two or more fund accounts and is treated as a purchase of shares of the fund into which investments are made through the program. See Exchange Privilege for a brief summary of the tax consequences of exchanges. Shareholders can terminate their participation at any time by giving written notice to their Fund.

         This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans. This option also is not available to shareholders of the Institutional Classes.

ASSET PLANNER
         To invest in the funds in the Delaware Investments family using the Asset Planner asset allocation service, you should complete a Asset Planner Account Registration Form, which is available only from a financial adviser or investment dealer. Effective September 1, 1997, the Asset Planner Service is only available to financial advisers or investment dealers who have previously used this service. The Asset Planner service offers a choice of four predesigned asset allocation strategies (each with a different risk/reward profile) in predetermined percentages in funds in the Delaware Investments family. With the help of a financial adviser, you may also design a customized asset allocation strategy.

         The sales charge on an investment through the Asset Planner service is determined by the individual sales charges of the underlying funds and their percentage allocation in the selected Strategy. Exchanges from existing Delaware Investments accounts into the Asset Planner service may be made at net asset value under the circumstances described under Investing by Exchange. Also see Buying Class A Shares at Net Asset Value. The minimum initial investment per Strategy is $2,000; subsequent investments must be at least $100. Individual fund minimums do not apply to investments made using the Asset Planner service. Class A, Class B and Class C Shares are available through the Asset Planner service. Generally, only shares within the same class may be used within the same Strategy. However, Class A Shares of the Fund and of other funds in the Delaware Investments family may be used in the same Strategy with consultant class shares that are offered by certain other Delaware Investments funds.

         An annual maintenance fee, currently $35 per Strategy, is due at the time of initial investment and by September 30 of each subsequent year. The fee, payable to Delaware Service Company, Inc. to defray extra costs associated with administering the Asset Planner service, will be deducted automatically from one of the funds within your Asset Planner account if not paid by September 30. However, effective November 1, 1996, the annual maintenance fee is waived until further notice. Investors who utilize the Asset Planner for an IRA will continue to pay an annual IRA fee of $15 per Social Security number.

         Investors will receive a customized quarterly Strategy Report summarizing all Asset Planner investment performance and account activity during the prior period. Confirmation statements will be sent following all transactions other than those involving a reinvestment of distributions.

         Certain shareholder services are not available to investors using the Asset Planner service, due to its special design. These include Delaphone, Checkwriting, Wealth Builder Option and Letter of Intention. Systematic Withdrawal Plans are available after the account has been open for two years.

RETIREMENT PLANS FOR THE FUND CLASSES
         An investment in a Fund may be suitable for tax-deferred retirement plans. Delaware Investments offers a full spectrum of retirement plans, including the 401(k) deferred compensation plan, Individual Retirement Account ("IRA") and the new Roth IRA and Education IRA.

         Among the retirement plans that Delaware Investments offers, Class B Shares are available for investment only by Individual Retirement Accounts, SIMPLE IRAs, Roth IRAs, Education IRAs, Simplified Employee Pension Plans, Salary Reduction Simplified Employee Pension Plans and 403(b) and 457 Deferred Compensation Plans. The CDSC may be waived on certain redemptions of Class B Shares and Class C Shares. See Waiver of Contingent Deferred Sales Charge under Redemption and Exchange for a list of the instances in which the CDSC is waived.

         Purchases of Class B Shares are subject to a maximum purchase limitation of $250,000 for retirement plans. Purchases of Class C Shares must be in an amount that is less than $1,000,000 for such plans. The maximum purchase limitations apply only to the initial purchase of shares by the retirement plan.

         Minimum investment limitations generally applicable to other investors do not apply to retirement plans other than Individual Retirement Accounts, for which there is a minimum initial purchase of $250 and a minimum subsequent purchase of $25 regardless of which Class is selected. Retirement plans may be subject to plan establishment fees, annual maintenance fees and/or other administrative or trustee fees. Fees are based upon the number of participants in the plan as well as the services selected. Additional information about fees is included in retirement plan materials. Fees are quoted upon request. Annual maintenance fees may be shared by Delaware Management Trust Company, the Transfer Agent, other affiliates of the Manager and others that provide services to such plans.

         Certain shareholder investment services available to non-retirement plan shareholders may not be available to retirement plan shareholders. Certain retirement plans may qualify to purchase Institutional Class Shares. SEE INSTITUTIONAL CLASSES, ABOVE. For additional information on any of the Plans and Delaware's retirement services, call the Shareholder Service Center telephone number.

         IT IS ADVISABLE FOR AN INVESTOR CONSIDERING ANY ONE OF THE RETIREMENT PLANS DESCRIBED BELOW TO CONSULT WITH AN ATTORNEY, ACCOUNTANT OR A QUALIFIED RETIREMENT PLAN CONSULTANT. FOR FURTHER DETAILS, INCLUDING APPLICATIONS FOR ANY OF THESE PLANS, CONTACT YOUR INVESTMENT DEALER OR THE DISTRIBUTOR.


         Taxable distributions from the retirement plans described below may be subject to withholding.

         Please contact your investment dealer or the Distributor for the special application forms required for the plans described below.

PROTOTYPE PROFIT SHARING OR MONEY PURCHASE PENSION PLANS
         Prototype Plans are available for self-employed individuals, partnerships, corporations and other eligible forms of organizations. These plans can be maintained as Section 401(k), profit sharing or money purchase pension plans. Contributions may be invested only in Class A Shares and Class C Shares.

INDIVIDUAL RETIREMENT ACCOUNT ("IRA")
         A document is available for an individual who wants to establish an IRA and make contributions which may be tax-deductible, even if the individual is already participating in an employer-sponsored retirement plan. Even if contributions are not deductible for tax purposes, as indicated below, earnings will be tax-deferred. In addition, an individual may make contributions on behalf of a spouse who has no compensation for the year; however, participation may be restricted based on certain income limits.

IRA DISCLOSURES
         The Taxpayer Relief Act of 1997 provides new opportunities for investors. Individuals have five types of tax-favored IRA accounts that can be utilized depending on the individual's circumstances. A new Roth IRA and Education IRA are available in addition to the existing deductible IRA and non-deductible IRA.

DEDUCTIBLE AND NON-DEDUCTIBLE IRAS
         An individual can contribute up to $2,000 in his or her IRA each year. Contributions may or may not be deductible depending upon the taxpayer's adjusted gross income ("AGI") and whether the taxpayer is an active participant in an employer sponsored retirement plan. Even if a taxpayer is an active participant in an employer sponsored retirement plan, the full $2,000 is still available if the taxpayer's AGI is below $30,000 ($50,000 for taxpayers filing joint returns) for years beginning after December 31, 1997. A partial deduction is allowed for married couples with income between $50,000 and $60,000, and for single individuals with incomes between $30,000 and $40,000. These income phase-out limits reach $80,000-$100,000 in 2007 for joint filers and $50,000-$60,000 in 2005 for single filers. No deductions are available for contributions to IRAs by taxpayers whose AGI after IRA deductions exceeds the maximum income limit established for each year and who are active participants in an employer sponsored retirement plan.

         Taxpayers who are not allowed deductions on IRA contributions still can make non-deductible IRA contributions of as much as $2,000 for each working spouse and defer taxes on interest or other earnings from the IRAs.

         Under the new law, a married individual is not considered an active participant in an employer sponsored retirement plan merely because the individual's spouse is an active participant if the couple's combined AGI is below $150,000. The maximum deductible IRA contribution for a married individual who is not an active participant, but whose spouse is, is phased out for combined AGI between $150,000 and $160,000.

CONDUIT (ROLLOVER) IRAS
         Certain individuals who have received or are about to receive eligible rollover distributions from an employer-sponsored retirement plan or another IRA may rollover the distribution tax-free to a Conduit IRA. The rollover of the eligible distribution must be completed by the 60th day after receipt of the distribution; however, if the rollover is in the form of a direct trustee-to-trustee transfer without going through the distributee's hand, the 60-day limit does not apply.

         A distribution qualifies as an "eligible rollover distribution" if it is made from a qualified retirement plan, a 403(b) plan or another IRA and does not constitute one of the following:

         (1) Substantially equal periodic payments over the employee's life or life expectancy or the joint lives or life expectancies of the employee and his/her designated beneficiary;

         (2) Substantially equal installment payments for a period certain of 10 or more years;

         (3) A distribution, all of which represents a required minimum distribution after attaining age 70 1/2;

         (4) A distribution due to a Qualified Domestic Relations Order to an alternate payee who is not the spouse (or former spouse) of the employee; and

         (5) A distribution of after-tax contributions which is not includable in income.

ROTH IRAS
         For taxable years beginning after December 31, 1997, non-deductible contributions of up to $2,000 per year can be made to a new Roth IRA. The $2,000 annual limit is reduced by any contributions to a deductible or nondeductible IRA for the same year. The maximum contribution that can be made to a Roth IRA is phased out for single filers with AGI between $95,000 and $110,000, and for couples filing jointly with AGI between $150,000 and $160,000. Qualified distributions from a Roth IRA would be exempt from federal taxes. Qualified distributions are distributions (1) made after the five-taxable year period beginning with the first taxable year for which a contribution was made to a Roth IRA and (2) that are (a) made on or after the date on which the individual attains age 59 1/2, (b) made to a beneficiary on or after the death of the individual, (c) attributed to the individual being disabled, or (d) for a qualified special purpose (e.g., first time homebuyer expenses).

         Distributions that are not qualified distributions would always be tax-free if the taxpayer is withdrawing contributions, not accumulated earnings.

         Taxpayers with AGI of $100,000 or less are eligible to convert an existing IRA (deductible, nondeductible and conduit) to a Roth IRA. Earnings and contributions from a deductible IRA are subject to a tax upon conversion; however, no 10% excise tax for early withdrawal would apply. If the conversion is done prior to January 1, 1999, then the income from the conversion can be included in income ratably over a four-year period beginning with the year of conversion.

EDUCATION IRAS
         For taxable years beginning after December 31, 1997, an Education IRA has been created exclusively for the purpose of paying qualified higher education expenses. Taxpayers can make non-deductible contributions up to $500 per year per beneficiary. The $500 annual limit is in addition to the $2,000 annual contribution limit applicable to IRAs and Roth IRAs. Eligible contributions must be in cash and made prior to the date the beneficiary reaches age 18. Similar to the Roth IRA, earnings would accumulate tax-free. There is no requirement that the contributor be related to the beneficiary, and there is no limit on the number of beneficiaries for whom one contributor can establish Education IRAs. In addition, multiple Education IRAs can be created for the same beneficiaries, however, the contribution limit of all contributions for a single beneficiary cannot exceed $500 annually.

         This $500 annual contribution limit for Education IRAs is phased out ratably for single contributors with modified AGI between $95,000 and $110,000, and for couples filing jointly with modified AGI of between

$150,000 and $160,000. Individuals with modified AGI above the phase-out range are not allowed to make contributions to an Education IRA established on behalf of any other individual.

         Distributions from an Education IRA are excludable from gross income to the extent that the distribution does not exceed qualified higher education expenses incurred by the beneficiary during the year the distribution is made regardless of whether the beneficiary is enrolled at an eligible educational institution on a full-time, half-time, or less than half-time basis.

         Any balance remaining in an Education IRA at the time a beneficiary becomes 30 years old must be distributed, and the earnings portion of such a distribution will be includible in gross income of the beneficiary and subject to an additional 10% penalty tax if the distribution is not for qualified higher educations expenses. Tax-free (and penalty-free) transfers and rollovers of account balances from one Education IRA benefiting one beneficiary to another Education IRA benefiting a different beneficiary (as well as redesignations of the named beneficiary) is permitted, provided that the new beneficiary is a member of the family of the old beneficiary and that the transfer or rollover is made before the time the old beneficiary reaches age 30 and the new beneficiary reaches age 18.

         A company or association may establish a Group IRA or Group Roth IRA for employees or members who want to purchase shares of a Fund.

         Investments generally must be held in the IRA until age 59 1/2 in order to avoid premature distribution penalties, but distributions generally must commence no later than April 1 of the calendar year following the year in which the participant reaches age 70 1/2. Individuals are entitled to revoke the account, for any reason and without penalty, by mailing written notice of revocation to Delaware Management Trust Company within seven days after the receipt of the IRA Disclosure Statement or within seven days after the establishment of the IRA, except, if the IRA is established more than seven days after receipt of the IRA Disclosure Statement, the account may not be revoked. Distributions from the account (except for the pro-rata portion of any nondeductible contributions) are fully taxable as ordinary income in the year received. Excess contributions removed after the tax filing deadline, plus extensions, for the year in which the excess contributions were made are subject to a 6% excise tax on the amount of excess. Premature distributions (distributions made before age 59 1/2, except for death, disability and certain other limited circumstances) will be subject to a 10% excise tax on the amount prematurely distributed, in addition to the income tax resulting from the distribution. For information concerning the applicability of a CDSC upon redemption of Class B Shares and Class C Shares, see Contingent Deferred Sales Charge - Class B Shares and Class C Shares under Classes of Shares in the Prospectus for Class B Shares and Class C Shares.

         Effective January 1, 1997, the 10% premature distribution penalty will not apply to distributions from an IRA that are used to pay medical expenses in excess of 7.5% of adjusted gross income or to pay health insurance premiums by an individual who has received unemployment compensation for 12 consecutive weeks. In addition, effective January 1, 1998, the new law allows for premature distribution without a 10% penalty if (i) the amounts are used to pay qualified higher education expenses (including graduate level courses) of the taxpayer, the taxpayer's spouse or any child or grandchild of the taxpayer or the taxpayer's spouse, or (ii) used to pay acquisition costs of a principle residence for the purchase of a first-time home by the taxpayer, taxpayer's spouse or any child or grandchild of the taxpayer or the taxpayer's spouse. A qualified first-time homebuyer is someone who has had no ownership interest in a residence during the past two years. The aggregate amount of distribution for first-time home purchases cannot exceed a lifetime cap of $10,000.

SIMPLIFIED EMPLOYEE PENSION PLAN ("SEP/IRA")
         A SEP/IRA may be established by an employer who wishes to sponsor a tax-sheltered retirement program by making contributions on behalf of all eligible employees. Each of the Classes is available for investment by a SEP/IRA.

SALARY REDUCTION SIMPLIFIED EMPLOYEE PENSION PLAN ("SAR/SEP")
         Although new SAR/SEP plans may not be established after December 31, 1996, existing plans may continue to be maintained by employers having 25 or fewer employees. An employer may elect to make additional contributions to such existing plans.

PROTOTYPE 401(K) DEFINED CONTRIBUTION PLAN
         Section 401(k) of the Code permits employers to establish qualified plans based on salary deferral contributions. Effective January 1, 1997, non-governmental tax-exempt organizations may establish 401(k) plans. Plan documents are available to enable employers to establish a plan. An employer may also elect to make profit sharing contributions and/or matching contributions with investments in only Class A Shares and Class C Shares or certain other funds in the Delaware Investments family. Purchases under the Plan may be combined for purposes of computing the reduced front-end sales charge applicable to Class A Shares as set forth in the table the Prospectuses for the Fund Classes.

DEFERRED COMPENSATION PLAN FOR PUBLIC SCHOOLS AND NON-PROFIT ORGANIZATIONS ("403(B)(7)")
         Section 403(b)(7) of the Code permits public school systems and certain non-profit organizations to use mutual fund shares held in a custodial account to fund deferred compensation arrangements for their employees. A custodial account agreement is available for those employers who wish to purchase shares of any of the Classes in conjunction with such an arrangement. Purchases under the Plan may be combined for purposes of computing the reduced front-end sales charge applicable to Class A Shares as set forth in the table the Prospectuses for the Fund Classes.

DEFERRED COMPENSATION PLAN FOR STATE AND LOCAL GOVERNMENT EMPLOYEES ("457")
         Section 457 of the Code permits state and local governments, their agencies and certain other entities to establish a deferred compensation plan for their employees who wish to participate. This enables employees to defer a portion of their salaries and any federal (and possibly state) taxes thereon. Such plans may invest in shares of the Fund. Although investors may use their own plan, there is available a Delaware Investments 457 Deferred Compensation Plan. Interested investors should contact the Distributor or their investment dealers to obtain further information. Purchases under the Plan may be combined for purposes of computing the reduced front-end sales charge applicable to Class A Shares as set forth in the table the Prospectuses for the Fund Classes.

SIMPLE IRA
         A SIMPLE IRA combines many of the features of an IRA and a 401(k) Plan but is easier to administer than a typical 401(k) Plan. It requires employers to make contributions on behalf of their employees and also has a salary deferral feature that permits employees to defer a portion of their salary into the plan on a pre-tax basis. A SIMPLE IRA is available only to plan sponsors with 100 or fewer employees.

SIMPLE 401(k)
         A SIMPLE 401(k) is like a regular 401(k) except that it is available only to plan sponsors with 100 or fewer employees and, in exchange for mandatory plan sponsor contributions, discrimination testing is not required.

DETERMINING OFFERING PRICE AND NET ASSET VALUE
         Orders for purchases of Class A Shares are effected at the offering price next calculated by the Fund in which shares are being purchased after receipt of the order by the Fund, its agent or certain other authorized persons. See Distribution and Service under Investment Management Agreements and Sub-Advisory Agreements. Orders for purchases of Class B Shares, Class C Shares and Institutional Class shares are effected at the net asset value per share next calculated by the Fund in which shares are being purchased after receipt of the order by the Fund, its agent or designee. Selling dealers are responsible for transmitting orders promptly.

         The offering price for Class A Shares consists of the net asset value per share plus any applicable front-end sales charges. Offering price and net asset value are computed as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open. The New York Stock Exchange is scheduled to be open Monday through Friday throughout the year except for the days when the following holidays are observed: New Year's Day, Presidents' Day, Martin Luther King, Jr.'s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. When the New York Stock Exchange is closed, the Funds will generally be closed, pricing calculations will not be made and purchase and redemption orders will not be processed.

         An example showing how to calculate the net asset value per share and, in the case of Class A Shares, the offering price per share, will be included in the Funds' financial statements which are incorporated by reference into this Part B.

         Each Fund's net asset value per share is computed by adding the value of all the Fund's securities and other assets, deducting any liabilities of the Fund, and dividing by the number of Fund shares outstanding. Expenses and fees are accrued daily. Portfolio securities, except for bonds, which are primarily traded on a national or foreign securities exchange are valued at the last sale price on that exchange. Options are valued at the last reported sales price or, if no sales are reported, at the mean between bid and asked prices. Securities not traded on a particular day, over-the-counter securities and government and agency securities are valued at the mean value between bid and asked prices. Money market instruments having a maturity of less than 60 days are valued at amortized cost. Debt securities (other than short-term obligations) are valued on the basis of valuations provided by a pricing service when such prices are believed to reflect the fair value of such securities. Foreign securities and the prices of foreign securities denominated in foreign currencies are translated to U.S. dollars based on rates in effect as of 12 p.m., Eastern time. Use of a pricing service has been approved by the Board of Directors. Subject to the foregoing, securities for which market quotations are not readily available and other assets are valued at fair value as determined in good faith and in a method approved by the Board of Directors.

         Each Class of a Fund will bear, pro-rata, all of the common expenses of that Fund. The net asset values of all outstanding shares of each Class of a Fund will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in that Fund represented by the value of shares of that Class. All income earned and expenses incurred by a Fund will be borne on a pro-rata basis by each outstanding share of a Class, based on each Class' percentage in that Fund represented by the value of shares of such Classes, except that the Institutional Classes will not incur any of the expenses under the relevant Fund's 12b-1 Plans and Class A, Class B and Class C Shares alone will bear the 12b-1 Plan expenses payable under their respective Plans. Due to the specific distribution expenses and other costs that will be allocable to each Class, the net asset value of each Class of a Fund will vary.

REDEMPTION AND REPURCHASE

        YOU CAN REDEEM OR EXCHANGE YOUR SHARES IN A NUMBER OF DIFFERENT WAYS. THE EXCHANGE SERVICE IS USEFUL IF YOUR INVESTMENT REQUIREMENTS CHANGE AND YOU WANT AN EASY WAY TO INVEST IN OTHER EQUITY FUNDS, TAX-ADVANTAGED FUNDS, BOND FUNDS OR MONEY MARKET FUNDS. THIS SERVICE IS ALSO USEFUL IF YOU ARE ANTICIPATING A MAJOR EXPENDITURE AND WANT TO MOVE A PORTION OF YOUR INVESTMENT INTO A FUND THAT HAS THE CHECKWRITING FEATURE. EXCHANGES ARE SUBJECT TO THE REQUIREMENTS OF EACH FUND AND ALL EXCHANGES OF SHARES CONSTITUTE TAXABLE EVENTS. FURTHER, IN ORDER FOR AN EXCHANGE TO BE PROCESSED, SHARES OF THE FUND BEING ACQUIRED MUST BE REGISTERED IN THE STATE WHERE THE ACQUIRING SHAREHOLDER RESIDES. YOU MAY WANT TO CONSULT YOUR FINANCIAL ADVISER OR INVESTMENT DEALER TO DISCUSS WHICH FUNDS IN DELAWARE INVESTMENTS WILL BEST MEET YOUR CHANGING OBJECTIVES, AND THE CONSEQUENCES OF ANY EXCHANGE TRANSACTION. YOU MAY ALSO CALL THE DELAWARE INVESTMENTS DIRECTLY FOR FUND INFORMATION.

        YOUR SHARES WILL BE REDEEMED OR EXCHANGED AT A PRICE BASED ON THE NET ASSET VALUE NEXT DETERMINED AFTER A FUND RECEIVES YOUR REQUEST IN GOOD ORDER, SUBJECT, IN THE CASE OF A REDEMPTION, TO ANY APPLICABLE CDSC OR LIMITED CDSC. FOR EXAMPLE, REDEMPTION OR EXCHANGE REQUESTS RECEIVED IN GOOD ORDER AFTER THE TIME THE OFFERING PRICE AND NET ASSET VALUE OF SHARES ARE DETERMINED WILL BE PROCESSED ON THE NEXT BUSINESS DAY. A SHAREHOLDER SUBMITTING A REDEMPTION REQUEST MAY INDICATE THAT HE OR SHE WISHES TO RECEIVE REDEMPTION PROCEEDS OF A SPECIFIC DOLLAR AMOUNT. IN THE CASE OF SUCH A REQUEST, AND IN THE CASE OF CERTAIN REDEMPTIONS FROM RETIREMENT PLAN ACCOUNTS, A FUND WILL REDEEM THE NUMBER OF SHARES NECESSARY TO DEDUCT THE APPLICABLE CDSC IN THE CASE OF CLASS B SHARES AND CLASS C SHARES, AND, IF APPLICABLE, THE LIMITED CDSC IN THE CASE OF CLASS A SHARES AND TENDER TO THE SHAREHOLDER THE REQUESTED AMOUNT, ASSUMING THE SHAREHOLDER HOLDS ENOUGH SHARES IN HIS OR HER ACCOUNT FOR THE REDEMPTION TO BE PROCESSED IN THIS MANNER. OTHERWISE, THE AMOUNT TENDERED TO THE SHAREHOLDER UPON REDEMPTION WILL BE REDUCED BY THE AMOUNT OF THE APPLICABLE CDSC OR LIMITED CDSC. REDEMPTION PROCEEDS WILL BE DISTRIBUTED PROMPTLY, AS DESCRIBED BELOW, BUT NOT LATER THAN SEVEN DAYS AFTER RECEIPT OF A REDEMPTION REQUEST.

        EXCEPT AS NOTED BELOW, FOR A REDEMPTION REQUEST TO BE IN "GOOD ORDER," YOU MUST PROVIDE YOUR ACCOUNT NUMBER, ACCOUNT REGISTRATION, AND THE TOTAL NUMBER OF SHARES OR DOLLAR AMOUNT OF THE TRANSACTION. FOR EXCHANGE REQUESTS, YOU MUST ALSO PROVIDE THE NAME OF THE FUND IN WHICH YOU WANT TO INVEST THE PROCEEDS. EXCHANGE INSTRUCTIONS AND REDEMPTION REQUESTS MUST BE signed by the record owner(s) exactly as the shares are registered. YOU MAY REQUEST A REDEMPTION OR AN EXCHANGE BY CALLING THE SHAREHOLDER SERVICE CENTER AT 800-523-1918. EACH FUND MAY SUSPEND, TERMINATE, OR AMEND THE TERMS OF THE EXCHANGE PRIVILEGE UPON 60 DAYS' WRITTEN NOTICE TO SHAREHOLDERS.

        In addition to redemption of Fund shares, the Distributor, acting as agent of the Funds, offers to repurchase Fund shares from broker/dealers acting on behalf of shareholders. The redemption or repurchase price, which may be more or less than the shareholder's cost, is the net asset value per share next determined after receipt of the request in good order by the respective Fund, its agent, OR CERTAIN AUTHORIZED PERSONS, SUBJECT TO applicable CDSC or Limited CDSC. This is computed and effective at the time the offering price and net asset value are determined. See Determining Offering Price and Net Asset Value. The Funds and the Distributor end their business days at 5 p.m., Eastern time. This offer is discretionary and may be completely withdrawn without further notice by the Distributor.

        Orders for the repurchase of Fund shares which are submitted to the Distributor prior to the close of its business day will be executed at the net asset value per share computed that day (subject to the applicable CDSC or Limited CDSC), if the repurchase order was received by the broker/dealer from the shareholder prior to the time the offering price and net asset value are determined on such day. The selling dealer has the responsibility OF TRANSMITTING orders to the Distributor promptly. Such repurchase is then settled as an ordinary transaction with the broker/dealer (who may make a charge to the shareholder for this service) delivering the shares repurchased.

        Payment for shares redeemed will ordinarily be mailed the next business day, but in no case later than seven days, after receipt of a redemption request in good order BY THE FUND OR CERTAIN OTHER AUTHORIZED PERSONS (SEE DISTRIBUTION AND SERVICE UNDER INVESTMENT MANAGEMENT AGREEMENTS AND SUB-ADVISORY AGREEMENTS); provided, however, that each commitment to mail or wire redemption proceeds by a certain time, as described below, is modified by the qualifications described in the next paragraph.

        Each Fund will process written AND telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already settled. EACH Fund will honor redemption requests as to shares for which a check was tendered as payment, but a Fund will not mail or wire the proceeds until it is reasonably satisfied that the PURCHASE CHECK HAS CLEARED, WHICH MAY TAKE UP TO 15 DAYS FROM THE PURCHASE DATE. YOU CAN AVOID THIS POTENTIAL DELAY IF YOU PURCHASE SHARES BY WIRING FEDERAL FUNDS. EACH FUND RESERVES THE RIGHT TO REJECT A WRITTEN OR TELEPHONE REDEMPTION REQUEST OR DELAY PAYMENT OF REDEMPTION PROCEEDS IF THERE HAS BEEN A RECENT CHANGE TO THE SHAREHOLDER'S ADDRESS OF RECORD.

        If a shareholder has been credited with a purchase by a check which is subsequently returned unpaid for insufficient funds or for any other reason, the Fund involved will automatically redeem from the shareholder's account the shares purchased by the check plus any dividends earned thereon. Shareholders may be responsible for any losses to a Fund or to the Distributor.

        In case of a suspension of the determination of the net asset value because the New York Stock Exchange is closed for other than weekends or holidays, or trading thereon is restricted or an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practical, or it is not reasonably practical for a Fund fairly to value its assets, or in the event that the SEC has provided for such suspension for the protection of shareholders, a Fund may postpone payment or suspend the right of redemption or repurchase. In such case, the shareholder may withdraw the request for redemption or leave it standing as a request for redemption at the net asset value next determined after the suspension has been terminated.

        Payment for shares redeemed or repurchased may be made either in cash or kind, or partly in cash and partly in kind. Any portfolio securities paid or distributed in kind would be valued as described in Determining Offering Price and Net Asset Value. Subsequent sale by an investor receiving a distribution in kind could result in the payment of brokerage commissions. However, Mutual Funds III, Inc. has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which each Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of such Fund during any 90-day period for any one shareholder.

        The value of a Fund's investments is subject to changing market prices. Thus, a shareholder reselling shares to a Fund may sustain either a gain or loss, depending upon the price paid and the price received for such shares.

                                     * * *

     CERTAIN REDEMPTIONS OF CLASS A SHARES PURCHASED AT NET ASSET VALUE MAY RESULT IN THE IMPOSITION OF A LIMITED CDSC. SEE CONTINGENT DEFERRED SALES CHARGE FOR CERTAIN REDEMPTIONS OF CLASS A SHARES PURCHASED AT NET ASSET VALUE, BELOW. CLASS B SHARES ARE SUBJECT TO A CDSC OF: (I) 5% IF SHARES ARE REDEEMED WITHIN ONE YEAR OF PURCHASE (II) 4% IF SHARES ARE REDEEMED DURING THE SECOND YEAR FOLLOWING PURCHASE; (III) 3% IF SHARES ARE REDEEMED DURING THE THIRD OR FOURTH YEAR FOLLOWING PURCHASE; (IV) 2% IF SHARES ARE REDEEMED DURING THE FIFTH YEAR FOLLOWING PURCHASE; (V) 1% IF SHARES ARE REDEEMED DURING THE SIXTH YEAR FOLLOWING PURCHASE; (VI) AND 0% THEREAFTER. CLASS C SHARES ARE SUBJECT TO A CDSC OF 1% IF SHARES ARE REDEEMED WITHIN 12 MONTHS FOLLOWING PURCHASE. SEE CONTINGENT DEFERRED SALES CHARGE - Class B Shares and Class C Shares UNDER PURCHASING SHARES. EXCEPT FOR THE APPLICABLE CDSC OR LIMITED CDSC AND, WITH RESPECT TO THE EXPEDITED PAYMENT BY WIRE DESCRIBED BELOW FOR WHICH, IN THE CASE OF THE FUND CLASSES, THERE IS CURRENTLY A $7.50 BANK WIRING COST, NEITHER THE FUNDS NOR THE DISTRIBUTOR CHARGES A FEE FOR REDEMPTIONS OR REPURCHASES, BUT SUCH FEES COULD BE CHARGED AT ANY TIME IN THE FUTURE.

        HOLDERS OF CLASS B SHARES OR CLASS C SHARES THAT EXCHANGE THEIR SHARES ("ORIGINAL SHARES") FOR SHARES OF OTHER FUNDS IN THE DELAWARE INVESTMENTS (IN EACH CASE, "NEW SHARES") IN A PERMITTED EXCHANGE, WILL NOT BE SUBJECT TO A CDSC THAT MIGHT OTHERWISE BE DUE UPON REDEMPTION OF THE ORIGINAL SHARES. HOWEVER, SUCH SHAREHOLDERS WILL CONTINUE TO BE SUBJECT TO THE CDSC AND, IN THE CASE OF CLASS B SHARES, THE AUTOMATIC CONVERSION SCHEDULE OF THE ORIGINAL SHARES AS DESCRIBED IN THIS PART B AND ANY CDSC ASSESSED UPON REDEMPTION WILL BE CHARGED BY THE FUND FROM WHICH THE ORIGINAL SHARES WERE EXCHANGED. IN AN EXCHANGE OF CLASS B SHARES FROM A FUND, THE FUND'S CDSC SCHEDULE MAY BE HIGHER THAN THE CDSC SCHEDULE RELATING TO THE NEW SHARES ACQUIRED AS A RESULT OF THE EXCHANGE. FOR PURPOSES OF COMPUTING THE CDSC THAT MAY BE PAYABLE UPON A DISPOSITION OF THE NEW SHARES, THE PERIOD OF TIME THAT AN INVESTOR HELD THE ORIGINAL SHARES IS ADDED TO THE PERIOD OF TIME THAT AN INVESTOR HELD THE NEW SHARES. WITH RESPECT TO CLASS B SHARES, THE AUTOMATIC CONVERSION SCHEDULE OF THE ORIGINAL SHARES MAY BE LONGER THAN THAT OF THE NEW SHARES. CONSEQUENTLY, AN INVESTMENT IN NEW SHARES BY EXCHANGE MAY SUBJECT AN INVESTOR TO THE HIGHER 12B-1 FEES APPLICABLE TO CLASS B SHARES OF A FUND FOR A LONGER PERIOD OF TIME THAN IF THE INVESTMENT IN NEW SHARES WERE MADE DIRECTLY.

WRITTEN REDEMPTION
        YOU CAN WRITE TO EACH FUND AT 1818 MARKET STREET, PHILADELPHIA, PA 19103 TO REDEEM SOME OR ALL OF YOUR SHARES. THE REQUEST MUST BE SIGNED BY ALL OWNERS OF THE ACCOUNT OR YOUR INVESTMENT DEALER OF RECORD. FOR REDEMPTIONS OF MORE THAN $50,000, OR WHEN THE PROCEEDS ARE NOT SENT TO THE SHAREHOLDER(S) AT THE ADDRESS OF RECORD, THE FUNDS REQUIRE A SIGNATURE BY ALL OWNERS OF THE ACCOUNT AND A SIGNATURE GUARANTEE FOR EACH OWNER. A SIGNATURE

GUARANTEE CAN BE OBTAINED FROM A COMMERCIAL BANK, A TRUST COMPANY OR A MEMBER OF A SECURITIES TRANSFER ASSOCIATION MEDALLION PROGRAM ("STAMP"). EACH FUND RESERVES the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. THE FUNDS MAY REQUIRE FURTHER DOCUMENTATION FROM CORPORATIONS, EXECUTORS, RETIREMENT PLANS, ADMINISTRATORS, TRUSTEES OR GUARDIANS.

        PAYMENT IS NORMALLY MAILED THE NEXT BUSINESS DAY AFTER RECEIPT OF YOUR REDEMPTION REQUEST. IF YOUR CLASS A SHARES ARE IN CERTIFICATE FORM, THE CERTIFICATE(S) MUST ACCOMPANY YOUR REQUEST AND ALSO BE IN GOOD ORDER. CERTIFICATES ARE ISSUED FOR CLASS A SHARES ONLY IF A SHAREHOLDER SUBMITS A SPECIFIC REQUEST. CERTIFICATES ARE NOT ISSUED FOR CLASS B SHARES OR CLASS C SHARES.

WRITTEN EXCHANGE
        YOU MAY ALSO WRITE TO EACH FUND (AT 1818 MARKET STREET, PHILADELPHIA, PA 19103) TO REQUEST AN EXCHANGE OF ANY OR ALL OF YOUR SHARES INTO ANOTHER MUTUAL FUND IN DELAWARE INVESTMENTS, SUBJECT TO THE SAME CONDITIONS AND LIMITATIONS AS OTHER EXCHANGES NOTED ABOVE.

TELEPHONE REDEMPTION AND EXCHANGE
        TO GET THE ADDED CONVENIENCE of the telephone redemption AND EXCHANGE METHODS, YOU MUST HAVE THE TRANSFER AGENT HOLD YOUR SHARES (WITHOUT CHARGE) FOR YOU. IF YOU CHOOSE TO HAVE YOUR CLASS A SHARES IN CERTIFICATE FORM, YOU MAY REDEEM OR EXCHANGE ONLY BY WRITTEN REQUEST AND YOU MUST RETURN YOUR CERTIFICATES.

        THE TELEPHONE REDEMPTION - CHECK TO YOUR ADDRESS OF RECORD SERVICE AND THE TELEPHONE EXCHANGE SERVICE, BOTH OF WHICH ARE DESCRIBED BELOW, ARE AUTOMATICALLY PROVIDED UNLESS YOU NOTIFY THE FUND IN WHICH YOU HAVE YOUR ACCOUNT IN WRITING THAT YOU DO NOT WISH TO HAVE SUCH SERVICES AVAILABLE WITH RESPECT TO YOUR ACCOUNT. EACH FUND RESERVES THE RIGHT TO MODIFY, TERMINATE OR SUSPEND THESE PROCEDURES UPON 60 DAYS' WRITTEN NOTICE TO SHAREHOLDERS. IT MAY BE DIFFICULT TO REACH THE FUNDS BY TELEPHONE DURING PERIODS WHEN MARKET OR ECONOMIC CONDITIONS LEAD TO AN UNUSUALLY LARGE VOLUME OF TELEPHONE REQUESTS.

        Neither the Funds nor THEIR Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine. With respect to such telephone transactions, each Fund will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, such Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. Telephone instructions received by the Fund Classes are generally tape recorded, AND a written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone. BY EXCHANGING SHARES BY TELEPHONE, YOU ARE ACKNOWLEDGING PRIOR RECEIPT OF A PROSPECTUS FOR THE FUND INTO WHICH YOUR SHARES ARE BEING EXCHANGED.

TELEPHONE REDEMPTION--CHECK TO YOUR ADDRESS OF RECORD
        THE TELEPHONE REDEMPTION FEATURE IS A QUICK AND EASY METHOD TO REDEEM SHARES. YOU OR YOUR INVESTMENT DEALER OF RECORD CAN HAVE REDEMPTION PROCEEDS OF $50,000 OR LESS MAILED TO YOU AT YOUR ADDRESS OF RECORD. CHECKS WILL BE PAYABLE TO THE SHAREHOLDER(S) OF RECORD. PAYMENT IS NORMALLY MAILED THE NEXT BUSINESS DAY AFTER RECEIPT OF THE REDEMPTION REQUEST. THIS SERVICE IS ONLY AVAILABLE TO INDIVIDUAL, JOINT AND INDIVIDUAL FIDUCIARY-TYPE ACCOUNTS.

TELEPHONE REDEMPTION--PROCEEDS TO YOUR BANK
        REDEMPTION PROCEEDS OF $1,000 OR MORE CAN BE TRANSFERRED TO YOUR PREDESIGNATED BANK ACCOUNT BY WIRE OR BY CHECK. YOU SHOULD AUTHORIZE THIS SERVICE WHEN YOU OPEN YOUR ACCOUNT. IF YOU CHANGE YOUR PREDESIGNATED BANK ACCOUNT, YOU MUST COMPLETE AN AUTHORIZATION FORM AND HAVE YOUR SIGNATURE GUARANTEED. FOR YOUR PROTECTION, YOUR AUTHORIZATION MUST BE ON FILE. IF YOU REQUEST A WIRE, YOUR FUNDS WILL NORMALLY BE SENT THE NEXT BUSINESS DAY. IF THE PROCEEDS ARE WIRED TO THE SHAREHOLDER'S ACCOUNT AT A BANK WHICH IS NOT A MEMBER OF THE FEDERAL RESERVE SYSTEM, THERE COULD BE A DELAY IN THE CREDITING OF THE FUNDS TO THE SHAREHOLDER'S BANK ACCOUNT. FIRST UNION NATIONAL BANK'S FEE (CURRENTLY $7.50) WILL BE DEDUCTED FROM FUND CLASS REDEMPTION PROCEEDS. IF YOU ASK FOR A CHECK, IT WILL NORMALLY BE MAILED THE NEXT BUSINESS DAY AFTER RECEIPT OF YOUR REDEMPTION REQUEST TO YOUR PREDESIGNATED BANK ACCOUNT. THERE ARE NO SEPARATE FEES FOR THIS REDEMPTION METHOD, BUT THE MAIL TIME MAY DELAY GETTING FUNDS INTO YOUR BANK ACCOUNT. SIMPLY CALL THE SHAREHOLDER SERVICE CENTER PRIOR TO THE TIME THE OFFERING PRICE AND NET ASSET VALUE ARE DETERMINED, AS NOTED ABOVE.

TELEPHONE EXCHANGE
        THE TELEPHONE EXCHANGE FEATURE IS A CONVENIENT AND EFFICIENT WAY TO ADJUST YOUR INVESTMENT HOLDINGS AS YOUR LIQUIDITY REQUIREMENTS AND INVESTMENT OBJECTIVES CHANGE. YOU OR YOUR INVESTMENT DEALER OF RECORD CAN EXCHANGE YOUR SHARES INTO OTHER FUNDS IN DELAWARE INVESTMENTS UNDER THE SAME REGISTRATION, SUBJECT TO THE SAME CONDITIONS AND LIMITATIONS AS OTHER EXCHANGES NOTED ABOVE. AS WITH THE WRITTEN EXCHANGE SERVICE, TELEPHONE EXCHANGES ARE SUBJECT TO THE REQUIREMENTS OF EACH FUND, AS DESCRIBED ABOVE. TELEPHONE EXCHANGES MAY BE SUBJECT TO LIMITATIONS AS TO AMOUNTS OR FREQUENCY.

        THE TELEPHONE EXCHANGE PRIVILEGE IS INTENDED AS A CONVENIENCE TO SHAREHOLDERS AND IS NOT INTENDED TO BE A VEHICLE TO SPECULATE ON SHORT-TERM SWINGS IN THE SECURITIES MARKET THROUGH FREQUENT TRANSACTIONS IN AND OUT OF THE FUNDS IN THE DELAWARE INVESTMENTS FAMILY. TELEPHONE EXCHANGES MAY BE SUBJECT TO LIMITATIONS AS TO AMOUNTS OR FREQUENCY. THE TRANSFER AGENT AND EACH FUND RESERVE THE RIGHT TO RECORD EXCHANGE INSTRUCTIONS RECEIVED BY TELEPHONE AND TO REJECT EXCHANGE REQUESTS AT ANY TIME IN THE FUTURE.

MONEYLINE (SM) ON DEMAND
        YOU OR YOUR INVESTMENT DEALER MAY REQUEST REDEMPTIONS OF YOUR FUND SHARES BY PHONE USING MONEYLINE (SM) ON DEMAND. WHEN YOU AUTHORIZE A FUND TO ACCEPT SUCH REQUESTS FROM YOU OR YOUR INVESTMENT DEALER, FUNDS WILL BE DEPOSITED TO (FOR SHARE REDEMPTIONS) YOUR PREDESIGNATED BANK ACCOUNT. YOUR REQUEST WILL BE PROCESSED THE SAME DAY IF YOU CALL PRIOR TO 4 P.M., EASTERN TIME. THERE IS A $25 MINIMUM AND $50,000 MAXIMUM LIMIT FOR MONEYLINE (SM) ON DEMAND TRANSACTIONS. SEE MONEYLINE (SM) ON DEMAND UNDER INVESTMENT PLANS.

RIGHT TO REFUSE TIMING ACCOUNTS
        WITH REGARD TO ACCOUNTS THAT ARE ADMINISTERED BY MARKET TIMING SERVICES ("TIMING FIRMS") TO PURCHASE OR REDEEM SHARES BASED ON CHANGING ECONOMIC AND MARKET CONDITIONS ("TIMING ACCOUNTS"), THE FUNDS WILL REFUSE ANY NEW TIMING ARRANGEMENTS, AS WELL AS ANY NEW PURCHASES (AS OPPOSED TO EXCHANGES) IN DELAWARE INVESTMENTS FUNDS FROM TIMING FIRMS. A FUND RESERVES THE RIGHT TO TEMPORARILY OR PERMANENTLY TERMINATE THE EXCHANGE PRIVILEGE OR REJECT ANY SPECIFIC PURCHASE ORDER FOR ANY PERSON WHOSE TRANSACTIONS SEEM TO FOLLOW A TIMING PATTERN WHO: (I) MAKES AN EXCHANGE REQUEST OUT OF THE FUND WITHIN TWO WEEKS OF AN EARLIER EXCHANGE REQUEST OUT OF THE FUND, OR (II) MAKES MORE THAN TWO EXCHANGES OUT OF THE FUND PER CALENDAR QUARTER, OR (III) EXCHANGES SHARES EQUAL IN VALUE TO AT LEAST $5 MILLION, OR MORE THAN 1/4 OF 1% OF THE FUND'S NET ASSETS. ACCOUNTS UNDER COMMON OWNERSHIP OR CONTROL, INCLUDING ACCOUNTS ADMINISTERED SO AS TO REDEEM OR PURCHASE SHARES BASED UPON CERTAIN PREDETERMINED MARKET INDICATORS, WILL BE AGGREGATED FOR PURPOSES OF THE EXCHANGE LIMITS.

RESTRICTIONS ON TIMED EXCHANGES
        TIMING ACCOUNTS OPERATING UNDER EXISTING TIMING AGREEMENTS MAY ONLY EXECUTE EXCHANGES BETWEEN THE FOLLOWING EIGHT DELAWARE INVESTMENTS FUNDS: (1) DECATUR EQUITY INCOME FUND, (2) GROWTH AND INCOME FUND, (3) DELAWARE FUND, (4) LIMITED-TERM GOVERNMENT FUND, (5) USA FUND, (6) DELAWARE CASH RESERVE, (7) DELCHESTER FUND AND (8) TAX-FREE PENNSYLVANIA FUND. NO OTHER DELAWARE INVESTMENTS FUNDS ARE AVAILABLE FOR TIMED EXCHANGES. ASSETS REDEEMED OR EXCHANGED OUT OF TIMING ACCOUNTS IN DELAWARE INVESTMENTS FUNDS NOT LISTED ABOVE MAY NOT BE REINVESTED BACK INTO THAT TIMING ACCOUNT. EACH FUND RESERVES THE RIGHT TO APPLY THESE SAME RESTRICTIONS TO THE ACCOUNT(S) OF ANY PERSON WHOSE TRANSACTIONS SEEM TO FOLLOW A TIME PATTERN (AS DESCRIBED ABOVE).

        EACH FUND ALSO RESERVES THE RIGHT TO REFUSE THE PURCHASE SIDE OF AN EXCHANGE REQUEST BY ANY TIMING ACCOUNT, PERSON, OR GROUP IF, IN THE MANAGER'S JUDGMENT, THE FUND WOULD BE UNABLE TO INVEST EFFECTIVELY IN ACCORDANCE WITH ITS INVESTMENT OBJECTIVES AND POLICIES, OR WOULD OTHERWISE POTENTIALLY BE ADVERSELY AFFECTED. A SHAREHOLDER'S PURCHASE EXCHANGES MAY BE RESTRICTED OR REFUSED IF A FUND RECEIVES OR ANTICIPATES SIMULTANEOUS ORDERS AFFECTING SIGNIFICANT PORTIONS OF THE FUND'S ASSETS. IN PARTICULAR, A PATTERN OF EXCHANGES THAT COINCIDE WITH A "MARKET TIMING" STRATEGY MAY BE DISRUPTIVE TO A FUND AND THEREFORE MAY BE REFUSED.

        EXCEPT AS NOTED ABOVE, ONLY SHAREHOLDERS AND THEIR AUTHORIZED BROKERS OF RECORD WILL BE PERMITTED TO MAKE EXCHANGES OR REDEMPTIONS.

SYSTEMATIC WITHDRAWAL PLANS
        Shareholders of Class A SHARES, Class B SHARES and Class C Shares who own or purchase $5,000 or more of shares at the offering price, or net asset value, as applicable, for which certificates have not been issued may establish a Systematic Withdrawal Plan for monthly withdrawals of $25 or more, or quarterly withdrawals of $75 or more, although the Funds do not recommend any specific amount of withdrawal. THIS IS PARTICULARLY USEFUL TO SHAREHOLDERS LIVING ON FIXED INCOMES, SINCE IT CAN PROVIDE THEM WITH A STABLE SUPPLEMENTAL AMOUNT. This $5,000 minimum does not apply for a Fund's prototype retirement plans. Shares purchased with the initial investment and through reinvestment of cash dividends and realized securities profits distributions will be credited to the shareholder's account and sufficient full and fractional shares will be redeemed at the net asset value calculated on the third business day preceding the mailing date.

        Checks are dated either the 1st or the 15th of the month, as selected by the shareholder (unless such date falls on a holiday or a weekend), and are normally mailed within two business days. Both ordinary income dividends and realized securities profits distributions will be automatically reinvested in additional shares of the Class at net asset value. This plan is not recommended for all investors and should be started only after careful consideration of its operation and effect upon the investor's savings and investment program. To the extent that withdrawal payments from the plan exceed any dividends and/or realized securities profits distributions paid on shares held under the plan, the withdrawal payments will represent a return of capital, and the share balance may in time be depleted, particularly in a declining market. SHAREHOLDERS SHOULD NOT PURCHASE ADDITIONAL SHARES WHILE PARTICIPATING IN A SYSTEMATIC WITHDRAWAL PLAN.

        The sale of shares for withdrawal payments constitutes a taxable event and a shareholder may incur a capital gain or loss for federal income tax purposes. This gain or loss may be long-term or short-term depending on the holding period for the specific shares liquidated. Premature withdrawals from retirement plans may have adverse tax consequences.

        Withdrawals under this plan made concurrently with the purchases of additional shares may be disadvantageous to the shareholder. Purchases of Class A Shares through a periodic investment program in a fund managed by the Manager must be terminated before a Systematic Withdrawal Plan with respect to such shares can take effect, except if the shareholder is a participant in one of our retirement plans or is investing in Delaware Investments funds which do not carry a sales charge. Redemptions of Class A Shares pursuant to a Systematic Withdrawal Plan may be subject to a Limited CDSC if the purchase was made at net asset value and a dealer's commission has been paid on that purchase. THE APPLICABLE CDSC FOR Class B Shares AND Class C Shares REDEEMED VIA a Systematic Withdrawal Plan WILL BE WAIVED IF, ON THE DATE THAT THE PLAN IS ESTABLISHED, the annual amount selected to be withdrawn is less than 12% of the account balance. IF THE ANNUAL AMOUNT SELECTED TO BE WITHDRAWN EXCEEDS 12% OF THE ACCOUNT BALANCE on the date that the Systematic Withdrawal Plan IS ESTABLISHED, ALL REDEMPTIONS UNDER THE PLAN WILL BE SUBJECT TO THE APPLICABLE CDSC. WHETHER A WAIVER OF THE CDSC IS AVAILABLE OR NOT, THE FIRST SHARES TO BE REDEEMED FOR EACH SYSTEMATIC WITHDRAWAL PLAN PAYMENT WILL BE THOSE NOT SUBJECT TO A CDSC BECAUSE THEY HAVE EITHER SATISFIED THE REQUIRED HOLDING PERIOD OR WERE ACQUIRED THROUGH THE REINVESTMENT OF DISTRIBUTIONS. THE 12% ANNUAL LIMIT WILL BE RESET ON THE DATE THAT ANY SYSTEMATIC WITHDRAWAL PLAN IS MODIFIED (FOR EXAMPLE, A CHANGE IN THE AMOUNT SELECTED TO BE WITHDRAWN OR THE FREQUENCY OR DATE OF WITHDRAWALS), BASED ON THE BALANCE IN THE ACCOUNT ON THAT DATE. SEE WAIVER OF CONTINGENT DEFERRED SALES CHARGE - CLASS B SHARES AND CLASS C SHARES, BELOW.

        An investor wishing to start a Systematic Withdrawal Plan must complete an authorization form. If the recipient of Systematic Withdrawal Plan payments is other than the registered shareholder, the shareholder's signature on this authorization must be guaranteed. Each signature guarantee must be supplied by an eligible guarantor institution. The Funds reserve the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. This plan may be terminated by the shareholder or the Transfer Agent at any time by giving written notice.

        SYSTEMATIC WITHDRAWAL PLAN PAYMENTS ARE NORMALLY MADE BY CHECK. IN THE ALTERNATIVE, YOU MAY ELECT TO HAVE YOUR PAYMENTS TRANSFERRED FROM YOUR FUND ACCOUNT TO YOUR PREDESIGNATED BANK ACCOUNT THROUGH THE MONEYLINE (SM) DIRECT DEPOSIT SERVICE. YOUR FUNDS WILL NORMALLY BE CREDITED TO YOUR BANK ACCOUNT UP TO FOUR BUSINESS DAYS AFTER THE PAYMENT DATE. THERE ARE NO SEPARATE FEES FOR THIS REDEMPTION METHOD. IT MAY TAKE UP TO FOUR BUSINESS DAYS FOR THE TRANSACTIONS TO BE COMPLETED. YOU CAN INITIATE THIS SERVICE BY COMPLETING AN ACCOUNT SERVICES FORM. IF YOUR NAME AND ADDRESS ARE NOT IDENTICAL TO THE NAME AND ADDRESS ON YOUR FUND ACCOUNT, YOU MUST HAVE YOUR SIGNATURE GUARANTEED. THE FUNDS DO NOT CHARGE A FEE FOR ANY THIS SERVICE; HOWEVER, YOUR BANK MAY CHARGE A FEE. THIS SERVICE IS NOT AVAILABLE FOR RETIREMENT PLANS.

        THE SYSTEMATIC WITHDRAWAL PLAN IS NOT AVAILABLE TO THE INSTITUTIONAL CLASSES. SHAREHOLDERS SHOULD CONSULT WITH THEIR FINANCIAL ADVISERS TO DETERMINE WHETHER A SYSTEMATIC WITHDRAWAL PLAN WOULD BE SUITABLE FOR THEM.

CONTINGENT DEFERRED SALES CHARGE FOR CERTAIN REDEMPTIONS OF CLASS A SHARES PURCHASED AT NET ASSET VALUE
        FOR PURCHASES OF $1,000,000 OR MORE MADE ON OR AFTER JULY 1, 1998, A LIMITED CDSC WILL BE IMPOSED ON CERTAIN REDEMPTIONS OF CLASS A SHARES (OR SHARES INTO WHICH SUCH CLASS A SHARES ARE EXCHANGED) ACCORDING TO THE FOLLOWING
SCHEDULE: (1) 1.00% IF SHARES ARE REDEEMED DURING THE FIRST YEAR AFTER THE PURCHASE; AND (2) 0.50% IF SUCH SHARES ARE REDEEMED DURING THE SECOND YEAR AFTER THE PURCHASE, IF SUCH PURCHASES WERE MADE AT NET ASSET VALUE AND TRIGGERED THE PAYMENT BY THE DISTRIBUTOR OF THE DEALER'S COMMISSION AS DESCRIBED IN THE PROSPECTUS.

        THE LIMITED CDSC WILL BE PAID TO THE DISTRIBUTOR AND WILL BE ASSESSED ON AN AMOUNT EQUAL TO THE LESSER OF: (1) THE NET ASSET VALUE AT THE TIME OF PURCHASE OF THE CLASS A SHARES BEING REDEEMED OR (2) THE NET ASSET VALUE OF SUCH CLASS A SHARES AT THE TIME OF REDEMPTION. FOR PURPOSES OF THIS FORMULA, THE "NET ASSET VALUE AT THE TIME OF PURCHASE" WILL BE THE NET ASSET VALUE AT PURCHASE OF THE CLASS A SHARES EVEN IF THOSE SHARES ARE LATER EXCHANGED FOR SHARES OF ANOTHER DELAWARE INVESTMENTS FUND AND, IN THE EVENT OF AN EXCHANGE OF CLASS A SHARES, THE "NET ASSET VALUE OF SUCH SHARES AT THE TIME OF REDEMPTION" WILL BE THE NET ASSET VALUE OF THE SHARES ACQUIRED IN THE EXCHANGE.

        REDEMPTIONS OF SUCH CLASS A SHARES HELD FOR MORE THAN TWO YEARS WILL NOT BE SUBJECTED TO THE LIMITED CDSC AND AN EXCHANGE OF SUCH CLASS A SHARES INTO ANOTHER DELAWARE INVESTMENTS FUND WILL NOT TRIGGER THE IMPOSITION OF THE LIMITED CDSC AT THE TIME OF SUCH EXCHANGE. THE PERIOD A SHAREHOLDER OWNS SHARES INTO WHICH CLASS A SHARES ARE EXCHANGED WILL COUNT TOWARDS SATISFYING THE TWO-YEAR HOLDING PERIOD. THE LIMITED CDSC IS ASSESSED IF SUCH TWO YEAR PERIOD IS NOT SATISFIED IRRESPECTIVE OF WHETHER THE REDEMPTION TRIGGERING ITS PAYMENT IS OF CLASS A SHARES OF A FUND OR CLASS A SHARES ACQUIRED IN THE EXCHANGE.

        IN DETERMINING WHETHER A LIMITED CDSC IS PAYABLE, IT WILL BE ASSUMED THAT SHARES NOT SUBJECT TO THE LIMITED CDSC ARE THE FIRST REDEEMED FOLLOWED BY OTHER SHARES HELD FOR THE LONGEST PERIOD OF TIME. THE LIMITED CDSC WILL NOT BE IMPOSED UPON SHARES REPRESENTING REINVESTED DIVIDENDS OR CAPITAL GAINS DISTRIBUTIONS, OR UPON AMOUNTS REPRESENTING SHARE APPRECIATION. ALL INVESTMENTS MADE DURING A CALENDAR MONTH, REGARDLESS OF WHAT DAY OF THE MONTH THE INVESTMENT OCCURRED, WILL AGE ONE MONTH ON THE LAST DAY OF THAT MONTH AND EACH SUBSEQUENT MONTH.

WAIVER OF LIMITED CONTINGENT DEFERRED SALES CHARGE - CLASS A SHARES
        THE LIMITED CDSC FOR CLASS A SHARES ON WHICH A DEALER'S COMMISSION HAS BEEN PAID WILL BE WAIVED IN THE FOLLOWING INSTANCES: (I) REDEMPTIONS THAT RESULT FROM A FUND'S RIGHT TO LIQUIDATE A SHAREHOLDER'S ACCOUNT IF THE AGGREGATE NET ASSET VALUE OF THE SHARES HELD IN THE ACCOUNT IS LESS THAN THE THEN-EFFECTIVE MINIMUM ACCOUNT SIZE; (II) DISTRIBUTIONS TO PARTICIPANTS FROM A RETIREMENT PLAN QUALIFIED UNDER SECTION 401(A) OR 401(K) OF THE INTERNAL REVENUE CODE OF 1986, AS AMENDED (THE "CODE"), OR DUE TO DEATH OF A PARTICIPANT IN SUCH A PLAN; (III) REDEMPTIONS PURSUANT TO THE DIRECTION OF A PARTICIPANT OR BENEFICIARY OF A RETIREMENT PLAN QUALIFIED UNDER SECTION 401(A) OR 401(K) OF THE CODE WITH RESPECT TO THAT RETIREMENT PLAN; (IV) PERIODIC DISTRIBUTIONS FROM AN IRA, SIMPLE IRA, OR 403(B)(7) OR 457 DEFERRED COMPENSATION PLAN DUE TO DEATH, DISABILITY, OR ATTAINMENT OF AGE 59 1/2, AND IRA DISTRIBUTIONS QUALIFYING UNDER SECTION 72(T) OF THE INTERNAL REVENUE CODE; (V) RETURNS OF EXCESS CONTRIBUTIONS TO AN IRA;
(VI) DISTRIBUTIONS BY OTHER EMPLOYEE BENEFIT PLANS TO PAY BENEFITS; (VII) DISTRIBUTIONS DESCRIBED IN (II), (IV), AND (VI) ABOVE PURSUANT TO A SYSTEMATIC WITHDRAWAL PLAN; AND (VIII) REDEMPTIONS BY THE CLASSES OF SHAREHOLDERS WHO ARE PERMITTED TO PURCHASE SHARES AT NET ASSET VALUE, REGARDLESS OF THE SIZE OF THE PURCHASE (SEE BUYING CLASS A SHARES AT NET ASSET VALUE UNDER PURCHASING SHARES).

WAIVER OF CONTINGENT DEFERRED SALES CHARGE - CLASS B SHARES AND CLASS C SHARES
        THE CDSC IS WAIVED ON CERTAIN REDEMPTIONS OF CLASS B SHARES IN CONNECTION WITH THE FOLLOWING REDEMPTIONS: (I) REDEMPTIONS THAT RESULT FROM A FUND'S RIGHT TO LIQUIDATE A SHAREHOLDER'S ACCOUNT IF THE AGGREGATE NET ASSET VALUE OF THE SHARES HELD IN THE ACCOUNT IS LESS THAN THE THEN-EFFECTIVE MINIMUM ACCOUNT SIZE; (II) RETURNS OF EXCESS CONTRIBUTIONS TO AN IRA, SIMPLE IRA, SEP/IRA, OR 403(B)(7) OR 457 DEFERRED COMPENSATION PLAN; (III) PERIODIC DISTRIBUTIONS FROM AN IRA, SIMPLE IRA, SAR/SEP, SEP/IRA, OR 403(B)(7) OR 457 DEFERRED COMPENSATION PLAN DUE TO DEATH, DISABILITY OR ATTAINMENT OF AGE 59 1/2, AND IRA DISTRIBUTIONS QUALIFYING UNDER SECTION 72(T) OF THE INTERNAL REVENUE CODE; AND (IV) DISTRIBUTIONS FROM AN ACCOUNT IF THE REDEMPTION RESULTS FROM THE DEATH OF ALL REGISTERED OWNERS OF THE ACCOUNT (IN THE

CASE OF ACCOUNTS ESTABLISHED UNDER THE UNIFORM GIFTS TO MINORS OR UNIFORM TRANSFERS TO MINORS ACTS OR TRUST ACCOUNTS, THE WAIVER APPLIES UPON THE DEATH OF ALL BENEFICIAL OWNERS) OR A TOTAL AND PERMANENT DISABILITY (AS DEFINED IN
SECTION 72 OF THE CODE) OF ALL REGISTERED OWNERS OCCURRING AFTER THE PURCHASE OF THE SHARES BEING REDEEMED.

        THE CDSC ON CLASS C SHARES IS WAIVED IN CONNECTION WITH THE FOLLOWING
REDEMPTIONS: (I) REDEMPTIONS THAT RESULT FROM A FUND'S RIGHT TO LIQUIDATE A SHAREHOLDER'S ACCOUNT IF THE AGGREGATE NET ASSET VALUE OF THE SHARES HELD IN THE ACCOUNT IS LESS THAN THE THEN-EFFECTIVE MINIMUM ACCOUNT SIZE; (II) RETURNS OF EXCESS CONTRIBUTIONS TO AN IRA, SIMPLE IRA, 403(B)(7) OR 457 DEFERRED COMPENSATION PLAN, PROFIT SHARING PLAN, MONEY PURCHASE PENSION PLAN, OR 401(K) DEFINED CONTRIBUTION PLAN; (III) PERIODIC DISTRIBUTIONS FROM A 403(B)(7) OR 457 DEFERRED COMPENSATION PLAN UPON ATTAINMENT OF AGE 59 1/2, PROFIT SHARING PLAN, MONEY PURCHASE PLAN, 401(K) DEFINED CONTRIBUTION PLAN UPON ATTAINMENT OF AGE 70 1/2, AND IRA DISTRIBUTIONS QUALIFYING UNDER SECTION 72(T) OF THE INTERNAL REVENUE CODE; (IV) DISTRIBUTIONS FROM A 403(B)(7) OR 457 DEFERRED COMPENSATION PLAN, PROFIT SHARING PLAN, OR 401(K) DEFINED CONTRIBUTION PLAN, UNDER HARDSHIP PROVISIONS OF THE PLAN; (V) DISTRIBUTIONS FROM A 403(B)(7) OR 457 DEFERRED COMPENSATION PLAN, PROFIT SHARING PLAN, MONEY PURCHASE PENSION PLAN OR A 401(K) DEFINED CONTRIBUTION PLAN UPON ATTAINMENT OF NORMAL RETIREMENT AGE UNDER THE PLAN OR UPON SEPARATION FROM SERVICE; (VI) PERIODIC DISTRIBUTIONS FROM AN IRA OR SIMPLE IRA ON OR AFTER ATTAINMENT OF AGE 59 1/2; AND (VII) DISTRIBUTIONS FROM AN ACCOUNT IF THE REDEMPTION RESULTS FROM THE DEATH OF ALL REGISTERED OWNERS OF THE ACCOUNT (IN THE CASE OF ACCOUNTS ESTABLISHED UNDER THE UNIFORM GIFTS TO MINORS OR UNIFORM TRANSFERS TO MINORS ACTS OR TRUST ACCOUNTS, THE WAIVER APPLIES UPON THE DEATH OF ALL BENEFICIAL OWNERS) OR A TOTAL AND PERMANENT DISABILITY (AS DEFINED IN SECTION 72 OF THE CODE) OF ALL REGISTERED OWNERS OCCURRING AFTER THE PURCHASE OF THE SHARES BEING REDEEMED.

        IN ADDITION, THE CDSC WILL BE WAIVED ON CLASS B SHARES AND CLASS C SHARES REDEEMED IN ACCORDANCE WITH A SYSTEMATIC WITHDRAWAL PLAN IF THE ANNUAL AMOUNT SELECTED TO BE WITHDRAWN UNDER THE PLAN DOES NOT EXCEED 12% OF THE VALUE OF THE ACCOUNT ON THE DATE THAT THE SYSTEMATIC WITHDRAWAL PLAN WAS ESTABLISHED OR MODIFIED.

DISTRIBUTIONS AND TAXES

         EACH FUND HAS qualified, and INTENDS to continue to qualify, as a regulated investment company under Subchapter M of the Code. As such, a Fund will not be subject to federal income tax on net investment income and net realized capital gains which are distributed to shareholders.

         Each Class of shares of a Fund will share proportionately in the investment income and expenses of the Fund, except that Class A Shares, Class B Shares and Class C Shares alone will incur distribution fees under their respective 12b-1 Plans.

         Mutual Funds III, Inc. currently intends to make annual payments from each Fund's net investment income. Distributions of net capital gains, if any, realized on sales of investments will be distributed annually during the quarter following the close of the fiscal year.

         All dividends and any capital gains distributions will be automatically credited to the shareholder's account in additional shares of the same Class unless, in the case of shareholders in the Fund Classes, the shareholder requests in writing that such dividends and/or distributions be paid in cash. Dividend payments of $1.00 or less will be automatically reinvested, notwithstanding a shareholder's election to receive dividends in cash. If such a shareholder's dividends increase to greater than $1.00, the shareholder would have to file a new election in order to begin receiving dividends in cash again.

         Any check in payment of dividends or other distributions which cannot be delivered by the United States Post Office or which remains uncashed for a period of more than one year may be reinvested in the shareholder's account at the then-current net asset value and the dividend option may be changed from cash to reinvest. A Fund may deduct from a shareholder's account the costs of the Fund's effort to locate a shareholder if a shareholder's mail is returned by the Post Office or the Fund is otherwise unable to locate the shareholder or verify the shareholder's mailing address. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for their location services.

         Persons not subject to tax will not be required to pay taxes on distributions.

         Dividends from investment income and short-term capital gains distributions are treated by shareholders as ordinary income for federal income tax purposes, whether received in cash or in additional shares. Distributions of long-term capital gains, if any, are taxable to shareholders as long-term capital gains, regardless of the length of time an investor has held such shares, and these gains are currently taxed at long-term capital gain rates described below. The tax status of dividends and distributions paid to shareholders will not be affected by whether they are paid in cash or in additional shares. The Fund is treated as a single tax entity and capital gains for the Fund will be calculated separately from the other funds of Mutual Funds III, Inc..

        Under the 1997 ACT, AS REVISED BY THE 1998 ACT AND THE OMNIBUS CONSOLIDATED AND EMERGENCY SUPPLEMENTAL APPROPRIATIONS ACT, A Fund is required to track its sales of portfolio securities and to report its capital gain distributions to you according to the following categories of holding periods:

        "MID-TERM CAPITAL GAINS" OR "28 PERCENT RATE GAIN": securities sold by A Fund after July 28, 1997 that were held more than one year but not more than 18 months. These gains will be taxable to individual investors at a maximum rate of 28%. THIS CATEGORY OF GAINS APPLIED ONLY TO GAINS AND DISTRIBUTIONS IN 1997.

        "1997 ACT LONG-TERM CAPITAL GAINS" OR "20 PERCENT RATE GAIN": securities sold by A Fund between May 7, 1997 and July 28, 1997 that were held for more than 12 months, and securities sold by the Fund after July 28, 1997 that were held for more than 18 months. AS REVISED BY THE 1998 ACT, THIS RATE APPLIES TO SECURITIES HELD FOR MORE THAN 12 MONTHS AND SOLD IN TAX YEARS BEGINNING AFTER DECEMBER 1, 1997. These gains will be taxable to individual investors at a maximum rate of 20% for investors in the 28% or higher federal income tax brackets, and at a maximum rate of 10% for investors in the 15% federal income tax bracket. THE OMNIBUS CONSOLIDATED AND EMERGENCY SUPPLEMENTAL APPROPRIATIONS ACT PASSED IN OCTOBER OF 1998 INCLUDED TECHNICAL CORRECTIONS TO THE 1998 ACT. THE EFFECT OF THIS CORRECTION IS THAT ESSENTIALLY ALL CAPITAL GAIN DISTRIBUTIONS PAID TO SHAREHOLDERS DURING 1998 WILL BE TAXED AT A MAXIMUM RATE OF 20%.

        "QUALIFIED 5-YEAR GAINS": For individuals in the 15% bracket, qualified 5-year gains are net gains on securities held for more than 5 years which are sold after December 31, 2000. For INDIVIDUAL who are subject to tax at higher rate brackets, qualified 5-year gains are net gains on securities which are purchased after December 31, 2000 and are held for more than 5 years. Taxpayers subject to tax at a higher rate brackets may also make an election for shares held on January 1, 2001 to recognize gain on their shares in order to qualify such shares as qualified 5-year property. These gains will be taxable to individual investors at a maximum rate of 18% for investors in the 28% or higher federal income tax brackets, and at a maximum rate of 8% for investors in the 15% federal income tax bracket when sold after the FIVE year holding period.

         A portion of the Fund's dividends may qualify for the dividends-received deduction for corporations provided in the federal income tax law. The portion of dividends paid by the Fund that so qualifies will be designated each year in a notice mailed to Fund shareholders, and cannot exceed the gross amount of dividends received by such Fund from domestic (U.S.) corporations that would have qualified for the dividends-received deduction in the hands of the Fund if the Fund was a regular corporation. The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions imposed under the Code on the corporation claiming the deduction. Under the 1997 Act, the amount that the Fund may designate as eligible for the dividends-received deduction will be reduced or eliminated if the shares on which the dividends earned by the Fund were debt-financed or held by the Fund for less than a 46-day period during a 90-day period beginning 45 days before the ex-dividend date and ending 45 days after the ex-dividend date. Similarly, if your Fund shares are debt-financed or held by you for less than a 46-day period during a 90-day period beginning 45 days before the ex-dividend date and ending 45 days after the ex-dividend date, then the dividends-received deduction for Fund dividends on your shares may also be reduced or eliminated. Even if designated as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion) must be included in your alternative minimum taxable income calculation. For the fiscal year ended April 30, 1999, 00% OF AGGRESSIVE GROWTH FUND'S DIVIDENDS FROM NET INVESTMENT INCOME AND 00% of Growth Stock Fund's dividends from net investment income qualified for the corporate dividends-received deduction.

         Shareholders will be notified annually by Mutual Funds III, Inc. as to the federal income tax status of dividends and distributions paid by the Fund.

         See also Other Tax Requirements under Accounting and Tax Issues.

INVESTMENT MANAGEMENT AGREEMENTS AND SUB-ADVISORY AGREEMENT

         The Manager, located at One Commerce Square, Philadelphia, PA 19103, furnishes investment management services to the Funds, subject to the supervision and direction of Mutual Funds III, Inc.'s Board of Directors. The Sub-Adviser, located at 90 South Seventh Street, Suite 4400, Minneapolis, MN 55402, serves as a Sub-Adviser to Growth Stock Fund and is responsible for the day-to-day investment management of the Fund.

         The Manager and its predecessors have been managing the funds in the Delaware Investments family since 1938. On April 30, 1999, the Manager and its affiliates within Delaware Investments, including Delaware International Advisers Ltd., were managing in the aggregate more than $00 billion in assets in the various institutional or separately managed (approximately $00,000,000,000) and investment company (approximately $00,000,000,000) accounts.


        EACH FUND'S Investment Management Agreement IS DATED APRIL 1, 1999 AND WAS APPROVED BY SHAREHOLDERS ON MARCH 17, 1999. EACH AGREEMENT HAS an initial term of two years and may be renewed each year only so long as such renewal and continuance are specifically approved at least annually by the Board of Directors or by vote of a majority of the outstanding voting securities of the Fund to which the Agreement relates, and only if the terms and the renewal thereof have been approved by the vote of a majority of the directors of Mutual Funds III, Inc. who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. Each Agreement is terminable without penalty on 60 days' notice by the directors of Mutual Funds III, Inc. or by the Manager. Each Agreement will terminate automatically in the event of its assignment.

         Under their respective Investment Management Agreements, Aggressive Growth Fund and TAX-EFFICIENT EQUITY Fund each pay the Manager a monthly investment advisory fee RATE BASED ON AVERAGE DAILY NET ASSETS ON AN ANNUAL BASIS AS FOLLOWS:

            ---------------------------------------------
            0.75% IN THE FIRST $500 MILLION
            0.70% ON THE NEXT $500 MILLION
            0.65% ON THE NEXT $1.5 BILLION
            0.60% ON THE average daily net
            assets IN EXCESS OF $2.5 BILLION
            ---------------------------------------------


         UNDER GROWTH STOCK Fund's Investment Management Agreement, the Fund pays Manager a monthly investment advisory fee RATE BASED ON AVERAGE DAILY NET ASSETS on an annual basis AS FOLLOWS:

            ---------------------------------------------
            0.65% on the first $500 million
            0.60% on the next $500 million
            0.55% ON THE NEXT $1.5 BILLION
            0.50% on the average daily net
            assets in excess of $2.5 billion
            ---------------------------------------------

         Beginning June 9, 1997, the Manager elected voluntarily to waive that portion, if any, of the annual management fees payable by a Fund and to pay certain expenses of that Fund to the extent necessary to ensure that the Total Operating Expenses of Class A Shares, Class B Shares, Class C Shares and Institutional Class shares of the Fund (exclusive of APPLICABLE 12B-1 PLAN PAYMENTS, taxes, interest, brokerage commissions, extraordinary expenses but including 12b-1 fees, as applicable) do not exceed, on an annual basis, the amounts noted below through December 31, 1998:

            ---------------------------------------------------
            Aggressive Growth Fund             1.50%
            ---------------------------------------------------
            Growth Stock Fund                  1.50%
            ---------------------------------------------------
            Tax-Efficient Equity Fund          1.20%
            ---------------------------------------------------

         Pursuant to the terms of a Sub-Advisory Agreement with the Manager, the Sub-Adviser participates in the management of Growth Stock Fund's assets, is responsible for day-to-day investment management of the Fund, makes investment decisions for the Fund in accordance with the Fund's investment objectives and stated policies and places orders on behalf of the Fund to effect the investment decisions made. The Manager continues to have ultimate responsibility for all investment advisory services in connection with the management of the Fund pursuant to the Investment Management Agreement and supervises the Sub-Adviser's performance of such services. For the services provided to the Manager, the Manager pays the Sub-Adviser an annual sub-advisory fee equal to 0.325% of Growth Stock Fund's average daily net assets.

         On April 30, 1999, the total net assets of the Funds were as follows:


            ---------------------------------------------------
            Aggressive Growth Fund
            ---------------------------------------------------
            Growth Stock Fund
            ---------------------------------------------------
            Tax-Efficient EQUITY Fund
            ---------------------------------------------------

         Investment management fees incurred for the last three fiscal years with respect to each Fund follows. Prior to May 1, 1997 fees were paid to the Funds' previous investment manager, Voyageur Fund Managers, Inc.

FUND                                  APRIL 30, 1999           APRIL 30, 1998               APRIL 30, 1997
----                                                           --------------               --------------

Aggressive Growth Fund                                         $155,146 earned              $56,982 earned
                                                               $71,189 paid                 $10,532 paid
                                                               $83,957 waived               $46,450 waived

Growth Stock Fund                                              $412,380 earned              $332,347 incurred
                                                               $378,549 paid                $332,347 paid
                                                               $33,831 waived               $-0- waived

Tax-Efficient Equity Fund(1)                                   $54,805 earned               N/A
                                                               $17,083 paid                 N/A
                                                               $37,772 waived               N/A

(1) Date of initial public offering was June 27, 1997.

         Under the general supervision of the Board of Directors, the Manager makes and executes all investment decisions for the Funds. The Manager pays the salaries of all directors, officers and employees of Mutual Funds III, Inc. who are affiliated with the Manager. Each Fund pays all of its other expenses.

         PRIOR TO MAY 1, 1997, VOYAGEUR FUND MANAGERS, INC. ("VOYAGEUR") HAD BEEN RETAINED UNDER AN INVESTMENT ADVISORY CONTRACT TO ACT AS EACH FUND'S INVESTMENT ADVISER, SUBJECT TO THE AUTHORITY OF THE BOARD OF DIRECTORS. VOYAGEUR WAS AN INDIRECT, WHOLLY OWNED SUBSIDIARY OF DOUGHERTY FINANCIAL GROUP, INC. ("DFG"). AFTER THE CLOSE OF BUSINESS ON APRIL 30, 1997, VOYAGEUR BECAME AN INDIRECT, WHOLLY OWNED SUBSIDIARY OF LINCOLN NATIONAL CORPORATION ("LINCOLN NATIONAL") AS A RESULT OF LINCOLN NATIONAL'S ACQUISITION OF DFG.

         BECAUSE LINCOLN NATIONAL'S ACQUISITION OF DFG RESULTED IN A CHANGE OF CONTROL OF VOYAGEUR, AGGRESSIVE GROWTH AND GROWTH STOCK FUNDS' PREVIOUS INVESTMENT ADVISORY AGREEMENTS WITH VOYAGEUR WERE "ASSIGNED", AS THAT TERM IS DEFINED BY THE INVESTMENT COMPANY ACT OF 1940, AND THE PREVIOUS AGREEMENTS THEREFORE TERMINATED UPON THE COMPLETION OF THE ACQUISITION. THE BOARD OF DIRECTORS OF THOSE FUNDS UNANIMOUSLY APPROVED NEW ADVISORY AGREEMENTS AT A MEETING HELD IN PERSON ON FEBRUARY 14, 1997, AND CALLED FOR A SHAREHOLDERS MEETING TO APPROVE THE NEW AGREEMENTS. AT A MEETING HELD ON APRIL 11, 1997, THE SHAREHOLDERS OF AGGRESSIVE GROWTH FUND AND GROWTH STOCK FUND APPROVED ITS RESPECTIVE INVESTMENT MANAGEMENT AGREEMENT WITH THE MANAGER, AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF LNC, TO BECOME EFFECTIVE AFTER THE CLOSE OF BUSINESS ON APRIL 30, 1997, THE DATE THE ACQUISITION WAS COMPLETED. AT THAT MEETING, SHAREHOLDERS OF VOYAGEUR GROWTH STOCK FUND ALSO APPROVED A SUB-ADVISORY AGREEMENT BETWEEN THE MANAGER AND THE SUB-ADVISER TO TAKE EFFECT AT THE SAME TIME AS THE INVESTMENT MANAGEMENT AGREEMENT.

         BEGINNING MAY 1, 1997, DELAWARE MANAGEMENT COMPANY BECAME THE FUNDS' INVESTMENT MANAGER, AND FOR GROWTH STOCK FUND, VOYAGEUR ASSET MANAGEMENT LLC BECAME THE SUB-ADVISER. THE INVESTMENT MANAGEMENT AGREEMENT INTO WHICH EACH FUND'S INVESTMENT MANAGER ENTERED AND, IN THE CASE OF VOYAGEUR GROWTH STOCK FUND, THE SUB-ADVISORY AGREEMENT BETWEEN THE MANAGER AND THE SUB-ADVISER, HAD AN INITIAL TERM OF TWO YEARS AND WAS RENEWABLE EACH YEAR ONLY SO LONG AS SUCH RENEWAL AND CONTINUANCE WERE SPECIFICALLY APPROVED AT LEAST ANNUALLY BY THE BOARD OF DIRECTORS OR BY VOTE OF A MAJORITY OF THE OUTSTANDING VOTING SECURITIES OF THE FUND TO WHICH THE AGREEMENT RELATES, AND ONLY IF THE TERMS AND THE RENEWAL THEREOF WERE APPROVED BY THE VOTE OF A MAJORITY OF THE DIRECTORS OF MUTUAL FUNDS III, INC. WHO WERE NOT PARTIES THERETO OR INTERESTED PERSONS OF ANY SUCH PARTY, CAST IN PERSON AT A MEETING CALLED FOR THE PURPOSE OF VOTING ON SUCH APPROVAL.

DISTRIBUTION AND SERVICE
         The Distributor, Delaware Distributors, L.P., located at 1818 Market Street, Philadelphia, PA 19103, serves as the national distributor of each Fund's shares under separate a Distribution Agreement dated April 30, 1997 for Aggressive Growth Fund and Growth Stock Fund and June 26, 1997 for Tax-Efficient Equity Fund. The Distributor is an affiliate of the Manager and bears all of the costs of promotion and distribution, except for payments by the Funds on behalf of Class A, Class B and Class C Shares under their respective 12b-1 Plans. The Distributor is an indirect, wholly owned subsidiaries of Delaware Management Holdings, Inc.

         The Transfer Agent, Delaware Service Company, Inc., another affiliate of the Manager located at 1818 Market Street, Philadelphia, PA 19103, serves as the Funds' shareholder servicing, dividend disbursing and transfer agent pursuant to an Amended and Restated Shareholders Services Agreement dated as of June 26, 1997. The Transfer Agent also provides accounting services to the Funds pursuant to the terms of a separate Fund Accounting Agreement. The Transfer Agent is also an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc.

         The Funds have authorized one or more brokers to accept on their behalf purchase and redemption orders in addition to the Transfer Agent. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the behalf of the Funds. For purposes of pricing, the Funds will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. Investors may be charged a fee when effecting transactions through a broker or agent.

OFFICERS AND DIRECTORS

         The business and affairs of Mutual Funds III, Inc. are managed under the direction of its Board of Directors.

         Certain officers and directors of Mutual Funds III, Inc. hold identical positions in each of the other funds in the Delaware Investments family. On May 31, 1999, Mutual Funds III, Inc.'s officers and directors owned less than [1%] of the outstanding shares of each Class of each Fund.

         As of May 31, 1999, management believes the following shareholders held of record 5% or more of the outstanding shares of a Class:

Class                               Name and Address of Account                   Share Amount         Percentage
-----                               ---------------------------                   ------------         ----------
Aggressive Growth Fund              Merrill Lynch, Pierce, Fenner & Smith
A Class                             For the Sole Benefit of its Customers
                                    Attn: Fund Administration
                                    4800 Deer Lake Drive East, 2nd Floor
                                    Jacksonville, FL  32246


Aggressive Growth Fund              Merrill Lynch, Pierce, Fenner & Smith
B Class                             For the Sole Benefit of its Customers
                                    Attn: Fund Administration
                                    4800 Deer Lake Drive East, 2nd Floor
                                    Jacksonville, FL 32246

Aggressive Growth Fund              Merrill Lynch, Pierce, Fenner & Smith
C Class                             For the Sole Benefit of its Customers
                                    Attn: Fund Administration
                                    4800 Deer Lake Drive East - 2nd Floor
                                    Jacksonville, FL 32246

Aggressive Growth Fund              RS DMC Employee Profit Sharing Plan
Institutional Class                 Delaware Management Company P/S Trust
                                    c/o Rick Seidel
                                    1818 Market Street
                                    Philadelphia, PA 19103

Growth Stock Fund                   Merrill Lynch, Pierce, Fenner & Smith
B Class                             For the Sole Benefit of its Customers
                                    Attn: Fund Administration
                                    4800 Deer Lake Drive East - 2nd Floor
                                    Jacksonville, FL 32246


Class                               Name and Address of Account                   Share Amount         Percentage
-----                               ---------------------------                   ------------         ----------
Growth Stock Fund                   Merrill Lynch, Pierce, Fenner & Smith
C Class                             For the Sole Benefit of its Customers
                                    Attn: Fund Administration
                                    4800 Deer Lake Drive East - 2nd Floor
                                    Jacksonville, FL 32246

                                    Emery Jahnke
                                    Ann Jahnke JT TEN
                                    2402 Lilac Lane
                                    Fargo, ND 58102

Growth Stock Fund                   RS DMTC P/S Plan
Institutional Class                 Columbia Diagnostics Inc. P/S
                                    Attn: Retirement Plans
                                    1818 Market Street
                                    Philadelphia, PA 19103

Tax-Efficient Equity Fund           Merrill Lynch, Pierce, Fenner & Smith
B Class                             For the Sole Benefit of its Customers
                                    Attention: Fund Administration
                                    4800 Deer Lake Drive East, 2nd Floor
                                    Jacksonville, FL 32246

Tax-Efficient Equity Fund           Merrill Lynch, Pierce, Fenner & Smith
C Class                             For the Sole Benefit of its Customers
                                    Attention: Fund Administration
                                    4800 Deer Lake Drive East, 2nd Floor
                                    Jacksonville, FL 32246

                                    Donaldson Lufkin Jenrette
                                    Securities Corporation, Inc.
                                    P.O. Box 2052
                                    Jersey City, NJ 07303

                                    Donaldson Lufkin Jenrette
                                    Securities Corporation, Inc.
                                    P.O. Box 2052
                                    Jersey City, NJ 07303

Tax-Efficient Equity Fund           Delaware Management Business
Institutional Class                 Trust-DIA
                                    Attn:  Joseph H. Hastings
                                    1818 Market Street, 17th Floor
                                    Philadelphia, PA 19103


         DMH Corp., Delvoy, Inc., Delaware Management Business Trust, Delaware Management Company (a series of Delaware Management Business Trust), Delaware Management Company, Inc. , Delaware Investment Advisers (a series of Delaware Management Business Trust), Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware Service Company, Inc., Delaware Management Trust Company, Delaware International Holdings Ltd., Founders Holdings, Inc., Delaware International Advisers Ltd., Delaware Capital Management, Inc. and Delaware Investment & Retirement Services, Inc. are direct or indirect, wholly owned subsidiaries of Delaware Management Holdings, Inc. ("DMH"). On April 3, 1995, a merger between DMH and a wholly owned subsidiary of Lincoln National was completed. DMH and the Manager are indirect, wholly owned subsidiaries, and subject to the ultimate control, of Lincoln National. Lincoln National, with headquarters in Fort Wayne, Indiana, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management.

         As noted under Investment Management Agreements and Sub-Advisory Agreement, after the close of business on April 30, 1997, Voyageur became an indirect, wholly owned subsidiary of Lincoln National as a result of Lincoln National's acquisition of DFG.

         Directors and principal officers of Mutual Funds III, Inc. are noted below along with their ages and their business experience for the past five years. Unless otherwise noted, the address of each officer and director is One Commerce Square, Philadelphia, PA 19103.



------------------------------------------------------------------------------------------------------------------------------------
DIRECTOR/OFFICER                            BUSINESS EXPERIENCE
------------------------------------------------------------------------------------------------------------------------------------
* JEFFREY J. NICK (46)                      CHAIRMAN OF THE BOARD, PRESIDENT, CHIEF EXECUTIVE OFFICER and Director and/or Trustee of
                                            Mutual Funds III, Inc., EACH OF THE other 33 investment companies in the Delaware
                                            Investments family, DELAWARE MANAGEMENT BUSINESS TRUST, DELVOY, INC., DMH CORP. AND
                                            FOUNDERS HOLDINGS, INC.

                                            CHAIRMAN OF THE BOARD, Chief Executive Officer and Director of DELAWARE MANAGEMENT
                                            COMPANY, INC., Delaware Distributors, Inc., DELAWARE INTERNATIONAL HOLDINGS LTD.,
                                            DELAWARE INTERNATIONAL ADVISERS LTD.

                                            CHAIRMAN OF THE BOARD AND CHIEF EXECUTIVE OFFICER OF DELAWARE MANAGEMENT COMPANY (A
                                            SERIES OF DELAWARE MANAGEMENT BUSINESS TRUST)

                                            CHAIRMAN OF THE BOARD AND DIRECTOR OF DELAWARE CAPITAL MANAGEMENT, INC.

                                            CHAIRMAN OF DELAWARE INVESTMENT ADVISERS (A SERIES OF DELAWARE MANAGEMENT BUSINESS
                                            TRUST) AND DELAWARE DISTRIBUTORS, L.P.

                                            President, Chief Executive Officer AND DIRECTOR OF Delaware Management Holdings, Inc.
                                            and RETIREMENT FINANCIAL SERVICES, INC.

                                            Director of Delaware Service Company, Inc.

                                            FROM 1992 TO 1996, MR. NICK WAS MANAGING DIRECTOR OF LINCOLN NATIONAL UK PLC AND FROM
                                            1989 TO 1992, HE WAS SENIOR VICE PRESIDENT RESPONSIBLE FOR CORPORATE PLANNING AND
                                            DEVELOPMENT FOR LINCOLN NATIONAL CORPORATION.
------------------------------------------------------------------------------------------------------------------------------------

----------------------
* Director affiliated with the FUND'S investment manager and considered an "interested person" as defined in the 1940 Act.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
DIRECTOR/OFFICER                            BUSINESS EXPERIENCE
------------------------------------------------------------------------------------------------------------------------------------
*WAYNE A. STORK (61)                        DIRECTOR AND/OR TRUSTEE of Mutual Funds III, Inc. and EACH OF THE other 33 investment companies in the Delaware Investments family.

                                            CHAIRMAN and Director of Delaware Management Holdings, Inc. PRIOR TO JANUARY 1, 1999,
                                            MR. STORK WAS CHAIRMAN AND DIRECTOR AND/OR TRUSTEE OF MUTUAL FUNDS III, INC. AND EACH OF
                                            THE OTHER 33 INVESTMENT COMPANIES IN THE DELAWARE INVESTMENTS FAMILY AND DELAWARE
                                            CAPITAL MANAGEMENT, INC.; CHAIRMAN, President, Chief Executive Officer and Director of
                                            DMH CORP., DELAWARE DISTRIBUTORS, INC. AND FOUNDERS HOLDINGS, INC.; CHAIRMAN, PRESIDENT,
                                            CHIEF EXECUTIVE OFFICER, CHIEF INVESTMENT OFFICER AND DIRECTOR/TRUSTEE OF DELAWARE
                                            MANAGEMENT COMPANY, INC. AND DELAWARE MANAGEMENT BUSINESS TRUST; CHAIRMAN, PRESIDENT,
                                            CHIEF EXECUTIVE OFFICER AND CHIEF INVESTMENT OFFICER OF DELAWARE MANAGEMENT COMPANY (A
                                            SERIES OF DELAWARE MANAGEMENT BUSINESS TRUST); CHAIRMAN, CHIEF EXECUTIVE OFFICER AND
                                            CHIEF INVESTMENT OFFICER OF DELAWARE INVESTMENT ADVISERS (A SERIES OF DELAWARE
                                            MANAGEMENT BUSINESS TRUST); CHAIRMAN, CHIEF EXECUTIVE OFFICER AND DIRECTOR OF DELAWARE
                                            INTERNATIONAL ADVISERS LTD., DELAWARE INTERNATIONAL HOLDINGS LTD. AND DELAWARE
                                            MANAGEMENT HOLDINGS, INC.; PRESIDENT AND CHIEF EXECUTIVE OFFICER OF DELVOY, INC.;
                                            CHAIRMAN OF DELAWARE DISTRIBUTORS, L.P.; DIRECTOR OF DELAWARE SERVICE COMPANY, INC. AND
                                            RETIREMENT FINANCIAL SERVICES, INC.

                                            IN ADDITION, DURING THE FIVE YEARS PRIOR TO JANUARY 1, 1999, MR. STORK HAS SERVED IN
                                            VARIOUS EXECUTIVE CAPACITIES AT DIFFERENT TIMES WITHIN THE DELAWARE ORGANIZATION.
------------------------------------------------------------------------------------------------------------------------------------
----------------------
* DIRECTOR AFFILIATED WITH THE FUND'S INVESTMENT MANAGER AND CONSIDERED AN "INTERESTED PERSON" AS DEFINED IN THE 1940 ACT.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
DIRECTOR/OFFICER                            BUSINESS EXPERIENCE
------------------------------------------------------------------------------------------------------------------------------------
RICHARD G. UNRUH, JR. (59)                  EXECUTIVE VICE PRESIDENT AND CHIEF INVESTMENT OFFICER, EQUITIES OF MUTUAL FUNDS III,
                                            INC., EACH OF THE OTHER 33 INVESTMENT COMPANIES IN THE DELAWARE INVESTMENTS FAMILY AND
                                            DELAWARE MANAGEMENT COMPANY (A SERIES OF DELAWARE MANAGEMENT BUSINESS TRUST)

                                            EXECUTIVE VICE PRESIDENT AND DIRECTOR OF DELAWARE MANAGEMENT BUSINESS TRUST.

                                            EXECUTIVE VICE PRESIDENT OF DELAWARE MANAGEMENT HOLDINGS, INC. AND DELAWARE CAPITAL
                                            MANAGEMENT, INC.

                                            EXECUTIVE VICE PRESIDENT/CHIEF INVESTMENT OFFICER, EQUITIES AND DIRECTOR OF DELAWARE
                                            MANAGEMENT COMPANY, INC.

                                            CHIEF EXECUTIVE OFFICER/CHIEF INVESTMENT OFFICER, EQUITIES OF DELAWARE INVESTMENT
                                            ADVISERS (A SERIES OF DELAWARE MANAGEMENT BUSINESS TRUST);

                                            Director of Delaware International Advisers LTD.

                                            During the past five years, Mr. Unruh has served in various executive capacities at different times within the Delaware organization.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
DIRECTOR/OFFICER                            BUSINESS EXPERIENCE
------------------------------------------------------------------------------------------------------------------------------------
DAVID K. DOWNES (59)                        Executive Vice President, Chief Operating Officer AND Chief Financial Officer of Mutual
                                            Funds III, Inc. AND EACH OF THE other 33 investment companies in the Delaware
                                            Investments family, Delaware Management Holdings, Inc., Founders CBO Corporation,
                                            Delaware Investment Advisers (a series of Delaware Management Business Trust) and
                                            Delaware Distributors, L.P.

                                            Executive Vice President, Chief Operating Officer, Chief Financial Officer and Director
                                            of DMH CORP, Delaware Distributors, Inc., Founders Holdings, Inc. and Delvoy, Inc.

                                            EXECUTIVE VICE PRESIDENT, CHIEF FINANCIAL OFFICER, CHIEF ADMINISTRATIVE OFFICER AND
                                            TRUSTEE OF DELAWARE MANAGEMENT BUSINESS TRUST.

                                            President, Chief Executive Officer, CHAIRMAN and Director of Delaware Service Company,
                                            Inc.

                                            President, Chief Operating Officer, Chief Financial Officer and Director of Delaware
                                            International Holdings Ltd. PRESIDENT and Director of Delaware Management COMPANY, INC.

                                            PRESIDENT OF DELAWARE MANAGEMENT COMPANY (A SERIES OF DELAWARE MANAGEMENT BUSINESS
                                            TRUST).

                                            PRESIDENT, CHIEF EXECUTIVE OFFICER AND DIRECTOR OF DELAWARE CAPITAL MANAGEMENT, INC.

                                            CHAIRMAN AND DIRECTOR OF RETIREMENT FINANCIAL SERVICES, INC.

                                            CHAIRMAN AND DIRECTOR OF DELAWARE MANAGEMENT TRUST COMPANY.

                                            Director of Delaware International Advisers Ltd.

                                            DURING THE PAST FIVE YEARS, MR. DOWNES HAS SERVED IN VARIOUS EXECUTIVE CAPACITIES AT
                                            DIFFERENT TIMES WITHIN THE DELAWARE ORGANIZATION.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
DIRECTOR/OFFICER                            BUSINESS EXPERIENCE
------------------------------------------------------------------------------------------------------------------------------------
RICHARD J. FLANNERY (41)                    EXECUTIVE VICE PRESIDENT OF MUTUAL FUNDS III, INC. AND EACH OF THE OTHER 33 INVESTMENT
                                            COMPANIES IN THE DELAWARE INVESTMENTS FAMILY

                                            EXECUTIVE VICE PRESIDENT AND GENERAL COUNSEL OF DELAWARE MANAGEMENT HOLDINGS, INC.,
                                            DELAWARE DISTRIBUTORS, L.P., DELAWARE CAPITAL MANAGEMENT, INC., DELAWARE SERVICE
                                            COMPANY, INC., DELAWARE MANAGEMENT COMPANY (A SERIES OF DELAWARE MANAGEMENT BUSINESS
                                            TRUST), DELAWARE INVESTMENT ADVISERS (A SERIES OF DELAWARE MANAGEMENT BUSINESS TRUST)
                                            AND FOUNDERS CBO CORPORATION

                                            EXECUTIVE VICE PRESIDENT/GENERAL COUNSEL AND DIRECTOR OF DMH CORP., DELAWARE MANAGEMENT
                                            COMPANY, INC., DELAWARE MANAGEMENT BUSINESS TRUST, DELAWARE DISTRIBUTORS, INC., DELAWARE
                                            SERVICE COMPANY, INC., DELAWARE INTERNATIONAL HOLDINGS LTD., FOUNDERS HOLDINGS, INC.,
                                            DELVOY, INC., RETIREMENT FINANCIAL SERVICES, INC., DELAWARE CAPITAL MANAGEMENT, INC. AND
                                            DELAWARE MANAGEMENT TRUST COMPANY.

                                            DIRECTOR OF DELAWARE INTERNATIONAL ADVISERS LTD.

                                            DIRECTOR, HYPPCO FINANCE COMPANY LTD.

                                            During the past five years, Mr. FLANNERY has served in various executive capacities at different times within the Delaware organization.
------------------------------------------------------------------------------------------------------------------------------------
WALTER P. BABICH (71)                       Director and/or Trustee of Mutual Funds III, Inc. and EACH OF THE other 33 investment companies in the Delaware Investments family

                                            460 North Gulph Road, King of Prussia, PA 19406

                                            Board Chairman, Citadel Constructors, Inc.

                                            From 1986 to 1988, Mr. Babich was a partner of Irwin & Leighton and from 1988 to 1991, he was a partner of I&L Investors.
------------------------------------------------------------------------------------------------------------------------------------
ANTHONY D. KNERR (60)                       Director and/or Trustee of Mutual Funds III, Inc. and EACH OF THE 33 other investment companies in the Delaware Investments family.

                                            500 Fifth Avenue, New York, NY  10110

                                            Founder and Managing Director, Anthony Knerr & Associates

                                            From 1982 to 1988, Mr. Knerr was Executive Vice President/Finance and Treasurer of
                                            Columbia University, New York. From 1987 to 1989, he was also a lecturer in English at the University. In addition, Mr. Knerr was Chairman of The Publishing Group, Inc., New
                                            York, from 1988 to 1990. Mr. Knerr founded The Publishing Group, Inc. in 1988.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
DIRECTOR/OFFICER                            BUSINESS EXPERIENCE
------------------------------------------------------------------------------------------------------------------------------------
ANN R. LEVEN (58)                           Director and/or Trustee of Mutual Funds III, Inc. and EACH OF THE OTHER 33 other investment companies in the Delaware Investments family

                                            785 Park Avenue, New York, NY  10021

                                            Treasurer, National Gallery of Art

                                            From 1984 to 1990, Ms. Leven was Treasurer and Chief Fiscal Officer of the Smithsonian
                                            Institution, Washington, DC, and from 1975 to 1992, she was Adjunct Professor of
                                            Columbia Business School.
------------------------------------------------------------------------------------------------------------------------------------
THOMAS F. MADISON (63)                      Director and/or Trustee of Mutual Funds III, Inc. and EACH OF THE other 33 investment companies in the Delaware Investments family.

                                            200 South Fifth Street, Suite 2100, Minneapolis, Minnesota 55402

                                            President and Chief Executive Officer, MLM Partners, Inc.

                                            Mr. Madison has also been Chairman of the Board of Communications Holdings, Inc. since
                                            1996. From February to September 1994, Mr. Madison served as Vice Chairman--Office of the CEO of The Minnesota Mutual Life Insurance Company and from 1988 to 1993, he was
                                            President of U.S. WEST Communications--Markets.
------------------------------------------------------------------------------------------------------------------------------------
CHARLES E. PECK (73)                        Director and/or Trustee of Mutual Funds III, Inc. and EACH OF THE other 33 investment companies in the Delaware Investments family.

                                            P.O. Box 1102, Columbia, MD 21044

                                            Secretary/Treasurer, Enterprise Homes, Inc.

                                            From 1981 to 1990, Mr. Peck was Chairman and Chief Executive Officer of The Ryland
                                            Group, Inc., Columbia, MD.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
DIRECTOR/OFFICER                            BUSINESS EXPERIENCE
------------------------------------------------------------------------------------------------------------------------------------
JAN L. YEOMANS (50)                         DIRECTOR AND/OR TRUSTEE OF MUTUAL FUNDS III, INC. AND 25 OTHER INVESTMENT COMPANIES IN
                                            THE DELAWARE INVESTMENTS FAMILY.

                                            BUILDING 220-13W-37, ST. PAUL, MN 55144

                                            VICE PRESIDENT AND TREASURER, 3M CORPORATION.

                                            FROM 1987-1994, MS. YEOMANS WAS DIRECTOR OF BENEFIT FUNDS AND FINANCIAL MARKETS FOR THE
                                            3M CORPORATION; MANAGER OF BENEFIT FUND INVESTMENTS FOR THE 3M CORPORATION, 1985-1987;
                                            MANAGER OF PENSION FUNDS FOR THE 3M CORPORATION, 1983-1985; CONSULTANT--INVESTMENT
                                            TECHNOLOGY GROUP OF CHASE ECONOMETRICS, 1982-1983; CONSULTANT FOR DATA RESOURCES,
                                            1980-1982; PROGRAMMER FOR THE FEDERAL RESERVE BANK OF CHICAGO, 1970-1974.
------------------------------------------------------------------------------------------------------------------------------------
GEORGE M. CHAMBERLAIN, JR. (52)             Senior Vice President, Secretary and General Counsel of Mutual Funds III, Inc. AND EACH
                                            OF THE other 33 investment companies in the Delaware Investments family.

                                            SENIOR VICE PRESIDENT AND SECRETARY OF Delaware Distributors, L.P., Delaware Management
                                            Company (a series of Delaware Management Business Trust), Delaware Investment Advisers
                                            (a series of Delaware Management Business Trust), Delaware Management Holdings, Inc.,
                                            DMH Corp., Delaware Management Company, Inc., Delaware Distributors, Inc., Delaware
                                            Service Company, Inc., RETIREMENT FINANCIAL Services, Inc., Delaware Capital Management,
                                            Inc., Delvoy, Inc. and Delaware Management Business Trust

                                            SENIOR VICE PRESIDENT, SECRETARY AND DIRECTOR OF FOUNDERS HOLDINGS, INC.

                                            Executive Vice President, Secretary and Director of Delaware Management Trust Company

                                            Senior Vice President of Delaware International Holdings Ltd.

                                            During the past five years, Mr. Chamberlain has served in various executive capacities at different times within the Delaware organization.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
DIRECTOR/OFFICER                            BUSINESS EXPERIENCE
------------------------------------------------------------------------------------------------------------------------------------
JOSEPH H. HASTINGS (49)                     Senior Vice President/Corporate Controller of Mutual Funds III, Inc. AND EACH OF THE
                                            other 33 investment companies in the Delaware Investments family and Founders Holdings,
                                            Inc.

                                            Senior Vice President/Corporate Controller and Treasurer of Delaware Management
                                            Holdings, Inc., DMH Corp., Delaware Management Company, Inc., Delaware Management
                                            Company (a series of Delaware Management Business Trust), Delaware Distributors, L.P.,
                                            Delaware Distributors, Inc., Delaware Service Company, Inc., Delaware Capital
                                            Management, Inc., Delaware International Holdings Ltd., Delvoy, Inc. and Delaware
                                            Management Business Trust

                                            Chief Financial Officer/Treasurer of Retirement FINANCIAL Services, Inc.

                                            Executive Vice President/Chief Financial Officer/Treasurer of Delaware Management Trust
                                            Company

                                            Senior Vice President/Assistant Treasurer of Founders CBO Corporation

                                            During the past five years, Mr. Hastings has served in various executive capacities at different times within the Delaware organization.
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL P. BISHOF (36)                      Senior Vice PRESIDENT AND TREASURER of Mutual Funds III, Inc. AND EACH OF THE other 33 investment companies in the Delaware Investments family and Founders Holdings, Inc.

                                            Senior Vice President/Investment Accounting of Delaware Management Company, Inc.,
                                            Delaware Management Company (a series of Delaware Management Business Trust) and
                                            Delaware Service Company, Inc.;

                                            Senior Vice President and Treasurer/Manager, Investment Accounting of Delaware
                                            Distributors, L.P. and Delaware Investment Advisers (a series of Delaware Management
                                            Business Trust)

                                            SENIOR VICE PRESIDENT AND ASSISTANT TREASURER OF FOUNDERS CBO CORPORATION

                                            SENIOR VICE PRESIDENT AND MANAGER OF INVESTMENT ACCOUNTING OF DELAWARE INTERNATIONAL
                                            HOLDINGS LTD.

                                            Before joining Delaware Investments in 1995, Mr. Bishof was a Vice President for Bankers
                                            Trust, New York, NY from 1994 to 1995, a Vice President for CS First Boston Investment
                                            Management, New York, NY from 1993 to 1994 and an Assistant Vice President for Equitable
                                            Capital Management Corporation, New York, NY from 1987 to 1993.
------------------------------------------------------------------------------------------------------------------------------------

         The following is a compensation table listing for each director entitled to receive compensation, the aggregate compensation received from the Mutual Funds III, Inc. and the total compensation received from all investment companies in the Delaware Investments family for which he or she serves as a director or trustee for the fiscal year ended April 30, 1999 and an estimate of annual benefits to be received upon retirement under the Delaware Group Retirement Plan for Directors/Trustees as of April 30, 1999. Only the independent directors/trustees of the Fund receive compensation from the Fund.

                                                             PENSION OR                         TOTAL COMPENSATION
                                                             RETIREMENT           ESTIMATED          FROM THE
                                AGGREGATE                     BENEFITS              ANNUAL          INVESTMENT
                              COMPENSATION                   ACCRUED AS            BENEFITS        COMPANIES IN
                                FROM THE                   PART OF FUND              UPON            DELAWARE
NAME                      MUTUAL FUNDS III, INC.              EXPENSES           RETIREMENT(1)     INVESTMENTS(2)
W. Thacher Longstreth             $000                          None               $38,500            $00,000
Ann R. Leven                      $000                          None               $38,500            $00,000
Walter P. Babich                  $000                          None               $38,500            $00,000
Anthony D. Knerr                  $000                          None               $38,500            $00,000
Charles E. Peck                   $000                          None               $38,500            $00,000
Thomas F. Madison                 $000                          None               $38,500            $00,000
JAN L. YEOMANS (3)                $000                          NONE               $38,500            $00,000



(1) Under the terms of the Delaware Group Retirement Plan for Directors/Trustees, each disinterested director/trustee who, at the time of his or her retirement from the Board, has attained the age of 70 and served on the Board for at least five continuous years, is entitled to receive payments from each investment company in the Delaware Investments family for which he or she serves as a director or trustee for a period equal to the lesser of the number of years that such person served as a director or trustee or the remainder of such person's life. The amount of such payments will be equal, on an annual basis, to the amount of the annual retainer that is paid to directors/trustees of each investment company at the time of such person's retirement. If an eligible director/trustee retired as of April 30, 1999, he or she would be entitled to annual payments totaling $38,500, in the aggregate, from all of the investment companies in the Delaware Investments family for which he or she served as director or trustee, based on the number of investment companies in the Delaware Investments family as of that date.

(2) Each independent director currently receives a total annual retainer fee of $38,500 for serving as a director or trustee for all 34 investment companies in Delaware Investments, plus $3,145 for each Board Meeting attended. Ann R. Leven, Walter P. Babich, and Anthony D. Knerr serve on the Fund's audit committee; Ms. Leven is the chairperson. Members of the audit committee currently receive additional annual compensation of $5,000 from all investment companies, in the aggregate, with the exception of the chairperson, who receives $6,000.

(3) JAN L. YEOMANS JOINED THE BOARD OF DIRECTORS OF MUTUAL FUNDS III, INC. ON MARCH 17, 1999 AND THE OTHER 33 INVESTMENT COMPANIES IN THE DELAWARE INVESTMENTS FAMILY ON MARCH 17, 1999 OR APRIL 15, 1999.

GENERAL INFORMATION
      MUTUAL FUNDS III, INC. IS AN OPEN-END, REGISTERED MANAGEMENT INVESTMENT COMPANY. EACH FUND OPERATES AS A DIVERSIFIED FUND AS DEFINED UNDER THE INVESTMENT COMPANY ACT OF 1940 ACT (THE "1940 ACT"). MUTUAL FUNDS III, INC. WAS ORGANIZED AS A MINNESOTA CORPORATION IN JANUARY 1985.


      The Manager is the investment manager of the Funds. The Manager also provides investment management services to certain of the other funds in the Delaware Investments family. While investment decisions of the Funds are made independently from those of the other funds and accounts, investment decisions for such other funds and accounts may be made at the same time as investment decisions for the Funds.


         DELAWARE OR Delaware International also manages the investment options for Delaware-LINCOLN CHOICE PLUS AND DELAWARE MEDALLION (SM) III VARIABLE ANNUITIES. CHOICE PLUS IS ISSUED AND DISTRIBUTED BY LINCOLN NATIONAL LIFE INSURANCE COMPANY. CHOICE PLUS OFFERS A VARIETY OF DIFFERENT INVESTMENT STYLES MANAGED BY LEADING MONEY MANAGERS. Medallion is issued by Allmerica Financial Life Insurance and Annuity Company (First Allmerica Financial Life Insurance Company in New York and Hawaii). Delaware Medallion offers VARIOUS investment series ranging from domestic equity funds, international equity and bond funds and domestic fixed income funds. Each investment series available through CHOICE PLUS and Medallion utilizes an investment strategy and discipline the same as or similar to one of the DELAWARE INVESTMENTS mutual funds available outside the annuity. See Delaware Group Premium Fund, Inc., IN APPENDIX C.


      Access persons and advisory persons of the funds in the Delaware Investments family, as those terms are defined in SEC Rule 17j-1 under the 1940 Act, who provide services to the Manager, Delaware International Advisers Ltd. or their affiliates, are permitted to engage in personal securities transactions subject to the exceptions set forth in Rule 17j-1 and the following general restrictions and procedures: (1) certain blackout periods apply to personal securities transactions of those persons; (2) transactions must receive advance clearance and must be completed on the same day as the clearance is received;
(3) certain persons are prohibited from investing in initial public offerings of securities and other restrictions apply to investments in private placements of securities; (4) opening positions may only be closed-out at a profit after a 60-day holding period has elapsed; and (5) the Compliance Officer must be informed periodically of all securities transactions and duplicate copies of brokerage confirmations and account statements must be supplied to the Compliance Officer.

      The Distributor acts as national distributor for each of the Funds and for the other mutual funds in the Delaware Investments family. Prior to May 31, 1997, Voyageur Fund Distributors, Inc. served as the national distributor for the Funds. In its capacity as such, VFD or DDLP, as applicable, received net commissions from each Fund on behalf of Class A Shares, after reallowances to dealers, as follows:

                             AGGRESSIVE GROWTH FUND


                   FISCAL                  TOTAL AMOUNT                 AMOUNTS                       NET
                    YEAR                  OF UNDERWRITING              REALLOWED                  COMMISSION
                    ENDED                   COMMISSION                TO DEALERS                  TO VFD/DDLP
                   -------                ---------------             ----------                  -----------
                   4/30/99                   $000,000                  $000,000                     $00,000
                   4/30/98                    539,592                   448,884                      90,708
                   4/30/97                     11,275                    10,057                       1,218


                                GROWTH STOCK FUND


                   FISCAL                  TOTAL AMOUNT                 AMOUNTS                       NET
                    YEAR                  OF UNDERWRITING              REALLOWED                  COMMISSION
                    ENDED                   COMMISSION                TO DEALERS                  TO VFD/DDLP
                  -------                 ---------------             ----------                  -----------
                  4/30/99                     $000,000                  $000,000                    $000,000
                  4/30/98                       54,276                    45,298                       8,978
                  4/30/97                       74,010                    63,921                      10,089


                            TAX-EFFICIENT EQUITY FUND

                   FISCAL                  TOTAL AMOUNT                 AMOUNTS                       NET
                    YEAR                  OF UNDERWRITING              REALLOWED                  COMMISSION
                    ENDED                   COMMISSION                TO DEALERS                    TO DDLP
                  -------                 ---------------             ----------                  ----------
                  4/30/99                     $000,000                  $000,000                    $000,000
                  4/30/98(1)                   212,088                   175,433                      36,655

(1)      Date of initial public offering was June 27, 1997.

         VFD or DDLP, as applicable, received Limited CDSC payments with respect to Class A Shares of each Fund as follows:

                              LIMITED CDSC PAYMENTS

                                                                                                 TAX-EFFICIENT
                   FISCAL                AGGRESSIVE GROWTH           GROWTH STOCK                   EQUITY
                 YEAR ENDED                FUND A CLASS              FUND A CLASS               FUND A CLASS(1)
                 ----------              -----------------           ------------               ---------------
                  4/30/99                     $000,000                  $000,000                    $000,000
                  4/30/98                          -0-                     1,926                        -0-
                  4/30/97                          -0-                       -0-                        N/A

(1)      Date of initial public offering was June 27, 1997.

         VFD or DDLP, as applicable, received CDSC payments with respect to Class B Shares of each Fund as follows:

                                  CDSC PAYMENTS

                                                                                                 TAX-EFFICIENT
                   FISCAL                AGGRESSIVE GROWTH           GROWTH STOCK                   EQUITY
                 YEAR ENDED               FUND B CLASS(1)          FUND B CLASS (2)             FUND B CLASS(3)
                 ----------              -----------------        -----------------             ---------------
                  4/30/99                     $000,000                  $000,000                    $000,000
                  4/30/98                        8,533                     8,324                         310
                  4/30/97                          508                       414                         N/A


(1)      Date of initial public offering was April 16, 1996.
(2)      Date of initial public offering was September 8, 1995.
(3)      Date of initial public offering was June 27, 1997.

         VFD or DDLP, as applicable, received CDSC payments with respect to Class C Shares of each Fund as follows:

                                  CDSC PAYMENTS

                                                                                                 TAX-EFFICIENT
                   FISCAL                AGGRESSIVE GROWTH           GROWTH STOCK                   EQUITY
                 YEAR ENDED               FUND C CLASS(1)          FUND C CLASS (2)             FUND C CLASS(3)
                 ----------               ---------------          ----------------             ---------------
                  4/30/99                     $000,000                  $000,000                    $000,000
                  4/30/98                      1,220                        55                         19
                  4/30/97                        -0-                       -0-                        N/A


(1)      Date of initial public offering was May 20, 1994.
(2)      Date of initial public offering was October 21, 1995.
(3)      Date of initial public offering was June 27, 1997.

         Effective as of May 1, 1997, all such payments described above have been paid to the Distributor.

         The Transfer Agent, an affiliate of the Manager, acts as shareholder servicing, dividend disbursing and transfer agent for each Fund and for the other mutual funds in the Delaware Investments family. The Transfer Agent is paid a fee by each Fund for providing these services consisting of an annual per account charge of $5.50 plus transaction charges for particular services according to a schedule. Compensation is fixed each year and approved by the Board of Directors, including a majority of the unaffiliated directors. The Transfer Agent also provides accounting services to each Fund. Those services include performing all functions related to calculating each Fund's net asset value and providing all financial reporting services, regulatory compliance testing and other related accounting services. For its services, the Transfer Agent is paid a fee based on total assets of all funds in the Delaware Investments family for which it provides such accounting services. Such fee is equal to 0.25% multiplied by the total amount of assets in the complex for which the Transfer Agent furnishes accounting services, where such aggregate complex assets are $10 billion or less, and 0.20% of assets if such aggregate complex assets exceed $10 billion. The fees are charged to each fund, including each Fund, on an aggregate pro-rata basis. The asset-based fee payable to the Transfer Agent is subject to a minimum fee calculated by determining the total number of investment portfolios and associated classes.

          Norwest Bank Minnesota, N.A. ("Norwest"), Sixth Street & Marquette Avenue, Minneapolis, Minnesota 55402 is custodian of Aggressive Growth and Growth Stock Funds' securities and cash. The Chase Manhattan Bank ("Chase"), 4 Chase Metrotech Center, Brooklyn, NY 11245, is custodian of Tax-Efficient Equity Fund's securities and cash. As custodian for a Fund, Norwest or, as relevant, Chase maintains a separate account or accounts for the Fund; receives, holds and releases portfolio securities on account of the Fund; receives and disburses money on behalf of the Fund; and collects and receives income and other payments and distributions on account of the Fund's portfolio securities.

CAPITALIZATION
      Mutual Funds III, Inc. has a present authorized capitalization of 10 trillion shares of capital stock with a $.01 par value per share.

         The Board of Directors has allocated the following number of shares to each Fund and their respective classes:

              Aggressive Growth Fund             10 billion
                       A Class                    1 billion
                       B Class                    1 billion
                       C Class                    1 billion
                       Institutional Class        1 billion

              Growth Stock Fund                  10 billion
                       A Class                    1 billion
                       B Class                    1 billion
                       C Class                    1 billion
                       Institutional Class        1 billion

              Tax-Efficient Equity Fund          10 billion
                       A Class                    1 billion
                       B Class                    1 billion
                       C Class                    1 billion
                       Institutional Class        1 billion

         While shares of Mutual Funds III, Inc. have equal voting rights on matters affecting the Funds, each Fund would vote separately on any matter which it is directly affected by, such as any change in its fundamental investment policies and as otherwise prescribed by the 1940 Act. Shares of each Fund have a priority in that Fund's assets, and in gains on and income from the portfolio of that Fund.

         All shares have no preemptive rights, are fully transferable and, when issued, are fully paid and nonassessable and, except as described above, have equal voting rights.

         Shares of each Class of a Fund represent a proportionate interest in the assets of such Fund, and have the same voting and other rights and preferences as the other classes of that Fund, except that shares of a Fund's Institutional Class may not vote on any matter affecting the Fund Classes' Plans under Rule 12b-1. Similarly, as a general matter, shareholders of Class A Shares, Class B Shares and Class C Shares of a Fund may vote only on matters affecting the 12b-1 Plan that relates to the Class of shares that they hold. However, Class B Shares may vote on any proposal to increase materially the fees to be paid by a Fund under the 12b-1 Plan relating to its Class A Shares. General expenses of a Fund will be allocated on a pro-rata basis to the classes according to asset size, except that expenses of the 12b-1 Plans of each Fund's Class A, Class B and Class C Shares will be allocated solely to those classes.

         Beginning June 9, 1997, the names of Voyageur Aggressive Growth Fund changed to Aggressive Growth Fund series, Voyageur Growth Stock Fund changed to Growth Stock Fund series and Voyageur Tax-Efficient Equity Fund changed to Tax-Efficient Equity Fund series. Beginning August 29, 1997, each Fund began offering Institutional Class shares.

NONCUMULATIVE VOTING
         MUTUAL FUNDS III, INC.'S SHARES HAVE NONCUMULATIVE VOTING RIGHTS WHICH MEANS THAT THE HOLDERS OF MORE THAN 50% OF THE SHARES OF MUTUAL FUNDS III, INC. VOTING FOR THE ELECTION OF DIRECTORS CAN ELECT ALL THE DIRECTORS IF THEY CHOOSE TO DO SO, AND, IN SUCH EVENT, THE HOLDERS OF THE REMAINING SHARES WILL NOT BE ABLE TO ELECT ANY DIRECTORS.

         This Part B does not include all of the information contained in the Registration Statement which is on file with the SEC.

APPENDIX A -- RATINGS

EARNINGS AND DIVIDEND RANKINGS FOR COMMON STOCKS
         Standard & Poor's Ratings Group. The investment process involves assessment of various factors -- such as product and industry position, corporate resources and financial policy -- with results that make some common stocks more highly esteemed than others. In this assessment, Standard & Poor's believes that earnings and dividend performance is the end result of the interplay of these factors and that, over the long run, the record of this performance has a considerable bearing on relative quality. The rankings, however, do not pretend to reflect all of the factors, tangible or intangible, that bear on stock quality.

         Relative quality of bonds or other debt, that is, degrees of protection for principal and interest, called creditworthiness, cannot be applied to common stocks, and therefore rankings are not to be confused with bond quality ratings which are arrived at by a necessarily different approach.

         Growth and stability of earnings and dividends are deemed key elements in establishing Standard & Poor's earnings and dividend rankings for common stocks, which are designed to capsulize the nature of this record in a single symbol. It should be noted, however, that the process also takes into consideration certain adjustments and modifications deemed desirable in establishing such rankings.

         The point of departure in arriving at these rankings is a computerized scoring system based on per-share earnings and dividend records of the most recent ten years -- a period deemed long enough to measure significant time segments of secular growth, to capture indications of basic change in trend as they develop, and to encompass the full peak-to-peak range of the business cycle. Basic scores are computed for earnings and dividends, then adjusted as indicated by a set of predetermined modifiers for growth, stability within long-term trend, and cyclicality. Adjusted scores for earnings and dividends are then combined to yield a final score.

         Further, the ranking system makes allowance for the fact that, in general, corporate size imparts certain recognized advantages from an investment standpoint. Conversely, minimum size limits (in terms of corporate sales volume) are set for the various rankings, but the system provides for making exceptions where the score reflects an outstanding earnings-dividend record.

         The final score for each stock is measured against a scoring matrix determined by analysis of the scores of a large and representative sample of stocks. The range of scores in the array of this sample has been aligned with the following ladder of rankings:

            A+    Highest         B+    Average           C    Lowest
            A     High            B     Below Average     D    In Reorganization
            A-    Above Average   B-    Lower

         NR signifies no ranking because of insufficient data or because the stock is not amenable to the ranking process.

         The positions as determined above may be modified in some instances by special considerations, such as natural disasters, massive strikes, and non-recurring accounting adjustments.

         A ranking is not a forecast of future market price performance, but is basically an appraisal of past performance of earnings and dividends, and relative current standing. These rankings must not be used as market recommendations; a high-score stock may at times be so overpriced as to justify its sale, while a low-score stock may be attractively priced for purchase. Rankings based upon earnings and dividend records are no substitute for complete analysis. They cannot take into account potential effects of management changes, internal company policies not yet fully reflected in the earnings and dividend record, public relations standing, recent competitive shifts, and a host of other factors that may be relevant to investment status and decision.

COMMERCIAL PAPER RATINGS
      Standard & Poor's Ratings Group. Commercial paper ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Issues assigned the A rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with designation 1, 2, and 3 to indicate the relative degree of safety. The "A-1" designation indicates that the degree of safety regarding timely payment is very strong.

         Moody's Investors Service, Inc. Moody's commercial paper ratings are opinions of the ability of the issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's makes no representation that such obligations are exempt from registration under the Securities Act of 1933, nor does it represent that any specific note is a valid obligation of a rated issuer or issued in conformity with any applicable law. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

 Prime-1 Superior capacity for repayment of short-term promissory obligations. Prime-2 Strong capacity for repayment of short-term promissory obligations. Prime-3 Acceptable capacity for repayment of short-term promissory obligations.

CORPORATE BOND RATINGS
         Standard & Poor's Ratings Group. Its ratings for corporate bonds have the following definitions:

Investment grade:
      Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

         Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

         Debt rated "A" has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Speculative Grade:
      Debt rated "BB," "B," "CCC" and "CC" and "C" is regarded, as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. "BB" indicates the least degree of speculation and "C" the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

         Bond Investment Quality Standards: Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories (AAA, AA, A, BBB, commonly known as "Investment Grade" ratings) generally are regarded as eligible for bank investment. Also, the laws of various states governing legal investments impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies and fiduciaries generally.

         Moody's Investors Service, Inc. Its ratings for corporate bonds include the following:

         Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

         Bonds which are rated "A" possess many favorable attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Bonds which are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Bonds which are rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         Bonds which are rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

      Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Bonds which are rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         Bonds which are rated "C" are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

PREFERRED STOCK RATING
         Standard & Poor's Ratings Group. Its ratings for preferred stock have the following definitions:

         An issue rated "AAA" has the highest rating that may be assigned by Standard& Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

         A preferred stock issue rated "AA" also qualifies as a high-quality fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated "AAA."

         An issue rated "A" is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

         An issue rated "BBB" is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the "A" category.

      Preferred stock rate "BB," "B," and "CCC" are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. "BB" indicates the lowest degree of speculation and "CCC" the highest degree of speculation. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

         The rating "CC" is reserved for a preferred stock issue in arrears on dividends or sinking fund payments but that is currently paying.

         A preferred stock rated "C" is a non-paying issue.

         A preferred stock rated "D" is a non-paying issue with the issuer in default on debt instruments.

         "NR" indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

         Moody's Investors Service, Inc. Its ratings for preferred stock include the following:

         An issue which is rated "aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

         An issue which is rated "aa" is considered a high-grade preferred stock. This rating indicates that there is reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

      An issue which is rated "a" is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classifications, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

         An issue which is rated "baa" is considered to be medium-grade, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

         An issue which is rated "ba" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

         An issue which is rated "b" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

         An issue which is rated "caa" is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

         An issue which is rated "ca" is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payment.

         An issue rated "c" is the lowest rated class of preferred or preference stock. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

APPENDIX B--STOCK INDEX FUTURES CONTRACTS AND RELATED OPTIONS

STOCK INDEX FUTURES CONTRACTS
         To the extent described in the Prospectus and Statement of Additional Information, each Fund may purchase and sell stock index futures contracts, options thereon and options on stock indexes. Stock index futures contracts are commodity contracts listed on commodity exchanges. They presently include contracts on the Standard & Poor's 500 Stock Index (the "S&P 500 Index") and such other broad stock market indexes as the New York Stock Exchange Composite Stock Index and the Value Line Composite Stock Index, as well as narrower "sub-indexes" such as the S&P 100 Energy Stock Index and the New York Stock Exchange Utilities Stock Index. A stock index assigns relative values to common stocks included in the index and the index fluctuates with the value of the common stocks so included. A futures contract is a legal agreement between a buyer or seller and the clearing house of a futures exchange in which the parties agree to make a cash settlement on a specified future date in an amount determined by the stock index on the last trading day of the contract. The amount is a specified dollar amount (usually $100 or $500) times the difference between the index value on the last trading day and the value on the day the contract was struck.

         For example, the S&P 500 Index consists of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 500 Index assigns relative weightings to the common stocks included in the Index, and the Index fluctuates with changes in the market values of those common stocks. In the case of S&P 500 Index futures contracts, the specified multiple is $500. Thus, if the value of the S&P 500 Index were 150, the value of one contract would be $75,000 (150 x $500). Unlike other futures contracts, a stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract with the settlement amount being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example (excluding any transaction costs), if a Fund enters into one futures contract to buy the S&P 500 Index at a specified future date at a contract value of 150 and the S&P 500 Index is at 154 on that future date, the Fund will gain $500 x (154-150) or $2,000. If a Fund enters into one futures contract to sell the S&P 500 Index at a specified future date at a contract value of 150 and the S&P 500 Index is at 152 on that future date, the Fund will lose $500 x (152-150) or $1,000.

         Unlike the purchase or sale of an equity security, no price would be paid or received by a Fund upon entering into stock index futures contracts. Upon entering into a contract, a Fund would be required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash or U.S. Treasury bills equal to a portion of the contract value. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve borrowing funds by the Fund to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract that is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied.

         Subsequent payments, called "variation margin," to and from the broker would be made on a daily basis as the price of the underlying stock index fluctuates, making the long and short positions in the contract more or less valuable, a process known as "marking to the market." For example, when a Fund enters into a contract in which it benefits from a rise in the value of an index and the price of the underlying stock index has risen, such Fund will receive from the broker a variation margin payment equal to that increase in value. Conversely, if the price of the underlying stock index declines, such Fund would be required to make a variation margin payment to the broker equal to the decline in value.

         Each Fund intends to use stock index futures contracts and related options for hedging and not for speculation. Hedging permits a Fund to gain rapid exposure to or protect itself from changes in the market. For example, a Fund may find itself with a high cash position at the beginning of a market rally. Conventional procedures of purchasing a number of individual issues entail the lapse of time and the possibility of missing a significant market movement. By using futures contracts, the Fund can obtain immediate exposure to the market and benefit from the beginning stages of a rally. The buying program can then proceed, and once it is completed (or as it proceeds), the contracts can be closed. Conversely, in the early stages of a market decline, market exposure can be promptly offset by entering into stock index futures contracts to sell units of an index and individual stocks can be sold over a longer period under cover of the resulting short contract position.

         Each Fund may enter into contracts with respect to any stock index or sub-index. To hedge a Fund's portfolio successfully, however, such Fund must enter into contracts with respect to indexes or sub-indexes whose movements will have a significant correlation with movements in the prices of such Fund's portfolio securities.

         Options on Stock Index Futures Contracts. To the extent described in the Prospectus and Statement of Additional Information each Fund may purchase and sell put and call options on stock index futures contracts which are traded on a recognized exchange or board of trade as a hedge against changes in the market, and will enter into closing transactions with respect to such options to terminate existing positions. An option on a stock index futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a stock index futures contract at a specified exercise price at any time prior to the expiration date of the option. A call option gives the purchaser of such option the right to buy, and it obliges its writer to sell, a specified underlying futures contract at a specified exercise price at any time prior to the expiration date of the option. A purchaser of a put option has the right to sell, and the writer has the obligation to buy, such contract at the exercise price during the option period. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's future margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing price of the stock index futures contract on the expiration date. Each Fund will pay a premium for purchasing options on stock index futures contracts. Because the value of the option is fixed at the point of sale, there are no daily cash payments to reflect changes in the value of the underlying contract; however, the value of the option does change daily and that change would be reflected in the net asset value of a Fund. In connection with the writing of options on stock index futures contracts, a Fund will make initial margin deposits and make or receive maintenance margin payments that reflect changes in the market value of such options. Premiums received from the writing of an option are included in initial margin deposits.

         Purchase of Put Options on Futures Contracts. Each Fund will purchase put options on futures contracts if the Fund's investment adviser or sub-adviser anticipates a market decline. A put option on a stock index futures contract becomes more valuable as the market declines. By purchasing put options on stock index futures contracts at a time when a Fund's investment adviser or sub-adviser expects the market to decline, such Fund will seek to realize a profit to offset the loss in value of its portfolio securities.

         Purchase of Call Options on Futures Contracts. A Fund will purchase call options on stock index futures contracts if the Fund's investment adviser anticipates a market rally. The purchase of a call option on a stock index futures contract represents a means of obtaining temporary exposure to market appreciation at limited risk. A call option on such a contract becomes more valuable as the market appreciates. A Fund will purchase a call option on a stock index futures contract to hedge against a market advance when the Fund is holding cash. A Fund can take advantage of the anticipated rise in the value of equity securities without actually buying them until the market is stabilized. At that time, the options can be liquidated and the Fund's cash can be used to buy portfolio securities.

         Writing Call Options on Futures Contracts. A Fund will write call options on stock index futures contracts if the Fund's investment adviser anticipates a market decline. As the market declines, a call option on such a contract becomes less valuable. If the futures contract price at expiration of the option is below the exercise price, the option will not be exercised and the Fund will retain the full amount of the option premium. Such amount provides a partial hedge against any decline that may have occurred in the Fund's portfolio securities.

         Writing Put Options on Futures Contracts. A Fund will write put options on stock index futures contracts if the Fund's investment adviser anticipates a market rally. As the market appreciates, a put option on a stock index futures contract becomes less valuable. If the futures contract price at expiration of the option has risen due to market appreciation and is above the exercise price, the option will not be exercised and the Fund will retain the full amount of the option premium. Such amount can then be used by a Fund to buy portfolio securities when the market has stabilized.

         Risks Relating to Options on Stock Index Futures Contracts. Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when a purchase of a call or put option on a futures contract would result in a loss to a Fund when the purchase or sale of a futures contract would not result in a loss, such as when there is no movement in the underlying index.

         The writing of a put or call option on a futures contract involves risks similar to those relating to transactions in futures contracts as described in the Prospectus and Statement of Additional Information. By writing a call option, a Fund, in exchange for the receipt of a premium, becomes obligated to sell a futures contract, which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium, but the Fund becomes obligated to purchase a futures contract, which may have a value lower than the exercise price. The loss incurred by the Fund in writing options on futures contracts may exceed the amount of the premium received.

         The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option of the same series. There is no guarantee that such closing transactions can be effected. A Fund's ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.

         Finally, a Fund's purchase or sale of put or call options on stock index futures contracts will be based upon predictions as to anticipated market trends by the Fund's investment adviser or sub-adviser, which could prove to be inaccurate. Even if the expectations of the Fund's investment adviser or sub-adviser are correct, there may be an imperfect correlation between the change in the value of the options and of the Fund's portfolio securities.

FINANCIAL STATEMENTS


         Ernst & Young LLP serves as the independent auditors for Voyageur Mutual Funds III, Inc. and, in its capacity as such, audits the annual financial statements of the Fund.

         Each Fund's Statement of Net Assets, Statement of Operations, Statement of Changes in Net Assets, Financial Highlights and Notes to Financial Statements, as well as the reports of Ernst & Young LLP, independent auditors, for the fiscal year ended April 30, 1999 are included in Voyageur Mutual Funds III, Inc.'s Annual Reports to shareholders. The financial statements and financial highlights, the notes relating thereto and the reports of Ernst & Young LLP listed above are incorporated by reference from the Annual Reports into this Part B.

         Delaware Investments includes funds with a wide range of investment objectives. Stock funds, income funds, national and state-specific tax-exempt funds, money market funds, global and international funds and closed-end funds give investors the ability to create a portfolio that fits their personal financial goals. For more information, shareholders of the Fund Classes should contact their financial adviser or call Delaware Investments at 800-523-1918, and shareholders of the Institutional Class should contact Delaware Investments at 800-510-4015.





INVESTMENT MANAGER
Delaware Management Company
One Commerce Square
Philadelphia, PA  19103


SUB-ADVISER
Growth Stock Fund:
Voyageur Asset Management LLP
90 South Seventh Street, Suite 4300
Minneapolis, MN 55402


NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.
1818 Market Street
Philadelphia, PA  19103

SHAREHOLDER SERVICING,
DIVIDEND DISBURSING,
ACCOUNTING SERVICES
AND TRANSFER AGENT
Delaware Service Company, Inc.
1818 Market Street
Philadelphia, PA  19103

LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
One Commerce Square
Philadelphia, PA  19103

INDEPENDENT AUDITORS
Ernst & Young LLP
Two Commerce Square
Philadelphia, PA  19103

CUSTODIANS
Tax-Efficient Equity Fund:
The Chase Manhattan Bank
4 Chase Metrotech Center
Brooklyn, NY 11245

Aggressive Growth Fund
Growth Stock Fund:
Norwest Bank Minnesota, N.A.
Sixth Street & Marquette Avenue
Minneapolis, MN 55402

-----------------------------------------------------
AGGRESSIVE GROWTH FUND
GROWTH STOCK FUND
TAX-EFFICIENT EQUITY FUND
-----------------------------------------------------

A CLASSES
-----------------------------------------------------

B CLASSES
-----------------------------------------------------

C CLASSES
-----------------------------------------------------

INSTITUTIONAL CLASSES
=====================================================

VOYAGEUR MUTUAL FUNDS III, INC.
-----------------------------------------------------













PART B

STATEMENT OF
ADDITIONAL INFORMATION



-----------------------------------------------------
JULY 00, 1999




DELAWARE(SM)
INVESTMENTS
------------

                                     PART C
                                     ------

                                Other Information
                                -----------------

Item 23.       Exhibits
               --------

               (a)      Articles of Incorporation.
                        -------------------------

                        (1) Amended and Restated Articles of Incorporation (November 22, 1993) incorporated into this filing by reference to Post-Effective Amendment No. 25 filed September 1, 1995.

                        (2) Certification of Designation (April 28, 1994) incorporated into this filing by reference to Post-Effective Amendment No. 25 filed September 1, 1995.

                        (3) Certification of Designation (August 24, 1995) incorporated into this filing by reference to Post-Effective Amendment No. 25 filed September 1, 1995.

                        (4) Certification of Designation (August 25, 1995) incorporated into this filing by reference to Post-Effective Amendment No. 25 filed September 1, 1995.

                        (5)   Articles of Correction (July 27, 1994)
                              incorporated into this filing by reference to Post-Effective Amendment No. 25 filed September 1, 1995.

                        (6) Certification of Designation (January 23, 1997) incorporated into this filing by reference to Post-Effective Amendment No. 29 filed February 18, 1997.

                        (7) Certificate of Designation (June 30, 1997) incorporated into this filing by reference to Post-Effective Amendment No. 33 filed June 29, 1998.


               (b) By-Laws. By-Laws, as amended, (October 30, 1996) incorporated into this filing by reference to Post-Effective Amendment No. 29 filed February 18, 1997.

               (c)      Instruments Defining the Rights of Security Holders.

                        (1) Articles of Incorporation, Articles of Amendment and
                            Articles Supplementary.

                              (i)            Article 7 and Article 8(d) of
                                             Amended and Restated Articles of
                                             Incorporation (November 22, 1993)
                                             incorporated into this filing by
                                             reference to Post-Effective
                                             Amendment No. 25 filed September 1,
                                             1995.

                              (ii) Certificate of Designation (April 28, 1994) incorporated into this filing by reference to
                                             Post-Effective Amendment No. 25
                                             filed September 1, 1995.

                              (iii) Certificate of Designation (August 24, 1995) incorporated into this filing by reference to
                                             Post-Effective Amendment No. 25
                                             filed September 1, 1995.

                              (iv) Certificate of Designation (August 25, 1995) incorporated into this filing by reference to
                                             Post-Effective Amendment No. 25
                                             filed September 1, 1995.

                              (v) Certificate of Designation (January 23, 1997) incorporated into this filing by reference to
                                             Post-Effective Amendment No. 29
                                             filed February 18, 1997.

                              (v) Certificate of Designation (June 30, 1997) incorporated into this filing by reference to
                                             Post-Effective Amendment No. 33
                                             filed June 29, 1998.

                        (2) By-Laws.

                              (i) Article Second, Article Fifth, Article Sixth and Article Twelfth incorporated into this filing by reference to Post-Effective
                                             Amendment No. 29 filed February 18,
                                             1997.

                        (d)   Investment Management Agreements.

                              (1) Executed Investment Management Agreement (April 30, 1997) between Delaware Management Company, Inc. and the Registrant on behalf of Aggressive Growth Fund and Growth Stock Fund incorporated into this filing by reference to Post-
                                             Effective Amendment No. 30 filed
                                             June 27, 1997.

                              (2) Executed Investment Management Agreement (June 26, 1997) between Delaware Management Company, Inc. and the Registrant on behalf of Tax-Efficient Equity Fund incorporated into this filing by reference to Post-Effective
                                             Amendment No. 30 filed June 27,
                                             1997.

                              (3) Executed Investment Sub-Advisory Agreement (April 30, 1997) between Delaware Management Company, Inc. and Voyageur Asset Management LLC on behalf of Growth Stock Fund incorporated into this filing by reference to Post-Effective
                                             Amendment No. 30 filed June 27,
                                             1997.

                        (e)   (1)            Distribution Agreements.

                              (i) Executed Distribution Agreement (April 30, 1997) between Delaware Distributors, L.P. and the
                                             Registrant on behalf of Aggressive
                                             Growth Fund and Growth Stock Fund
                                             incorporated into this filing by
                                             reference to Post-Effective
                                             Amendment No. 30 filed June 27,
                                             1997.

                              (ii) Executed Distribution Agreement (June 26, 1997) between Delaware Distributors, L.P. and the
                                             Registrant on behalf of
                                             Tax-Efficient Equity Fund
                                             incorporated into this filing by
                                             reference to Post-Effective
                                             Amendment No. 30 filed June 27,
                                             1997.

                              (2)            Administration and Service
                                             Agreement Form of Administration
                                             and Service Agreement (as amended
                                             November 1995) (Module)
                                             incorporated into this filing by
                                             reference to Post-Effective
                                             Amendment No. 30 filed
                                             June 27, 1997.

                              (3)            Dealer's Agreement. Dealer's
                                             Agreement, as amended, (November
                                             1995) (Module) incorporated into
                                             this filing by reference to Post-
                                             Effective Amendment No. 30 filed
                                             June 27, 1997.

                              (4)            Mutual Fund Agreement for the
                                             Delaware Group of Funds, as
                                             amended, (November 1995) (Module)
                                             incorporated into this filing by
                                             reference to Post-Effective
                                             Amendment No. 30 filed June 27,
                                             1997.

                        (f)   Bonus, Profit Sharing, Pension Contracts.

                              (1) Amended and Restated Profit Sharing Plan (November 17, 1994) incorporated into this filing by reference to Post-Effective Amendment No. 33 filed June 29, 1998.

                              (2) Amendment to Profit Sharing Plan (December 21, 1995) incorporated into this filing by reference to Post-Effective Amendment No. 33 filed June 29, 1998.

                        (g)   Custodian Agreements.

                              (1)    Custodian Contract with Norwest Bank
                                     Minnesota N.A. and the Registrant on
                                     behalf of Aggressive Growth Fund and
                                     Growth Stock Fund (May 16, 1994)
                                     incorporated into this filing by reference to Post-Effective Amendment No. 25 filed September 1, 1995.

                              (2)    Custodian Agreement between The Chase
                                     Manhattan Bank and the Registrant on behalf of Tax-Efficient Equity Fund (1997) (Module) incorporated into this filing by reference to Post-Effective Amendment No. 30 filed June 27, 1997.

                              (3) Letter of notice (June 26, 1997) to add Tax-Efficient Equity Fund to Custodian Agreement between The Chase Manhattan Bank and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 33 filed June 29, 1998.

                        (h)   Other Material Contracts.

                              (1) Executed Shareholder Services Agreement (April 30, 1997) between Delaware Service Company, Inc. and the Registrant on behalf of the Aggressive Growth Fund, Growth Stock Fund and Tax-Efficient Equity Fund incorporated into this filing by reference to Post-Effective Amendment No. 30 filed June 27, 1997.

                              (2) Executed Fund Accounting Agreement (April 30, 1997) between Delaware Service Company, Inc. and the Registrant on behalf of each Fund incorporated into this filing by reference to Post-Effective Amendment No. 30 filed June 27, 1997 and Post-Effective Amendment No. 33 filed June 29, 1998.

                                            (i)      Executed Amendment No. 10
                                                     (August 31, 1998) to
                                                     Delaware Group of Funds
                                                     Fund Accounting Agreement
                                                     attached as Exhibit.

                                            (ii)     Executed Amendment No. 11
                                                     (September 14, 1998) to
                                                     Delaware Group of Funds
                                                     Fund Accounting Agreement
                                                     attached as Exhibit.

                                            (iii)    Executed Amendment No.12
                                                     (September 14, 1998) to
                                                     Delaware Group of Funds
                                                     Fund Accounting Agreement
                                                     attached as Exhibit.

                                            (iv)     Executed Amendment No. 13
                                                     (December 18, 1998) to
                                                     Delaware Group of Funds
                                                     Fund Accounting Agreement
                                                     attached as Exhibit.

                        (i)    Opinion of Counsel. Incorporated
                               into this filing by reference to
                               Post-Effective Amendment No. 33
                               filed June 29, 1998.

                        (j)    Consent of Auditors. To be filed by
                               Amendment.

                        (k)    Inapplicable.

                        (l)    Letter of Investment Intent.
                               Incorporated into this filing by
                               reference to Pre-Effective Amendment
                               No. 1.

                        (m) Plans under Rule 12b-1.


                                     (1)    Plan under Rule 12b-1 for Class A
                                            (April 30, 1997) on behalf of
                                            Aggressive Growth Fund and Growth
                                            Stock Fund incorporated into this
                                            filing by reference to
                                            Post-Effective Amendment No. 30
                                            filed June 27, 1997.

                                     (2)    Plan under Rule 12b-1 for Class B
                                            (April 30, 1997) on behalf of
                                            Aggressive Growth Fund and Growth
                                            Stock Fund incorporated into this
                                            filing by reference to
                                            Post-Effective Amendment No. 30
                                            filed June 27, 1997.

                                     (3)    Plan under Rule 12b-1 for Class C
                                            (April 30, 1997) on behalf of
                                            Aggressive Growth Fund and Growth
                                            Stock Fund attached incorporated
                                            into this filing by reference to
                                            Post-Effective Amendment No. 30
                                            filed June 27, 1997.

                                     (4)    Plan under Rule 12b-1 for Class A
                                            (June 26, 1997) on behalf of Tax-
                                            Efficient Equity Fund incorporated
                                            into this filing by reference to
                                            Post- Effective Amendment No. 30
                                            filed June 27, 1997.

                                     (5)    Plan under Rule 12b-1 for Class B
                                            (June 26, 1997) on behalf of Tax-
                                            Efficient Equity Fund incorporated
                                            into this filing by reference to
                                            Post- Effective Amendment No. 30
                                            filed June 27, 1997.

                                     (6)    Plan under Rule 12b-1 for Class C
                                            (June 26, 1997) on behalf of Tax-
                                            Efficient Equity Fund incorporated
                                            into this filing by reference to
                                            Post- Effective Amendment No. 30
                                            filed June 27, 1997.

                        (n)          Financial Data Schedules. To be filed by
                                     Amendment.

                        (o)          Plan under Rule 18f-3.

                                     (1)    Plan under Rule 18f-3 (April 30,
                                            1997) incorporated into this filing
                                            by reference to Post-Effective
                                            Amendment No. 30 filed June 27,
                                            1997.

                                            (i)   Amended Appendix A (December
                                                  18, 1997) to Plan under Rule
                                                  18f-3 incorporated into this
                                                  filing by reference to Post-
                                                  Effective Amendment No. 18
                                                  filed February 4, 1998.

                                            (ii)     Amended Appendix A (1998)
                                                     to Plan under Rule 18f-3
                                                     incorporated into this
                                                     filing by reference to
                                                     Post-Effective Amendment
                                                     No. 19 filed October 2,
                                                     1998.

               (p)      Other: Directors' Power of Attorney.

                        (1) Incorporated into this filing by reference to Post-
                            Effective Amendment No. 33 filed June 29, 1998.

                        (2) Power of Attorney for Jan L. Yeomans attached as
                            Exhibit.

Item 24.       Persons Controlled by or under Common Control with Registrant.
               None

Item 25. Indemnification. Incorporated into this filing by reference to Post-Effective Amendment No. 29 filed February 18, 1997.

Item 26.       Business and Other Connections of Investment Adviser.

               Delaware Management Company (the "Manager"), a series of Delaware Management Business Trust, serves as investment manager to the Registrant and also serves as investment manager or sub-adviser to certain of the other funds in the Delaware Investments family (Delaware Group Equity Funds I, Inc., Delaware Group Equity Funds II, Inc., Delaware Group Equity Funds III, Inc., Delaware Group Equity Funds IV, Inc., Delaware Group Equity Funds V, Inc., Delaware Group Government Fund, Inc., Delaware Group Income Funds, Inc., Delaware Group Limited-Term Government Funds, Inc., Delaware Group Cash Reserve, Inc., Delaware Group Tax-Free Fund, Inc., Delaware Group State Tax-Free Income Trust, Delaware Group Tax-Free Money Fund, Inc., Delaware Group Global & International Funds, Inc., Delaware Pooled Trust, Inc., Delaware Group Adviser Funds, Inc., Delaware Group Dividend and Income Fund, Inc., Delaware Group Global Dividend and Income Fund, Inc., Delaware Group Foundation Funds, Voyageur Tax-Free Funds, Inc., Voyageur Intermediate Tax-Free Funds, Inc., Voyageur Insured Funds, Inc., Voyageur Funds, Inc., Voyageur Investment Trust, Voyageur Investment Trust II, Voyageur Mutual Funds, Inc., Voyageur Mutual Funds II, Inc., Voyageur Arizona Municipal Income Fund, Inc., Voyageur Colorado Insured Municipal Income Fund, Inc., Voyageur Florida Insured Municipal Income Fund, Voyageur Minnesota Municipal Fund, Inc., Voyageur Minnesota Municipal Fund II, Inc. and Voyageur Minnesota Municipal Fund III, Inc.). In addition, certain officers of the Manager also serve as directors/trustees of the other Delaware Investments funds, and certain officers are also officers of these other funds. A company indirectly owned by the Manager's parent company acts as principal underwriter to the mutual funds in the Delaware Investments family (see Item 29 below) and another such company acts as the shareholder services, dividend disbursing, accounting servicing and transfer agent for all of the mutual funds in the Delaware Investments family.

               The following persons serving as directors or officers of the Manager have held the following positions during the past two years:

Name and Principal               Positions and Offices with the Manager and its
Business Address *               Affiliates and Other Positions and Offices Held
------------------               -----------------------------------------------

Jeffrey J. Nick(1)               Chairman of the Board, President, Chief
                                 Executive Officer and Director/Trustee of the Registrant and each of the other investment companies in the Delaware Investments family, Delaware Management Company, Inc., Delaware
                                 Management Business Trust, Delvoy, Inc., DMH
                                 Corp. and Founders Holdings, Inc.; Chairman and
                                 Chief Executive Officer and Director of
                                 Delaware Management Company (a series of
                                 Delaware Management Business Trust); Chairman and Director of Delaware Capital Management,
                                 Inc. and Retirement Financial Services, Inc.;
                                 Chairman of Delaware Investment Advisers (a series of Delaware Management Business Trust) and Delaware Distributors, L.P.; Director of
                                 Delaware Service Company, Inc.,

                                 President, Chief Executive Officer and Director of Lincoln National Investment Companies, Inc. and Delaware Management Holdings, Inc.; Director of Vantage Global Advisors, Inc. and Lynch & Mayer Inc.

David K. Downes                  Executive Vice President, Chief Operating
                                 Officer and Chief Financial Officer of the
                                 Registrant and each of the other funds in the Delaware Investments family, Delaware
                                 Management Holdings, Inc., Founders CBO
                                 Corporation, Delaware Capital Management, Inc.,
                                 Delaware Management Company (a series of
                                 Delaware Management Business Trust), Delaware
                                 Investment Advisers (a series of Delaware
                                 Management Business Trust) and Delaware
                                 Distributors, L.P.; Executive Vice President,
                                 Chief Operating Officer, Chief Financial
                                 Officer and Director of Delaware Management
                                 Company, Inc., DMH Corp, Delaware Distributors,
                                 Inc., Founders Holdings, Inc. and Delvoy, Inc.;
                                 Executive Vice President, Chief Financial
                                 Officer, Chief Administrative Officer and
                                 Trustee of Delaware Management Business Trust;
                                 President, Chief Executive Officer, Chief
                                 Financial Officer and Director of Delaware
                                 Service Company, Inc.; President, Chief
                                 Operating Officer, Chief Financial Officer and
                                 Director of Delaware International Holdings
                                 Ltd.; Chairman, Chief Executive Officer and
                                 Director of Retirement Financial Services,
                                 Inc.; Chairman and Director of Delaware
                                 Management Trust Company; and Director of
                                 Delaware International Advisers Ltd.

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

Name and Principal               Positions and Offices with the Manager and its
Business Address *               Affiliates and Other Positions and Offices Held
------------------               -----------------------------------------------

Richard G. Unruh, Jr.            Executive Vice President and Chief Investment
                                 Officer, Equities of the Registrant, each of the other funds in the Delaware Investments family and Delaware Management Company (a series of Delaware Management Business Trust);
                                 Executive Vice President of Delaware Management
                                 Holdings, Inc. and Delaware Capital Management,
                                 Inc. and Delaware Management Business Trust;
                                 Executive Vice President/Chief Investment
                                 Officer, Equities and Director/Trustee of
                                 Delaware Management Company, Inc.; Chief
                                 Executive Officer/Chief Investment Officer,
                                 Equities of Delaware Investment Advisers (a series of Delaware Management Business Trust);
                                 and Director of Delaware International Advisers
                                 Ltd.

                                 Board of Directors, Chairman of Finance
                                 Committee, Keystone Insurance Company since
                                 1989, 2040 Market Street, Philadelphia, PA;
                                 Board of Directors, Chairman of Finance
                                 Committee, AAA Mid Atlantic, Inc. since 1989, 2040 Market Street, Philadelphia, PA; Board of Directors, Metron, Inc. since 1995, 11911 Freedom Drive, Reston, VA


* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

Name and Principal               Positions and Offices with the Manager and its
Business Address *               Affiliates and Other Positions and Offices Held
------------------               -----------------------------------------------

Richard J. Flannery              Executive Vice President and General Counsel of
                                 Delaware Management Holdings,Inc., Delaware
                                 Distributors, L.P., Delaware Management Trust
                                 Company, Delaware Capital Management, Inc.,
                                 Delaware Service Company, Inc., Delaware
                                 Management Company (a series of Delaware
                                 Management Business Trust), Delaware Investment
                                 Advisers (a series of Delaware Management
                                 Business Trust) and Founders CBO Corporation;
                                 Executive Vice President/General Counsel and
                                 Director of DMH Corp., Delaware Management
                                 Company, Inc., Delaware Distributors, Inc.,
                                 Delaware International Holdings Ltd., Founders
                                 Holdings, Inc., Delvoy, Inc. and Retirement
                                 Financial Services, Inc.; Executive Vice
                                 President of the Registrant and each of the other funds in the Delaware Investments family;
                                 Director of Delaware International Advisers
                                 Ltd.

                                 Director, HYPPCO Finance Company Ltd.

                                 Limited Partner of Stonewall Links, L.P. since 1991, Bulltown Rd., Elverton, PA; Director and Member of Executive Committee of Stonewall Links, Inc. since 1991, Bulltown Rd., Elverton, PA

George M.                        Senior Vice President/Secretary and General
Chamberlain, Jr.                 Counsel of the Registrant and each of the
                                 investment companies in the Delaware
                                 Investments family; Senior Vice President and
                                 Secretary of Delaware Distributors, L.P.,
                                 Delaware Management Company (a series of
                                 Delaware Management Business Trust) and
                                 Delaware Management Holdings, Inc., DMH Corp.,
                                 Delaware Management Company, Inc., Delaware
                                 Distributors, Inc., Delaware Service Company,
                                 Inc., Retirement Financial Services, Inc.,
                                 Delaware Capital Management, Inc. and Delvoy,
                                 Inc.; Executive Vice President, Secretary and
                                 Director of Delaware Management Trust Company;
                                 Senior Vice President and Director of Founders
                                 Holdings, Inc.; Senior Vice President of
                                 Delaware International Holdings Ltd.

Michael P. Bishof                Senior Vice President/Investment Accounting of
                                 Delaware Management Company, Inc., Delaware
                                 Management Company (a series of Delaware
                                 Management Business Trust) and Delaware Service
                                 Company, Inc.; Senior Vice President and
                                 Treasurer of the Registrant, each of the other funds in the Delaware Investments family and Founders Holdings, Inc.; Senior Vice President and Treasurer/Manager, Investment Accounting of
                                 Delaware Distributors, L.P. and Delaware
                                 Investment Advisers (a series of Delaware
                                 Management Business Trust); Senior Vice
                                 President and Assistant Treasurer of Founders
                                 CBO Corporation; and Senior Vice President and
                                 Manager of Investment Accounting of Delaware
                                 International Holdings Ltd.



* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

Name and Principal               Positions and Offices with the Manager and its
Business Address *               Affiliates and Other Positions and Offices Held
------------------               -----------------------------------------------

Joseph H. Hastings               Senior Vice President/Corporate Controller and
                                 Treasurer of Delaware Management Holdings,
                                 Inc., DMH Corp., Delaware Management Company,
                                 Inc., Delaware Distributors, Inc., Delaware
                                 Capital Management, Inc., Delaware
                                 Distributors, L.P., Delaware Service Company,
                                 Inc., Delaware International Holdings Ltd.,
                                 Delaware Management Company (a series of
                                 Delaware Management Business Trust) and Delvoy,
                                 Inc.; Senior Vice President/Corporate
                                 Controller of the Registrant, each of the other funds in the Delaware Investments family and Founders Holdings, Inc.; Chief Financial
                                 Officer and Treasurer of Retirement Financial
                                 Services, Inc.; and Senior Vice
                                 President/Assistant Treasurer of Founders CBO
                                 Corporation

Joanne O. Hutcheson              Senior Vice President/Human Resources of
                                 Delaware Management Company, Inc., Delaware
                                 Management Holdings, Inc., Delaware Investment
                                 Advisers (a series of Delaware Management
                                 Business Trust), Delaware Distributors, Inc.,
                                 Delaware Distributors, L.P., Delaware Service
                                 Company, Inc., the Registrant, each of the other funds in the Delaware Investments family, Delvoy, Inc. and Delaware Management Company (a series of Delaware Management Business Trust)

Robert J. DiBraccio              Senior Vice President/Head of Equity Trading of
                                 Delaware Management Company (a series of
                                 Delaware Management Business Trust), Delaware
                                 Investment Advisers (a series of Delaware
                                 Management Business Trust) and Delaware Capital
                                 Management, Inc.

John B. Fields                   Senior Vice President/Senior Portfolio Manager
                                 of Delaware Management Company, Inc., Delaware
                                 Management Company (a series of Delaware
                                 Management Business Trust), Delaware Investment
                                 Advisers (a series of Delaware Management
                                 Business Trust), Delaware Capital Management,
                                 Inc. and each of the equity investment
                                 companies in the Delaware Investments family, and Trustee of Delaware Management Business
                                 Trust

Susan L. Hanson                  Senior Vice President/Global Marketing & Client
                                 Services of Delaware Management Company (a series of Delaware Management Business Trust) and Delaware Investment Advisers (a series of
                                 Delaware Management Business Trust).




* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

Name and Principal               Positions and Offices with the Manager and its
Business Address *               Affiliates and Other Positions and Offices Held
------------------               -----------------------------------------------

Douglas L. Anderson              Senior Vice President/Operations of Delaware
                                 Management Company, Inc., Delaware Management
                                 Company (a series of Delaware Management
                                 Business Trust), Retirement Financial Services,
                                 Inc. and Delaware Service Company, Inc.; Senior
                                 Vice President/ Operations and Director of
                                 Delaware Management Trust Company

James L. Shields                 Senior Vice President/Chief Information Officer
                                 of Delaware Management Company, Inc., Delaware
                                 Management Company (a series of Delaware
                                 Management Business Trust), Delaware Service
                                 Company, Inc. and Retirement Financial
                                 Services, Inc.

Eric E. Miller                   Senior Vice President, Assistant Secretary and
                                 Deputy General Counsel of the Registrant and each of the other funds in the Delaware
                                 Investments family, Delaware Management
                                 Company, Inc., Delaware Management Company (a series of Delaware Management Business Trust),
                                 Delaware Investment Advisers (a series of
                                 Delaware Management Business Trust), Delaware
                                 Management Holdings, Inc., DMH Corp., Delaware
                                 Distributors, L.P., Delaware Distributors Inc.,
                                 Delaware Service Company, Inc., Founders
                                 Holdings, Inc., Delaware Capital Management,
                                 Inc. and Retirement Financial Services, Inc.;
                                 and Senior Vice President, Assistant Secretary and Deputy General Counsel of Delvoy, Inc.

Richelle S. Maestro              Senior Vice President, Assistant Secretary and
                                 Deputy General Counsel of the Registrant, each of the other funds in the Delaware Investments family, Delaware Management Company, Inc.,
                                 Delaware Management Company (a series of
                                 Delaware Management Business Trust), Delaware
                                 Investment Advisers (a series of Delaware
                                 Management Business Trust), Delaware Management
                                 Holdings, Inc., Delaware Distributors, L.P.,
                                 Delaware Distributors, Inc., Delaware Service
                                 Company, Inc., DMH Corp., Delaware Capital
                                 Management, Inc., Retirement Financial
                                 Services, Inc., Founders Holdings, Inc. and
                                 Delvoy, Inc.; Senior Vice President, Deputy
                                 General Counsel and Secretary of Delaware
                                 International Holdings Ltd.; and Secretary of
                                 Founders CBO Corporation

                                 General Partner of Tri-R Associates since 1989, 10001 Sandmeyer Lane, Philadelphia, PA.

Michael T. Taggart               Vice President/Facilities Management and
                                 Administrative Services of Delaware Management
                                 Company, Inc. and Delaware Management Company
                                 (a series of Delaware Management Business
                                 Trust)

Richard Salus                    Vice President/Assistant Controller of Delaware
                                 Management Company (a series of Delaware
                                 Management Business Trust), Delaware Investment
                                 Advisers (a series of Delaware Management
                                 Business Trust) and Delaware Management Trust
                                 Company

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

Name and Principal               Positions and Offices with the Manager and its
Business Address *               Affiliates and Other Positions and Offices Held
------------------               -----------------------------------------------

Bruce A. Ulmer                   Vice President/Year 2000 of the Registrant,
                                 each of the other funds in the Delaware
                                 Investments family, Delaware Management Company
                                 (a series of Delaware Management Business
                                 Trust), Delaware Management Holdings, Inc. and
                                 Retirement Financial Services, Inc., Delvoy,
                                 Inc. and Delaware Management Trust Company

Joel A. Ettinger(2)              Vice President/Taxation of the Registrant, each
                                 of the other funds in the Delaware Investments family, Delaware Management Company, Inc.,
                                 Delaware Investment Advisers (a series of
                                 Delaware Management Business Trust), Delaware
                                 Management Company (a series of Delaware
                                 Management Business Trust) and Delaware
                                 Management Holdings, Inc., Founders Holdings,
                                 Inc., Delaware Distributors, Inc., Delaware
                                 Distributors, L.P., Delaware Service Company,
                                 Inc., Retirement Financial Services, Inc.,
                                 Delaware Capital Management, Inc., Delvoy, Inc.
                                 and Founders CBO Corporation

Christopher Adams                Vice President/Business Manager, Equity
                                 Department of Delaware Investment Advisers (a series of Delaware Management Business Trust) and Delaware Management Company (a series of
                                 Delaware Management Business Trust)

Scott Metzger                    Vice President/Business Development of Delaware
                                 Distributors, L.P. and Delaware Service
                                 Company, Inc.

Lisa O. Brinkley                 Vice President/Compliance Director of Delaware
                                 Management Company, Inc., the Registrant, each of the other funds in the Delaware Investments family, Delaware Management Company (a series of Delaware Management Business Trust), DMH
                                 Corp., Delaware Distributors, L.P., Delaware
                                 Distributors, Inc., Delaware Service Company,
                                 Inc., Delaware Capital Management, Inc.,
                                 Delvoy, Inc., Retirement Financial Services,
                                 Inc. and Delaware Management Business Trust;
                                 and Vice President/Compliance Director and
                                 Assistant Secretary of Delaware Management
                                 Trust Company

Mary Ellen Carrozza              Vice President/Client Services of Delaware
                                 Management Company (a series of Delaware
                                 Management Business Trust), Delaware Investment
                                 Advisers (a series of Delaware Management
                                 Business Trust) and each of the other
                                 investment companies in the Delaware
                                 Investments family


* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

Name and Principal               Positions and Offices with the Manager and its
Business Address *               Affiliates and Other Positions and Offices Held
------------------               -----------------------------------------------

Gerald T. Nichols                Vice President/Senior Portfolio Manager of
                                 Delaware Management Company, Inc., Delaware
                                 Management Company (a series of Delaware
                                 Management Business Trust), Delaware Investment
                                 Advisers (a series of Delaware Management
                                 Business Trust), the Registrant, and of the fixed-income investment companies in the
                                 Delaware Investments family; Vice President of
                                 Founders Holdings, Inc.; and Treasurer,
                                 Assistant Secretary and Director of Founders
                                 CBO Corporation

Paul A. Matlack                  Vice President/Senior Portfolio Manager of
                                 Delaware Management Company, Inc., Delaware
                                 Management Company (a series of Delaware
                                 Management Business Trust), Delaware Investment
                                 Advisers (a series of Delaware Management
                                 Business Trust), and of the fixed-income investment companies in the Delaware
                                 Investments family; Vice President of Founders
                                 Holdings, Inc.; and President and Director of
                                 Founders CBO Corporation

Gary A. Reed                     Vice President/Senior Portfolio Manager of
                                 Delaware Management Company, Inc., Delaware
                                 Management Company (a series of Delaware
                                 Management Business Trust), Delaware Investment
                                 Advisers (a series of Delaware Management
                                 Business Trust), Delaware Capital Management,
                                 Inc. and of the fixed-income investment
                                 companies in the Delaware Investments family

Patrick P. Coyne                 Vice President/Senior Portfolio Manager of
                                 Delaware Management Company, Inc., Delaware
                                 Management Company (a series of Delaware
                                 Management Business Trust), Delaware Investment
                                 Advisers (a series of Delaware Management
                                 Business Trust), Delaware Capital Management,
                                 Inc. and of the fixed-income investment
                                 companies in the Delaware Investments family

Roger A. Early                   Vice President/Senior Portfolio Manager of
                                 Delaware Management Company, Inc., Delaware
                                 Management Company (a series of Delaware
                                 Management Business Trust), Delaware Investment
                                 Advisers (a series of Delaware Management
                                 Business Trust), the Registrant, and of the fixed-income investment companies in the
                                 Delaware Investments family

Mitchell L. Conery(3)            Vice President/Senior Portfolio Manager of
                                 Delaware Management Company, Inc., Delaware
                                 Management Company (a series of Delaware
                                 Management Business Trust), Delaware Investment
                                 Advisers (a series of Delaware Management
                                 Business Trust), Delaware Capital Management,
                                 Inc. and of the fixed-income investment
                                 companies in the Delaware Investments family




* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

Name and Principal               Positions and Offices with the Manager and its
Business Address *               Affiliates and Other Positions and Offices Held
------------------               -----------------------------------------------

Gerald S. Frey                   Vice President/Senior Portfolio Manager of
                                 Delaware Management Company, Inc., Delaware
                                 Management Company (a series of Delaware
                                 Management Business Trust), Delaware Investment
                                 Advisers (a series of Delaware Management
                                 Business Trust) and each of the equity
                                 investment companies in the Delaware
                                 Investments family

Christopher Beck(4)              Vice President/Senior Portfolio Manager of
                                 Delaware Management Company, Inc., Delaware
                                 Management Company (a series of Delaware
                                 Management Business Trust), Delaware Investment
                                 Advisers (a series of Delaware Management
                                 Business Trust) and each of the investment companies in the Delaware Investments family

                                 Trustee of New Castle County Pension Board since October 1992, Wilmington DE.

Elizabeth H. Howell(5)           Vice President/Senior Portfolio Manager of
                                 Delaware Management Company, Inc., Delaware
                                 Management Company (a series of Delaware
                                 Management Business Trust), Delaware Investment
                                 Advisers (a series of Delaware Management
                                 Business Trust) and each of the fixed-income investment companies in the Delaware
                                 Investments family

Andrew M.
McCullagh, Jr.(6)                Vice President/Senior Portfolio Manager of
                                 Delaware Management Company, Inc., Delaware
                                 Management Company (a series of Delaware
                                 Management Business Trust) the Registrant and each of the fixed-income investment companies in the Delaware Investments family

Babak Zenouzi                    Vice President/Senior Portfolio Manager of
                                 Delaware Management Company, Inc., Delaware
                                 Management Company (a series of Delaware
                                 Management Business Trust), Delaware Investment
                                 Advisers (a series of Delaware Management
                                 Business Trust) and each of the equity
                                 investment companies in the Delaware
                                 Investments family

J. Paul Dokas(7)                 Vice President/Portfolio Manager of
                                 Delaware Management Company, Inc., Delaware
                                 Management Company (a series of Delaware
                                 Management Business Trust), Delaware Investment
                                 Advisers (a series of Delaware Management
                                 Business Trust) and each of the equity
                                 investment companies in the Delaware
                                 Investments family


* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

Name and Principal               Positions and Offices with the Manager and its
Business Address *               Affiliates and Other Positions and Offices Held
------------------               -----------------------------------------------

Cynthia Isom                     Vice President/Portfolio Manager of Delaware
                                 Management Company, Inc., Delaware Management
                                 Company (a series of Delaware Management
                                 Business Trust) and of the fixed-income
                                 investment companies in the Delaware
                                 Investments family; and Vice President/Senior
                                 Trader of Delaware Investment Advisers (a series of Delaware Management Business Trust)

Paul Grillo                      Vice President/Portfolio Manager of Delaware
                                 Management Company, Inc., Delaware Management
                                 Company (a series of Delaware Management
                                 Business Trust), Delaware Investment Advisers
                                 (a series of Delaware Management Business
                                 Trust), and the fixed-income investment
                                 companies in the Delaware Investments family

Marshall T. Bassett(8)           Vice President/Portfolio Manager of
                                 Delaware Management Company, Inc., Delaware
                                 Management Company (a series of Delaware
                                 Management Business Trust), Delaware Investment
                                 Advisers (a series of Delaware Management
                                 Business Trust), and each of the equity
                                 investment companies in the Delaware
                                 Investments family

John A. Heffern(9)               Vice President/Portfolio Manager of Delaware
                                 Management Company, Inc., Delaware Management
                                 Company (a series of Delaware Management
                                 Business Trust) and each of the funds in the Delaware Investments family

Lori P. Wachs                    Vice President/Portfolio Manager of Delaware
                                 Management Company, Inc., Delaware Management
                                 Company (a series of Delaware Management
                                 Business Trust) and each of the equity
                                 investment companies in the Delaware
                                 Investments family

Richard E. Beister               Vice President/Trading Operations of and
                                 Delaware Management Company (a series of
                                 Delaware Management Business Trust)

Jeffrey W. Hynoski               Vice President/Research Analyst of Delaware
                                 Management Company (a series of Delaware
                                 Management Business Trust)

Audrey E. Kohart                 Vice President/Assistant Controller/Corporate
                                 Accounting of Delaware Management Company (a series of Delaware Management Business Trust)

Steven T. Lampe                  Vice President/Research Analyst of Delaware
                                 Management Company (a series of Delaware
                                 Management Business Trust)

Richard D. Seidel                Vice President/Assistant Controller/Manager,
                                 Payroll of Delaware Management Company (a series of Delaware Management Business Trust)

Karina J. Istvan                 Vice President/Strategic Planning of Delaware
                                 Management Company (a series of Delaware
                                 Management Business Trust)

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

Name and Principal               Positions and Offices with the Manager and its
Business Address *               Affiliates and Other Positions and Offices Held
------------------               -----------------------------------------------

Steven R. Cianci                 Vice President/Portfolio Manager of the fixed
                                 income investment companies in the Delaware
                                 Investments family.

Michael D. Mabry                 Vice President/Associate General Counsel/
                                 Assistant Secretary of Delaware Management
                                 Company (a series of Delaware Management
                                 Business Trust)

David P. O'Connor                Vice President/Associate General Counsel/
                                 Assistant Secretary of Delaware Management
                                 Company (a series of Delaware Management
                                 Business Trust)

Philip Y. Lin                    Vice President/Associate General Counsel/
                                 Assistant Secretary of Delaware Management
                                 Company (a series of Delaware Management
                                 Business Trust)


1          MANAGING DIRECTOR, Lincoln National UK plc prior to 1996.
2          TAX PRINCIPAL, Ernst & Young LLP prior to April 1998.
3          INVESTMENT OFFICER, Travelers Insurance prior to January 1997.
4          SENIOR PORTFOLIO MANAGER, Pitcairn Trust Company prior to May 1997.
5          SENIOR PORTFOLIO MANAGER, Voyageur Fund Managers, Inc. prior to May
           1997.
6 SENIOR VICE PRESIDENT, SENIOR PORTFOLIO MANAGER, Voyageur Asset Management LLC prior to May 1997.
7          DIRECTOR OF TRUST INVESTMENTS, Bell Atlantic Corporation prior to
           February 1997.
8          VICE PRESIDENT, Morgan Stanley Asset Management prior to March 1997.
9 SENIOR VICE PRESIDENT, EQUITY RESEARCH, NatWest Securities Corporation prior to March 1997.


           (b) Voyageur Asset Management LLC serves as sub-adviser (the "Sub-Adviser") for Growth Stock Fund. The Sub-Adviser also serves as sub-adviser to Voyageur Funds, Inc. The Sub-Adviser is an indirect wholly-owned subsidiary of Dougherty Financial Group LLC ("DFG"), which is owned 50% by Michael E. Dougherty and 50% equally by James A. Pohlad, Robert C. Pohlad and William M. Pohlad (the "Pohlads"). Mr. Dougherty co-founded the predecessor of DFG in 1977 and has served as DFG's Chairman of the Board and Chief Executive Officer since inception. The Sub-Adviser serves as adviser or sub-adviser to other investment companies and administers numerous private accounts and together with its affiliates managed approximately $8 billion in assets as of April 30, 1997. The Sub-Adviser's principal business address is 90 South Seventh Street, Suite 4300, Minneapolis, Minnesota 55402.

Name and Principal               Positions and Offices with the Manager and its
Business Address*                Affiliates and Other Positions and Offices Held
------------------               -----------------------------------------------

John G. Taft                     Chairman of the Board, Director and Chief
                                 Executive Officer of Voyageur Asset Management
                                 LLC

Edward J. Kohler                 Director and President of Voyageur Asset
                                 Management LLC

Steven B. Johansen               Director, Treasurer and Chief Financial Officer
                                 of Voyageur Asset Management LLC

Thomas J. Abood                  Secretary of Voyageur Asset Management LLC

Item 27.  Principal Underwriters.
          ----------------------

                           (a) Delaware Distributors, L.P. serves as principal underwriter for all the mutual funds in the Delaware Investments family.

                           (b) Information with respect to each director,
                               officer or partner of principal underwriter:

Name and Principal                             Positions and Offices                   Positions and Offices
Business Address *                             with Underwriter                        with Registrant
------------------                             ---------------------                   ---------------------
Delaware Distributors, Inc.                    General Partner                         None

Delaware Investment
Advisers                                       Limited Partner                         None

Delaware Capital
Management, Inc.                               Limited Partner                         None

Jeffrey J. Nick                                Chairman                                Chairman, President, Chief
                                                                                       Executive Officer and
                                                                                       Director/Trustee

Bruce D. Barton                                President and Chief Executive           None
                                               Officer

David K. Downes                                Executive Vice President,               Executive Vice President, Chief
                                               Chief Operating Officer                 Operating Officer and Chief
                                               and Chief Financial Officer             Financial Officer

Richard J. Flannery                            Executive Vice President/               Executive Vice President
                                               General Counsel

George M. Chamberlain, Jr.                     Senior Vice President/Secretary         Senior Vice President/
                                                                                       Secretary/General Counsel

Joseph H. Hastings                             Senior Vice President/Corporate         Senior Vice President/
                                               Controller & Treasurer                  Corporate Controller

Terrence P. Cunningham                         Senior Vice President/Financial         None
                                               Institutions/National Sales Manger

Thomas E. Sawyer                               Senior Vice President/                  None
                                               National Sales Director


* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

Name and Principal                          Positions and Offices                           Positions and Offices
Business Address *                          with Underwriter                                with Registrant
------------------                          ----------------------                          ----------------------
Mac McAuliffe                               Senior Vice President/Sales                     None
                                            Manager, Western Division

J. Chris Meyer                              Senior Vice President/                          None
                                            Director, Product Management

William M. Kimbrough                        Senior Vice President/Wholesaler                None

Daniel J. Brooks                            Senior Vice President/Wholesaler                None

Bradley L. Kolstoe                          Senior Vice President/Western                   None
                                            Division Sales Manager

Henry W. Orvin                              Senior Vice President/Eastern                   None
                                            Division Sales Manager

Michael P. Bishof                           Senior Vice President and Treasurer/            Senior Vice
                                            Manager, Investment Accounting                  President/Treasurer

Stephen J. DeAngelis                        Senior Vice President/National                  None
                                            Director/Managed Account Services

Joanne O. Hutcheson                         Senior Vice President/Human                     Senior Vice President/Human
                                            Resources                                       Resources

Holly W. Reimel                             Senior Vice President/National                  None
                                            Accounts

Eric E. Miller                              Senior Vice President/Assistant                 Senior Vice
                                            Secretary/Deputy General Counsel                President/Assistant
                                                                                            Secretary/Deputy General
                                                                                            Counsel

Richelle S. Maestro                         Senior Vice President/Assistant                 Senior Vice
                                            Secretary/Deputy General Counsel                President/Assistant
                                                                                            Secretary/Deputy General
                                                                                            Counsel

Diane M. Anderson                           Senior Vice President/                          None
                                            Retirement Operations


Name and Principal                          Positions and Offices                           Positions and Offices
Business Address *                          with Underwriter                                with Registrant
------------------                          ---------------------                           ---------------------
James L. Shields                            Senior Vice President/                          None
                                            Chief Information Officer

Stephen C. Nell                             Senior Vice President/National                  None
                                            Retirement Sales

Christopher H. Price                        Senior Vice President/Channel                   None
                                            Manager

Lisa O. Brinkley                            Vice President/Compliance                       Vice President/Compliance

Daniel H. Carlson                           Vice President/Marketing Services               None

Courtney S. West                            Vice President/Institutional Sales              None

Gordon E. Searles                           Vice President/Client Services                  None

Julia R. Vander Els                         Vice President/Retirement Plan                  None
                                            Contributions

Scott Metzger                               Vice President/Business Development             None

Larry Carr                                  Vice President/Variable Annuity                 None
                                            Sales Manager

James R. Searles                            Vice President/Variable Annuity                 None
                                            Sales Manager

Gregory J. McMillan                         Vice President/National Accounts                None

Christopher W. Moore                        Vice President/Variable Annuity                 None
                                            Wholesaler

Daniel J. O'Brien                           Vice President/Insurance Products               None

Andrew W. Whitaker                          Vice President/Wholesaler                       None
                                            Financial Institutions

Jessie Emery                                Vice President/Marketing                        None
                                            Communications

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

Name and Principal                          Positions and Offices                           Positions and Offices
Business Address *                          with Underwriter                                with Registrant
------------------                          ---------------------                           ----------------------
Darryl S. Grayson                           Vice President, Broker/Dealer                   None
                                            Internal Sales Director

Dinah J. Huntoon                            Vice President/Product                          None
                                            Manager, Equities

Soohee Lee                                  Vice President/Fixed Income                     None
                                            and International Product
                                            Management

Joel A. Ettinger                            Vice President/Taxation                         Vice President/Taxation

Michael J. Woods                            Vice President/National                         None
                                            Sales Manager

Susan T. Friestedt                          Vice President/Retirement Services              None

Ellen M. Krott                              Vice President/Marketing                        None

John A. Wells                               Vice President/Marketing Technology             None

Theodore V. Wood, III                       Vice President/Technical Systems                None
                                            Officer

Matthew Coldren                             Vice President/National Accounts                None

Patrick A. Connelly                         Vice President/RIA Sales                        None

Karina J. Istvan                            Vice President/Strategic Planning               Vice President/Strategic
                                                                                            Planning

Michael D. Mabry                            Vice President/Associate                        Vice President/Associate
                                            GeneralCounsel/                                 General Counsel/
                                            Assistant Secretary                             Assistant Secretary

David P. O'Connor                           Vice President/Associate                        Vice President/Associate
                                            GeneralCounsel/                                 General Counsel/
                                            Assistant Secretary                             Assistant Secretary


* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

Name and Principal                          Positions and Offices                           Positions and Offices
Business Address *                          with Underwriter                                with Registrant
------------------                          ---------------------                           ----------------------
Philip Y. Lin                               Vice President/Associate                        Vice President/Associate
                                            GeneralCounsel/                                 General Counsel/
                                            Assistant Secretary                             Assistant Secretary

Catherine A. Seklecki                       Vice President/Retirement Sales                 None

Michael T. Taggart                          Vice President/Facilities and                   None
                                            Administrative Services

Bruce A. Ulmer                              Vice President/Year 2000                        Vice President/Year 2000

Richard P. Allen                            Vice President/Wholesaler,                      None
                                            Midwest Region

David P. Anderson, Jr.                      Vice President/Wholesaler                       None

Jeffrey H. Arcy                             Vice President/Wholesaler,                      None
                                            Southeast Region

Patrick A. Bearss                           Vice President/Wholesaler,                      None
                                            Midwest Region

Gabriella Bercze                            Vice President/Financial                        None
                                            Institution Wholesaler

Larry D. Bridwell                           Vice President/Financial                        None
                                            Institution Wholesaler

Terrence L. Bussard                         Vice President/Wholesaler                       None

William S. Carroll                          Vice President/Wholesaler                       None

Thomas J. Chadie                            Vice President/Wholesaler                       None

Douglas R. Glennon                          Vice President/Wholesaler                       None

Ronald A. Haimowitz                         Vice President/Wholesaler                       None

Edward J. Hecker                            Vice President/Wholesaler                       None



* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

Name and Principal                          Positions and Offices                           Positions and Offices
Business Address *                          with Underwriter                                with Registrant
------------------                          ----------------------                          ----------------------
John R. Herron                              Vice President/Variable                         None
                                            Annuity Wholesaler

Christopher L. Johnston                     Vice President/Wholesaler                       None

Michael P. Jordan                           Vice President/Wholesaler                       None

Carolyn Kelly                               Vice President/Wholesaler                       None

Richard M. Koerner                          Vice President/Wholesaler                       None

Theodore T. Malone                          Vice President/IPI Wholesaler                   None

Debbie A. Marler                            Vice President/Wholesaler                       None

Nathan W. Medin                             Vice President/Wholesaler                       None

Roger J. Miller                             Vice President/Wholesaler                       None

Andrew F. Morris                            Vice President/Wholesaler,                      None
                                            East Division

Patrick L. Murphy                           Vice President/Wholesaler                       None

Scott E. Naughton                           Vice President/IPI Wholesaler                   None

Julia A. Nye                                Vice President/Wholesaler                       None

Joseph T. Owczarek                          Vice President/Wholesaler                       None

Otis S. Page                                Vice President/Wholesaler                       None

Mary Ellen Pernice-Fadden                   Vice President/Wholesaler                       None

Mark A. Pletts                              Vice President/Wholesaler                       None

Philip G. Rickards                          Vice President/Wholesaler                       None


*      Business address of each is 1818 Market Street, Philadelphia, PA 19103.

Name and Principal                          Positions and Offices                              Positions and Offices
Business Address *                          with Underwriter                                   with Registrant
-------------------                         ----------------------                             ---------------------
Laura E. Roman                              Vice President/Wholesaler                          None

Robert A. Rosso                             Vice President/Wholesaler                          None

Linda Schulz                                Vice President/Wholesaler                          None

John C. Shalloe                             Vice President/Wrap Fee                            None
                                            Wholesaler, Western Region

Edward B. Sheridan                          Vice President/Wholesaler                          None

Robert E. Stansbury                         Vice President/Wholesaler                          None

Wayne W. Wagner                             Vice President/Wholesaler                          None

Scott Whitehouse                            Vice President/Wholesaler                          None

Denise D. Bradley                           Vice President/Variable                            None
                                            Annuity Wholesaler

Rhonda J. Guido                             Vice President/Wholesaler                          None

John M. Leboeuf                             Vice President/Variable Annuity                    None
                                            Wholesaler

John R. Logan                               Vice President/Wholesaler/                         None
                                            Financial Institutions

Christopher W. Moore                        Vice President/Variable Annuity                    None
                                            Wholesaler

Julie Nusbaum                               Vice President/Wholesaler/                         None
                                            Financial Institutions

*  Business address of each is 1818 Market Street, Philadelphia, PA 19103.

          (c) Inapplicable.

Item 28.  Location of Accounts and Records.

          All accounts and records are maintained in Philadelphia at 1818 Market Street, Philadelphia, PA 19103 or One Commerce Square, Philadelphia, PA 19103 or 90 South Seventh Street, Suite 4300, Minneapolis, Minnesota 55402.

Item 29.  Management Services. None.

Item 30.  Undertakings.

          (a) Not Applicable.

          (b) Not Applicable.

          (c) The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

          (d) Not Applicable.

                                   SIGNATURES
                                   ----------

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Philadelphia, Commonwealth of Pennsylvania on this 15th day of April, 1999.

                                                 VOYAGEUR MUTUAL FUNDS III, INC.
                                                           By /s/Jeffrey J. Nick
                                                              ------------------
                                                                 Jeffrey J. Nick
                                                                     Chairman

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

     Signature                                                 Title                                              Date
--------------------------------------              ---------------------------------                   ----------------------------
/s/ Jeffrey J. Nick                                 President/Chief Executive Officer/
--------------------------------------              Chairman of the Board and Director                        April 15, 1999
Jeffrey J. Nick

/s/ David K. Downes                                 Executive Vice President/Chief Operating                  April 15, 1999
--------------------------------------              Officer/Chief Financial Officer
David K. Downes                                     (Principal Financial Officer and Principal
                                                    Accounting Officer)

/s/ Walter P. Babich                 *              Director                                                  April 15, 1999
--------------------------------------
Walter P. Babich

/s/ Anthony D. Knerr                 *              Director                                                  April 15, 1999
--------------------------------------
Anthony D. Knerr

/s/ Ann R. Leven                     *              Director                                                  April 15, 1999
--------------------------------------
Ann R. Leven

/s/Thomas F. Madison                 *              Director                                                  April 15, 1999
--------------------------------------
Thomas F. Madison

/s/Charles E. Peck                   *              Director                                                  April 15, 1999
--------------------------------------
Charles E. Peck

/s/Wayne A. Stork                    *              Director                                                  April 15, 1999
--------------------------------------
Wayne A. Stork


                             *By /s/ Jeffrey J. Nick
                                 -------------------
                                 Jeffrey J. Nick
                             as Attorney-in-Fact for
                          each of the persons indicated

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549



















                                    Exhibits

                                       to

                                    Form N-1A



















             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

INDEX TO EXHIBITS


Exhibit No.                   Exhibit
-----------                   -------
EX-99.H2I                     Executed Amendment No. 10 (August 31, 1998) to
                              Delaware Group of Funds Fund Accounting Agreement

EX-99.H2II                    Executed Amendment No. 11 (September 14, 1998) to
                              Delaware Group of Funds Fund Accounting Agreement

EX-99.H2III                   Executed Amendment No.12 (September 14, 1998) to
                              Delaware Group of Funds Fund Accounting Agreement

EX-99.H2IV                    Executed Amendment No. 13 (December 18, 1998) to
                              Delaware Group of Funds Fund Accounting Agreement

EX-99.P2                      Power of Attorney for Jan L. Yeomans